UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   811-21475

       RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

        Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

        Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 376-7132

Date of fiscal year end: September 30

Date of reporting period: March 31, 2024

Item 1. Reports to Stockholders.

 (a) The Report to Shareholders is attached herewith.

Semi-Annual Report For the six months ended March 31, 2024 RBC BlueBay Access Capital Community Investment Fund RBC BlueBay Impact Bond Fund RBC ®

	RBC Funds

About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics (Unaudited)
	- RBC BlueBay Access Capital Community Investment Fund	4
	- RBC BlueBay Impact Bond Fund	5
	Schedules of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	43
	- Statements of Operations	45
	- Statements of Changes in Net Assets	46
	Financial Highlights	48
	Notes to Financial Statements	54
	Share Class Information	68
	Supplemental Information	69
	Statement Regarding Liquidity Risk Management Program (Unaudited)	71

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA BlueBay Senior Portfolio Manager
Brian is a BlueBay senior portfolio manager on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc. He has had a leadership role within the Minneapolis-based fixed income group since 2012 and has been the lead portfolio manager for the firm’s impact investing strategies since 2006. He also managed many government and mortgage strategies. Brian joined the organization in 2005, having held risk management, research, and trading positions with a large American multinational financial services company since 1992. Brian holds an MBA, a BBA in Finance and a Bachelor of Science in Economics from the University of Minnesota. He is also a CFA® charterholder and a Financial Risk Manager (FRM®).

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2024 (Unaudited)

RBC BlueBay Access Capital Community Investment Fund
Class A(c)
- Including Max Sales Charge of 3.75%	(2.89)%	(1.54)%	0.08%	2.71%
- At Net Asset Value	0.88%	(0.79)%	0.47%	2.86%	0.80%	1.05%
Class I(e)
- At Net Asset Value	1.23%	(0.44)%	0.83%	3.18%	0.45%	0.53%
Class IS(f)
- At Net Asset Value	1.14%	(0.42)%	0.94%	3.40%	0.40%	0.53%

Bloomberg US Securitized Index(h)	1.61%	(0.25)%	1.18%	3.70%
RBC BlueBay Impact Bond Fund
Class A(d)
- Including Max Sales Charge of 3.75%	(1.29)%	(0.79)%	N/A	(0.41)%
- At Net Asset Value	2.59%	(0.04)%	N/A	0.20%	0.71%	1.10%
Class I
- At Net Asset Value	2.85%	0.26%	N/A	0.49%	0.46%	0.63%
Class R6
- At Net Asset Value	2.90%	0.29%	N/A	0.54%	0.41%	0.49%
Class Y(g)
- At Net Asset Value	2.90%	N/A	N/A	(2.85)%	0.41%	0.50%

Bloomberg U.S. Aggregate Bond Index(h)	1.70%	0.36%	N/A	0.76%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

The names of the funds were changed from Access Capital Community Investment Fund and RBC Impact Bond Fund to RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund, respectively, on July 26, 2023.

(a)	The Funds’ expenses are from the Funds’ most recent prospectus dated January 29, 2024. For current expense ratio information, please see the Financial Highlights starting on page 48.

(b)

The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses at 0.80% for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares of the RBC BlueBay Access Capital Community Investment Fund and at 0.70% for Class A shares, 0.45% for Class I shares, 0.40% for Class R6 shares and 0.40% for Class Y shares of the RBC BlueBay Impact Bond Fund until January 31, 2025.

2

PERFORMANCE SUMMARY (UNAUDITED)

(c)

The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(d)

The inception date for Class A shares of the Fund is January 28, 2020. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, which has an inception date of December 18, 2017, adjusted to reflect the fees and expenses of Class A shares, as applicable.

(e)

Class I shares commenced operations on July 28, 2008. The performance in the table prior to that date reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(f)

The inception date for Class IS shares of the Fund is March 11, 2019. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class IS shares, as applicable.

(g)	The inception date for Class Y shares of the Fund is April 12, 2021.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The Bloomberg U.S. Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg U.S. Aggregate Bond Index.

The Bloomberg U.S. Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

Mutual fund investing involves risk. Principal loss is possible.

3

FUND STATISTICS (UNAUDITED)
RBC BlueBay Access Capital Community Investment Fund
Investment Objective

The Fund’s investment objective is to provide current income consistent with the preservation of capital by investing primarily in high quality debt securities and other debt instruments supporting community development, including investments deemed to be qualified under the Community Reinvestment Act of 1977, as amended (the “CRA”).

Benchmark	Bloomberg U.S. Securitized Index
Asset Allocation as of 3/31/24 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)

Fannie Mae, 2.00%, 4/1/54

Fannie Mae, 2.50%, 4/1/54

Fannie Mae, Pool #CB4463,
 4.50%, 8/1/52

Fannie Mae, Pool #CB5037,
 5.50%, 11/1/52

Fannie Mae, Pool #CB4314,
 4.50%, 8/1/52

Freddie Mac, Pool #RA7503,
 4.50%, 7/1/52

	5.44 2.61 1.75 1.47 1.35 1.27	% % % % % %	Fannie Mae, Pool #BL4650, 2.30%, 10/1/31 Fannie Mae, Pool #CB3797, 4.00%, 6/1/52 Freddie Mac, Pool #RA5427, 2.50%, 6/1/51 Freddie Mac, Pool #RA5020, 2.00%, 4/1/51	1.15 1.04 0.92 0.91	% % % %
*A listing of all portfolio holdings can be found beginning on page 6
Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $ 1,000,000 over the 10 year period ended March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

4

FUND STATISTICS (UNAUDITED)
RBC BlueBay Impact Bond Fund
The Fund seeks to achieve a high level of current income consistent with preservation of capital.			Investment Objective
Bloomberg U.S. Aggregate Bond Index			Benchmark

Asset Allocation as of 3/31/24 (% of Fund’s investments)

Becton Dickinson & Co., 4.69%, 2/13/28

Hertz Vehicle Financing III LLC, 5.49%, 6/25/27

Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28

Amgen, Inc., 5.25%, 3/2/33

Fannie Mae, Pool #BZ0523, 4.50%, 2/1/29

Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49

1.57% 1.51% 1.45% 1.33% 1.31% 1.22%	Tesla Auto Lease Trust, Series 2021-B, Class C, 1.12%, Fannie Mae, Pool #BS1730, 1.53%, 4/1/28 Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62 American Water Capital Corp., 4.45%, 6/1/32	1.19% 1.17% 1.15% 1.15%	Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)

*A listing of all portfolio holdings can be found beginning on page 29
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)

The graph reflects an initial hypothetical investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) through March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Classes will vary due to differences in fee structures. This chart does not imply any future performance.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund

March 31, 2024 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 99.17%
Fannie Mae — 62.96%
$20,900,000	2.50%, 4/1/54	$17,286,139
45,500,000	2.00%, 4/1/54	36,026,399
640,331	6.00%, 10/1/53	647,029
43,878	Pool #258022, 5.50%, 5/1/34	44,710
39,758	Pool #258070, 5.00%, 6/1/34	39,789
45,664	Pool #258157, 5.00%, 8/1/34	45,700
46,461	Pool #258163, 5.50%, 8/1/34	47,344
68,030	Pool #258251, 5.50%, 1/1/35	69,320
80,555	Pool #258305, 5.00%, 3/1/35	80,634
48,171	Pool #258394, 5.00%, 5/1/35	48,218
35,914	Pool #258410, 5.00%, 4/1/35	35,949
50,257	Pool #258448, 5.00%, 8/1/35	50,306
76,164	Pool #258450, 5.50%, 8/1/35	77,888
137,945	Pool #258627, 5.50%, 2/1/36	141,071
20,986	Pool #258737, 5.50%, 12/1/35	21,458
18,977	Pool #259378, 6.00%, 12/1/31	19,476
15,506	Pool #259393, 6.00%, 1/1/32	15,913
29,577	Pool #259590, 5.50%, 11/1/32	30,051
71,240	Pool #259611, 5.50%, 11/1/32	72,386
5,540	Pool #259634, 5.50%, 12/1/32	5,629
23,061	Pool #259671, 5.50%, 2/1/33	23,430
55,614	Pool #259686, 5.50%, 3/1/33	56,525
52,602	Pool #259725, 5.00%, 5/1/33	52,643
42,992	Pool #259761, 5.00%, 6/1/33	43,026
65,276	Pool #259777, 5.00%, 7/1/33	65,328
35,309	Pool #259789, 5.00%, 7/1/33	35,337
36,154	Pool #259830, 5.00%, 8/1/33	36,183
23,900	Pool #259848, 5.00%, 9/1/33	23,919
51,603	Pool #259867, 5.50%, 10/1/33	52,445
32,000	Pool #259869, 5.50%, 10/1/33	32,522
26,077	Pool #259998, 5.00%, 3/1/34	26,098
234,527	Pool #469101, 3.75%, 2/1/27	228,173
250,004	Pool #470828, 3.53%, 3/1/32	233,095
4,008	Pool #576445, 6.00%, 1/1/31	4,078
21,983	Pool #579402, 6.50%, 4/1/31	22,753
21,277	Pool #583728, 6.50%, 6/1/31	22,022
9,076	Pool #590931, 6.50%, 7/1/31	9,395
30,976	Pool #607611, 6.50%, 11/1/31	32,061
27,395	Pool #644437, 6.50%, 6/1/32	28,499
629,059	Pool #663159, 5.00%, 7/1/32	629,635
25,930	Pool #670278, 5.50%, 11/1/32	26,345
9,383	Pool #676702, 5.50%, 11/1/32	9,533
36,152	Pool #677591, 5.50%, 12/1/32	36,733
14,382	Pool #681883, 6.00%, 3/1/33	14,888
17,535	Pool #686542, 5.50%, 3/1/33	17,823
150,203	Pool #695961, 5.50%, 1/1/33	152,612

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 92,787	Pool #696407, 5.50%, 4/1/33	$94,301
249,444	Pool #702478, 5.50%, 6/1/33	253,530
81,019	Pool #702479, 5.00%, 6/1/33	81,084
30,170	Pool #723066, 5.00%, 4/1/33	30,194
124,836	Pool #723067, 5.50%, 5/1/33	126,881
107,702	Pool #723070, 4.50%, 5/1/33	106,054
174,382	Pool #727311, 4.50%, 9/1/33	171,708
94,837	Pool #727312, 5.00%, 9/1/33	94,913
111,310	Pool #727315, 6.00%, 10/1/33	115,190
27,867	Pool #738589, 5.00%, 9/1/33	27,889
34,664	Pool #739269, 5.00%, 9/1/33	34,691
66,399	Pool #748041, 4.50%, 10/1/33	65,381
63,850	Pool #749891, 5.00%, 9/1/33	63,900
83,059	Pool #753533, 5.00%, 11/1/33	83,125
30,644	Pool #755679, 6.00%, 1/1/34	31,721
280,657	Pool #777621, 5.00%, 2/1/34	280,882
61,430	Pool #781741, 6.00%, 9/1/34	63,607
45,461	Pool #781959, 5.50%, 6/1/34	46,327
23,630	Pool #783893, 5.50%, 12/1/34	24,079
55,047	Pool #783929, 5.50%, 10/1/34	56,094
602	Pool #788329, 6.50%, 8/1/34	634
46,528	Pool #799548, 6.00%, 9/1/34	48,167
518,913	Pool #806754, 4.50%, 9/1/34	511,375
222,627	Pool #806757, 6.00%, 9/1/34	230,514
266,016	Pool #806761, 5.50%, 9/1/34	271,083
86,052	Pool #808205, 5.00%, 1/1/35	86,121
147,855	Pool #815009, 5.00%, 4/1/35	148,001
38,821	Pool #820336, 5.00%, 9/1/35	38,860
78,646	Pool #822008, 5.00%, 5/1/35	78,724
118,852	Pool #829276, 5.00%, 8/1/35	118,970
102,304	Pool #829649, 5.50%, 3/1/35	104,250
126,864	Pool #844361, 5.50%, 11/1/35	129,739
23,464	Pool #845245, 5.50%, 11/1/35	23,994
19,252	Pool #866969, 6.00%, 2/1/36	20,017
63,791	Pool #884693, 5.50%, 4/1/36	65,233
184,122	Pool #885724, 5.50%, 6/1/36	188,281
57,852	Pool #919368, 5.50%, 4/1/37	59,128
228,640	Pool #922582, 6.00%, 12/1/36	238,818
82,523	Pool #934941, 5.00%, 8/1/39	82,683
249,623	Pool #934942, 5.00%, 9/1/39	250,107
167,019	Pool #948600, 6.00%, 8/1/37	174,474
61,071	Pool #952678, 6.50%, 8/1/37	64,720
84,174	Pool #986239, 6.00%, 7/1/38	87,921
103,982	Pool #986957, 5.50%, 7/1/38	106,436
138,557	Pool #990617, 5.50%, 9/1/38	141,843
135,212	Pool #AA0645, 4.50%, 3/1/39	132,672
233,572	Pool #AA3207, 4.50%, 3/1/39	229,176

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 192,165	Pool #AA7042, 4.50%, 6/1/39	$188,547
225,220	Pool #AA7658, 4.00%, 6/1/39	215,113
2,844	Pool #AA7741, 4.50%, 6/1/24	2,829
597,927	Pool #AB7798, 3.00%, 1/1/43	535,626
797,282	Pool #AB9204, 3.00%, 4/1/43	713,713
66,055	Pool #AC1463, 5.00%, 8/1/39	66,184
228,397	Pool #AC2109, 4.50%, 7/1/39	224,106
225,150	Pool #AC4395, 5.00%, 9/1/39	225,588
84,386	Pool #AC5329, 5.00%, 10/1/39	84,550
173,465	Pool #AC6305, 5.00%, 11/1/39	173,801
121,028	Pool #AC6307, 5.00%, 12/1/39	121,260
257,632	Pool #AC6790, 5.00%, 12/1/39	258,132
268,875	Pool #AC7199, 5.00%, 12/1/39	269,405
253,111	Pool #AD1470, 5.00%, 2/1/40	253,718
519,820	Pool #AD1471, 4.50%, 2/1/40	510,030
477,896	Pool #AD1585, 4.50%, 2/1/40	468,895
302,854	Pool #AD1586, 5.00%, 1/1/40	303,443
194,789	Pool #AD1638, 4.50%, 2/1/40	190,964
123,632	Pool #AD1640, 4.50%, 3/1/40	121,204
513,381	Pool #AD1942, 4.50%, 1/1/40	503,711
141,434	Pool #AD1988, 4.50%, 2/1/40	138,770
159,297	Pool #AD2896, 5.00%, 3/1/40	159,679
13,682	Pool #AD4456, 4.50%, 4/1/40	13,414
374,556	Pool #AD4458, 4.50%, 4/1/40	367,209
165,360	Pool #AD4940, 4.50%, 6/1/40	162,116
64,990	Pool #AD4946, 4.50%, 6/1/40	63,715
104,084	Pool #AD5728, 5.00%, 4/1/40	104,334
46,206	Pool #AD7242, 4.50%, 7/1/40	45,300
79,628	Pool #AD7256, 4.50%, 7/1/40	78,066
211,809	Pool #AD7271, 4.50%, 7/1/40	207,654
230,386	Pool #AD7272, 4.50%, 7/1/40	225,867
77,113	Pool #AD8960, 5.00%, 6/1/40	77,298
290,002	Pool #AD9614, 4.50%, 8/1/40	284,308
6,565	Pool #AE2011, 4.00%, 9/1/40	6,268
632,196	Pool #AE2012, 4.00%, 9/1/40	603,612
102,770	Pool #AE2023, 4.00%, 9/1/40	98,131
207,389	Pool #AE5432, 4.00%, 10/1/40	198,026
289,417	Pool #AE5435, 4.50%, 9/1/40	283,737
111,458	Pool #AE5806, 4.50%, 9/1/40	109,271
259,232	Pool #AE5861, 4.00%, 10/1/40	247,511
114,190	Pool #AE5862, 4.00%, 10/1/40	109,030
240,776	Pool #AE6850, 4.00%, 10/1/40	229,889
134,723	Pool #AE7699, 4.00%, 11/1/40	128,621
361,656	Pool #AE7703, 4.00%, 10/1/40	345,276
137,667	Pool #AE7707, 4.00%, 11/1/40	131,443
110,545	Pool #AH0300, 4.00%, 11/1/40	105,549
153,255	Pool #AH0301, 3.50%, 11/1/40	141,587
5,992	Pool #AH0302, 4.00%, 11/1/40	5,721

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 208,643	Pool #AH0306, 4.00%, 12/1/40	$199,224
322,419	Pool #AH0508, 4.00%, 11/1/40	307,841
505,876	Pool #AH0537, 4.00%, 12/1/40	483,013
483,075	Pool #AH0914, 4.50%, 11/1/40	473,589
235,191	Pool #AH0917, 4.00%, 12/1/40	224,557
193,532	Pool #AH1077, 4.00%, 1/1/41	184,798
172,711	Pool #AH2973, 4.00%, 12/1/40	164,913
202,750	Pool #AH2980, 4.00%, 1/1/41	193,587
530,670	Pool #AH5656, 4.00%, 1/1/41	506,686
301,073	Pool #AH5658, 4.00%, 2/1/41	287,460
215,962	Pool #AH5662, 4.00%, 2/1/41	206,212
98,969	Pool #AH5882, 4.00%, 2/1/26	97,150
142,354	Pool #AH6764, 4.00%, 3/1/41	135,917
572,011	Pool #AH6768, 4.00%, 3/1/41	545,476
279,489	Pool #AH7281, 4.00%, 3/1/41	266,524
99,674	Pool #AH7526, 4.50%, 3/1/41	97,608
373,883	Pool #AH7537, 4.00%, 3/1/41	356,538
127,608	Pool #AH8878, 4.50%, 4/1/41	124,965
131,657	Pool #AH8885, 4.50%, 4/1/41	128,926
37,213	Pool #AH9050, 3.50%, 2/1/26	36,355
322,379	Pool #AI0114, 4.00%, 3/1/41	307,424
226,040	Pool #AI1846, 4.50%, 5/1/41	221,350
253,761	Pool #AI1847, 4.50%, 5/1/41	248,501
473,113	Pool #AI1848, 4.50%, 5/1/41	463,295
299,799	Pool #AI1849, 4.50%, 5/1/41	293,577
157,779	Pool #AJ0651, 4.00%, 8/1/41	150,450
522,910	Pool #AJ9133, 4.00%, 1/1/42	498,652
194,237	Pool #AK6715, 3.50%, 3/1/42	179,557
316,873	Pool #AK6716, 3.50%, 3/1/42	292,923
153,628	Pool #AK6718, 3.50%, 2/1/42	142,013
210,176	Pool #AM6907, 3.68%, 10/1/32	193,420
350,000	Pool #AN0360, 3.95%, 12/1/45	286,634
853,233	Pool #AN2066, 2.75%, 7/1/26	811,409
868,625	Pool #AN2746, 2.30%, 9/1/26	819,121
783,883	Pool #AN5053, 3.34%, 4/1/27	753,922
192,757	Pool #AN6580, 3.36%, 9/1/29	181,090
882,433	Pool #AN7154, 3.21%, 10/1/32	798,375
1,994,166	Pool #AN8055, 3.05%, 1/1/30	1,838,082
1,496,754	Pool #AN8121, 3.16%, 1/1/35	1,284,038
488,790	Pool #AN8915, 3.48%, 4/1/30	458,788
178,380	Pool #AO2923, 3.50%, 5/1/42	165,001
534,880	Pool #AO8029, 3.50%, 7/1/42	494,454
123,091	Pool #AP7483, 3.50%, 9/1/42	113,788
109,310	Pool #AQ6710, 2.50%, 10/1/27	105,387
561,141	Pool #AQ7193, 3.50%, 7/1/43	517,983
135,685	Pool #AR6928, 3.00%, 3/1/43	121,476
740,190	Pool #AS3494, 4.00%, 10/1/44	700,688

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 176,067	Pool #AS3726, 4.00%, 11/1/44	$166,671
177,406	Pool #AS3929, 4.00%, 12/1/44	167,938
214,165	Pool #AS4070, 4.00%, 12/1/44	201,707
140,211	Pool #AS4390, 3.50%, 2/1/45	129,064
161,655	Pool #AS4732, 3.50%, 4/1/45	148,396
630,126	Pool #AS4905, 3.50%, 4/1/45	577,570
895,721	Pool #AS5341, 3.50%, 7/1/45	819,723
238,537	Pool #AS5576, 4.00%, 8/1/45	225,596
394,741	Pool #AS5919, 3.50%, 9/1/45	363,358
205,429	Pool #AS6303, 4.00%, 11/1/45	194,275
225,574	Pool #AS6607, 4.00%, 1/1/46	213,328
566,884	Pool #AS6778, 3.50%, 3/1/46	519,066
254,796	Pool #AS6958, 3.50%, 4/1/46	233,666
704,177	Pool #AS7138, 3.50%, 5/1/46	642,783
365,768	Pool #AS7139, 3.50%, 5/1/46	333,878
665,295	Pool #AS7334, 3.00%, 6/1/46	587,053
718,663	Pool #AS7335, 3.00%, 5/1/46	634,145
315,930	Pool #AS7336, 3.00%, 6/1/46	275,142
1,188,792	Pool #AS7504, 3.00%, 7/1/46	1,048,985
431,005	Pool #AS7516, 3.00%, 7/1/46	380,317
283,240	Pool #AS7517, 3.00%, 6/1/46	249,942
116,559	Pool #AS7518, 3.00%, 7/1/46	102,858
145,162	Pool #AS7674, 3.00%, 8/1/46	128,090
961,655	Pool #AS7676, 3.00%, 8/1/46	848,560
605,984	Pool #AS8077, 3.00%, 10/1/46	534,717
226,941	Pool #AS8289, 3.00%, 10/1/46	200,252
462,805	Pool #AS8441, 3.00%, 11/1/46	408,377
718,712	Pool #AS8633, 3.50%, 1/1/47	656,051
294,623	Pool #AS8776, 3.50%, 2/1/47	268,936
326,683	Pool #AS9381, 4.00%, 4/1/47	307,623
154,480	Pool #AS9549, 4.00%, 5/1/47	145,493
571,898	Pool #AS9550, 4.00%, 5/1/47	538,583
184,004	Pool #AS9825, 4.00%, 6/1/47	173,268
409,973	Pool #AT2688, 3.00%, 5/1/43	367,128
189,721	Pool #AT3963, 2.50%, 3/1/28	181,432
72,401	Pool #AT7873, 2.50%, 6/1/28	69,395
255,045	Pool #AU0971, 3.50%, 8/1/43	235,429
347,210	Pool #AU2165, 3.50%, 7/1/43	320,506
314,872	Pool #AU2188, 3.50%, 8/1/43	290,655
9,004	Pool #AU6054, 4.00%, 9/1/43	8,544
250,694	Pool #AU7003, 4.00%, 11/1/43	237,906
174,931	Pool #AU7005, 4.00%, 11/1/43	165,998
181,735	Pool #AV0679, 4.00%, 12/1/43	172,575
249,705	Pool #AV9282, 4.00%, 2/1/44	236,425
125,954	Pool #AW1565, 4.00%, 4/1/44	119,232
528,250	Pool #AW5046, 4.00%, 7/1/44	500,156
76,638	Pool #AW5047, 4.00%, 7/1/44	72,664
100,258	Pool #AW7040, 4.00%, 6/1/44	94,942

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 53,468	Pool #AW8629, 3.50%, 5/1/44	$49,086
637,169	Pool #AX2884, 3.50%, 11/1/44	578,919
439,122	Pool #AX4860, 3.50%, 12/1/44	403,644
535,008	Pool #AY1389, 3.50%, 4/1/45	489,615
162,644	Pool #AY3435, 3.50%, 5/1/45	149,714
492,540	Pool #AY5571, 3.50%, 6/1/45	450,750
258,306	Pool #BC0802, 3.50%, 4/1/46	236,518
230,456	Pool #BC0804, 3.50%, 4/1/46	210,681
349,361	Pool #BC1135, 3.00%, 6/1/46	308,287
675,255	Pool #BD5021, 3.50%, 2/1/47	617,097
895,059	Pool #BD7140, 4.00%, 4/1/47	842,919
1,000,976	Pool #BE4232, 3.00%, 12/1/46	883,256
171,806	Pool #BE9743, 3.50%, 4/1/47	157,039
465,215	Pool #BH2665, 3.50%, 9/1/47	423,653
101,687	Pool #BH4659, 4.00%, 6/1/47	96,038
253,037	Pool #BJ0657, 4.00%, 2/1/48	237,840
300,757	Pool #BJ2670, 4.00%, 4/1/48	282,730
724,773	Pool #BJ5158, 4.00%, 4/1/48	681,332
292,251	Pool #BK7685, 4.00%, 10/1/48	274,734
412,418	Pool #BK7924, 4.00%, 11/1/48	388,079
8,920,000	Pool #BL4650, 2.30%, 10/1/31	7,614,029
434,190	Pool #BL5454, 2.77%, 1/1/35	366,335
98,829	Pool #BO1263, 3.50%, 6/1/49	90,325
428,260	Pool #BO3599, 3.00%, 9/1/49	373,499
552,004	Pool #BO5263, 3.00%, 9/1/49	481,420
2,182,115	Pool #BO6771, 2.50%, 5/1/51	1,813,588
635,243	Pool #BP3417, 2.50%, 5/1/51	527,960
543,577	Pool #BP8731, 2.50%, 6/1/50	456,374
866,266	Pool #BP8741, 2.50%, 6/1/50	722,794
1,573,220	Pool #BQ4469, 2.00%, 2/1/51	1,253,297
475,626	Pool #BQ4493, 1.50%, 2/1/51	359,470
362,071	Pool #BQ5723, 2.00%, 10/1/50	288,797
1,125,911	Pool #BQ7523, 2.00%, 11/1/50	897,999
776,375	Pool #BQ7524, 2.50%, 10/1/50	650,861
4,274,595	Pool #BR0940, 2.00%, 4/1/51	3,399,964
798,743	Pool #BR1037, 2.50%, 5/1/51	663,847
1,982,815	Pool #BR1113, 2.00%, 11/1/50	1,580,829
803,599	Pool #BR1114, 1.50%, 11/1/50	607,656
316,317	Pool #BR1115, 2.50%, 12/1/50	263,438
1,128,556	Pool #BR2051, 2.50%, 6/1/51	937,609
2,592,512	Pool #BR2234, 2.50%, 8/1/51	2,152,262
893,568	Pool #BR3565, 2.00%, 1/1/51	712,133
764,504	Pool #BR3566, 2.50%, 12/1/50	640,435
214,721	Pool #BR7088, 2.00%, 3/1/51	170,853
3,000,000	Pool #BS0046, 1.23%, 12/1/27	2,622,288
1,023,651	Pool #BS0345, 1.61%, 1/1/36	775,911
2,545,000	Pool #BS0391, 1.63%, 1/1/33	2,018,792

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 500,000	Pool #BS0915, 1.62%, 3/1/31	$398,907
1,000,000	Pool #BS1281, 1.59%, 3/1/31	815,200
186,453	Pool #BS1326, 1.19%, 3/1/26	173,682
1,873,390	Pool #BS1482, 1.61%, 3/1/31	1,558,303
700,000	Pool #BS1524, 2.01%, 3/1/33	570,283
1,500,000	Pool #BS1560, 2.03%, 4/1/31	1,247,834
965,255	Pool #BS4422, 2.59%, 3/1/32	833,399
1,000,000	Pool #BS5203, 2.41%, 4/1/32	853,985
241,027	Pool #BS5840, 3.78%, 7/1/32	220,622
669,000	Pool #BS6083, 4.38%, 7/1/32	653,350
400,000	Pool #BS6178, 3.41%, 7/1/29	371,752
884,000	Pool #BS8032, 5.00%, 3/1/28	882,320
1,000,000	Pool #BS8302, 4.61%, 4/1/28	995,309
1,000,000	Pool #BS8303, 4.61%, 4/1/28	995,313
2,735,000	Pool #BS8483, 4.81%, 5/1/28	2,714,175
534,483	Pool #BS8518, 4.30%, 5/1/28	525,977
2,800,000	Pool #BS8572, 4.23%, 5/1/28	2,751,269
3,400,000	Pool #BS9849, 4.97%, 11/1/28	3,432,211
600,000	Pool #BS9972, 5.76%, 11/1/28	623,975
1,754,190	Pool #BT6821, 2.50%, 10/1/51	1,455,212
1,220,596	Pool #BT8237, 4.00%, 6/1/52	1,130,125
239,668	Pool #BT8243, 4.00%, 6/1/52	221,917
1,680,443	Pool #BT9419, 2.50%, 11/1/51	1,393,513
1,384,613	Pool #BU1334, 2.50%, 2/1/52	1,146,906
1,776,284	Pool #BU1337, 3.00%, 2/1/52	1,531,831
213,696	Pool #BV4205, 3.00%, 2/1/52	184,335
2,695,487	Pool #BV8876, 3.50%, 4/1/52	2,415,234
1,400,000	Pool #BZ0540, 5.04%, 2/1/34	1,430,758
553,337	Pool #CA0114, 3.50%, 8/1/47	503,902
556,354	Pool #CA0334, 3.50%, 9/1/47	507,766
164,917	Pool #CA0536, 3.50%, 10/1/47	150,515
580,174	Pool #CA0551, 4.00%, 10/1/47	546,376
467,500	Pool #CA0565, 3.50%, 10/1/47	425,587
237,840	Pool #CA0743, 3.50%, 11/1/47	217,397
634,647	Pool #CA0825, 3.50%, 12/1/47	577,948
629,520	Pool #CA0981, 3.50%, 12/1/47	573,279
183,097	Pool #CA1070, 3.50%, 1/1/48	167,107
467,339	Pool #CA1115, 3.50%, 1/1/48	425,587
957,857	Pool #CA1130, 3.50%, 1/1/48	872,282
180,213	Pool #CA1131, 3.50%, 2/1/48	164,475
283,402	Pool #CA1132, 3.50%, 1/1/48	258,083
420,232	Pool #CA1144, 3.50%, 2/1/48	382,689
103,439	Pool #CA1152, 3.50%, 2/1/48	94,198
387,288	Pool #CA1160, 3.50%, 2/1/48	354,000
465,614	Pool #CA1161, 3.50%, 2/1/48	423,686
269,463	Pool #CA1338, 4.00%, 3/1/48	253,279
541,792	Pool #CA1339, 3.50%, 3/1/48	493,004
178,204	Pool #CA1418, 4.00%, 3/1/48	167,501

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 181,524	Pool #CA1468, 4.00%, 3/1/48	$170,645
463,259	Pool #CA1469, 4.00%, 3/1/48	435,436
173,613	Pool #CA1471, 4.00%, 3/1/48	163,368
1,055,578	Pool #CA1507, 4.00%, 4/1/48	992,308
392,475	Pool #CA1610, 3.50%, 3/1/48	357,134
409,376	Pool #CA1611, 4.00%, 4/1/48	384,839
403,908	Pool #CA1612, 3.50%, 4/1/48	368,155
488,284	Pool #CA1613, 4.00%, 4/1/48	459,017
188,297	Pool #CA2381, 4.00%, 9/1/48	177,013
208,273	Pool #CA2440, 4.00%, 9/1/48	195,764
166,460	Pool #CA2441, 4.00%, 10/1/48	156,637
160,429	Pool #CA2442, 4.00%, 10/1/48	150,961
353,604	Pool #CA2443, 4.00%, 10/1/48	332,413
188,434	Pool #CA2468, 4.00%, 10/1/48	177,141
453,824	Pool #CA2594, 4.00%, 11/1/48	427,417
241,594	Pool #CA2913, 4.00%, 1/1/49	227,113
302,462	Pool #CA3042, 4.00%, 1/1/49	284,325
345,445	Pool #CA3043, 4.00%, 2/1/49	324,744
167,293	Pool #CA3045, 4.50%, 1/1/49	162,143
27,056	Pool #CA3132, 4.00%, 2/1/49	25,444
155,421	Pool #CA3557, 3.50%, 5/1/49	141,560
349,013	Pool #CA3628, 3.50%, 6/1/49	316,058
191,874	Pool #CA3793, 3.50%, 6/1/49	174,450
134,144	Pool #CA3936, 3.50%, 7/1/49	121,963
411,472	Pool #CA4043, 3.00%, 8/1/49	358,858
483,620	Pool #CA4320, 3.00%, 9/1/49	421,780
313,667	Pool #CA5106, 3.00%, 1/1/50	273,559
413,277	Pool #CA5132, 3.00%, 2/1/50	360,432
944,930	Pool #CA5309, 3.00%, 3/1/50	823,187
528,071	Pool #CA5312, 3.00%, 3/1/50	460,036
1,126,952	Pool #CA6151, 2.50%, 6/1/50	940,655
279,623	Pool #CA6251, 3.00%, 6/1/50	243,354
1,256,369	Pool #CA6263, 2.50%, 7/1/50	1,048,288
1,245,611	Pool #CA6966, 2.00%, 9/1/50	993,917
2,232,652	Pool #CA6967, 2.00%, 9/1/50	1,782,095
1,341,101	Pool #CA6968, 2.00%, 9/1/50	1,070,111
1,045,959	Pool #CA6969, 2.00%, 9/1/50	834,881
1,258,617	Pool #CA6971, 2.50%, 9/1/50	1,048,992
1,364,467	Pool #CA6972, 2.50%, 8/1/50	1,137,636
976,406	Pool #CA6973, 2.50%, 9/1/50	814,087
896,054	Pool #CA7258, 2.50%, 9/1/50	746,815
1,150,737	Pool #CA7259, 2.50%, 9/1/50	959,080
1,406,532	Pool #CA7317, 2.00%, 10/1/50	1,121,884
1,761,432	Pool #CA7549, 2.00%, 10/1/50	1,404,961
1,660,128	Pool #CA7917, 2.00%, 11/1/50	1,336,083
865,968	Pool #CA8069, 1.50%, 12/1/50	654,651
1,055,318	Pool #CA8070, 2.00%, 12/1/50	841,369

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$3,636,969	Pool #CA8077, 2.00%, 12/1/50	$2,899,629
628,032	Pool #CA8425, 1.50%, 12/1/50	478,685
1,021,618	Pool #CA8432, 2.00%, 12/1/50	814,184
1,328,532	Pool #CA8685, 1.50%, 1/1/51	1,004,338
3,867,916	Pool #CA8811, 2.00%, 1/1/51	3,081,353
4,388,201	Pool #CA9048, 2.00%, 2/1/51	3,495,835
279,452	Pool #CB0245, 2.50%, 4/1/51	232,257
761,939	Pool #CB0437, 2.50%, 5/1/51	633,260
613,325	Pool #CB0480, 2.50%, 5/1/51	509,554
142,545	Pool #CB0576, 2.50%, 5/1/51	118,427
259,537	Pool #CB0582, 2.50%, 5/1/51	215,625
1,912,393	Pool #CB0688, 2.50%, 6/1/51	1,588,825
420,954	Pool #CB0689, 2.50%, 6/1/51	349,731
945,105	Pool #CB0972, 2.50%, 6/1/51	784,905
473,765	Pool #CB1003, 2.50%, 7/1/51	393,459
300,430	Pool #CB1010, 2.50%, 7/1/51	249,506
1,350,067	Pool #CB1060, 2.00%, 7/1/51	1,072,151
1,895,504	Pool #CB1311, 2.50%, 8/1/51	1,573,619
1,696,341	Pool #CB1444, 2.50%, 8/1/51	1,407,749
969,542	Pool #CB1515, 2.50%, 8/1/51	804,597
1,702,818	Pool #CB1532, 2.50%, 9/1/51	1,413,126
1,588,258	Pool #CB1809, 2.50%, 10/1/51	1,317,561
1,033,050	Pool #CB1956, 2.50%, 10/1/51	856,660
789,696	Pool #CB2029, 2.50%, 11/1/51	654,859
1,734,281	Pool #CB2205, 2.50%, 11/1/51	1,437,620
704,119	Pool #CB2268, 2.50%, 12/1/51	583,675
491,358	Pool #CB2467, 2.50%, 12/1/51	407,156
1,783,416	Pool #CB2515, 2.50%, 12/1/51	1,477,797
2,730,755	Pool #CB2761, 3.00%, 2/1/52	2,354,949
5,825,086	Pool #CB2797, 3.00%, 2/1/52	5,023,437
5,560,988	Pool #CB2938, 3.00%, 2/1/52	4,789,518
1,159,385	Pool #CB3052, 3.00%, 2/1/52	998,544
995,393	Pool #CB3249, 3.00%, 4/1/52	857,200
1,953,657	Pool #CB3281, 3.50%, 4/1/52	1,750,533
423,739	Pool #CB3413, 3.50%, 4/1/52	381,326
808,075	Pool #CB3489, 2.50%, 4/1/52	668,811
640,186	Pool #CB3490, 3.00%, 4/1/52	551,275
7,408,910	Pool #CB3797, 4.00%, 6/1/52	6,859,761
5,432,646	Pool #CB4056, 4.50%, 7/1/52	5,181,280
2,893,405	Pool #CB4208, 4.50%, 7/1/52	2,759,529
2,362,705	Pool #CB4272, 4.50%, 7/1/52	2,252,735
9,379,959	Pool #CB4314, 4.50%, 8/1/52	8,943,376
12,150,030	Pool #CB4463, 4.50%, 8/1/52	11,581,066
358,437	Pool #CB4473, 4.50%, 8/1/52	342,758
4,768,557	Pool #CB4539, 4.50%, 9/1/52	4,545,276
4,328,808	Pool #CB4595, 4.00%, 9/1/52	4,007,957
6,035,380	Pool #CB4767, 5.00%, 9/1/52	5,895,616
2,880,231	Pool #CB4966, 5.50%, 10/1/52	2,869,635

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 1,612,762	Pool #CB4967, 5.50%, 10/1/52	$1,608,553
9,765,005	Pool #CB5037, 5.50%, 11/1/52	9,728,604
4,023,482	Pool #CB5048, 6.00%, 11/1/52	4,059,191
5,602,686	Pool #CB5166, 6.00%, 11/1/52	5,652,410
2,781,593	Pool #CB5199, 6.00%, 11/1/52	2,806,279
2,617,756	Pool #CB5202, 6.50%, 11/1/52	2,671,911
391,037	Pool #CB5220, 6.50%, 12/1/52	399,281
3,175,845	Pool #CB5343, 6.00%, 12/1/52	3,204,031
330,046	Pool #CB5344, 6.50%, 12/1/52	341,291
1,707,931	Pool #CB5385, 6.00%, 12/1/52	1,723,583
2,632,626	Pool #CB5549, 6.00%, 1/1/53	2,655,508
898,193	Pool #CB5586, 6.00%, 1/1/53	905,999
4,498,693	Pool #CB5728, 5.50%, 2/1/53	4,478,345
1,433,495	Pool #CB5732, 5.50%, 2/1/53	1,427,022
4,545,191	Pool #CB5797, 5.50%, 3/1/53	4,519,367
1,905,429	Pool #CB5804, 6.00%, 2/1/53	1,922,355
2,846,619	Pool #CB5946, 5.50%, 3/1/53	2,830,445
2,158,685	Pool #CB5980, 5.50%, 3/1/53	2,146,526
182,295	Pool #CB6005, 5.50%, 4/1/53	181,268
1,906,227	Pool #CB6126, 5.00%, 4/1/53	1,859,051
507,259	Pool #CB6138, 5.00%, 4/1/53	494,715
613,826	Pool #CB6208, 5.50%, 5/1/53	610,369
399,093	Pool #CB6368, 5.00%, 5/1/53	389,216
1,342,567	Pool #CB6400, 5.00%, 5/1/53	1,309,341
1,432,480	Pool #CB6564, 5.50%, 6/1/53	1,424,412
333,720	Pool #CB6607, 5.50%, 7/1/53	331,838
338,138	Pool #CB6783, 5.00%, 7/1/53	329,991
247,840	Pool #CB6826, 5.50%, 7/1/53	246,794
1,840,152	Pool #CB6953, 5.50%, 8/1/53	1,829,697
2,377,408	Pool #CB6955, 6.00%, 8/1/53	2,398,526
2,657,243	Pool #CB7160, 6.50%, 9/1/53	2,712,169
340,804	Pool #CB7202, 6.50%, 10/1/53	347,848
3,357,907	Pool #CB7222, 5.50%, 10/1/53	3,338,829
1,467,134	Pool #CB7223, 6.00%, 10/1/53	1,479,883
2,794,876	Pool #CB7376, 6.00%, 10/1/53	2,819,164
2,195,254	Pool #CB7454, 6.00%, 11/1/53	2,214,330
607,966	Pool #CB7455, 6.50%, 11/1/53	625,281
215,131	Pool #CB7467, 6.50%, 11/1/53	221,258
544,419	Pool #CB7548, 6.50%, 11/1/53	555,672
2,287,425	Pool #CB7585, 6.50%, 11/1/53	2,334,707
1,188,712	Pool #CB7586, 7.00%, 12/1/53	1,225,016
1,110,602	Pool #CB7625, 6.50%, 12/1/53	1,142,234
1,963,430	Pool #CB7683, 6.00%, 12/1/53	1,980,492
2,088,833	Pool #CB7704, 6.50%, 12/1/53	2,132,010
1,724,340	Pool #CB7728, 7.00%, 12/1/53	1,800,333
351,596	Pool #CB7733, 6.50%, 12/1/53	362,343
1,309,697	Pool #CB7918, 6.00%, 1/1/54	1,338,451

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 913,556	Pool #CB7919, 6.50%, 1/1/54	$947,101
1,927,131	Pool #CB8093, 5.50%, 3/1/54	1,933,547
2,061,175	Pool #CB8094, 6.00%, 2/1/54	2,098,976
1,993,020	Pool #CB8108, 5.50%, 3/1/54	2,002,333
2,332,751	Pool #CB8261, 5.50%, 3/1/54	2,319,603
1,072,168	Pool #CB8284, 5.50%, 4/1/54	1,066,125
1,266,782	Pool #CB8285, 6.00%, 4/1/54	1,291,584
44,649	Pool #MC0013, 5.50%, 12/1/38	45,696
72,857	Pool #MC0014, 5.50%, 12/1/38	74,574
60,564	Pool #MC0016, 5.50%, 11/1/38	61,991
75,767	Pool #MC0127, 4.50%, 7/1/39	74,342
233,652	Pool #MC0154, 4.50%, 8/1/39	229,254
76,225	Pool #MC0160, 4.50%, 8/1/39	74,792
158,958	Pool #MC0177, 4.50%, 9/1/39	155,972
104,634	Pool #MC0270, 4.50%, 3/1/40	102,581
132,778	Pool #MC0584, 4.00%, 1/1/42	126,618

		417,152,924

Freddie Mac — 31.99%
411,776	Pool #Q63813, 3.50%, 4/1/49	373,321
724,241	Pool #QB5148, 2.00%, 11/1/50	577,447
1,189,109	Pool #QB5731, 2.00%, 11/1/50	948,404
1,825,913	Pool #QB5732, 2.50%, 11/1/50	1,521,237
1,508,442	Pool #QB6982, 2.00%, 11/1/50	1,202,628
364,448	Pool #QB6992, 1.50%, 12/1/50	275,584
1,127,530	Pool #QC4676, 2.50%, 7/1/51	936,408
760,560	Pool #QC6090, 2.50%, 8/1/51	631,405
1,667,629	Pool #QC6108, 2.50%, 8/1/51	1,383,923
1,010,724	Pool #QC6643, 2.50%, 8/1/51	838,774
1,063,047	Pool #QC9175, 2.50%, 10/1/51	881,866
1,704,921	Pool #QD0152, 2.50%, 10/1/51	1,413,811
263,253	Pool #QD1762, 2.00%, 11/1/51	208,817
2,546,494	Pool #QD4183, 2.50%, 12/1/51	2,110,899
818,265	Pool #QD7419, 3.00%, 2/1/52	705,841
380,469	Pool #QE0994, 3.50%, 4/1/52	340,970
3,175,960	Pool #QE2342, 4.00%, 5/1/52	2,940,557
4,769,858	Pool #QE7866, 4.00%, 8/1/52	4,416,316
1,166,242	Pool #QE9025, 4.00%, 8/1/52	1,079,800
591,546	Pool #QE9026, 5.00%, 8/1/52	578,306
1,036,000	Pool #QE9027, 4.50%, 8/1/52	987,775
1,390,209	Pool #QF0539, 4.00%, 9/1/52	1,287,166
243,921	Pool #QG5944, 5.00%, 6/1/53	238,169
239,200	Pool #RA1234, 3.50%, 8/1/49	216,626
252,697	Pool #RA1382, 3.00%, 9/1/49	220,385
1,316,633	Pool #RA1383, 3.00%, 9/1/49	1,148,277
249,705	Pool #RA1470, 3.00%, 10/1/49	217,776
266,374	Pool #RA1713, 3.00%, 11/1/49	232,313
463,141	Pool #RA1714, 3.00%, 11/1/49	403,920

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 618,120	Pool #RA1716, 3.00%, 11/1/49	$539,082
461,406	Pool #RA1724, 2.50%, 10/1/49	386,595
368,705	Pool #RA1979, 3.00%, 12/1/49	321,528
650,281	Pool #RA1987, 3.00%, 12/1/49	567,130
1,357,982	Pool #RA1988, 3.00%, 1/1/50	1,184,339
737,688	Pool #RA2158, 3.00%, 2/1/50	642,875
724,778	Pool #RA2162, 3.00%, 2/1/50	631,624
720,235	Pool #RA2255, 3.00%, 3/1/50	627,665
1,050,414	Pool #RA2256, 3.00%, 3/1/50	915,407
713,898	Pool #RA2340, 3.00%, 3/1/50	621,921
287,240	Pool #RA2395, 2.50%, 4/1/50	239,935
1,344,308	Pool #RA3207, 2.50%, 7/1/50	1,121,245
2,774,785	Pool #RA3208, 2.50%, 7/1/50	2,314,362
806,823	Pool #RA3339, 2.00%, 8/1/50	644,004
1,228,594	Pool #RA3552, 2.00%, 9/1/50	980,660
1,126,684	Pool #RA3553, 2.50%, 8/1/50	939,382
3,159,849	Pool #RA3679, 2.00%, 9/1/50	2,521,199
1,623,768	Pool #RA3680, 2.50%, 9/1/50	1,353,831
477,332	Pool #RA3733, 2.00%, 10/1/50	380,857
524,617	Pool #RA3734, 2.50%, 10/1/50	437,241
788,495	Pool #RA3747, 2.00%, 9/1/50	629,374
1,611,929	Pool #RA3751, 2.00%, 10/1/50	1,294,196
2,460,240	Pool #RA3803, 1.50%, 12/1/50	1,859,882
384,380	Pool #RA3861, 1.50%, 10/1/50	290,730
1,543,110	Pool #RA3862, 2.00%, 10/1/50	1,231,226
1,566,051	Pool #RA3917, 1.50%, 10/1/50	1,184,500
3,408,196	Pool #RA3918, 2.00%, 10/1/50	2,718,294
780,704	Pool #RA3928, 1.50%, 11/1/50	590,344
195,119	Pool #RA3929, 2.00%, 10/1/50	156,770
543,005	Pool #RA4018, 2.00%, 1/1/51	432,582
500,907	Pool #RA4055, 2.00%, 11/1/50	399,511
688,394	Pool #RA4056, 1.50%, 11/1/50	520,542
6,857,731	Pool #RA4195, 2.00%, 12/1/50	5,467,430
4,577,206	Pool #RA4254, 2.00%, 12/1/50	3,647,826
770,096	Pool #RA4274, 1.50%, 12/1/50	582,323
840,996	Pool #RA4357, 2.00%, 1/1/51	670,235
1,374,784	Pool #RA4377, 2.00%, 2/1/51	1,102,090
2,146,527	Pool #RA4420, 2.00%, 1/1/51	1,710,018
3,060,747	Pool #RA4503, 2.00%, 2/1/51	2,438,327
757,787	Pool #RA4548, 2.00%, 2/1/51	603,687
1,827,551	Pool #RA4578, 2.00%, 2/1/51	1,454,181
292,372	Pool #RA4590, 2.00%, 2/1/51	232,640
256,350	Pool #RA4597, 2.00%, 2/1/51	204,220
240,465	Pool #RA4618, 2.00%, 2/1/51	191,565
793,853	Pool #RA4621, 2.00%, 2/1/51	631,668
1,336,041	Pool #RA4738, 2.00%, 3/1/51	1,063,087
3,598,762	Pool #RA4745, 2.00%, 3/1/51	2,863,531

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$1,367,915	Pool #RA4775, 2.00%, 3/1/51	$1,088,449
1,091,743	Pool #RA4835, 2.50%, 3/1/51	907,703
2,058,955	Pool #RA4872, 2.50%, 4/1/51	1,711,867
7,607,293	Pool #RA5020, 2.00%, 4/1/51	6,050,753
3,156,845	Pool #RA5021, 1.50%, 4/1/51	2,383,620
396,870	Pool #RA5043, 2.50%, 4/1/51	329,845
632,789	Pool #RA5045, 2.50%, 5/1/51	525,920
2,909,165	Pool #RA5068, 2.00%, 4/1/51	2,313,014
1,627,419	Pool #RA5173, 2.50%, 4/1/51	1,352,572
923,164	Pool #RA5195, 2.50%, 5/1/51	763,213
751,144	Pool #RA5197, 2.50%, 5/1/51	624,287
1,289,689	Pool #RA5217, 2.50%, 5/1/51	1,083,294
1,090,564	Pool #RA5237, 2.50%, 5/1/51	906,385
1,946,971	Pool #RA5350, 2.50%, 6/1/51	1,617,552
1,449,700	Pool #RA5387, 2.50%, 6/1/51	1,213,807
222,991	Pool #RA5404, 2.50%, 6/1/51	185,193
7,357,132	Pool #RA5427, 2.50%, 6/1/51	6,110,056
1,100,988	Pool #RA5509, 2.50%, 7/1/51	914,365
460,748	Pool #RA5525, 2.50%, 7/1/51	382,649
698,697	Pool #RA5541, 2.50%, 7/1/51	580,264
1,912,579	Pool #RA5621, 2.50%, 8/1/51	1,587,793
235,307	Pool #RA5686, 2.50%, 7/1/51	195,349
1,671,047	Pool #RA5701, 2.00%, 8/1/51	1,326,537
1,534,474	Pool #RA5719, 2.50%, 10/1/51	1,272,469
3,149,389	Pool #RA5726, 2.50%, 8/1/51	2,613,598
1,737,340	Pool #RA5796, 2.50%, 8/1/51	1,441,773
1,850,341	Pool #RA5873, 2.50%, 9/1/51	1,535,550
695,321	Pool #RA5874, 2.50%, 9/1/51	576,813
2,559,170	Pool #RA5948, 2.50%, 12/1/51	2,120,612
140,460	Pool #RA5951, 2.50%, 9/1/51	116,520
3,308,107	Pool #RA6030, 2.50%, 10/1/51	2,744,285
64,450	Pool #RA6108, 3.50%, 3/1/52	57,769
1,267,396	Pool #RA6117, 2.50%, 10/1/51	1,050,992
1,290,899	Pool #RA6276, 2.50%, 11/1/51	1,070,482
381,161	Pool #RA6305, 2.50%, 11/1/51	316,079
1,224,423	Pool #RA6317, 2.50%, 11/1/51	1,015,357
85,408	Pool #RA6389, 2.50%, 11/1/51	71,451
1,728,271	Pool #RA6516, 2.50%, 12/1/51	1,432,102
1,383,266	Pool #RA6687, 3.00%, 1/1/52	1,192,901
2,854,003	Pool #RA6743, 2.50%, 1/1/52	2,364,921
1,921,233	Pool #RA6760, 3.00%, 2/1/52	1,656,833
927,671	Pool #RA6782, 3.00%, 2/1/52	804,802
2,251,775	Pool #RA6801, 3.00%, 2/1/52	1,949,172
3,768,179	Pool #RA6858, 3.00%, 3/1/52	3,245,424
1,455,047	Pool #RA6930, 3.50%, 3/1/52	1,304,216
1,057,150	Pool #RA6978, 3.50%, 3/1/52	955,097
1,431,101	Pool #RA6983, 2.50%, 3/1/52	1,184,744
473,398	Pool #RA7098, 3.50%, 3/1/52	424,251

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 168,880	Pool #RA7146, 3.50%, 4/1/52	$151,321
2,065,543	Pool #RA7162, 3.50%, 4/1/52	1,850,786
187,237	Pool #RA7284, 3.50%, 4/1/52	168,496
108,919	Pool #RA7344, 4.00%, 4/1/52	101,319
5,922,520	Pool #RA7454, 4.00%, 6/1/52	5,483,543
4,202,082	Pool #RA7469, 4.00%, 5/1/52	3,890,624
8,843,233	Pool #RA7503, 4.50%, 7/1/52	8,434,061
2,754,354	Pool #RA7714, 4.50%, 7/1/52	2,626,141
2,619,108	Pool #RA7872, 4.50%, 9/1/52	2,496,460
4,867,562	Pool #RA7897, 4.50%, 9/1/52	4,639,623
3,260,850	Pool #RA8627, 5.50%, 3/1/53	3,242,458
1,896,700	Pool #RA8684, 5.00%, 3/1/53	1,849,973
329,993	Pool #RA9790, 6.00%, 9/1/53	333,607
1,010,995	Pool #RA9975, 6.00%, 10/1/53	1,019,976
965,071	Pool #WA3211, 1.91%, 9/1/35	736,279
1,058,228	Pool #WA3305, 1.75%, 6/1/37	765,647
920,976	Pool #WA5002, 2.62%, 11/1/31	807,045
250,000	Pool #WN2304, 4.45%, 12/1/32	240,694
1,000,000	Pool #WN3049, 2.39%, 9/1/31	856,231
418,947	Pool #ZA4828, 4.00%, 3/1/47	394,542
52,705	Pool #ZA4891, 3.50%, 3/1/47	48,476
422,644	Pool #ZA4892, 4.00%, 5/1/47	398,034
309,681	Pool #ZA4893, 3.50%, 4/1/47	283,515
608,407	Pool #ZA4912, 3.50%, 5/1/47	554,052
603,157	Pool #ZA4913, 4.00%, 5/1/47	568,021
896,977	Pool #ZA5070, 3.50%, 11/1/47	818,642
153,157	Pool #ZA5090, 3.50%, 11/1/47	139,993
380,084	Pool #ZA5174, 3.50%, 12/1/47	347,415
1,262,038	Pool #ZA5238, 3.50%, 2/1/48	1,149,288
403,654	Pool #ZA5245, 3.50%, 1/1/48	367,591
942,221	Pool #ZA5253, 3.50%, 1/1/48	859,934
363,656	Pool #ZA5254, 4.00%, 1/1/48	342,501
575,566	Pool #ZA5308, 4.00%, 1/1/48	542,037
748,851	Pool #ZA5575, 4.00%, 7/1/48	703,966
610,020	Pool #ZA5637, 4.50%, 8/1/48	589,465
509,519	Pool #ZA5645, 4.00%, 8/1/48	478,984
57,932	Pool #ZA6576, 3.50%, 4/1/49	52,947
75,632	Pool #ZI0238, 5.00%, 6/1/33	75,691
135,764	Pool #ZI0412, 5.00%, 8/1/33	135,873
58,047	Pool #ZI0543, 4.50%, 8/1/33	57,160
55,260	Pool #ZI1023, 5.50%, 11/1/33	56,162
77,925	Pool #ZI1353, 5.50%, 1/1/34	79,200
117,742	Pool #ZI1493, 5.50%, 1/1/34	119,670
93,711	Pool #ZI1524, 5.50%, 2/1/34	95,240
59,254	Pool #ZI1689, 5.50%, 4/1/34	60,382
50,989	Pool #ZI1802, 5.50%, 4/1/34	51,960
120,003	Pool #ZI1991, 5.00%, 5/1/34	120,099

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 84,409	Pool #ZI2332, 5.00%, 6/1/34	$84,477
128,520	Pool #ZI2939, 5.50%, 12/1/34	130,964
74,706	Pool #ZI3102, 5.00%, 1/1/35	74,766
73,875	Pool #ZI3254, 5.50%, 4/1/35	75,546
157,063	Pool #ZI3507, 5.00%, 9/1/35	157,218
84,430	Pool #ZI3713, 5.00%, 5/1/35	84,514
72,145	Pool #ZI4118, 5.50%, 1/1/36	73,780
129,156	Pool #ZI4120, 5.50%, 1/1/36	132,057
175,454	Pool #ZI4200, 5.50%, 2/1/36	179,425
74,882	Pool #ZI4201, 6.00%, 2/1/36	77,855
58,285	Pool #ZI4429, 5.00%, 6/1/35	58,342
52,210	Pool #ZI4521, 5.50%, 7/1/35	53,391
145,474	Pool #ZI4572, 5.50%, 8/1/35	148,766
56,736	Pool #ZI4605, 5.50%, 9/1/35	58,022
4,767	Pool #ZI4606, 5.50%, 9/1/35	4,875
36,566	Pool #ZI4704, 5.00%, 11/1/35	36,602
107,637	Pool #ZI4705, 5.00%, 11/1/35	107,744
45,507	Pool #ZI4706, 5.50%, 11/1/35	46,537
185,633	Pool #ZI4979, 6.00%, 6/1/36	193,888
25,592	Pool #ZI5006, 6.00%, 6/1/36	26,722
158,431	Pool #ZI5912, 5.50%, 4/1/37	161,929
81,993	Pool #ZI6311, 5.50%, 6/1/37	83,803
55,370	Pool #ZI6814, 6.00%, 10/1/37	57,826
49,511	Pool #ZI6976, 5.50%, 7/1/37	50,606
193,591	Pool #ZI9925, 5.00%, 4/1/40	194,055
64,546	Pool #ZJ0038, 4.50%, 5/1/40	63,279
196,506	Pool #ZJ0482, 4.50%, 9/1/40	192,649
209,764	Pool #ZJ0844, 4.00%, 12/1/40	200,284
115,137	Pool #ZJ1058, 4.00%, 12/1/40	109,933
84,914	Pool #ZJ1264, 4.00%, 1/1/41	81,082
223,126	Pool #ZJ1444, 4.00%, 3/1/41	212,786
94,493	Pool #ZJ1445, 4.50%, 3/1/41	92,534
43,336	Pool #ZJ5032, 6.50%, 5/1/31	44,860
26,279	Pool #ZJ5458, 6.50%, 11/1/31	27,199
21,018	Pool #ZJ5928, 6.50%, 3/1/32	21,865
67,876	Pool #ZJ6638, 6.00%, 11/1/32	70,253
55,751	Pool #ZJ6955, 5.50%, 3/1/33	56,661
40,267	Pool #ZJ6956, 5.50%, 3/1/33	40,925
35,228	Pool #ZK4661, 2.50%, 11/1/27	33,949
275,799	Pool #ZL2630, 3.50%, 12/1/41	255,431
311,991	Pool #ZL2708, 3.50%, 1/1/42	288,340
823,854	Pool #ZL5676, 3.00%, 4/1/43	737,500
378,326	Pool #ZL6090, 3.00%, 6/1/43	338,671
178,517	Pool #ZL6097, 3.00%, 6/1/43	159,789
519,285	Pool #ZL9372, 3.00%, 4/1/45	458,589
336,414	Pool #ZL9669, 3.50%, 6/1/45	307,871
192,640	Pool #ZM1422, 3.50%, 7/1/46	175,844
211,024	Pool #ZM1423, 3.50%, 7/1/46	192,626

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 153,871	Pool #ZM1736, 3.00%, 9/1/46	$135,781
853,709	Pool #ZM1738, 3.00%, 9/1/46	753,309
516,378	Pool #ZM8750, 4.00%, 9/1/48	485,428
280,132	Pool #ZN1022, 4.00%, 11/1/48	263,341
7,781	Pool #ZN5269, 6.50%, 10/1/31	8,054
60,097	Pool #ZN5321, 5.50%, 5/1/34	61,236
36,802	Pool #ZN5322, 5.50%, 5/1/34	37,500
43,670	Pool #ZN5332, 5.00%, 11/1/34	43,705
581,781	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	542,921
317,964	Series 2018-SB52, Class A10F, 3.46%, 6/25/28(a)	300,298
687,386	Series 2018-SB53, Class A10F, 3.63%, 6/25/28(a)	648,746
250,595	Series 2018-SB56, Class A10F, 3.69%, 10/25/28(a)	237,178
438,088	Series 2019-SB64, Class A10F, 2.71%, 5/25/29(a)	399,215
591,932	Series 2019-SB66, Class A5H, 2.32%, 6/25/39(a)	581,169
1,343,049	Series 2020-SB81, Class A10H, 1.26%, 10/25/40(a)	1,093,185
980,141	Series 2022-SB100, Class A10F, 2.01%, 5/25/32(a)	807,833
754,198	Series 2022-SB96, Class A7F, 1.88%, 1/25/29(a)	660,943
2,827,723	Series Q014, Class A1, 1.56%, 1/25/36	2,281,819

		211,576,497

Ginnie Mae — 3.90%
180,455	Pool #442423, 4.00%, 9/20/41	173,187
81,482	Pool #616936, 5.50%, 1/15/36	83,466
675,985	Pool #618363, 4.00%, 9/20/41	648,736
336,626	Pool #664269, 5.85%, 6/15/38	336,626
20,291	Pool #675509, 5.50%, 6/15/38	20,478
134,051	Pool #697672, 5.50%, 12/15/38	137,445
58,907	Pool #697814, 5.00%, 2/15/39	59,219
295,989	Pool #697885, 4.50%, 3/15/39	292,219
91,102	Pool #698112, 4.50%, 5/15/39	89,941
424,025	Pool #698113, 4.50%, 5/15/39	418,623
612,390	Pool #713519, 6.00%, 7/15/39	640,916
155,503	Pool #716822, 4.50%, 4/15/39	153,522
55,697	Pool #716823, 4.50%, 4/15/39	54,987
208,317	Pool #720080, 4.50%, 6/15/39	205,663
236,077	Pool #724629, 5.00%, 7/20/40	237,670
300,854	Pool #726550, 5.00%, 9/15/39	302,609
139,521	Pool #729346, 4.50%, 7/15/41	137,711
206,260	Pool #738844, 3.50%, 10/15/41	191,950
137,324	Pool #738845, 3.50%, 10/15/41	127,794
196,344	Pool #738862, 4.00%, 10/15/41	188,473
168,118	Pool #747241, 5.00%, 9/20/40	169,253
516,253	Pool #748654, 3.50%, 9/15/40	480,436
92,901	Pool #748846, 4.50%, 9/20/40	91,739
247,710	Pool #757016, 3.50%, 11/15/40	230,539
154,562	Pool #757017, 4.00%, 12/15/40	148,365
191,681	Pool #759297, 4.00%, 1/20/41	183,942
138,394	Pool #759298, 4.00%, 2/20/41	132,802

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 137,333	Pool #762877, 4.00%, 4/15/41	$131,824
76,917	Pool #763564, 4.50%, 5/15/41	75,919
167,353	Pool #770481, 4.00%, 8/15/41	160,644
38,457	Pool #770482, 4.50%, 8/15/41	37,958
118,699	Pool #770517, 4.00%, 8/15/41	113,941
111,716	Pool #770529, 4.00%, 8/15/41	107,233
43,191	Pool #770537, 4.00%, 8/15/41	41,460
130,386	Pool #770738, 4.50%, 6/20/41	128,843
150,017	Pool #779592, 4.00%, 11/20/41	143,975
98,237	Pool #779593, 4.00%, 11/20/41	94,276
236,301	Pool #AA6312, 3.00%, 4/15/43	210,655
318,053	Pool #AA6424, 3.00%, 5/15/43	285,677
384,054	Pool #AB2733, 3.50%, 8/15/42	356,857
281,218	Pool #AB2745, 3.00%, 8/15/42	252,761
631,172	Pool #AB2841, 3.00%, 9/15/42	567,302
42,026	Pool #AB2843, 3.00%, 9/15/42	37,776
375,965	Pool #AE6946, 3.00%, 6/15/43	337,715
68,445	Pool #AG8915, 4.00%, 2/20/44	65,372
305,149	Pool #AK6446, 3.00%, 1/15/45	271,157
375,103	Pool #AK7036, 3.00%, 4/15/45	335,668
280,834	Pool #AO3594, 3.50%, 8/20/45	260,277
145,726	Pool #AP3887, 3.50%, 9/20/45	135,055
312,667	Pool #AR4919, 3.50%, 3/20/46	288,623
457,739	Pool #AR4970, 3.50%, 4/20/46	422,513
416,785	Pool #AS2921, 3.50%, 4/20/46	384,722
345,700	Pool #AS4332, 3.00%, 6/20/46	309,336
400,267	Pool #AS5511, 3.50%, 3/20/46	369,465
686,847	Pool #AX7237, 3.50%, 11/20/46	633,992
544,154	Pool #BO2104, 3.00%, 8/20/49	477,607
1,453,897	Pool #BR3787, 3.00%, 12/20/49	1,289,410
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	620,820
289,792	Series 2012-107, Class A, 1.15%, 1/16/45	264,678
852,113	Series 2012-115, Class A, 2.13%, 4/16/45	728,355
862,367	Series 2012-120, Class A, 1.90%, 2/16/53	727,164
370,799	Series 2012-131, Class A, 1.90%, 2/16/53	313,587
135,334	Series 2012-144, Class AD, 1.77%, 1/16/53	117,476
74,568	Series 2013-105, Class A, 1.71%, 2/16/37	73,148
81,065	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	70,662
172,132	Series 2013-29, Class AB, 1.77%, 10/16/45	157,462
93,142	Series 2013-63, Class AB, 1.38%, 3/16/45	90,485
279,961	Series 2013-97, Class AC, 2.00%, 6/16/45	250,001
32,300	Series 2015-107, Class AB, 2.50%, 11/16/49	28,685
335,158	Series 2015-114, Class AD, 2.50%, 11/15/51	315,729
166,148	Series 2015-128, Class AD, 2.50%, 12/16/50	154,376
139,274	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	133,776
859,209	Series 2015-135, Class AC, 2.35%, 4/16/49	744,931
314,591	Series 2015-136, Class AC, 2.50%, 3/16/47	286,546
121,151	Series 2015-15, Class A, 2.00%, 11/16/48	107,759

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 378,554	Series 2015-154, Class AD, 2.50%, 5/16/54	$327,519
308,071	Series 2015-171, Class DA, 2.37%, 3/16/46	270,389
278,973	Series 2015-22, Class A, 2.40%, 8/16/47	258,701
415,772	Series 2015-70, Class AB, 2.30%, 11/16/48	366,008
63,025	Series 2016-11, Class AD, 2.25%, 11/16/43	60,856
142,275	Series 2016-14, Class AB, 2.15%, 8/16/42	134,323
770,959	Series 2016-152, Class EA, 2.20%, 8/15/58	623,266
893,998	Series 2016-157, Class AC, 2.00%, 11/16/50	745,412
262,009	Series 2016-39, Class AH, 2.50%, 9/16/44	242,657
82,868	Series 2016-50, Class A, 2.30%, 7/16/52	79,170
372,988	Series 2016-64, Class CA, 2.30%, 3/16/45	348,391
7,668	Series 2016-67, Class A, 2.30%, 7/16/56	7,668
165,809	Series 2016-94, Class AC, 2.20%, 8/16/57	137,228
111,135	Series 2016-96, Class BA, 1.95%, 3/16/43	105,288
492,200	Series 2017-127, Class AB, 2.50%, 2/16/59	408,932
821,143	Series 2017-135, Class AE, 2.60%, 10/16/58	688,865
293,240	Series 2017-140, Class A, 2.50%, 2/16/59	242,777
63,294	Series 2017-157, Class AH, 2.55%, 2/16/53	57,842
200,224	Series 2017-41, Class AC, 2.25%, 3/16/57	188,339
372,507	Series 2017-46, Class A, 2.50%, 11/16/57	308,215
255,439	Series 2017-71, Class AS, 2.70%, 4/16/57	230,396
164,774	Series 2017-9, Class AE, 2.40%, 9/16/50	147,520
407,199	Series 2018-2, Class AD, 2.40%, 3/16/59	355,876
209,879	Series 2018-26, Class AD, 2.50%, 3/16/52	194,365

		25,981,967

Small Business Administration — 0.32%
65,668	Pool #510751, (Prime Index + 0.325%), 8.83%, 6/25/30(b)	68,557
241,886	Pool #530089, (Prime Index - 0.125%), 8.38%, 1/25/47(b)	259,210
69,779	Pool #530222, (Prime Index + 0.635%), 9.14%, 7/25/32(b)	73,815
73,682	Pool #530390, (Prime Index - 1.000%), 7.50%, 11/25/33(b)	76,504
255,771	Pool #530413, (Prime Index + 0.825%), 9.33%, 1/25/34(b)	280,232
374,000	Pool #530536, (Prime Index - 2.600%), 5.90%, 3/25/34(b)	373,204
115,077	Pool #540104, (Prime Index + 2.600%), 11.10%, 3/25/33(b)	130,009
667,510	Pool #540109, (Prime Index + 1.170%), 9.67%, 5/25/33(b)	729,394
104,573	Pool #540110, (Prime Index + 2.501%), 11.00%, 7/25/33(b)	118,174

		2,109,099

Total U.S. Government Agency Backed Mortgages		656,820,487

(Cost $737,648,677)

U.S. Government Agency Obligations — 4.36%
Small Business Administration — 4.36%
135,965	Certificate of Originator’s Fee, 0.23%, 4/15/31(b),(c)	620
200,734	Certificate of Originator’s Fee, 0.70%, 4/23/32(b),(c)	2,732
560,469	Certificate of Originator’s Fee, 0.98%, 4/15/31(b),(c)	10,893
304,864	Certificate of Originator’s Fee, 1.23%, 3/15/31(b),(c)	7,437
749,754	Certificate of Originator’s Fee, 1.23%, 4/15/31(b),(c)	18,290

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 404,145	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	$9,859
243,399	Certificate of Originator’s Fee, 1.23%, 5/15/31(b),(c)	5,938
373,275	Certificate of Originator’s Fee, 1.68%, 9/11/32(b),(c)	12,138
531,055	Certificate of Originator’s Fee, 1.93%, 5/4/32(b),(c)	19,839
339,564	Certificate of Originator’s Fee, 2.22%, 2/20/29(b),(c)	14,559
83,774	3.36%, 7/8/24(a),(c)	88,854
272,202	3.85%, 9/16/34(a),(c)	299,160
52,474	4.33%, 12/15/30(b),(c)	59,145
243,182	((Prime Index - 2.600%), 5.90%, 9/25/41(b)	243,063
170,933	((Prime Index - 2.600%), 5.90%, 9/25/41(b)	170,844
211,139	((Prime Index - 2.600%), 5.90%, 7/25/42(b)	211,069
433,803	((Prime Index - 2.550%), 5.95%, 7/25/42(b)	434,175
142,037	((Prime Index - 2.525%), 5.98%, 11/25/41(b)	142,066
185,230	((Prime Index - 2.500%), 6.00%, 2/25/28(b)	185,437
96,117	6.08%, 12/19/29(a),(c)	109,252
119,710	6.58%, 4/8/29(b),(c)	136,777
213,104	7.08%, 7/25/30	210,152
378,528	(Prime Index - 1.400%), 7.10%, 7/25/41(b)	388,373
914,301	(Prime Index - 0.675%), 7.83%, 9/25/43(b)	956,043
3,217,659	(Prime Index - 0.675%), 7.83%, 11/25/45(b)	3,381,039
2,119,675	(Prime Index - 0.675%), 7.83%, 1/25/46(b)	2,217,818
96,003	(Prime Index - 0.414%), 8.09%, 11/25/27(b)	97,257
887,953	(Prime Index - 0.345%), 8.16%, 12/25/45(b)	941,961
131,964	(Prime Index - 0.200%), 8.30%, 2/25/40(b)	137,239
201,081	(Prime Index - 0.101%), 8.40%, 7/25/29(b)	206,869
53,689	(Prime Index + 0.071%), 8.57%, 12/25/40(b)	56,265
173,503	(Prime Index + 0.096%), 8.60%, 6/25/29(b)	178,670
239,820	(Prime Index + 0.101%), 8.60%, 8/25/29(b)	246,950
468,432	(Prime Index + 0.121%), 8.62%, 1/25/46(b)	504,093
215,484	(Prime Index + 0.194%), 8.69%, 11/25/28(b)	219,590
72,646	(Prime Index + 0.325%), 8.83%, 10/25/30(b)	75,971
1,969,717	(Prime Index + 0.325%), 8.83%, 11/25/30(b)	2,056,993
996,265	(Prime Index + 0.325%), 8.83%, 6/25/31(b)	1,045,325
1,229,633	(Prime Index + 0.325%), 8.83%, 7/25/31(b)	1,293,587
442,145	(Prime Index + 0.325%), 8.83%, 2/25/45(b)	474,575
922,481	(Prime Index + 0.325%), 8.83%, 8/25/46(b)	994,639
23,784	(Prime Index + 0.355%), 8.86%, 2/25/26(b)	23,988
1,534,974	(Prime Index + 0.375%), 8.88%, 5/25/31(b)	1,609,516
205,480	(Prime Index + 0.375%), 8.88%, 10/25/31(b)	215,996
821,519	(Prime Index + 0.375%), 8.88%, 8/25/46(b)	875,549
1,278,252	(Prime Index + 0.523%), 9.02%, 12/25/45(b)	1,388,308
31,964	9.08%, 9/25/29	32,810
762,085	(Prime Index + 0.575%), 9.08%, 4/25/31(b)	799,051
21,425	(Prime Index + 0.653%), 9.15%, 8/25/27(b)	21,734
431,878	(Prime Index + 0.672%), 9.17%, 11/25/30(b)	454,870
31,201	(Prime Index + 0.700%), 9.20%, 2/25/28(b)	32,126
281,810	(Prime Index + 0.738%), 9.24%, 5/25/29(b)	287,980
197,140	(Prime Index + 0.747%), 9.25%, 3/25/30(b)	204,259

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 93,408	((Prime Index + 0.773%), 9.27%, 3/25/29(b)	$95,403
130,632	((Prime Index + 0.784%), 9.28%, 2/25/28(b)	134,511
84,499	((Prime Index + 0.785%), 9.29%, 9/25/28(b)	86,071
262,397	((Prime Index + 0.805%), 9.31%, 6/25/29(b)	268,562
216,943	((Prime Index + 0.822%), 9.32%, 2/25/29(b)	221,689
803,708	((Prime Index + 0.825%), 9.33%, 9/25/31(b)	857,696
85,550	((Prime Index + 0.862%), 9.36%, 3/25/31(b)	90,471
78,253	((Prime Index + 0.892%), 9.39%, 2/25/30(b)	80,925
153,235	((Prime Index + 0.886%), 9.39%, 8/25/30(b)	161,531
32,294	((Prime Index + 0.904%), 9.40%, 6/25/28(b)	32,964
42,270	((Prime Index + 0.913%), 9.41%, 1/25/29(b)	43,353
41,206	((Prime Index + 0.921%), 9.42%, 7/25/29(b)	43,093
570,869	((Prime Index + 0.921%), 9.42%, 12/25/30(b)	602,667
99,565	((Prime Index + 0.938%), 9.44%, 5/25/29(b)	104,002
197,899	((Prime Index + 0.954%), 9.45%, 7/25/30(b)	205,859
119,609	((Prime Index + 0.974%), 9.47%, 7/25/29(b)	123,063
120,845	((Prime Index + 0.988%), 9.49%, 1/25/31(b)	127,624
30,292	((Prime Index + 1.011%), 9.51%, 11/25/28(b)	31,533
171,919	((Prime Index + 1.020%), 9.52%, 2/25/31(b)	181,800
92,796	((Prime Index + 1.050%), 9.55%, 9/25/29(b)	97,261
165,383	((Prime Index + 1.063%), 9.56%, 12/25/29(b)	173,790
94,179	((Prime Index + 1.069%), 9.57%, 6/25/30(b)	99,379
180,756	((Prime Index + 1.159%), 9.66%, 9/25/28(b)	184,709
17,558	((Prime Index + 1.195%), 9.70%, 11/25/26(b)	17,982
128,673	((Prime Index + 1.223%), 9.72%, 5/25/29(b)	131,727
73,208	((Prime Index + 1.215%), 9.72%, 6/25/29(b)	76,937
289,235	((Prime Index + 1.274%), 9.77%, 6/25/31(b)	309,496
49,702	((Prime Index + 1.271%), 9.77%, 10/25/31(b)	53,612
71,662	9.88%, 6/7/29(c)	72,507
145,452	((Prime Index + 1.575%), 10.08%, 7/25/30(b)	153,970
17,079	((Prime Index + 1.603%), 10.10%, 7/25/28(b)	17,461
48,569	((Prime Index + 2.325%), 10.83%, 10/25/30(b)	52,162
153,783	((Prime Index + 2.325%), 10.83%, 1/25/31(b)	167,559

		28,913,112

Total U.S. Government Agency Obligations		28,913,112

(Cost $29,765,176)

Municipal Bonds — 2.05%
California — 0.89%
2,000,000	California Health Facilities Financing Authority Revenue, 2.93%, 6/1/32, Callable 6/1/29 @ 100	1,753,316
810,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 4/29/24 @ 100	810,233
200,000	City & County of San Francisco GO, 1.95%, 6/15/27	184,104

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value
$1,790,000	City & County of San Francisco GO, Series A, 1.78%, 6/15/29	$1,564,155
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,555,922

		5,867,730

Colorado — 0.02%
123,127	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	104,950

District of Columbia — 0.08%
537,872	District of Columbia Housing Finance Agency Series 2017 Revenue, Series A, 3.24%, 3/1/49, (Credit Support: FHA), Callable 1/1/70 @ 100	497,421

Illinois — 0.03%
170,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 4/29/24 @ 100	170,100

Minnesota — 0.06%
456,492	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	419,323

Missouri — 0.09%
767,369	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	602,688

New York — 0.76%
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	199,475
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	39,324
300,000	New York City Housing Development Corp. Revenue, Series B, 1.02%, 5/1/26	277,243
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	286,268
200,000	New York City Housing Development Corp. Revenue, Series B, 1.12%, 11/1/26	182,193
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	484,079
160,000	New York City Housing Development Corp. Revenue, Series B, 1.38%, 5/1/27	144,590
250,000	New York City Housing Development Corp. Revenue, Series B, 1.48%, 11/1/27	223,305
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	960,724

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value
$ 500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	$467,685
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	475,203
300,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 4/29/24 @ 100	300,029
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 4/29/24 @ 100	1,000,321

		5,040,439

Vermont — 0.01%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	93,734

Washington — 0.11%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	761,411

Total Municipal Bonds		13,557,796

(Cost $14,567,566)

Corporate Bond — 0.02%
Consumer, Non-cyclical — 0.02%
160,000	Montefiore Medical Center, 2.15%, 10/20/26	154,075

Total Corporate Bond		154,075

(Cost $160,000)

Shares
Investment Company — 2.78%
18,376,220	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	18,376,220

Total Investment Company		18,376,220

(Cost $18,376,220)

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Access Capital Community Investment Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount	Value

TBA Sale Commitments — -3.88%
U.S. Government Agency Backed Mortgages — -3.88%
Fannie Mae, (TBA) — (3.88)%
$(27,000,000) 4.50%, 4/1/54	$(25,712,235)

Total TBA Sale Commitments	(25,712,235)

(Proceeds $(25,787,109))

Total Investments	$692,109,455
(Cost $774,730,530)(e) — 104.50%

Liabilities in excess of other assets — (4.50)%	(29,776,178)

NET ASSETS — 100.00%	$662,333,277

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Floating rate note. Rate shown is as of report date.
(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse

10 Year U.S. Ultra Treasury Bond	80	June 2024	$15,754	USD	$9,168,750	Barclays Capital Group
5 Year U.S. Treasury Note	160	June 2024	2,034	USD	17,122,501	Barclays Capital Group

Total			$17,788

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

SONYMA - State of New York Mortgage Agency

USD - United States Dollar

See Notes to the Financial Statements.

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund

March 31, 2024 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 28.73%
Fannie Mae — 18.92%
$3,000,000	2.00%, 4/1/54	$2,375,367
50,000	Pool #AN0360, 3.95%, 12/1/45	40,948
89,040	Pool #AN7868, 3.06%, 12/1/27	84,255
9,416	Pool #BJ0657, 4.00%, 2/1/48	8,851
27,542	Pool #BJ2670, 4.00%, 4/1/48	25,892
52,754	Pool #BJ3178, 4.00%, 11/1/47	49,779
36,347	Pool #BJ5158, 4.00%, 4/1/48	34,169
41,681	Pool #BJ9439, 4.00%, 2/1/48	39,221
48,160	Pool #BJ9477, 4.00%, 4/1/48	45,318
46,670	Pool #BK7924, 4.00%, 11/1/48	43,915
21,193	Pool #BO1263, 3.50%, 6/1/49	19,370
677,184	Pool #BP3417, 2.50%, 5/1/51	562,818
148,280	Pool #BP8741, 2.50%, 6/1/50	123,722
236,739	Pool #BQ7523, 2.00%, 11/1/50	188,817
330,029	Pool #BQ7524, 2.50%, 10/1/50	276,674
1,420,760	Pool #BR2051, 2.50%, 6/1/51	1,180,374
300,000	Pool #BS0915, 1.62%, 3/1/31	239,344
3,500,000	Pool #BS1730, 1.53%, 4/1/28	3,092,430
1,575,000	Pool #BS9741, 5.16%, 10/1/28	1,601,468
1,465,774	Pool #BT8237, 4.00%, 6/1/52	1,357,130
3,500,000	Pool #BZ0523, 4.50%, 2/1/29	3,475,110
2,556,000	Pool #BZ0624, 4.87%, 3/1/29	2,573,792
43,119	Pool #CA1066, 4.00%, 1/1/48	40,608
21,458	Pool #CA1068, 3.50%, 1/1/48	19,541
34,886	Pool #CA2595, 4.50%, 11/1/48	33,710
64,426	Pool #CA2912, 4.00%, 12/1/48	60,677
44,029	Pool #CA3132, 4.00%, 2/1/49	41,405
43,694	Pool #CA3174, 4.00%, 2/1/49	41,115
260,981	Pool #CA3451, 3.50%, 5/1/49	236,338
188,580	Pool #CA3456, 3.50%, 5/1/49	171,455
340,971	Pool #CA9048, 2.00%, 2/1/51	271,632
988,975	Pool #CB0480, 2.50%, 5/1/51	821,646
569,490	Pool #CB0576, 2.50%, 5/1/51	473,135
1,446,123	Pool #CB2761, 3.00%, 2/1/52	1,247,108
2,258,881	Pool #CB3227, 3.50%, 3/1/52	2,024,373
2,763,603	Pool #CB3764, 4.00%, 6/1/52	2,558,917
1,952,838	Pool #CB3797, 4.00%, 6/1/52	1,808,094
2,113,613	Pool #CB4272, 4.50%, 7/1/52	2,015,237
1,974,404	Pool #CB4314, 4.50%, 8/1/52	1,882,507
1,941,720	Pool #CB4463, 4.50%, 8/1/52	1,850,793
2,052,530	Pool #CB4767, 5.00%, 9/1/52	2,004,999
2,184,034	Pool #CB4967, 5.50%, 10/1/52	2,178,334
1,483,887	Pool #CB5166, 6.00%, 11/1/52	1,497,056
548,211	Pool #CB5202, 6.50%, 11/1/52	559,552
1,076,812	Pool #CB5220, 6.50%, 12/1/52	1,099,513

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$1,361,983	Pool #CB6607, 5.50%, 7/1/53	$1,354,302
1,906,978	Pool #CB6783, 5.00%, 7/1/53	1,861,032
2,029,256	Pool #CB6784, 5.50%, 7/1/53	2,020,691
2,213,574	Pool #CB6826, 5.50%, 7/1/53	2,204,231
2,241,888	Pool #CB7160, 6.50%, 9/1/53	2,288,229

		50,104,994

FNMA, TBA — 0.93%
2,500,000	4.97%, 11/1/28(a)	2,458,789

Freddie Mac — 8.59%
38,306	Pool #Q59453, 4.00%, 11/1/48	36,056
194,761	Pool #QB5731, 2.00%, 11/1/50	155,336
193,460	Pool #QB5732, 2.50%, 11/1/50	161,179
871,521	Pool #QC3844, 2.00%, 6/1/51	692,386
250,475	Pool #QC3845, 2.50%, 6/1/51	208,018
965,505	Pool #QC7895, 2.00%, 9/1/51	766,453
774,997	Pool #QE4428, 4.00%, 6/1/52	717,597
1,945,375	Pool #QE6510, 4.50%, 7/1/52	1,857,235
2,093,233	Pool #QG5944, 5.00%, 6/1/53	2,043,870
50,637	Pool #RA1713, 3.00%, 11/1/49	44,162
78,993	Pool #RA1714, 3.00%, 11/1/49	68,892
133,238	Pool #RA2256, 3.00%, 3/1/50	116,113
175,471	Pool #RA2340, 3.00%, 3/1/50	152,864
165,191	Pool #RA2395, 2.50%, 4/1/50	137,986
391,564	Pool #RA2575, 2.50%, 5/1/50	326,956
137,171	Pool #RA2727, 2.00%, 5/1/50	109,617
135,962	Pool #RA2728, 2.50%, 5/1/50	113,486
346,672	Pool #RA2740, 2.50%, 6/1/50	291,165
291,866	Pool #RA3680, 2.50%, 9/1/50	243,346
199,575	Pool #RA3751, 2.00%, 10/1/50	160,236
333,104	Pool #RA4503, 2.00%, 2/1/51	265,365
308,347	Pool #RA4927, 2.00%, 3/1/51	245,352
457,670	Pool #RA5020, 2.00%, 4/1/51	364,025
1,205,454	Pool #RA5195, 2.50%, 5/1/51	996,592
872,321	Pool #RA5197, 2.50%, 5/1/51	724,999
456,981	Pool #RA5237, 2.50%, 5/1/51	379,804
1,446,933	Pool #RA5571, 2.50%, 7/1/51	1,201,221
210,750	Pool #RA5621, 2.50%, 8/1/51	174,962
697,664	Pool #RA5701, 2.00%, 8/1/51	553,831
187,968	Pool #RA5874, 2.50%, 9/1/51	155,931
2,286,789	Pool #RA6108, 3.50%, 3/1/52	2,049,739
1,867,841	Pool #RA6760, 3.00%, 2/1/52	1,610,789
2,112,724	Pool #RA7454, 4.00%, 6/1/52	1,956,129
1,786,091	Pool #RA7714, 4.50%, 7/1/52	1,702,950
52,962	Pool #V84506, 4.00%, 7/1/48	49,850
41,505	Pool #V84836, 4.00%, 11/1/48	39,065
60,502	Pool #V85365, 3.50%, 4/1/49	55,356
175,788	Pool #V85381, 3.50%, 4/1/49	160,042

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 36,359	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	$34,079
53,280	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	50,079
49,131	Series 2018-SB48, Class A10F, 3.35%, 2/25/28(b)	46,091
132,288	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	123,977
1,221,828	Series 2021-SB87, Class A5H, 0.78%, 4/25/41(b)	1,126,107
62,525	Series KF57, Class A, (SOFR30A + 0.654%), 5.97%, 12/25/28(c)	62,526
311,130	Series Q014, Class A1, 1.56%, 1/25/36	251,065

		22,782,879

Ginnie Mae — 0.09%
107,151	Pool #AC3667, 1.66%, 8/15/26	107,151
32,329	Pool #BB3740, 4.00%, 11/15/47	30,633
56,077	Pool #BE3008, 4.00%, 4/20/48	53,110
29,086	Series 2018-2, Class AD, 2.40%, 3/16/59	25,420
20,988	Series 2018-26, Class AD, 2.50%, 3/16/52	19,436

		235,750

U.S. International Development Finance Corp. — 0.20%
500,000	Series AA-1, 0.00%, 1/17/26(d)	525,696

Total U.S. Government Agency Backed Mortgages		76,108,108

(Cost $82,398,550)

Corporate Bonds — 25.31%
Consumer, Non-cyclical — 15.89%
545,000	AbbVie, Inc., 3.60%, 5/14/25	535,073
2,030,000	AbbVie, Inc., 3.80%, 3/15/25	2,001,552
1,525,000	Amgen, Inc., 4.20%, 2/22/52	1,254,101
3,500,000	Amgen, Inc., 5.25%, 3/2/33	3,529,746
2,892,000	Astrazeneca Finance LLC, 1.75%, 5/28/28	2,566,636
490,000	Astrazeneca Finance LLC, 2.25%, 5/28/31	413,912
2,650,000	Astrazeneca Finance LLC, 5.00%, 2/26/34	2,660,851
2,500,000	Baxalta, Inc., 4.00%, 6/23/25	2,458,702
1,089,000	Becton Dickinson & Co., 4.67%, 6/6/47	975,885
4,200,000	Becton Dickinson & Co., 4.69%, 2/13/28	4,156,797
995,000	DH Europe Finance II Sarl, 2.60%, 11/15/29	890,725
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	61,781
1,850,000	EMD Finance LLC, 3.25%, 3/19/25(e)	1,810,347
1,500,000	Gilead Sciences, Inc., 3.65%, 3/1/26	1,461,087
2,114,000	Haleon US Capital LLC, 3.63%, 3/24/32	1,905,066
2,250,000	IQVIA, Inc., 6.25%, 2/1/29	2,336,655
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	312,770
1,200,000	Mary Free Bed Rehabilitation Hospital, Series 2021, 3.79%, 4/1/51	879,227
150,000	Mass General Brigham, Inc., Series 2020, 3.19%, 7/1/49	109,018
250,000	Medtronic, Inc., 4.38%, 3/15/35	238,970
2,600,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	2,540,373

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$2,500,000	Reckitt Benckiser Treasury Services Plc, 3.00%, 6/26/27(e)	$2,336,057
2,000,000	Revvity, Inc., 3.63%, 3/15/51	1,407,636
1,665,000	Solventum Corp., 5.45%, 2/25/27(e)	1,670,657
2,000,000	Southeast Alaska Regional Health Consortium, 2.26%, 7/1/31	1,645,668
2,250,000	Thermo Fisher Scientific, Inc., 2.00%, 10/15/31	1,852,943
100,000	Trinity Health Corp., 4.13%, 12/1/45	86,945

		42,099,180

Financial — 5.18%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	310,354
250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	237,613
2,375,000	BlueHub Loan Fund, Inc., Series 2020, 3.10%, 1/1/30	2,033,806
1,600,000	Bridge Housing Corp., 3.25%, 7/15/30	1,359,560
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	215,761
2,100,000	Healthcare Realty Holdings LP, REIT, 2.40%, 3/15/30	1,719,767
590,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	569,675
1,300,000	Low Income Investment Fund, Series 2019, 3.71%, 7/1/29	1,182,835
2,000,000	National Community Renaissance of California, Series 2022, 3.27%, 12/1/32	1,716,964
2,160,000	Preservation of Affordable Housing, Inc., 4.48%, 12/1/32	2,024,750
2,500,000	Reinvestment Fund, Inc. (The), 3.93%, 2/15/28	2,356,959

		13,728,044

Government — 0.44%
1,200,000	African Development Bank, 5.75%, (f),(g)	1,169,542

Industrial — 1.60%
2,600,000	Agilent Technologies, Inc., 2.75%, 9/15/29	2,338,068
1,000,000	Nature Conservancy (The), Series A, 0.94%, 7/1/26	915,507
1,000,000	Nature Conservancy (The), Series A, 1.15%, 7/1/27	874,005
70,000	Nature Conservancy (The), Series A, 1.51%, 7/1/29	59,012
53,000	Nature Conservancy (The), Series A, 1.86%, 7/1/33	40,226

		4,226,818

Utilities — 2.20%
3,150,000	American Water Capital Corp., 4.45%, 6/1/32	3,040,603
1,534,000	Avangrid, Inc., 3.15%, 12/1/24	1,508,189
1,350,000	Avangrid, Inc., 3.80%, 6/1/29	1,267,375

		5,816,167

Total Corporate Bonds		67,039,751

(Cost $72,852,501)

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Municipal Bonds — 15.63%
Alabama — 0.22%
$ 730,000	Water Works Board of the City of Birmingham Revenue, 2.39%, 1/1/35, Callable 7/1/31 @ 100	$589,360

Arizona — 0.34%
750,000	City of Phoenix Civic Improvement Corp. Revenue, Series C, 1.38%, 7/1/27	677,275
250,000	City of Tucson Water System Revenue, 1.88%, 7/1/30	213,125

		890,400

Arkansas — 0.03%
100,000	City of Russellville Water & Sewer Revenue, Series B, 1.23%, 7/1/26, (Credit Support: BAM)	92,145

California — 4.97%
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	149,135
250,000	California Health Facilities. Financing Authority Revenue, 1.68%, 6/1/28	222,830
815,000	California Health Facilities. Financing Authority Revenue, 1.98%, 6/1/30	700,337
990,000	California Health Facilities. Financing Authority Revenue, 2.53%, 6/1/35	798,101
460,000	Calleguas Municipal Water District Revenue, Series A, 2.52%, 7/1/36	358,458
135,000	City & County of San Francisco GO, Series A, 2.82%, 6/15/24	134,259
100,000	City & County of San Francisco GO, 1.95%, 6/15/27	92,052
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	92,891
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	327,899
750,000	City of Santa Rosa Wastewater Revenue, Series B, 2.12%, 9/1/31	629,641
300,000	City of Santa Rosa Wastewater Revenue, Series B, 2.32%, 9/1/33	244,308
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	96,841
210,000	Cucamonga Valley Water District Financing Authority Revenue, Series A, 1.54%, 9/1/27	189,386
1,500,000	Cucamonga Valley Water District Financing Authority Revenue, Series B, 3.60%, 9/1/27	1,449,177
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	144,728
150,000	Kern Community College District GO, 2.54%, 11/1/26	141,969
240,000	Lancaster Power Authority Revenue, 1.67%, 11/1/27, (Credit Support: AGM)	213,482
285,000	Lancaster Power Authority Revenue, 1.92%, 11/1/28, (Credit Support: AGM)	248,777
525,000	Lancaster Power Authority Revenue, 2.56%, 11/1/33, (Credit Support: AGM), Callable 11/1/31 @ 100	419,804

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 525,000	Lancaster Power Authority Revenue, 2.68%, 11/1/34, (Credit Support: AGM), Callable 11/1/31 @ 100	$414,965
755,000	Lancaster Power Authority Revenue, 2.79%, 11/1/35, (Credit Support: AGM), Callable 11/1/31 @ 100	590,529
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	191,587
250,000	Rowland Water District Revenue, Series A, 1.61%, 12/1/29	212,464
1,000,000	Rowland Water District Revenue, Series A, 1.91%, 12/1/31	821,679
800,000	Rowland Water District Revenue, Series A, 2.56%, 12/1/36, Callable 12/1/31 @ 100	621,739
125,000	San Diego County Water Authority Revenue, Series A, 1.17%, 5/1/27	112,464
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	101,786
400,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.78%, 6/1/31, Callable 6/1/30 @ 100	333,002
1,060,000	Santa Clara Valley Water District Certificate Participation, Series D, 1.88%, 6/1/32, Callable 6/1/30 @ 100	867,634
950,000	Santa Clara Valley Water District Certificate Participation, Series D, 2.08%, 6/1/34, Callable 6/1/30 @ 100	753,182
600,000	Sonoma-Marin Area Rail Transit District Revenue, Series A, 2.02%, 3/1/28	544,543
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	90,803
315,000	Walnut Valley Water District Revenue, Series A, 0.96%, 6/1/26	290,126
320,000	Walnut Valley Water District Revenue, Series A, 1.17%, 6/1/27	287,253
325,000	Walnut Valley Water District Revenue, Series A, 1.37%, 6/1/28	285,491

		13,173,322

Colorado — 0.11%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	49,334
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	244,069

		293,403

Connecticut — 0.16%
325,000	Connecticut Green Bank Revenue, 1.95%, 11/15/28	287,335
150,000	South Central Connecticut Regional Water Authority Revenue, Series B, 2.86%, 8/1/30, Callable 8/1/29 @ 100	134,793

		422,128

District of Columbia — 0.78%
340,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.05%, 3/1/25, (Credit Support: FHA)	327,577
155,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.15%, 9/1/25, (Credit Support: FHA)	146,883
350,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.20%, 3/1/26, (Credit Support: FHA)	326,698
195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.50%, 3/1/27, (Credit Support: FHA)	177,838

34

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 195,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.60%, 9/1/27, (Credit Support: FHA)	$175,849
200,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.70%, 3/1/28, (Credit Support: FHA)	178,546
135,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.75%, 9/1/28, (Credit Support: FHA)	119,149
140,000	District of Columbia Housing Finance Agency Revenue, Series A, 1.95%, 9/1/29, (Credit Support: FHA)	121,565
590,000	District of Columbia Housing Finance Agency Revenue, Series A, 2.15%, 3/1/31, (Credit Support: FHA), Callable 3/1/30 @ 100	499,273

		2,073,378

Florida — 0.66%
2,000,000	City of Palm Coast Utility Revenue, 1.44%, 10/1/28	1,742,757

Georgia — 0.27%
285,000	Carroll County Water Authority Revenue, Series B, 1.51%, 7/1/27	257,924
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	73,816
425,000	Tift County Hospital Authority Revenue, 1.05%, 12/1/25, (Credit Support: County Guaranteed)	396,263

		728,003

Hawaii — 0.32%
695,000	City & County of Honolulu GO, Series C, 1.47%, 7/1/28	610,298
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	230,856

		841,154

Idaho — 0.13%
500,000	Idaho Energy Resources Authority Revenue, 2.86%, 9/1/46	349,325

Iowa — 0.04%
100,000	Northeast Iowa Community College GO, Series 1, 3.45%, 6/1/26, Callable 6/1/24 @ 100	97,198

Maryland — 0.08%
225,000	City of Baltimore Revenue, Series B, 1.58%, 7/1/28	198,555

Massachusetts — 0.53%
600,000	Boston Water & Sewer Commission Revenue, 1.37%, 11/1/27	533,466
1,040,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, 2.49%, 7/1/33, Callable 7/1/31 @ 100	873,747

		1,407,213

35

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Michigan — 0.76%

$ 750,000	City of Grand Rapids Sanitary Sewer System Revenue, 1.86%, 1/1/31	$630,621
1,330,000	City of Grand Rapids Sanitary Sewer System Revenue, 2.01%, 1/1/32, Callable 1/1/31 @ 100	1,103,031
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	89,657
225,000	State of Michigan GO, Series B, 1.54%, 5/15/30	187,864

		2,011,173

Nebraska — 0.12%
100,000	City of Omaha Sewer Revenue, Series B, 1.04%, 4/1/26	92,773
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	234,832

		327,605

Nevada — 0.09%
250,000	City of Henderson GO, Series A, 2.23%, 6/1/28	228,277

New York — 0.34%
600,000	Western Nassau County Water Authority Revenue, Series B, 2.50%, 4/1/34	487,409
500,000	Western Nassau County Water Authority Revenue, Series B, 2.58%, 4/1/35	400,133

		887,542

Ohio — 0.07%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	126,525
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	64,218

		190,743

Oklahoma — 0.50%
715,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.58%, 7/1/28	654,894
745,000	Oklahoma Capitol Improvement Authority Revenue, Series A, 2.63%, 7/1/29	671,106

		1,326,000

Oregon — 0.59%
350,000	City of Portland GO, Series B, 1.51%, 6/15/28	310,806
300,000	City of Tigard Water Revenue, 2.00%, 8/1/28, (Credit Support: BAM)	267,341
345,000	State of Oregon GO, Series F, 1.32%, 6/1/27	311,802
700,000	State of Oregon GO, Series B, 3.89%, 5/1/30	676,066

		1,566,015

36

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value
Pennsylvania — 1.15%
$1,750,000	City of Philadelphia Water & Wastewater Revenue, Series B, 1.49%, 7/1/27	$1,584,846
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	177,856
825,000	Economy Borough Municipal Authority Revenue, Series A, 1.65%, 12/15/28, (Credit Support: BAM)	714,817
500,000	Redevelopment Authority of the City of Philadelphia Revenue, Series A, 1.38%, 9/1/25	475,344
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	98,268

		3,051,131

Rhode Island — 0.93%
1,295,000	Narragansett Bay Commission Revenue, 2.09%, 9/1/30	1,116,718
400,000	Narragansett Bay Commission Revenue, 2.26%, 9/1/32, Callable 9/1/30 @ 100	333,571
150,000	Rhode Island Infrastructure Bank Revenue, 2.70%, 10/1/28	138,252
1,000,000	Rhode Island Infrastructure Bank State Revolving Fund Revenue, Series A, 1.40%, 10/1/28	874,426

		2,462,967

Tennessee — 0.05%
160,000	Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, Series B, 1.47%, 7/1/27	142,152

Texas — 1.16%
250,000	City of Houston Combined Utility System Revenue, Series C, 2.05%, 11/15/26	233,342
170,000	City of Temple Utility System Revenue, 1.11%, 8/1/25	161,356
300,000	City of Temple Utility System Revenue, 1.53%, 8/1/27	270,940
690,000	City of Temple Utility System Revenue, 1.80%, 8/1/29	598,939
800,000	Dallas Area Rapid Transit Revenue, 2.18%, 12/1/32	665,356
335,000	Hidalgo County Drain District No 1 GO, Series A, 0.96%, 9/1/25	316,322
275,000	Hidalgo County Drain District No 1 GO, Series A, 1.11%, 9/1/26	251,875
225,000	Hidalgo County Drain District No 1 GO, Series A, 1.35%, 9/1/27	201,360
130,000	Hidalgo County Drain District No 1 GO, Series A, 1.50%, 9/1/28	113,784
300,000	Hidalgo County Drain District No 1 GO, Series A, 1.67%, 9/1/29	257,752

		3,071,026

Utah — 0.17%
520,000	Metropolitan Water District of Salt Lake & Sandy Revenue, Series B, 1.52%, 7/1/28	458,969

Vermont — 0.04%
100,000	Vermont Housing Finance Agency Property Transfer Tax Revenue Revenue, 3.45%, 11/1/29	93,734

37

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Washington — 1.02%
$2,400,000	City of Tacoma Electric System Revenue, Series C, 5.64%, 1/1/27	$2,425,627
300,000	Grant County Public Utility District No 2 Priest Rapids Hydroelectric Project Revenue, 1.90%, 1/1/27	278,961

		2,704,588

Total Municipal Bonds		41,420,263

(Cost $47,729,236)

Asset Backed Securities — 15.15%
2,065,000	DEXT ABS 2023-1 LLC, 7.13%, 9/15/32(e)	2,126,223
1,430,000	DEXT ABS 2023-1 LLC, 8.82%, 3/15/33(e)	1,502,428
1,550,000	Dext ABS LLC, Series 2021-1, Class D, 2.81%, 3/15/29(e)	1,377,958
1,758,000	Dext ABS LLC, Series 2023-2, Class D, 8.30%, 5/15/34(e)	1,697,892
1,006,017	Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(e)	1,015,921
4,000,000	Hertz Vehicle Financing III LLC, 5.49%, 6/25/27(e)	3,999,071
3,800,000	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28(e)	3,847,567
1,000,000	Lendbuzz Securitization Trust, Series 2024-1A, Class B, 6.58%, 9/15/29(e)	1,000,636
659,198	Loanpal Solar Loan Ltd., Series 2021-2GS, Class A, 2.22%, 3/20/48(e)	512,587
3,238,485	Luminace Issuer LLC, Series 2022-1, Class B, 5.91%, 7/31/62(e)	3,046,529
956,839	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(e)	877,238
925,047	Sunnova Helios II Issuer LLC, Series 2021-B, Class A, 1.62%, 7/20/48(e)	795,915
1,390,552	Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(e)	1,150,237
848,480	Sunnova Helios VII Issuer LLC, Series 2021-C, Class A, 2.03%, 10/20/48(e)	739,363
212,120	Sunnova Helios VII Issuer LLC, Series 2021-C, Class C, 2.63%, 10/20/48(e)	172,627
1,990,018	Sunnova Helios XI Issuer LLC, Series 2023-A, Class B, 5.60%, 5/20/50(e)	1,925,284
484,371	Sunnova Helios XII Issuer LLC, Series 2023-B, Class C, 6.00%, 8/22/50(b),(e)	446,384
2,496,535	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class C, 7.00%, 2/20/51(e)	2,357,068
3,864,427	Sunnova Sol IV Issuer LLC, Series 2022-A, Class C, 3.53%, 2/22/49(e)	3,236,956
791,223	Sunrun Iris Issuer LLC, Series 2023-1A, Class A, 5.75%, 1/30/59(e)	754,255
3,200,000	Tesla Auto Lease Trust, Series 2021-B, Class C, 1.12%, 9/22/25(e)	3,151,918
2,000,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(e)	1,965,025

38

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$2,400,000	Tesla Auto Lease Trust, Series 2023-A, Class B, 6.41%, 7/20/27(e)	$2,423,988

Total Asset Backed Securities		40,123,070

(Cost $40,801,290)

U.S. Government Agency Obligations — 3.19%
Small Business Administration — 1.88%
244,717	Certificate of Originator’s Fee, 0.03%, 4/15/31(a),(c)	133
143,106	Certificate of Originator’s Fee, 0.23%, 12/15/30(a),(c)	597
447,502	Certificate of Originator’s Fee, 0.23%, 3/15/31(a),(c)	1,869
344,250	Certificate of Originator’s Fee, 0.23%, 5/15/31(a),(c)	1,437
389,700	Certificate of Originator’s Fee, 0.28%, 5/17/46(a),(c)	3,079
450,000	Certificate of Originator’s Fee, 0.48%, 9/1/31(a)	4,222
443,934	Certificate of Originator’s Fee, 0.53%, 6/15/31(a),(c)	4,272
222,833	Certificate of Originator’s Fee, 0.78%, 4/15/31(a),(c)	3,156
1,350,000	Certificate of Originator’s Fee, 0.78%, 7/15/31(a),(c)	19,118
495,000	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	7,010
103,500	Certificate of Originator’s Fee, 0.78%, 8/15/31(a),(c)	1,466
494,802	Certificate of Originator’s Fee, 0.98%, 4/15/31(a),(c)	9,617
404,563	Certificate of Originator’s Fee, 1.03%, 4/15/46(a),(c)	11,758
346,986	Certificate of Originator’s Fee, 1.23%, 5/10/31(a)	8,342
270,000	Certificate of Originator’s Fee, 1.23%, 8/2/31(a)	6,491
139,500	Certificate of Originator’s Fee, 1.23%, 9/16/31(a)	3,354
940,950	Certificate of Originator’s Fee, 1.28%, 4/7/46(a),(c)	33,985
437,400	Certificate of Originator’s Fee, 1.28%, 6/23/46(a),(c)	15,798
1,226,700	Certificate of Originator’s Fee, 1.28%, 6/30/46(a),(c)	44,306
29,196	(TBA), 5.27%, 3/30/28(a),(c)	32,468
15,497	(TBA), 5.58%, 9/23/25(a),(c)	17,029
18,523	((Prime Index - 2.500%), 6.00%, 2/25/28(c)	18,544
68,515	((Prime Index - 2.500%), 6.00%, 4/25/44(c)	68,735
78,195	7.08%, 7/25/30	77,112
38,096	((Prime Index - 0.675%), 7.83%, 9/25/43(c)	39,835
144,804	((Prime Index - 0.675%), 7.83%, 11/25/45(c)	152,156
175,662	((Prime Index + 0.121%), 8.62%, 1/25/46(c)	189,035
296,138	((Prime Index + 0.325%), 8.83%, 6/25/31(c)	310,720
292,074	((Prime Index + 0.325%), 8.83%, 7/25/31(c)	307,265
317,288	((Prime Index + 0.325%), 8.83%, 2/25/32(c)	335,198
70,581	((Prime Index + 0.325%), 8.83%, 9/25/44(c)	75,691
794,697	((Prime Index + 0.325%), 8.83%, 8/25/46(c)	856,859
475,370	((Prime Index + 0.375%), 8.88%, 10/25/31(c)	499,699
537,236	((Prime Index + 0.375%), 8.88%, 8/25/46(c)	572,570
31,964	9.08%, 9/25/29	32,810
160,078	((Prime Index + 0.575%), 9.08%, 4/25/31(c)	167,843
23,928	((Prime Index + 0.592%), 9.09%, 3/25/43(c)	25,467
18,082	((Prime Index + 0.700%), 9.20%, 2/25/28(c)	18,619
402,527	((Prime Index + 0.825%), 9.33%, 9/25/31(c)	429,566
301,395	((Prime Index + 0.875%), 9.38%, 1/25/32(c)	323,850

39

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 20,195	((Prime Index + 1.011%), 9.51%, 11/25/28(c)	$21,022
41,883	((Prime Index + 1.215%), 9.72%, 6/25/29(c)	44,017
48,950	((Prime Index + 1.575%), 10.08%, 7/25/30(c)	51,817
56,340	((Prime Index + 2.325%), 10.83%, 10/25/30(c)	60,508
68,944	((Prime Index + 2.325%), 10.83%, 1/25/31(c)	75,120

		4,983,565

U.S. International Development Finance Corp. — 1.31%
1,000,000	1.44%, 4/15/28	901,770
500,000	1.65%, 4/15/28	454,271
2,119,890	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(c)	2,119,890

		3,475,931

Total U.S. Government Agency Obligations		8,459,496

(Cost $8,827,079)

Collateralized Mortgage Obligation — 1.03%
2,800,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class C, (Term SOFR 1M + 2.090%), 7.42%, 1/17/39(c),(e)	2,732,712

Total Collateralized Mortgage Obligation		2,732,712

(Cost $2,787,311)

Shares
Investment Company — 10.58%
28,044,759	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(h)	28,044,759

Total Investment Company		28,044,759

(Cost $28,044,759)

Total Investments		$263,928,159
(Cost $283,440,726)(i) — 99.62%

Other assets in excess of liabilities — 0.38%		994,928

NET ASSETS — 100.00%		$264,923,087

40

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	Floating rate note. Rate shown is as of report date.
(d)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(g)	Perpetual security with no stated maturity date.
(h)	Affiliated investment.
(i)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse

30 Year U.S. Treasury Bond	153	June 2024	$117,895	USD	$18,426,938	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	159	June 2024	204,455	USD	20,511,000	Barclays Capital Group
5 Year U.S. Treasury Note	45	June 2024	5,493	USD	4,815,703	Barclays Capital Group

Total			$327,843

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse

10 Year U.S. Ultra Treasury Bond	70	June 2024	$(34,121)	USD	$8,022,657	Barclays Capital Group

Total			$(34,121)

41

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Impact Bond Fund (cont.)

March 31, 2024 (Unaudited)

Abbreviations used are defined below:

AGM - Assured Guaranty Municipal Corp.

BAM - Bank of America

FHA - Insured by Federal Housing Administration

GO - General Obligations

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $782,141,419 and $255,395,967, respectively)	$699,445,470	$235,883,400
Affiliated investments (cost $18,376,220 and $28,044,759, respectively)	18,376,220	28,044,759
Cash	618	179,048
Cash at broker for financial futures contracts	147,685	1,344,817
Interest and dividend receivable	2,591,599	1,445,910
Receivable for capital shares issued	447,148	245,718
Receivable for investments sold	910,274	284,634
Unrealized appreciation on futures contracts	17,788	327,843
Prepaid expenses and other assets	27,037	56,710
TBA sale commitments	25,787,109	—

Total Assets	747,750,948	267,812,839

Liabilities:
Professional fees payable	5,909	5,879
Distributions payable	613,534	92,188
Payable for capital shares redeemed	432,284	284,749
Payable for investments purchased	58,366,641	2,383,477
Unrealized depreciation on futures contracts	—	34,121
Accrued expenses and other payables:
Investment advisory fees	134,703	36,718
Accounting fees	9,339	6,069
Audit fees	17,423	16,036
Trustees’ fees	3,718	533
Distribution fees	3,474	297
Custodian fees	8,634	1,445
Shareholder reports	6,004	2,549
Shareholder servicing fees	25,760	—
TBA sale commitments at value(a)	25,712,235	—
Transfer agent fees	44,905	14,443
Other	33,108	11,248

Total Liabilities	85,417,671	2,889,752

Net Assets	$662,333,277	$264,923,087

Net Assets Consists of:
Capital	$809,586,770	$303,004,724
Accumulated earnings	(147,253,493)	(38,081,637)

Net Assets	$662,333,277	$264,923,087

43

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2024 (Unaudited)
	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund
Net Assets
Class A		$6,494,613		$1,006,740
Class I		609,612,666		115,943,958
Class IS		46,225,998		N/A
Class R6		N/A		93,021,793
Class Y		N/A		54,950,596

Total		$662,333,277		$264,923,087

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		857,970		117,524
Class I		80,555,905		13,497,452
Class IS		6,110,748		N/A
Class R6		N/A		10,832,498
Class Y		N/A		6,404,226

Total		87,524,623		30,851,700

Net Asset Values and Redemption Prices Per Share:
Class A		$7.57		$8.57

Class I		$7.57		$8.59

Class IS		$7.56	$	N/A

Class R6	$	N/A		$8.59

Class Y	$	N/A		$8.58

Maximum Offering Price Per Share:
Class A		$7.86		$8.90

Maximum Sales Charge - Class A		3.75%		3.75%

(a)	Proceeds from TBA sale commitments $25,787,109.

See Notes to the Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2024 (Unaudited)
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Investment Income:
Interest income	$11,952,937	$4,694,554
Dividend income - affiliated	372,072	495,644

Total Investment Income	12,325,009	5,190,198
Expenses:
Investment advisory fees	1,148,946	433,302
Distribution fees–Class A	8,432	1,252
Accounting fees	95,449	43,664
Audit fees	22,169	21,954
Custodian fees	26,117	4,812
Insurance fees	1,684	1,684
Legal fees	10,903	24,535
Registrations and filing fees	40,847	43,141
Shareholder reports	49,749	24,883
Transfer agent fees–Class A	9,120	1,789
Transfer agent fees–Class I	168,649	81,846
Transfer agent fees–Class IS	26,454	—
Transfer agent fees–Class R6	—	5,721
Transfer agent fees–Class Y	—	1,759
Trustees’ fees and expenses	16,263	5,750
Shareholder services administration fees–Class I	150,121	—
Tax expense	3,318	3,288
Other fees	7,924	4,680

Total expenses before fee waiver/reimbursement	1,786,145	704,060
Expenses waived/reimbursed by:
Advisor	(321,488)	(195,420)

Net expenses	1,464,657	508,640

Net Investment Income	10,860,352	4,681,558

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	6,616,243	202,270
Futures contracts	(4,642,287)	(2,060,112)

Net realized gains/(losses)	1,973,956	(1,857,842)
Net change in unrealized appreciation on:
Investments	25,482,128	10,470,430
Futures contracts	1,056,227	1,768,511

Net unrealized gains	26,538,355	12,238,941

Change in net assets resulting from operations	$39,372,663	$15,062,657

See Notes to the Financial Statements.

45

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$10,860,352	$20,758,918
Net realized gains/(losses) from investments and futures contracts	1,973,956	(24,502,692)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	26,538,355	(1,507,577)

Change in net assets resulting from operations	39,372,663	(5,251,351)

Distributions to Shareholders:
Class A	(108,228)	(226,861)
Class I	(10,685,403)	(20,261,352)
Class IS	(888,027)	(1,742,538)

Change in net assets resulting from shareholder distributions	(11,681,658)	(22,230,751)

Capital Transactions:
Proceeds from shares issued	54,699,301	121,474,790
Distributions reinvested	7,969,293	14,581,994
Cost of shares redeemed	(87,493,178)	(153,251,128)

Change in net assets resulting from capital transactions	(24,824,584)	(17,194,344)

Net increase/(decrease) in net assets	2,866,421	(44,676,446)
Net Assets:
Beginning of period	659,466,856	704,143,302

End of period	$662,333,277	$659,466,856

Share Transactions:
Issued	7,333,382	16,040,760
Reinvested	1,063,729	1,918,222
Redeemed	(11,721,896)	(20,260,166)

Change in shares resulting from capital transactions	(3,324,785)	(2,301,184)

See Notes to the Financial Statements.

46

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Impact Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$4,681,558	$7,327,167
Net realized losses from investments and futures contracts	(1,857,842)	(10,113,113)
Net change in unrealized appreciation on investments and futures contracts	12,238,941	3,098,325

Change in net assets resulting from operations	15,062,657	312,379

Distributions to Shareholders:
Class A	(17,640)	(29,225)
Class I	(2,110,051)	(3,371,710)
Class R6	(1,554,545)	(2,376,728)
Class Y	(1,022,568)	(1,708,221)

Change in net assets resulting from shareholder distributions	(4,704,804)	(7,485,884)

Capital Transactions:
Proceeds from shares issued	31,781,985	46,839,383
Distributions reinvested	4,288,299	7,260,946
Cost of shares redeemed	(22,675,323)	(19,401,797)

Change in net assets resulting from capital transactions	13,394,961	34,698,532

Net increase in net assets	23,752,814	27,525,027
Net Assets:
Beginning of period	241,170,273	213,645,246

End of period	$264,923,087	$241,170,273

Share Transactions:
Issued	3,703,855	5,487,959
Reinvested	505,371	854,695
Redeemed	(2,732,019)	(2,280,281)

Change in shares resulting from capital transactions	1,477,207	4,062,373

See Notes to the Financial Statements.

47

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset		Net Realized
	Value,	Net	and Unrealized	Total from	Net		Net Asset
	Beginning	Investment	Gains (Losses)	Investment	Investment	Total	Value, End
	of Period	Income(a)	on Investments	Activities	Income	Distributions	of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$7.26	0.11	0.32	0.43	(0.12)	(0.12)	$7.57
Year Ended 9/30/23	7.56	0.20	(0.28)	(0.08)	(0.22)	(0.22)	7.26
Year Ended 9/30/22	8.93	0.11	(1.33)	(1.22)	(0.15)	(0.15)	7.56
Year Ended 9/30/21	9.13	0.10	(0.15)	(0.05)	(0.15)	(0.15)	8.93
Year Ended 9/30/20	9.00	0.16	0.17	0.33	(0.20)	(0.20)	9.13
Year Ended 9/30/19	8.62	0.19	0.41	0.60	(0.22)	(0.22)	9.00
Class I
Six Months Ended 3/31/24 (Unaudited)	$7.26	0.12	0.32	0.44	(0.13)	(0.13)	$7.57
Year Ended 9/30/23	7.56	0.23	(0.29)	(0.06)	(0.24)	(0.24)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.13	0.13	(0.16)	(0.03)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.99	0.19	0.18	0.37	(0.23)	(0.23)	9.13
Year Ended 9/30/19	8.62	0.22	0.40	0.62	(0.25)	(0.25)	8.99
Class IS
Six Months Ended 3/31/24 (Unaudited)	$7.26	0.13	0.30	0.43	(0.13)	(0.13)	$7.56
Year Ended 9/30/23	7.56	0.23	(0.28)	(0.05)	(0.25)	(0.25)	7.26
Year Ended 9/30/22	8.92	0.15	(1.33)	(1.18)	(0.18)	(0.18)	7.56
Year Ended 9/30/21	9.12	0.13	(0.15)	(0.02)	(0.18)	(0.18)	8.92
Year Ended 9/30/20	8.98	0.19	0.18	0.37	(0.23)	(0.23)	9.12
Period Ended 9/30/19(b)	8.73	0.13	0.26	0.39	(0.14)	(0.14)	8.98

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from March 11, 2019, (commencement of operations) through September 30, 2019.

48

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	5.95%(c)	$ 6,495	0.80%(d)	0.80%(d)	2.96%(d)	0.95%(d)	75%
Year Ended 9/30/23	(1.20)%	6,963	0.80%	0.80%	2.61%	1.05%	74%
Year Ended 9/30/22	(13.84)%	9,515	0.80%	0.80%	1.36%	0.84%	21%
Year Ended 9/30/21	(0.61)%	14,233	0.80%	0.80%	1.07%	0.86%	25%
Year Ended 9/30/20	3.65%	16,662	0.80%	0.80%	1.71%	0.90%	23%
Year Ended 9/30/19	7.03%	17,583	0.95%(e)	0.87%	2.18%	1.11%	12%
Class I
Six Months Ended 3/31/24 (Unaudited)	6.13%(c)	$609,613	0.45%(d)	0.45%(d)	3.31%(d)	0.54%(d)	75%
Year Ended 9/30/23	(0.85)%	600,100	0.45%	0.45%	2.98%	0.53%	74%
Year Ended 9/30/22	(13.44)%	643,252	0.45%	0.45%	1.74%	0.51%	21%
Year Ended 9/30/21	(0.37)%	701,768	0.45%	0.45%	1.42%	0.52%	25%
Year Ended 9/30/20	4.13%	562,573	0.45%	0.45%	2.06%	0.51%	23%
Year Ended 9/30/19	7.27%	550,213	0.60%(e)	0.53%	2.53%	0.66%	12%
Class IS
Six Months Ended 3/31/24 (Unaudited)	6.02%(c)	$ 46,226	0.40%(d)	0.40%(d)	3.35%(d)	0.54%(d)	75%
Year Ended 9/30/23	(0.80)%	52,403	0.40%	0.40%	3.03%	0.53%	74%
Year Ended 9/30/22	(13.40)%	51,376	0.40%	0.40%	1.87%	0.50%	21%
Year Ended 9/30/21	(0.21)%	31,237	0.40%	0.40%	1.47%	0.55%	25%
Year Ended 9/30/20	4.19%	15,566	0.40%	0.40%	2.06%	0.59%	23%
Period Ended 9/30/19(f)	4.33%(c)	5,916	0.40%(d)	0.40%(d)	2.61%(d)	0.73%(d)	12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.

49

FINANCIAL HIGHLIGHTS

RBC BlueBay Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)

Beginning March 11, 2019, the net operating expenses were contractually limited to 0.80% and 0.45% for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30,2019.

(f)	For the period from March 11, 2019, (commencement of operations) through September 30, 2019.

See Notes to the Financial Statements.

50

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$ 8.19	0.15	0.38	0.53	(0.15)	—	(0.15)	$ 8.57
Year Ended 9/30/23	8.42	0.25	(0.23)	0.02	(0.25)	—	(0.25)	8.19
Year Ended 9/30/22	10.17	0.17	(1.71)	(1.54)	(0.14)	(0.07)	(0.21)	8.42
Year Ended 9/30/21	10.58	0.09	(0.24)	(0.15)	(0.12)	(0.14)	(0.26)	10.17
Period Ended 9/30/20(b)	10.15	0.11	0.44	0.55	(0.12)	—	(0.12)	10.58
Class I
Six Months Ended 3/31/24 (Unaudited)	$ 8.21	0.16	0.38	0.54	(0.16)	—	(0.16)	$ 8.59
Year Ended 9/30/23	8.44	0.27	(0.23)	0.04	(0.27)	—	(0.27)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.59	0.12	(0.23)	(0.11)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.20	0.52	0.72	(0.23)	(0.12)	(0.35)	10.59
Year Ended 9/30/19	9.61	0.26	0.62	0.88	(0.27)	—	(0.27)	10.22
Class R6
Six Months Ended 3/31/24 (Unaudited)	$ 8.21	0.16	0.38	0.54	(0.16)	—	(0.16)	$ 8.59
Year Ended 9/30/23	8.44	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.21
Year Ended 9/30/22	10.19	0.16	(1.67)	(1.51)	(0.17)	(0.07)	(0.24)	8.44
Year Ended 9/30/21	10.60	0.12	(0.24)	(0.12)	(0.15)	(0.14)	(0.29)	10.19
Year Ended 9/30/20	10.22	0.21	0.52	0.73	(0.23)	(0.12)	(0.35)	10.60
Year Ended 9/30/19	9.61	0.27	0.61	0.88	(0.27)	—	(0.27)	10.22
Class Y
Six Months Ended 3/31/24 (Unaudited)	$ 8.20	0.16	0.38	0.54	(0.16)	—	(0.16)	$ 8.58
Year Ended 9/30/23	8.43	0.27	(0.22)	0.05	(0.28)	—	(0.28)	8.20
Year Ended 9/30/22	10.19	0.16	(1.68)	(1.52)	(0.17)	(0.07)	(0.24)	8.43
Period Ended 9/30/21(c)	10.15	0.05	0.04	0.09	(0.05)	—	(0.05)	10.19

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	For the period from January 28, 2020 (commencement of operations) through September 30, 2020. (c) For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

51

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	6.49%(b)	$ 1,007	0.69%(c)	3.51%(c)	1.10%(c)	55%
Year Ended 9/30/23	0.18%	974	0.70%	2.89%	1.09%	79%
Year Ended 9/30/22	(15.30)%	941	0.70%	1.91%	0.70%	33%
Year Ended 9/30/21	(1.47)%	21	0.70%	0.91%	54.43%	36%
Period Ended 9/30/20(d)	5.48%(b)	11	0.70%(c)	1.56%(c)	85.65%(c)	31%
Class I
Six Months Ended 3/31/24 (Unaudited)	6.61%(b)	$115,944	0.44%(c)	3.75%(c)	0.64%(c)	55%
Year Ended 9/30/23	0.44%	108,268	0.45%	3.15%	0.62%	79%
Year Ended 9/30/22	(15.05)%	95,006	0.45%	1.70%	0.65%	33%
Year Ended 9/30/21	(1.13)%	77,793	0.45%	1.14%	0.73%	36%
Year Ended 9/30/20	7.18%	21,661	0.45%	1.94%	1.08%	31%
Year Ended 9/30/19	9.27%	6,467	0.45%	2.67%	1.62%	175%
Class R6
Six Months Ended 3/31/24 (Unaudited)	6.64%(b)	$ 93,022	0.39%(c)	3.81%(c)	0.51%(c)	55%
Year Ended 9/30/23	0.49%	80,372	0.40%	3.21%	0.48%	79%
Year Ended 9/30/22	(15.01)%	66,391	0.40%	1.69%	0.52%	33%
Year Ended 9/30/21	(1.17)%	81,762	0.40%	1.14%	0.62%	36%
Year Ended 9/30/20	7.33%	16,113	0.40%	2.06%	0.97%	31%
Year Ended 9/30/19	9.33%	17,158	0.40%	2.73%	1.52%	175%
Class Y
Six Months Ended 3/31/24 (Unaudited)	6.64%(b)	$ 54,951	0.39%(c)	3.81%(c)	0.50%(c)	55%
Year Ended 9/30/23	0.49%	51,555	0.40%	3.19%	0.49%	79%
Year Ended 9/30/22	(15.11)%	51,307	0.40%	1.70%	0.50%	33%
Period Ended 9/30/21(e)	0.90%(b)	60,373	0.40%(c)	0.99%(c)	0.59%(c)	36%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

52

FINANCIAL HIGHLIGHTS

RBC BlueBay Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.
(c)	Annualized.
(d)	For the period from January 28, 2020 (commencement of operations) through September 30, 2020.
(e)	For the period from April 12, 2021 (commencement of operations) through September 30, 2021.

See Notes to the Financial Statements.

53

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the RBC BlueBay Access Capital Fund (formerly, Access Capital Community Investment Fund) was reorganized into a series of the Trust, effective July 28, 2008.This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

-RBC BlueBay Access Capital Community Investment Fund (“Access Capital Community Investment Fund”)

-RBC BlueBay Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers four share classes: Class A, Class I, Class R6, and Class Y shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS, Class R6 and Class Y shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are

54

NOTES TO FINANCIAL STATEMENTS

generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

55

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

56

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
RBC BlueBay Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$13,557,796	$—	$13,557,796
U.S. Government Agency Backed Mortgages	—	656,820,487	—	656,820,487
U.S. Government Agency Obligations	—	28,913,112	—	28,913,112
Investment Company	18,376,220	—	—	18,376,220
Corporate Bond	—	154,075	—	154,075
Other Financial Instruments*
Financial futures contracts	17,788	—	—	17,788

Total Assets	$18,394,008	$699,445,470	$—	$717,839,478

Liabilities:
TBA Sale Commitments	—	(25,712,235)	—	(25,712,235)

RBC BlueBay Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	41,420,263	—	41,420,263
U.S. Government Agency Obligations	—	8,459,496	—	8,459,496
U.S. Government Agency Backed Mortgages	—	76,108,108	—	76,108,108
Asset Backed Securities	—	40,123,070	—	40,123,070
Collateralized Mortgage Obligation	—	2,732,712	—	2,732,712
Investment Company	28,044,759	—	—	28,044,759
Corporate Bonds	—	67,039,751	—	67,039,751
Other Financial Instruments*
Financial futures contracts	327,843	—	—	327,843

Total Assets	$28,372,602	$235,883,400	$—	$264,256,002

Liabilities:
Other Financial Instruments:
Financial futures contracts	$(34,121)	$—	$—	$(34,121)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts which are valued at fair value.

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive

57

NOTES TO FINANCIAL STATEMENTS

market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of March 31, 2024 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the RBC BlueBay Access Capital Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

58

NOTES TO FINANCIAL STATEMENTS

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2024.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2024.

Fair Values of Derivative Financial Instrument as of March 31, 2024(1)
Statement of Assets and Liabilities Location
Asset Derivatives

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized appreciation on futures contracts	$17,788	$327,843

Total	$17,788	$327,843

Liability Derivatives
	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$—	$34,121

Total	$—	$34,121

59

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2024 is as follows:

	RBC BlueBay Access Capital
Derivative Instruments	Community	RBC BlueBay Impact
Categorized by Risk Exposure	Investment Fund	Bond Fund

Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(4,642,287)	$(2,060,112)

Total	$(4,642,287)	$(2,060,112)

	RBC BlueBay Access Capital
Derivative Instruments	Community	RBC BlueBay Impact
Categorized by Risk Exposure	Investment Fund	Bond Fund

Net Change in Unrealized
Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$1,056,227	$1,768,511

Total	$1,056,227	$1,768,511

(1) Not considered to be hedging instruments for accounting disclosure purposes.

For the period ended March 31, 2024, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	RBC BlueBay Access Capital Community Investment Fund	RBC BlueBay Impact Bond Fund
Futures long position (contracts)	120	321
Futures short position (contracts)	150	96

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

60

NOTES TO FINANCIAL STATEMENTS

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value			Value
	September 30, 2023	Purchases	Sales	March 31, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund —Institutional Class 1
RBC BlueBay Access Capital Community Investment Fund	$37,795,609	$65,980,054	$(85,399,443)	$18,376,220	$372,072
RBC BlueBay Impact Bond Fund	22,167,440	53,404,966	(47,527,647)	28,044,759	495,644

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses ), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

61

NOTES TO FINANCIAL STATEMENTS

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.35%
RBC BlueBay Impact Bond Fund	0.35%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A	Class I	Class IS	Class R6	Class Y
	Annual Rate	Annual Rate	Annual Rate	Annual Rate	Annual Rate
RBC BlueBay Access Capital Community Investment Fund	0.80%	0.45%	0.40%	N/A	N/A
RBC BlueBay Impact Bond Fund	0.70%	0.45%	N/A	0.40%	0.40%

This expense limitation agreement is in place until January 31, 2025, and shall continue for additional one-year terms unless terminated by either party at any time. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Impact Bond Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

As of March 31, 2024, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/21	FYE 9/30/22	FYE 9/30/23	FYE 9/30/24	Total
RBC BlueBay Access Capital Community Investment Fund	$ N/A	$ N/A	$325,716	$309,451	$635,167
RBC BlueBay Impact Bond Fund	147,016	308,395	291,003	179,379	925,793

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

62

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2024, the amount waived was $12,037 and $16,041 for RBC BlueBay Access Capital Community Investment Fund and RBC BlueBay Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. Bank of New York Mellon (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. In consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the initial launch of the Impact Bond Fund and the subsequent launch of Class A and Class Y shares, the Advisor invested seed capital in the Fund to provide the Fund or share class with its initial investment assets. The table below shows, as of March 31, 2024, the Fund’s net assets, the shares held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
RBC BlueBay Impact Bond Fund	$264,923,087	7,006,299	22.7%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

63

NOTES TO FINANCIAL STATEMENTS

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2024, there were no fees waived by the Distributor.

For the six months ended March 31, 2024, the Distributor received commissions of $4 in front-end sales charges of Class A shares of the Funds, of which none was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2024.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2024 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.

RBC BlueBay Access Capital Community Investment Fund	$—	$238,555	$570,187,524	$530,635,861
RBC BlueBay Impact Bond Fund	22,978,119	25,072,433	114,223,823	104,828,402

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$72,804	$408,295	$—	$60,793
Distributions reinvested	105,987	223,108	17,547	29,194
Cost of shares redeemed	(927,845)	(2,904,215)	(29,842)	(28,543)

Change in Class A	$(749,054)	$(2,272,812)	$(12,295)	$61,444

Class I
Proceeds from shares issued	$48,235,849	$103,160,902	$12,059,064	$31,047,111
Distributions reinvested	6,990,039	12,620,383	2,064,762	3,313,753
Cost of shares redeemed	(70,645,380)	(134,043,813)	(11,336,571)	(17,880,242)

Change in Class I	$(15,419,492)	$(18,262,528)	$2,787,255	$16,480,622

Class IS
Proceeds from shares issued	$6,390,648	$17,905,593	$—	$—
Distributions reinvested	873,267	1,738,503	—	—
Cost of shares redeemed	(15,919,953)	(16,303,100)	—	—

Change in Class IS	$(8,656,038)	$3,340,996	$—	$—

64

NOTES TO FINANCIAL STATEMENTS

	RBC BlueBay Access Capital Community Investment Fund		RBC BlueBay Impact Bond Fund

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
Class R6
Proceeds from shares issued	$—	$—	$19,722,921	$15,731,479
Distributions reinvested	—	—	1,188,731	2,212,031
Cost of shares redeemed	—	—	(11,308,910)	(1,493,012)

Change in Class R6	$—	$—	$9,602,742	$16,450,498

Class Y
Distributions reinvested	$—	$—	$1,017,259	$1,705,968

Change in Class Y	$—	$—	$1,017,259	$1,705,968

Change in net assets resulting from capital transactions	$(24,824,584)	$(17,194,344)	$13,394,961	$34,698,532

SHARE TRANSACTIONS:
Class A
Issued	9,599	53,280	—	7,118
Reinvested	14,145	29,342	2,072	3,444
Redeemed	(124,717)	(381,958)	(3,510)	(3,367)

Change in Class A	(100,973)	(299,336)	(1,438)	7,195

Class I
Issued	6,468,489	13,648,609	1,408,272	3,638,268
Reinvested	932,860	1,660,052	243,212	389,941
Redeemed	(9,513,791)	(17,732,669)	(1,336,486)	(2,097,983)

Change in Class I	(2,112,442)	(2,424,008)	314,998	1,930,226

Class IS
Issued	855,294	2,338,871	—	—
Reinvested	116,724	228,828	—	—
Redeemed	(2,083,388)	(2,145,539)	—	—

Change in Class IS	(1,111,370)	422,160	—	—

Class R6
Issued	—	—	2,295,583	1,842,573
Reinvested	—	—	140,127	260,326
Redeemed	—	—	(1,392,023)	(178,931)

Change in Class R6	—	—	1,043,687	1,923,968

Class Y
Reinvested	—	—	119,960	200,984

Change in Class Y	—	—	119,960	200,984

Change in shares resulting from capital transactions	(3,324,785)	(2,301,184)	1,477,207	4,062,373

65

NOTES TO FINANCIAL STATEMENTS

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
RBC BlueBay Access Capital Community Investment Fund	$774,730,530	$727,799	$(83,348,874)	$(82,621,075)
RBC BlueBay Impact Bond Fund	283,440,726	640,868	(20,153,435)	(19,512,567)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
RBC BlueBay Access Capital Community Investment Fund	$23,287,093	$23,287,093	$23,287,093
RBC BlueBay Impact Bond Fund	7,490,077	7,490,077	7,490,077

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2024.

As of September 30, 2023, the Access Capital Community Investment Fund and the Impact Bond Fund had a short-term capital loss carryforward of $18,805,807 and $5,902,256 and a long-term capital loss carryforward of $47,481,968 and $12,538,709 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

8. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 27, 2024. Interest is charged on borrowings under this line of credit at the

66

NOTES TO FINANCIAL STATEMENTS

Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2024.There were no borrowings made by the Funds under the line of credit during the six months ended March 31, 2024.

9. Significant Risks

Shareholder concentration risk:

As of March 31, 2024, outside of the affiliated accounts disclosed in Note 3, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
RBC BlueBay Access Capital Community Investment Fund	1	19.5%
RBC BlueBay Impact Bond Fund	1	17.2%

In addition, an unaffiliated shareholder owned 16.6% of the Impact Bond Fund as of March 31, 2024. Significant transactions by these shareholders may impact the Funds’ performance.

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

67

 SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class IS, Class I, Class R6 and Class Y shares.

Class A

Class A shares are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class IS

Class IS shares are offered in Access Capital Community Investment Fund and are available to investors who meet the $2,500 minimum initial investment requirement. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class Y

Class Y shares are offered in Impact Bond Fund for institutional investors that hold shares through an account held directly with the Fund and meet the $5,000,000 minimum requirement for initial investment. This share class does not have an upfront sales charge (load) or a 12b-1 distribution and servicing fee.

68

 SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23–3/31/24	Annualized Expense Ratio During Period 10/1/23–3/31/24
RBC BlueBay Access Capital Community Investment Fund
	Class A	$1,000.00	$1,059.50	$4.12	0.80%
	Class I	1,000.00	1,061.30	2.32	0.45%
	Class IS	1,000.00	1,060.20	2.06	0.40%
RBC BlueBay Impact Bond Fund
	Class A	1,000.00	1,064.90	3.56	0.69%
	Class I	1,000.00	1,066.10	2.27	0.44%
	Class R6	1,000.00	1,066.40	2.01	0.39%
	Class Y	1,000.00	1,066.40	2.01	0.39%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

69

 SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23-3/31/24	Annualized Expense Ratio During Period 10/1/23-3/31/24
RBC BlueBay Access Capital Community Investment Fund
	Class A	$1,000.00	$1,021.00	$4.04	0.80%
	Class I	1,000.00	1,022.75	2.28	0.45%
	Class IS	1,000.00	1,023.00	2.02	0.40%
RBC BlueBay Impact Bond Fund
	Class A	1,000.00	1,021.55	3.49	0.69%
	Class I	1,000.00	1,022.80	2.23	0.44%
	Class R6	1,000.00	1,023.05	1.97	0.39%
	Class Y	1,000.00	1,023.05	1.97	0.39%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

70

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program for the RBC Funds established in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). RBC Global Asset Management (U.S.) Inc. (“RBC GAM”), the investment adviser to each Fund, serves as the Program Administrator and administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee.

RBC GAM, as Program Administrator, provided the Board with a report addressing the operation of the Program during the year ending December 31, 2023 and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum and any material changes to the Program.

I. Key Conclusions of the Report

During the review period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund, and no Fund was required to set a highly liquid investments minimum. There were no material changes to the Program implemented during the review period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the review period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and provided quarterly reports to the Board throughout the review period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Short and Long-Term Cash Flow Projections. The Funds’ cash flows and related attributes were such that cash flows did not have a material effect on the ability to meet redemptions during the review period.

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the review period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

71

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

B. Review of Initial Liquidity Risk

During the review period, no new RBC Funds were launched.

C. Portfolio Holdings Classifications

During the review period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the review period, the Funds also classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the review period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the review period.

Classification Review. As required by the Liquidity Rule, the Program Administrator reviewed the Funds’ liquidity classifications on a monthly basis as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. Russian affiliated assets continued to remain illiquid due to the Russian-Ukrainian conflict and the related widespread sanctions against Russian-affiliated assets. During the review period, the Program Administrator determined that there were no unplanned market closures or events that required additional assessments of the Funds’ liquidity classifications.

D. Highly Liquid Investments Minimum

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the review period as described in the Report. Accordingly, a highly liquid investments minimum was not required for any Fund during the review period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the review period did any Fund breach the 15% limit.

F. Redemptions in Kind

There were no redemptions in-kind effected during the review period.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-RN (reporting holdings of illiquid investments exceeding 15%) were required to be filed during the period and none were filed.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

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RBCF-II SAR 03-24

RBC Global Asset Management Semi-Annual Report For the six months ended March 31, 2024 RBC BlueBay Emerging Market Debt Fund RBC BlueBay High Yield Bond Fund RBC BlueBay Core Plus Bond Fund RBC BlueBay Strategic Income Fund RBC ®

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk.

Table of Contents	Portfolio Managers	1
	Performance Summary (Unaudited)	4
	Fund Statistics
	- RBC BlueBay Emerging Market Debt Fund	6
	- RBC BlueBay High Yield Bond Fund	7
	- RBC BlueBay Core Plus Bond Fund	8
	- RBC BlueBay Strategic Income Fund	10
	Schedules of Portfolio Investments	12
	Financial Statements
	- Statements of Assets and Liabilities	59
	- Statements of Operations	62
	- Statements of Changes in Net Assets	64
	Financial Highlights	68
	Notes to Financial Statements	77
	Share Class Information	102
	Supplemental Information	103
	Approval of Investment Advisory Agreements (Unaudited)	105
	Statement Regarding Liquidity Risk Management Program (Unaudited)	106

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to each of the Funds and RBC Global Asset Management (UK) Limited serves as investment sub-advisor to RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund. The sub-advisor is responsible for the overall management of the portfolios of RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

RBC BlueBay Emerging Market Debt Fund

Polina Kurdyavko, CFA

Managing Director, Head of BlueBay Emerging Markets, BlueBay Senior Portfolio Manager

Polina is head of BlueBay Emerging Markets and a BlueBay senior portfolio manager on the BlueBay Fixed Income team at RBC Global Asset Management (UK) Limited. In addition to oversight of investments across all Emerging Markets (EM) strategies, Polina is also a lead portfolio manager for several flagship funds in EM sovereign, credit and local markets, including long only and alternative products. Prior to joining the organization in 2005, Polina had worked at an investment banking firm where she was a credit analyst in EM corporate research covering EM issuers and providing support for primary issuance of corporate debt. She had earlier worked as an emerging markets equity analyst at an asset management company. Polina started her career in the investment industry in 2000 at a macro research boutique in Russia. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia. She is also a CFA® charterholder.

RBC BlueBay High Yield Bond Fund

Justin Jewell

Managing Director, Head of European High Yield, BlueBay Senior Portfolio Manager

Justin is head of European High Yield within the Global Leveraged Finance Group on the BlueBay Fixed Income team at RBC Global Asset Management (UK) Limited. He moved into portfolio management in 2012 after joining BlueBay Asset Management as Head of High Yield trading in 2009. Justin previously worked with a global investment banking company as Director of High Yield and Distressed trading in Europe. He started his career in the investment industry in 2002. Justin holds a BSc in Economics from the London School of Economics, U.K.

Andrzej Skiba, CFA

Managing Director, Head of U.S. Fixed Income, BlueBay Senior Portfolio Manager

Andrzej is head of U.S. Fixed Income on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc. and is based in the U.S. He assumed this role in 2013 when he moved to the U.S. from London to oversee the buildout of global investment grade capability. This followed a period from 2009, where he was a portfolio manager responsible for corporate investments within BlueBay’s Investment Grade strategies. Prior to joining the organization in 2005 as a credit analyst, Andrzej had worked for an investment bank as a credit analyst covering European investment grade issues in the telecom, media, and utility sectors. He started his career in the investment industry in 2001. Andrzej holds a Bachelor of Science (Honors) in

PORTFOLIO MANAGERS

Management and International Business Economics from the University of Manchester Institute of Science and Technology. He is also a CFA® charterholder.

Tim Leary

Senior Portfolio Manager

Tim is a BlueBay senior portfolio manager on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc., focused on U.S. fixed income. In this role, he manages several global leveraged finance and environmental, social and governance (“ESG”) strategies. Tim was promoted to his current position in 2021 after working as a portfolio manager for four years and was previously head of Trading, North America, since joining the firm in 2012. Prior to joining the firm, Tim worked with two major investment banks in the high yield and distressed credit trading and leverage loan trading domains. He started his career in the investment industry in 2005. Tim holds a BS in Business Administration with Finance concentration from Fordham University, U.S.

RBC BlueBay Core Plus Bond Fund and RBC BlueBay Strategic Income Fund

Andrzej Skiba, CFA

Managing Director, Head of U.S. Fixed Income, BlueBay Senior Portfolio Manager

Andrzej is head of U.S. Fixed Income on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc. and is based in the U.S. He assumed this role in 2013 when he moved to the U.S. from London to oversee the buildout of global investment grade capability. This followed a period from 2009, where he was a portfolio manager responsible for corporate investments within BlueBay’s Investment Grade strategies. Prior to joining the organization in 2005 as a credit analyst, Andrzej had worked for an investment bank as a credit analyst covering European investment grade issues in the telecom, media, and utility sectors. He started his career in the investment industry in 2001. Andrzej holds a Bachelor of Science (Honors) in Management and International Business Economics from the University of Manchester Institute of Science and Technology. He is also a CFA® charterholder.

Brian Svendahl, CFA

BlueBay Senior Portfolio Manager

Brian is a BlueBay senior portfolio manager on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc. He has had a leadership role within the Minneapolis-based fixed income group since 2012 and has been the lead portfolio manager for the firm’s impact investing strategies since 2006. He also managed many government and mortgage strategies. Brian joined the organization in 2005, having held risk management, research, and trading positions with a large American multinational financial services company since 1992. Brian holds an MBA, a BBA in Finance and a Bachelor of Science in Economics from the University of Minnesota. He is also a CFA® charterholder and a Financial Risk Manager (FRM®).

PORTFOLIO MANAGERS

Neil Sun, CFA

Portfolio Manager

Neil is a portfolio manager of several investment grade strategies on the BlueBay fixed income team at RBC Global Asset Management (U.S.) Inc., focused on U.S. fixed income. Prior to joining the organization, he worked as an associate in the Client Analytics team of an investment management company. Neil started his career in the investment industry in 2011 and holds a BBA (Finance and Math) from Baruch College.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	10 Year	Since Inception(a)	Net Expense Ratio(b)(c)	Gross Expense Ratio(b)(c)
Average Annual Total Returns as of March 31, 2024 (Unaudited)

RBC BlueBay Emerging Market Debt Fund
Class A
- Including Max Sales Charge of 4.25%	9.93%	1.20%	1.46%	1.79%
- At Net Asset Value	14.81%	2.08%	1.90%	2.15%	1.04%	15.47%
Class I
- At Net Asset Value	15.20%	2.39%	2.16%	2.41%	0.79%	1.55%
Class R6
- At Net Asset Value	15.25%	2.44%	2.22%	2.49%	0.74%	32.92%

JPM EMBI Global Diversified Index(d)	11.28%	0.71%	3.05%	3.76%
RBC BlueBay High Yield Bond Fund
Class A
- Including Max Sales Charge of 4.25%	5.81%	4.08%	4.13%	5.32%
- At Net Asset Value	10.54%	4.99%	4.59%	5.69%	0.82%	1.14%
Class I
- At Net Asset Value	10.81%	5.25%	4.87%	5.98%	0.57%	0.81%

ICE BofA U.S. High Yield Index(d)	11.00%	4.02%	4.36%	5.82%
RBC BlueBay Core Plus Bond Fund(e)
Class A
- Including Max Sales Charge of 3.75%	2.34%	N/A	N/A	(4.01)%
- At Net Asset Value	6.88%	N/A	N/A	(2.28)%	0.71%	1.35%
Class I
- At Net Asset Value	7.14%	N/A	N/A	(2.03)%	0.46%	1.03%
Class R6
- At Net Asset Value	7.19%	N/A	N/A	(1.99)%	0.41%	1.06%

Bloomberg U.S. Aggregate Bond Index(d)	1.70%	N/A	N/A	(3.74)%
RBC BlueBay Strategic Income Fund(f)
Class A
- Including Max Sales Charge of 3.75%	5.81%	N/A	N/A	2.68%
- At Net Asset Value	10.56%	N/A	N/A	4.53%	0.89%	1.43%
Class I
- At Net Asset Value	10.71%	N/A	N/A	4.76%	0.64%	1.12%
Class R6
- At Net Asset Value	10.88%	N/A	N/A	4.86%	0.59%	1.14%

ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index(d)	5.36%	N/A	N/A	3.17%
Bloomberg U.S. Aggregate Bond Index(d)	1.70%	N/A	N/A	(3.74)%

Parentheses indicate negative performance returns.

PERFORMANCE SUMMARY (UNAUDITED)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)

For BlueBay Emerging Market Debt Fund and BlueBay High Yield Bond Fund, the inception date (commencement of operations) is November 27, 2013 for Class A shares, November 30, 2011 for Class I shares, and December 27, 2016 for Class R6 shares of BlueBay Emerging Market Debt Fund.

The performance in the table for the Class A and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception, adjusted to reflect the fees and expenses of Class A shares and Class R6 shares, respectively.

(b)	The Funds’ expenses are from the Funds’ most recent prospectus dated January 29, 2024, and reflect actual expenses for the fiscal year ended September 30, 2023.

(c)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses to the levels disclosed in the Funds’ prospectus until January 31, 2025.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but does not include sales fees or operating expenses. You cannot invest directly in indices.

(e)	The inception date for the RBC BlueBay Core Plus Bond Fund is November 1, 2021.

(f)	The inception date for the RBC BlueBay Strategic Income Fund is November 1, 2021.

JPM EMBI Global Diversified Index is a subset of the JPMorgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

The ICE BofA U.S. High Yield Index tracks the performance of U.S. dollar-denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. This includes Treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities and collateralised mortgage-backed securities.

ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index tracks the performance of a synthetic asset paying a deposit offered rate to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Mutual fund investing involves risk. Principal loss is possible.

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Emerging Market Debt Fund

Investment Objective	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.

Benchmark	JPM EMBI Global Diversified Index
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)	Oman Government International Bond, 6.75%, 1/17/48	2.57%	Republic of South Africa Government Bond, Series 2037, 8.50%, 1/31/37	1.33%
	Petroleos Mexicanos, 5.63%, 1/23/46	1.97%	Romanian Government International Bond, EMTN, 2.75%, 4/14/41	1.31%
	Turkey Government International Bond, 4.88%, 4/16/43	1.84%	Turkey Government International Bond, 5.75%, 5/11/47	1.28%
	Mexico Government International Bond, 3.77%, 5/24/61	1.53%	Egypt Government International Bond, 7.90%, 2/21/48	1.25%
	Saudi Government International Bond, 5.75%, 1/16/54	1.37%
	Panama Government International Bond, 4.50%, 4/1/56	1.33%

	* A listing of all portfolio holdings can be found beginning on page 12
Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $1,000,000 over the 10-year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

FUND STATISTICS (UNAUDITED)
RBC BlueBay High Yield Bond Fund

The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.				Investment Objective

ICE BofA U.S. High Yield Index				Benchmark
				Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)
*Includes U.S. dollar denominated cash equivalent investments representing 2.73% of investments.
U.S. Treasury Notes, 4.50%, 11/15/33	2.96%	Calpine Corp., 5.25%, 6/1/26	1.11%	Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)
Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28	1.43%	EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/30	1.10%
NESCO Holdings II, Inc., 5.50%, 4/15/29	1.22%	Prairie Acquiror LP, 9.00%, 8/1/29	1.10%
Boxer Parent Co., Inc., 7.13%, 10/2/25	1.20%	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26	0.97%
Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29	1.14%	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26	0.97%

*A listing of all portfolio holdings can be found beginning on page 25
				Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $1,000,000 over the 10-year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Core Plus Bond Fund

Investment Objective	The Fund seeks to provide total return.

Benchmark	Bloomberg U.S. Aggregate Bond Index
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalent investments representing 2.23% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)	Synchrony Financial	1.91%	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	1.22%
	Fannie Mae, 2.00%, 4/1/54	5.69%	Mexican Bonos, Series M, 8.50%, 3/1/29	1.21%
	Fannie Mae, 2.50%, 4/1/54	4.60%
	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	1.69%
	Fannie Mae, (TBA), 3.50%, 4/1/54	1.64%
	Fannie Mae, (TBA), 4.00%, 4/1/54	1.31%
	Fannie Mae, (TBA), 3.00%, 4/1/54	1.31%
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.67%, 6/25/43	1.22%

	*A listing of all portfolio holdings can be found beginning on page 34
Growth of $1,000,000 Initial Investment Since Inception (11/01/21)

FUND STATISTICS (UNAUDITED)
RBC BlueBay Core Plus Bond Fund

The graph reflects an initial hypothetical investment of $1,000,000 over the period from November 1, 2021 (commencement of operations) through March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

	FUND STATISTICS (UNAUDITED)
	RBC BlueBay Strategic Income Fund

Investment Objective	The Fund seeks to provide total return (capital appreciation and income).

Benchmark	ICE BofA U.S. Dollar 3-Month Deposit Offered Rate Constant Maturity Index Bloomberg U.S. Aggregate Bond Index
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)

	*Includes U.S. dollar denominated cash equivalents representing 9.0% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)	Synchrony Financial	1.90%	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 7.33%, 6/22/28	1.02%
	Mexican Bonos, Series M, 8.50%, 3/1/29	1.18%	Summit Materials LLC, (Term SOFR 1M + 2.50%), 7.83%, 1/12/29	0.98%
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.67%, 6/25/43	1.06%	Belron Finance US LLC, (Term SOFR 1M + 2.11%), 7.58%, 4/28/28	0.98%
	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	1.05%	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 7.33%, 12/9/30	0.96%
	Hilton Domestic Operating Co, Inc, (Term SOFR 1M + 2.10%), 7.43%, 11/8/30	1.05%
	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.04%, 4/15/30	1.05%

	*A listing of all portfolio holdings can be found beginning on page 46
Growth of $1,000,000 Initial Investment Since Inception (11/01/21)

FUND STATISTICS (UNAUDITED)
RBC BlueBay Strategic Income Fund

The graph reflects an initial hypothetical investment of $1,000,000 over the period from November 1, 2021 (commencement of operations) through March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2024 (Unaudited)

Principal Amount		Value

Foreign Government Bonds — 77.99%
Angola — 2.10%
$ 265,000	Angolan Government International Bond, EMTN, 8.00%, 11/26/29(a)	$247,247
460,000	Angolan Government International Bond, 8.25%, 5/9/28(a)	443,391
1,060,000	Angolan Government International Bond, 8.75%, 4/14/32(a)	976,046

		1,666,684

Argentina — 1.95%
1,753,816	Argentine Republic Government International Bond, 3.50%, 7/9/41	709,845
1,972,095	Argentine Republic Government International Bond, 3.63%, 7/9/35	833,999

		1,543,844

Bahrain — 0.83%
400,000	Bahrain Government International Bond, 6.00%, 9/19/44(a)	331,845
320,000	Bahrain Government International Bond, 7.50%, 2/12/36(b)	328,789

		660,634

Brazil — 2.29%
765,000	Brazilian Government International Bond, 6.13%, 3/15/34	757,422
385,000	Brazilian Government International Bond, 6.25%, 3/18/31	392,829
660,000	Brazilian Government International Bond, 7.13%, 5/13/54	665,393

		1,815,644

Bulgaria — 0.48%
328,000(c)	Bulgaria Government International Bond, 4.88%, 5/13/36(a)	383,889

Chile — 1.85%
583,000	Chile Government International Bond, 3.10%, 5/7/41	432,023
490,000	Chile Government International Bond, 4.00%, 1/31/52	387,272
675,000	Chile Government International Bond, 5.33%, 1/5/54	649,860

		1,469,155

Colombia — 4.11%
735,000	Colombia Government International Bond, 3.25%, 4/22/32	573,761
1,020,000	Colombia Government International Bond, 3.88%, 2/15/61	591,578
465,000	Colombia Government International Bond, 4.13%, 5/15/51	291,187
445,000	Colombia Government International Bond, 7.50%, 2/2/34	454,246
720,000	Colombia Government International Bond, 8.00%, 11/14/35	757,181
540,000	Colombia Government International Bond, 8.75%, 11/14/53	587,369

		3,255,322

Costa Rica — 1.13%
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(b)	207,041
200,000	Costa Rica Government International Bond, 6.55%, 4/3/34(a)	207,041
450,000	Costa Rica Government International Bond, 7.30%, 11/13/54(a)	478,897

		892,979

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Dominican Republic — 3.71%
$ 791,000	Dominican Republic International Bond, 5.50%, 1/27/25(a)	$786,418
817,000	Dominican Republic International Bond, 5.95%, 1/25/27(a)	813,959
150,000	Dominican Republic International Bond, 6.00%, 7/19/28(a)	149,330
435,000	Dominican Republic International Bond, 7.05%, 2/3/31(a)	450,658
8,350,000(d)	Dominican Republic International Bond, 11.25%, 9/15/35(b)	152,406
32,000,000(d)	Dominican Republic International Bond, 11.25%, 9/15/35(a)	584,069

		2,936,840

Ecuador — 0.84%
1,283,779	Ecuador Government International Bond, 3.50%, 7/31/35(a)	669,051

Egypt — 2.78%
420,000	Egypt Government International Bond, 6.59%, 2/21/28(a)	383,659
365,000	Egypt Government International Bond, EMTN, 7.05%, 1/15/32(a)	302,401
734,000	Egypt Government International Bond, EMTN, 7.50%, 2/16/61(a)	528,305
1,300,000	Egypt Government International Bond, 7.90%, 2/21/48(a)	988,126

		2,202,491

El Salvador — 1.02%
500,000	El Salvador Government International Bond, 6.38%, 1/18/27(a)	435,936
240,000	El Salvador Government International Bond, 7.63%, 2/1/41(a)	175,311
263,000	El Salvador Government International Bond, 7.65%, 6/15/35(a)	200,266

		811,513

Ghana — 0.95%
344,000	Ghana Government International Bond, 7.75%, 4/7/29(a)	178,272
730,000	Ghana Government International Bond, 8.95%, 3/26/51(a)	373,152
295,000	Ghana Government International Bond, 10.75%, 10/14/30(a)	202,004

		753,428

Guatemala — 1.02%
390,000	Guatemala Government Bond, 3.70%, 10/7/33(a)	323,000
475,000	Guatemala Government Bond, 6.60%, 6/13/36(a)	485,208

		808,208

Hungary — 0.69%
860,000	Hungary Government International Bond, 3.13%, 9/21/51(a)	545,000

Indonesia — 1.29%
955,000	Indonesia Government International Bond, 3.35%, 3/12/71	637,519
6,000,000,000(e)	Indonesia Treasury Bond, Series FR98, 7.13%, 6/15/38	384,863

		1,022,382

Iraq — 0.50%
420,000	Iraq International Bond, 5.80%, 1/15/28(a)	396,553

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Ivory Coast — 0.54%
$ 220,000	Ivory Coast Government International Bond, 7.63%, 1/30/33(b)	$218,278
210,000	Ivory Coast Government International Bond, 8.25%, 1/30/37(b)	210,566

		428,844

Jordan — 0.98%
400,000	Jordan Government International Bond, 4.95%, 7/7/25(a)	388,851
440,000	Jordan Government International Bond, 7.38%, 10/10/47(a)	389,297

		778,148

Kenya — 0.41%
320,000	Republic of Kenya Government International Bond, 9.75%, 2/16/31(b)	328,038

Lebanon — 0.30%
36,000	Lebanon Government International Bond, GMTN, 5.80%, 4/14/20(a),(f)	2,418
166,000	Lebanon Government International Bond, 6.00%, 1/27/23(a),(f)	11,142
85,000	Lebanon Government International Bond, EMTN, 6.10%, 10/4/22(a),(f)	5,607
261,000	Lebanon Government International Bond, EMTN, 6.15%, 6/19/20(f)	16,848
1,680,000	Lebanon Government International Bond, GMTN, 6.38%, 3/9/20(f)	113,786
1,351,000	Lebanon Government International Bond, EMTN, 8.25%, 4/12/21(a),(f)	88,106
5,000	Lebanon Government International Bond, 8.25%, 5/17/34(f)	333

		238,240

Macedonia — 0.47%
330,000(c)	North Macedonia Government International Bond, 6.96%, 3/13/27(a)	372,491

Mexico — 3.67%
1,865,000	Mexico Government International Bond, 3.77%, 5/24/61	1,215,450
480,000(c)	Mexico Government International Bond, 4.49%, 5/25/32	526,151
250,000	Mexico Government International Bond, 6.34%, 5/4/53	247,256
920,000	Mexico Government International Bond, 6.40%, 5/7/54	919,466

		2,908,323

Montenegro — 0.48%
370,000	Montenegro Government International Bond, 7.25%, 3/12/31(b)	376,197

Morocco — 0.51%
400,000	Morocco Government International Bond, 5.95%, 3/8/28(a)	404,423

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Nigeria — 1.78%
$ 650,000	Nigeria Government International Bond, EMTN, 6.13%, 9/28/28(a)	$587,836
200,000	Nigeria Government International Bond, EMTN, 7.38%, 9/28/33(a)	171,519
440,000	Nigeria Government International Bond, EMTN, 7.63%, 11/28/47(a)	342,778
344,000	Nigeria Government International Bond, 7.88%, 2/16/32(a)	312,238

		1,414,371

Oman — 3.37%
2,000,000	Oman Government International Bond, 6.75%, 1/17/48(a)	2,040,700
600,000	Oman Government International Bond, 7.00%, 1/25/51(a)	632,156

		2,672,856

Pakistan — 1.38%
400,000	Pakistan Government International Bond, EMTN, 6.00%, 4/8/26(a)	357,898
695,000	Pakistan Government International Bond, EMTN, 7.38%, 4/8/31(a)	548,287
200,000	Pakistan Government International Bond, 8.25%, 9/30/25(a)	188,431

		1,094,616

Panama — 3.24%
1,075,000	Panama Government International Bond, 3.87%, 7/23/60	619,675
1,620,000	Panama Government International Bond, 4.50%, 4/1/56	1,053,965
200,000	Panama Government International Bond, 7.88%, 3/1/57	201,943
650,000	Panama Government International Bond, 8.00%, 3/1/38	690,950

		2,566,533

Paraguay — 2.10%
645,000	Paraguay Government International Bond, 5.40%, 3/30/50(a)	568,052
225,000	Paraguay Government International Bond, 5.85%, 8/21/33(a)	225,576
230,000	Paraguay Government International Bond, 5.85%, 8/21/33(b)	230,589
230,000	Paraguay Government International Bond, 6.00%, 2/9/36(b)	233,421
2,879,000,000(g)	Paraguay Government International Bond, 7.90%, 2/9/31(b)	402,956

		1,660,594

Philippines — 1.73%
835,000	Philippine Government International Bond, 2.95%, 5/5/45	587,941
520,000	Philippine Government International Bond, 5.61%, 4/13/33	540,675
240,000	ROP Sukuk Trust, 5.05%, 6/6/29(a)	240,802

		1,369,418

Poland — 2.27%
400,000	Bank Gospodarstwa Krajowego, EMTN, 5.38%, 5/22/33(a)	398,642
390,000	Republic of Poland Government International Bond, 5.50%, 4/4/53	389,089

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 650,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	$645,277
350,000	Republic of Poland Government International Bond, 5.75%, 11/16/32	366,266

		1,799,274

Qatar — 1.19%
484,000	Qatar Government International Bond, 4.40%, 4/16/50(a)	428,368
340,000	Qatar Government International Bond, 4.82%, 3/14/49(a)	318,893
200,000	Qatar Government International Bond, 5.10%, 4/23/48(a)	194,627

		941,888

Romania — 3.37%
190,000(c)	Romanian Government International Bond, EMTN, 2.00%, 4/14/33(a)	156,976
545,000(c)	Romanian Government International Bond, 2.63%, 12/2/40(a)	399,839
1,415,000(c)	Romanian Government International Bond, EMTN, 2.75%, 4/14/41(a)	1,039,414
497,000(c)	Romanian Government International Bond, EMTN, 3.38%, 1/28/50(a)	376,915
350,000	Romanian Government International Bond, 5.88%, 1/30/29(b)	350,433
340,000	Romanian Government International Bond, 6.38%, 1/30/34(b)	344,909

		2,668,486

Saudi Arabia — 1.37%
1,100,000	Saudi Government International Bond, 5.75%, 1/16/54(b)	1,088,106

Serbia — 1.82%
555,000(c)	Serbia International Bond, EMTN, 2.05%, 9/23/36(a)	417,960
400,000	Serbia International Bond, 6.25%, 5/26/28(a)	408,533
600,000	Serbia International Bond, 6.50%, 9/26/33(a)	612,831

		1,439,324

South Africa — 3.72%
27,000,000(h)	Republic of South Africa Government Bond, Series 2037, 8.50%, 1/31/37	1,050,998
770,000	Republic of South Africa Government International Bond, 4.85%, 9/30/29	691,589
715,000	Republic of South Africa Government International Bond, 5.00%, 10/12/46	482,426
1,000,000	Republic of South Africa Government International Bond, 5.38%, 7/24/44	725,704

		2,950,717

Sri Lanka — 2.02%
280,000	Sri Lanka Government International Bond, 5.75%, 4/18/24	165,189
250,000	Sri Lanka Government International Bond, 6.20%, 5/11/27(a)	147,559
390,000	Sri Lanka Government International Bond, 6.83%, 7/18/26(a)	233,372
200,000	Sri Lanka Government International Bond, 6.85%, 3/14/24(a)	118,010

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 750,000	Sri Lanka Government International Bond, 7.55%, 3/28/30(a)	$440,629
840,000	Sri Lanka Government International Bond, 7.85%, 3/14/29(a)	495,599

		1,600,358

Tunisia — 0.72%
600,000	Tunisian Republic, 5.75%, 1/30/25(a)	566,295

Turkey — 4.63%
450,000	Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(b)	476,173
280,000	Istanbul Metropolitan Municipality, 10.50%, 12/6/28(b)	299,387
2,085,000	Turkey Government International Bond, 4.88%, 4/16/43	1,461,226
1,329,000	Turkey Government International Bond, 5.75%, 5/11/47	1,012,800
400,000	Turkiye Ihracat Kredi Bankasi AS, 9.00%, 1/28/27(b)	418,183

		3,667,769

Ukraine — 2.06%
2,343,000	Ukraine Government International Bond, 7.38%, 9/25/34(a)	686,229
505,000	Ukraine Government International Bond, 7.75%, 9/1/28(a)	166,160
1,425,000	Ukraine Government International Bond, 7.75%, 8/1/41(a)	783,590

		1,635,979

United Arab Emirates — 2.08%
597,000	Abu Dhabi Government International Bond, EMTN, 2.70%, 9/2/70(a)	352,510
720,000	Abu Dhabi Government International Bond, 3.13%, 9/30/49(a)	506,550
1,200,000	Finance Department Government of Sharjah, GMTN, 4.00%, 7/28/50(a)	792,626

		1,651,686

Uruguay — 1.48%
817,599	Uruguay Government International Bond, 4.98%, 4/20/55	768,212
14,605,400(i)	Uruguay Government International Bond, 9.75%, 7/20/33	407,089

		1,175,301

Uzbekistan — 1.66%
430,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31(a)	354,486
560,000	Republic of Uzbekistan International Bond, 7.85%, 10/12/28(b)	585,352
450,000	Uzbekneftegaz JSC, 4.75%, 11/16/28(a)	377,723

		1,317,561

Venezuela — 0.53%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(a),(f)	11,686
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(a),(f)	10,590
1,720,000	Venezuela Government International Bond, 11.75%, 10/21/26(a),(f)	312,487

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 125,000	Venezuela Government International Bond, 11.95%, 8/5/31(a),(f)	$21,401
375,000	Venezuela Government International Bond, 12.75%, 8/23/22(a),(f)	65,625

		421,789

Zambia — 0.57%
460,000	Zambia Government International Bond, 5.38%, 9/20/24	306,055
200,000	Zambia Government International Bond, 8.97%, 7/30/27(a)	147,400

		453,455

Total Foreign Government Bonds		61,824,697

(Cost $58,897,172)

Corporate Bonds — 19.14%
Brazil — 0.63%
532,198	MV24 Capital BV, 6.75%, 6/1/34(a)	500,506

Chile — 1.84%
200,000	Corp. Nacional del Cobre de Chile, 5.13%, 2/2/33(a)	190,058
600,000	Corp. Nacional del Cobre de Chile, 5.95%, 1/8/34(b)	600,462
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	198,645
700,000	Empresa de los Ferrocarriles del Estado, 3.83%, 9/14/61(a)	465,124

		1,454,289

Colombia — 1.56%
95,000	Ecopetrol SA, 5.88%, 5/28/45	70,851
550,000	Ecopetrol SA, 5.88%, 11/2/51	394,763
380,000	Ecopetrol SA, 8.63%, 1/19/29	402,686
350,000	Ecopetrol SA, 8.88%, 1/13/33	370,125

		1,238,425

Mexico — 5.36%
12,580,000(j)	America Movil SAB de CV, 9.50%, 1/27/31	728,614
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(b)	216,250
530,000	Comision Federal de Electricidad, 4.69%, 5/15/29(a)	498,464
570,000	Mexico City Airport Trust, 5.50%, 7/31/47(a)	480,420
2,597,000	Petroleos Mexicanos, 5.63%, 1/23/46	1,560,342
1,194,000	Petroleos Mexicanos, 6.35%, 2/12/48	762,369

		4,246,459

Oman — 1.45%
500,000	EDO Sukuk Ltd., 5.88%, 9/21/33(a)	509,827
655,000	OQ SAOC, GMTN, 5.13%, 5/6/28(a)	641,836

		1,151,663

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Paraguay — 0.88%
$450,667	Rutas 2 & 7 Finance Ltd., 0.00%, 9/30/36(a),(k)	$307,017
400,000	Telefonica Celular del Paraguay SA, 5.88%, 4/15/27(a)	390,088

		697,105

Peru — 0.92%
815,000	InRetail Consumer, 3.25%, 3/22/28(a)	730,727

Qatar — 0.75%
400,000	Qatar Energy, 3.13%, 7/12/41(a)	298,479
420,000	QatarEnergy, 3.30%, 7/12/51(a)	296,593

		595,072

Saudi Arabia — 1.09%
440,000	Greensaif Pipelines Bidco Sarl, 6.13%, 2/23/38(a)	447,568
400,000	Greensaif Pipelines Bidco Sarl, 6.51%, 2/23/42(a)	415,888

		863,456

South Africa — 0.25%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25(a)	199,028

Turkey — 0.53%
410,000	TC Ziraat Bankasi AS, 8.00%, 1/16/29(b)	415,702

United Arab Emirates — 3.60%
400,000	DP World Crescent Ltd., 5.50%, 9/13/33(a)	404,026
730,000	DP World Salaam, 6.00%, (a),(l),(m)	729,152
431,516	Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/34(a)	371,940
943,384	Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(a)	758,500
200,000	MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)	190,216
200,000	MDGH GMTN RSC Ltd., EMTN, 5.08%, 5/22/53(a)	188,737
200,000	MDGH GMTN RSC Ltd., 5.50%, 4/28/33(a)	206,853

		2,849,424

Venezuela — 0.28%
173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(a),(f)	16,412
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20(a),(f)	208,988

		225,400

Total Corporate Bonds		15,167,256

(Cost $15,213,032)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Municipal Bond — 0.27%
Turkey — 0.27%
200,000	Istanbul Metropolitan Municipality(a)	$213,582

Total Municipal Bond		213,582

(Cost $195,902)

Total Investments		$77,205,535
(Cost $74,306,106)(n) — 97.40%

Other assets in excess of liabilities — 2.60%		2,063,800

NET ASSETS — 100.00%		$79,269,335

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)	Principal amount denoted in Euros.

(d)	Principal amount denoted in Dominican peso.

(e)	Principal amount denoted in Indonesian rupiah.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Principal amount denoted in Paraguayan Guarani.

(h)	Principal amount denoted in South African Rand.

(i)	Principal amount denoted in Uruguayan peso.

(j)	Principal amount denoted in Mexican peso.

(k)	Zero Coupon Bond. The rate represents the yield at time of purchase.

(l)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(m)	Perpetual security with no stated maturity date.

(n)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Foreign currency exchange contracts as of March 31, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
COP	45,000,000	USD	11,389	Citibank N.A.	4/17/24	$215
PLN	2,181,198	EUR	494,001	Citibank N.A.	4/17/24	12,618
PLN	709,571	EUR	160,882	Citibank N.A.	4/17/24	3,914
PLN	328,215	EUR	74,313	Citibank N.A.	4/17/24	1,922
USD	545,284	EUR	500,000	Citibank N.A.	4/17/24	5,441
USD	3,878,643	EUR	3,529,220	Citibank N.A.	4/17/24	68,192
USD	1,237,273	EUR	1,136,563	Citibank N.A.	4/17/24	10,142
USD	421,011	IDR	6,556,981,044	Citibank N.A.	4/17/24	7,973
USD	370,000	PEN	1,363,080	Citibank N.A.	4/17/24	3,710
USD	717,500	MYR	3,382,970	Barclays Bank Plc	4/17/24	6,035
ZAR	35,381	USD	1,851	Citibank N.A.	4/17/24	14

						$120,176

EUR	157,250	PLN	685,044	Citibank N.A.	4/17/24	$(1,696)
EUR	301,905	PLN	1,311,942	Citibank N.A.	4/17/24	(2,435)
EUR	153,380	PLN	667,220	Citibank N.A.	4/17/24	(1,412)
EUR	127,465	PLN	554,779	Citibank N.A.	4/17/24	(1,247)
EUR	100,000	USD	108,487	Citibank N.A.	4/17/24	(519)
EUR	1,550,000	USD	1,683,763	Citibank N.A.	4/17/24	(10,250)
EUR	7,000	USD	7,561	Citibank N.A.	4/17/24	(3)
EUR	80,000	USD	86,399	Citibank N.A.	4/17/24	(24)
IDR	125,000,000	USD	7,979	Citibank N.A.	4/17/24	(105)
KRW	947,080,319	USD	724,982	Citibank N.A.	4/17/24	(21,925)
MXN	14,415,150	USD	868,627	Citibank N.A.	4/17/24	(4,124)
MYR	3,374,644	USD	730,664	Barclays Bank Plc	4/17/24	(20,950)
PEN	1,454,803	USD	394,352	Citibank N.A.	4/17/24	(3,414)
PEN	1,390,462	USD	375,648	Citibank N.A.	4/17/24	(2,000)
USD	729,486	COP	2,899,037,167	Citibank N.A.	4/17/24	(18,044)
USD	470,441	COP	1,869,116,068	Citibank N.A.	4/17/24	(11,519)
USD	710,000	KRW	958,478,700	Citibank N.A.	4/17/24	(1,519)
USD	734,923	MXN	12,692,000	Citibank N.A.	4/17/24	(26,240)
USD	682,052	MXN	11,826,276	Citibank N.A.	4/17/24	(27,191)
USD	147,948	MXN	2,566,378	Citibank N.A.	4/17/24	(5,962)
USD	1,093,253	ZAR	21,096,000	Citibank N.A.	4/17/24	(18,861)

						$(179,440)

Total						$(59,264)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Financial futures contracts as of March 31, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	13	June 2024	$(530)	USD	$2,658,297	Morgan Stanley & Co. LLC

Total			$(530)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
10 Year Euro-Bund	3	June 2024	$(3,552)	EUR	$431,691	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	14	June 2024	(14,123)	USD	1,604,531	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	12	June 2024	(14,135)	USD	1,548,000	Morgan Stanley & Co. LLC

Total			$(31,810)

Credit default swaps buy protection as of March 31, 2024:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Republic of South Africa Government International Bond	Quarterly	Citibank N.A.	6/20/24	USD	370	$552	$(1,086)	$(534)
1.00%	Republic of South Africa Government International Bond	Quarterly	Barclays Bank plc	6/20/24	USD	360	537	(1,056)	(519)
1.00%	Turkey Government International Bond	Quarterly	Barclays Bank plc	6/20/25	USD	800	14,378	(13,977)	401
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	76	8,166	(2,489)	5,678
1.00%	Petroleos Mexicanos	Quarterly	Barclays Bank plc	12/20/26	USD	124	13,273	(4,010)	9,263

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value
1.00%	Egypt Government International Bond	Quarterly	Citigroup Global Markets Limited	12/20/25	USD	200	$43,453	$(34,528)	$8,925
1.00%	Turkey Government International Bond	Quarterly	Morgan Stanley & Co. International plc	6/20/25	USD	1,560	12,685	(11,904)	781
1.00%	Petroleos Mexicanos	Quarterly	Morgan Stanley & Co. International plc	12/20/26	USD	170	16,880	(4,181)	12,700
1.00%	Saudi Government International Bond	Quarterly	Barclays Bank plc	6/20/29	USD	1,730	(37,733)	(2,009)	(39,742)
1.00%	Markit CDX EM Index Series 41	Quarterly	Morgan Stanley & Co. LLC	6/20/29	EUR	4,300	(99,142)	(4,721)	(103,863)
1.00%	Markit CDX EM Index Series 41	Quarterly	Morgan Stanley & Co. LLC	6/20/29	EUR	2,200	(39,960)	(2,900)	(42,861)
1.00%	Turkey Government International Bond	Quarterly	Citibank N.A.	6/20/29	USD	2,020	186,524	(9,062)	177,461

Total							$119,613	$(91,923)	$27,690

Abbreviations used are defined below:

COP - Colombian Peso

EMTN - Euro Medium Term Note

EUR - Euro

GMTN - Global Medium Term Note

IDR - Indonesian Rupiah

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2024 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	77.99%
Energy	9.49%
Industrial	2.22%
Consumer, Non-cyclical	1.43%
Communications	1.41%
Financial	1.27%
Basic Materials	1.25%
Utilities	1.15%
Consumer, Cyclical	0.92%
Municipal Bond	0.27%
Other*	2.60%

100.00%

* Includes cash, interest and dividend receivable, pending trades and Fund share transactions, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2024 (Unaudited)

Principal Amount		Value

Corporate Bonds — 94.13%
Australia — 1.66%
$2,000,000	FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27(a)	$1,918,940
1,612,000	FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32(a)	1,594,067
1,644,000	Mineral Resources Ltd., 8.00%, 11/1/27(a)	1,677,520
1,542,000	Mineral Resources Ltd., 8.50%, 5/1/30(a)	1,587,790
3,471,000	Mineral Resources Ltd., 9.25%, 10/1/28(a)	3,655,865
143,548	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	—
220,972	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	17,236

		10,451,418

Bermuda — 0.57%
3,587,964	Highlands Holdings Bond Issuer Ltd. / Highlands Holdings Bond Co-Issuer, Inc., PIK, 7.63%, 10/15/25(a)	3,585,273

Canada — 3.96%
4,254,000	Bank of Nova Scotia (The), 8.00%, 1/27/84(d)	4,331,043
2,218,000	Bombardier, Inc., 6.00%, 2/15/28(a)	2,181,578
2,198,000	Bombardier, Inc., 7.50%, 2/1/29(a)	2,266,688
542,000	Bombardier, Inc., 7.88%, 4/15/27(a)	542,603
2,229,000	GFL Environmental, Inc., 6.75%, 1/15/31(a)	2,284,320
6,278,000	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 9/15/28(a)	5,927,217
2,337,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	2,295,355
3,204,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 7.00%, 12/31/27(a)	3,179,557
2,058,000	Primo Water Holdings, Inc., 4.38%, 4/30/29(a)	1,889,139

		24,897,500

Czech Republic — 0.64%
3,875,000	Allwyn Entertainment Financing UK Plc, 7.88%, 4/30/29(a)	4,006,362

France — 2.44%
3,665,000	Altice France SA/France, 8.13%, 2/1/27(a)	2,867,863
1,526,000	BNP Paribas SA, 7.75%, (a),(d),(e)	1,564,322
2,804,000	Iliad Holding SASU, 6.50%, 10/15/26(a)	2,774,838
2,881,000	Iliad Holding SASU, 7.00%, 10/15/28(a)	2,846,428
5,310,000	Societe Generale SA, 8.50%, (a),(d),(e)	5,283,616

		15,337,067

Germany — 2.13%
3,808,000	Cheplapharm Arzneimittel GmbH, 5.50%, 1/15/28(a)	3,640,905
4,400,000	Commerzbank AG, 7.00%, (d),(e),(f)	4,342,063
2,505,000	IHO Verwaltungs GmbH, PIK, 4.75%, 9/15/26(a)	2,436,062
3,004,000	ZF North America Capital, Inc., 4.75%, 4/29/25(a)	2,967,573

		13,386,603

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

India — 0.48%
$3,197,000	CA Magnum Holdings, 5.38%, 10/31/26(a)	$3,044,871

Israel — 0.37%
2,500,000	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	2,338,750

Italy — 0.86%
3,273,000	Telecom Italia Capital SA, 6.38%, 11/15/33	3,080,384
2,362,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	2,305,751

		5,386,135

Luxembourg — 1.87%
3,596,000	Altice Financing SA, 5.00%, 1/15/28(a)	2,957,710
1,475,000	Altice Financing SA, 5.75%, 8/15/29(a)	1,180,000
2,204,000	Altice Financing SA, 9.63%, 7/15/27(a)	2,104,820
103,000(g)	Altice France Holding SA, 4.00%, 2/15/28(f)	25,956
1,374,000	Altice France Holding SA, 10.50%, 5/15/27(a)	508,380
5,000,000	INEOS Finance Plc, 7.50%, 4/15/29(a)	5,015,625

		11,792,491

Netherlands — 1.17%
4,256,000	Sunrise HoldCo IV BV, 5.50%, 1/15/28(a)	4,090,603
1,946,000	VZ Secured Financing BV, 5.00%, 1/15/32(a)	1,671,127
1,883,000	Ziggo Bond Co. BV, 5.13%, 2/28/30(a)	1,604,022

		7,365,752

United Arab Emirates — 0.67%
4,242,000	GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC, 7.13%, 7/31/26(a)	4,237,414

United Kingdom — 5.34%
1,624,000	Ardonagh Finco Ltd., 7.75%, 2/15/31(a)	1,616,254
4,398,000	Ardonagh Group Finance Ltd., 8.88%, 2/15/32(a)	4,332,582
1,707,000	Barclays Plc, 8.00%, (d),(e)	1,713,913
3,240,000	Barclays Plc, 9.63%, (d),(e)	3,451,464
2,796,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.38%, 1/15/29(a)	2,722,574
2,502,000	Global Auto Holdings Ltd/AAG FH UK Ltd., 8.75%, 1/15/32(a)	2,421,540
2,088,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 7.25%, 2/15/31(a)	2,093,372
1,642,000	Howden UK Refinance PLC / Howden UK Refinance 2 Plc / Howden US Refinance LLC, 8.13%, 2/15/32(a)	1,654,040
1,652,000	Jaguar Land Rover Automotive Plc, 4.50%, 10/1/27(a)	1,557,010
6,141,000	Vmed O2 UK Financing I Plc, 4.75%, 7/15/31(a)	5,296,674
3,683,000	Vmed O2 UK Financing I Plc, 7.75%, 4/15/32(a)	3,684,151
3,519,000	Vodafone Group Plc, 4.13%, 6/4/81(d)	3,040,042

		33,583,616

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

United States — 71.97%
$2,945,000	Acrisure LLC / Acrisure Finance, Inc., 8.25%, 2/1/29(a)	$2,960,539
3,941,000	Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	3,842,573
1,643,000	Adient Global Holdings Ltd., 8.25%, 4/15/31(a)	1,728,847
2,253,000	ADT Security Corp. (The), 4.13%, 8/1/29(a)	2,057,723
5,542,000	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 7.50%, 3/15/26(a)	5,639,966
3,075,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	3,311,863
2,802,000	AmWINS Group, Inc., 6.38%, 2/15/29(a)	2,814,666
3,876,000	Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 4/15/30(a)	3,446,291
3,225,000	APX Group, Inc., 5.75%, 7/15/29(a)	3,100,394
2,171,000	ATI, Inc., 7.25%, 8/15/30	2,249,172
2,104,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(a)	2,036,601
3,075,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 2/15/31(a)	3,068,737
3,098,333	BCPE Ulysses Intermediate, Inc., PIK, 7.75%, 4/1/27(a)	3,067,200
3,011,000	Boost Newco Borrower LLC, 7.50%, 1/15/31(a)	3,152,928
7,534,000	Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	7,537,031
3,463,000	Bread Financial Holdings, Inc., 9.75%, 3/15/29(a)	3,601,138
5,236,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	5,170,654
2,014,000	Cablevision Lightpath LLC, 3.88%, 9/15/27(a)	1,807,511
3,651,000	Cablevision Lightpath LLC, 5.63%, 9/15/28(a)	3,053,752
3,604,000	Caesars Entertainment, Inc., 6.50%, 2/15/32(a)	3,639,339
1,301,000	Caesars Entertainment, Inc., 7.00%, 2/15/30(a)	1,335,589
7,037,000	Calpine Corp., 5.25%, 6/1/26(a)	6,965,575
5,619,000	Camelot Return Merger Sub, Inc., 8.75%, 8/1/28(a)	5,766,352
5,792,000	Carriage Services, Inc., 4.25%, 5/15/29(a)	5,138,813
4,675,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(a)	4,010,148
2,944,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 2/1/28(a)	2,741,437
1,864,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.13%, 5/1/27(a)	1,775,526
5,264,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.38%, 3/1/31(a)	5,161,483
1,241,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.38%, 4/15/27	1,220,784
1,870,000	Champions Financing, Inc., 8.75%, 2/15/29(a)	1,959,434
1,418,000	Chart Industries, Inc., 7.50%, 1/1/30(a)	1,472,782
2,603,000	Chart Industries, Inc., 9.50%, 1/1/31(a)	2,834,380
4,200,000	CHS/Community Health Systems, Inc., 10.88%, 1/15/32(a)	4,337,792
3,254,000	Churchill Downs, Inc., 6.75%, 5/1/31(a)	3,276,303
3,330,000	Citigroup, Inc., Series V, 4.70%, (d),(e)	3,257,828
2,643,000	Civitas Resources, Inc., 8.63%, 11/1/30(a)	2,837,358
2,339,000	Civitas Resources, Inc., 8.75%, 7/1/31(a)	2,504,460
6,136,000	Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	6,133,239

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$4,698,000	Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30(a)	$4,669,687
3,201,000	Cloud Software Group, Inc., 6.50%, 3/31/29(a)	3,039,646
3,014,000	Cloud Software Group, Inc., 9.00%, 9/30/29(a)	2,891,931
3,234,000	CMG Media Corp., 8.88%, 12/15/27(a)	2,125,314
4,581,000	CNX Resources Corp., 7.25%, 3/1/32(a)	4,660,986
1,990,000	Constellium SE, 5.63%, 6/15/28(a)	1,937,686
2,569,000	Coty Inc/HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 7/15/30(a)	2,606,586
2,514,000	Coty, Inc., 5.00%, 4/15/26(a)	2,475,762
2,824,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(a)	2,667,698
2,493,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 7.50%, 12/15/33(a)	2,570,438
2,500,000	CSC Holdings LLC, 5.75%, 1/15/30(a)	1,322,640
2,700,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	1,815,999
4,182,000	CSC Holdings LLC, 11.25%, 5/15/28(a)	4,147,700
9,021,000	Dealer Tire LLC / DT Issuer LLC, 8.00%, 2/1/28(a)	8,997,412
1,535,000	Directv Financing LLC, 8.88%, 2/1/30(a)	1,531,229
2,488,000	DISH DBS Corp., 5.25%, 12/1/26(a)	1,962,251
3,334,000	DISH DBS Corp., 5.75%, 12/1/28(a)	2,292,458
2,960,000	DISH Network Corp., 11.75%, 11/15/27(a)	3,023,607
4,745,000	Domtar Corp., 6.75%, 10/1/28(a)	4,320,976
6,875,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/30(a)	6,941,340
2,875,000	Esab Corp., 6.25%, 4/15/29(a)	2,890,365
3,025,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 4/1/26(a)	2,959,426
3,447,000	Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 4/1/29(a)	3,286,234
2,001,000	Ford Motor Credit Co. LLC, 2.70%, 8/10/26	1,866,071
2,404,000	Forestar Group, Inc., 3.85%, 5/15/26(a)	2,296,007
754,000	Forestar Group, Inc., 5.00%, 3/1/28(a)	725,623
4,080,000	Freedom Mortgage Corp., 12.00%, 10/1/28(a)	4,446,284
1,520,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(a)	1,555,257
2,243,000	Gap, Inc. (The), 3.63%, 10/1/29(a)	1,964,938
1,631,000	Gap, Inc. (The), 3.88%, 10/1/31(a)	1,379,505
1,248,000	Gen Digital, Inc., 6.75%, 9/30/27(a)	1,266,453
1,310,000	Gen Digital, Inc., 7.13%, 9/30/30(a)	1,345,937
1,700,000	Global Partners LP / GLP Finance Corp., 7.00%, 8/1/27	1,704,032
1,377,000	GPD Cos., Inc., 10.13%, 4/1/26(a)	1,290,176
3,938,000	Gray Television, Inc., 7.00%, 5/15/27(a)	3,666,458
2,454,000	Griffon Corp., 5.75%, 3/1/28	2,404,336
3,760,000	Hanesbrands, Inc., 9.00%, 2/15/31(a)	3,862,186
3,172,000	Herc Holdings, Inc., 5.50%, 7/15/27(a)	3,117,210
7,188,000	Hilton Domestic Operating Co., Inc., 5.88%, 4/1/29(a)	7,198,848
1,987,000	International Game Technology Plc, 4.13%, 4/15/26(a)	1,924,961
2,907,000	IRB Holding Corp., 7.00%, 6/15/25(a)	2,910,708
1,826,000	Iron Mountain, Inc., REIT, 5.25%, 7/15/30(a)	1,727,341
5,381,000	ITT Holdings LLC, 6.50%, 8/1/29(a)	4,913,520
2,108,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 5.00%, 8/15/28(a)	1,939,168
4,026,000	Kaiser Aluminum Corp., 4.63%, 3/1/28(a)	3,784,013

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$3,100,000	KeyBank NA, Series BKNt, (SOFR Index + 0.320%), 5.68%, 6/14/24(h)	$3,095,922
870,000	KeyBank NA, 6.95%, 2/1/28	893,291
4,252,000	LBM Acquisition LLC, 6.25%, 1/15/29(a)	3,987,410
2,245,000	LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,096,347
1,085,000	Level 3 Financing, Inc., 4.63%, 9/15/27(a)	719,661
3,422,000	Level 3 Financing, Inc., 10.50%, 5/15/30(a)	3,532,500
2,828,000	LifePoint Health, Inc., 9.88%, 8/15/30(a)	2,958,001
4,772,000	LifePoint Health, Inc., 11.00%, 10/15/30(a)	5,101,059
1,471,000	Macy’s Retail Holdings LLC, 5.88%, 3/15/30(a)	1,430,601
2,274,000	Macy’s Retail Holdings LLC, 6.13%, 3/15/32(a)	2,204,808
4,518,000	McAfee Corp., 7.38%, 2/15/30(a)	4,168,462
2,998,000	Medline Borrower LP, 3.88%, 4/1/29(a)	2,728,914
2,513,000	Nationstar Mortgage Holdings, Inc., 5.00%, 2/1/26(a)	2,459,221
1,564,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27(a)	1,544,535
2,064,000	Nationstar Mortgage Holdings, Inc., 7.13%, 2/1/32(a)	2,049,059
5,563,000	Neptune Bidco US, Inc., 9.29%, 4/15/29(a)	5,263,306
8,119,000	NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	7,686,600
1,966,000	New Home Co., Inc. (The), 9.25%, 10/1/29(a)	1,974,023
1,988,000	NextEra Energy Operating Partners LP, 7.25%, 1/15/29(a)	2,036,328
3,366,000	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.38%, 2/15/32(a)	3,451,531
2,349,000	NuStar Logistics LP, 5.75%, 10/1/25	2,339,166
1,388,000	NuStar Logistics LP, 6.38%, 10/1/30	1,400,691
4,268,000	OneMain Finance Corp., 9.00%, 1/15/29	4,527,996
2,700,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31(a)	2,391,155
2,907,000	OT Merger Corp., 7.88%, 10/15/29(a)	2,092,313
2,389,000	Panther Escrow Issuer LLC, 7.13%, 6/1/31(a)	2,431,622
3,104,000	Paramount Global, 6.38%, 3/30/62(d)	2,863,060
3,233,000	Pike Corp., 5.50%, 9/1/28(a)	3,091,728
1,205,000	Pike Corp., 8.63%, 1/31/31(a)	1,281,368
6,718,000	Prairie Acquiror LP, 9.00%, 8/1/29(a)	6,932,438
179,000	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.25%, 4/15/24(a)	178,709
1,843,000	Railworks Holdings LP / Railworks Rally, Inc., 8.25%, 11/15/28(a)	1,831,647
3,528,000	Rand Parent LLC, 8.50%, 2/15/30(a)	3,490,653
966,000	Realogy Group LLC / Realogy Co-Issuer Corp., 5.75%, 1/15/29(a)	684,410
2,269,000	Royal Caribbean Cruises Ltd., 6.25%, 3/15/32(a)	2,288,964
4,304,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 3/1/30(a)	4,162,082
2,878,000	Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	2,092,670
3,932,000	Sirius XM Radio, Inc., 4.00%, 7/15/28(a)	3,597,776
3,953,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(a)	3,864,277
2,827,000	Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	3,020,660
6,165,000	Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	6,117,855

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 2,901,000	Sprint LLC, 7.13%, 6/15/24	$2,907,719
3,842,000	Standard Industries, Inc., 5.00%, 2/15/27(a)	3,727,324
2,772,000	Summer BC Bidco B LLC, 5.50%, 10/31/26(a)	2,674,824
2,349,000	Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 1/15/31(a)	2,440,635
968,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 3/1/27(a)	952,878
1,211,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(a)	1,149,938
2,654,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 2/15/29(a)	2,669,150
3,187,000	Tapestry, Inc., 7.05%, 11/27/25	3,253,265
2,022,000	Tenet Healthcare Corp., 6.13%, 10/1/28	2,014,597
2,040,000	Tenneco, Inc., 8.00%, 11/17/28(a)	1,861,139
3,728,000	TransDigm, Inc., 6.38%, 3/1/29(a)	3,739,391
3,095,000	TransDigm, Inc., 6.75%, 8/15/28(a)	3,140,370
3,157,000	U.S. Cellular Corp., 6.70%, 12/15/33	3,093,741
3,182,000	U.S. Foods, Inc., 6.88%, 9/15/28(a)	3,260,002
2,013,000	UKG, Inc., 6.88%, 2/1/31(a)	2,051,257
2,692,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, REIT, 10.50%, 2/15/28(a)	2,792,544
2,930,000	Univision Communications, Inc., 6.63%, 6/1/27(a)	2,867,988
4,183,000	USA Compression Partners LP / USA Compression Finance Corp., 7.13%, 3/15/29(a)	4,230,377
539,000	Venture Global LNG, Inc., 8.13%, 6/1/28(a)	549,911
5,200,000	Viasat, Inc., 7.50%, 5/30/31(a)	3,774,083
3,807,000	Vital Energy, Inc., 7.88%, 4/15/32(a)	3,870,206
372,649	Voyager Aviation Holdings LLC, 8.50%, 5/9/26(a),(b),(i)	260,854
4,746,000	Waste Pro USA, Inc., 5.50%, 2/15/26(a)	4,676,065
3,132,000	White Cap Parent LLC, PIK, 8.25%, 3/15/26(a)	3,128,784
4,981,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.13%, 2/15/31(a)	5,156,275

		452,748,747

Total Corporate Bonds		592,161,999

(Cost $584,725,128)

U.S. Treasury Obligations — 2.96%
United States — 2.96%
18,203,200	U.S. Treasury Notes, 4.50%, 11/15/33	18,615,616

Total U.S. Treasury Obligations		18,615,616

(Cost $18,792,146)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value

Preferred Stocks — 0.80%
United States — 0.80%
200,000	Synchrony Financial, Series B(d),(e)	$5,002,000

Total Preferred Stocks		5,002,000

(Cost $5,000,000)

Common Stocks — 0.00%
United Kingdom — 0.00%
12,023	AVTCAP WARR*	3,286

United States — 0.00%
70,137	Quintis Ltd.*,(b),(c)	1
1,445	Voyager Aviation Holdings LLC*,(b),(c),(j)	14
241	Voyager Aviation Holdings LLC*,(b),(c),(j)	0
12,785	W R Grace & Co.*,(b),(c),(j)	0

		15

Total Common Stocks		3,301

(Cost $2)

Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*,(j)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 2.74%
17,255,823	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (k)	17,255,823

Total Investment Company		17,255,823

(Cost $17,255,823)

Total Investments		$633,038,739
(Cost $625,773,099) — 100.63%

Liabilities in excess of other assets — (0.63)%		(3,961,141)

NET ASSETS — 100.00%		$629,077,598

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Perpetual security with no stated maturity date.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Principal amount denoted in Euros.
(h)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2024.
(i)	Issuer filed for bankruptcy and/or is in default of interest payments.
(j)	Security delisted or issuer in bankruptcy.
(k)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2024 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	18.37%
Consumer, Cyclical	18.34%
Consumer, Non-cyclical	13.96%
Financial	13.18%
Industrial	12.08%
Energy	7.84%
Basic Materials	4.63%
Technology	3.61%
U.S. Treasury Obligations	2.96%
Utilities	2.12%
Preferred Stocks	0.80%
Common Stocks	0.00%
Other*	2.11%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund

March 31, 2024 (Unaudited)

Principal Amount		Value

Corporate Bonds — 56.83%
Australia — 1.15%
$ 249,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$255,632
146,000	Macquarie Group Ltd., 6.26%, 12/7/34(a),(b)	153,281
160,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	139,681

		548,594

Bermuda — 0.95%
458,000	Triton Container International Ltd., 1.15%, 6/7/24(a)	453,251

Brazil — 0.43%
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	205,235

Canada — 1.89%
100,000(d)	Alimentation Couche-Tard, Inc., 3.65%, 5/12/31(a)	108,100
100,000(d)	Alimentation Couche-Tard, Inc., 4.01%, 2/12/36(a)	108,421
190,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(b)	171,845
290,000	Bank of Nova Scotia (The), 8.00%, 1/27/84(b)	295,252
200,000	Enbridge, Inc., 8.50%, 1/15/84(b)	217,250

		900,868

Chile — 1.73%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	198,645
410,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	423,440
200,000	Inversiones CMPC SA, 6.13%, 2/26/34(a)	203,299

		825,384

France — 2.55%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	197,814
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	188,181
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	118,510
100,000(f)	Electricite de France SA, EMTN, 6.00%, (b),(c),(e)	122,893
380,000	Societe Generale SA, 8.50%, (a),(b),(e)	378,112
200,000	Societe Generale SA, 9.38%, (a),(b),(e)	207,553

		1,213,063

Germany — 1.67%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	212,601
200,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	189,895
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	187,467
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	205,463

		795,426

Hong Kong — 0.78%
374,000	AIA Group Ltd., 5.38%, 4/5/34(a)	374,133

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Ireland — 3.25%
$ 220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	$214,526
200,000	AIB Group Plc, 5.87%, 3/28/35(a),(b)	200,270
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(b)	208,295
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	148,747
380,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	377,879
200,000	Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(a)	199,970
200,000	Smurfit Kappa Treasury ULC, 5.78%, 4/3/54(a)	200,720

		1,550,407

Italy — 2.29%
250,000(d)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(c),(e)	257,927
230,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(a)	238,711
204,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(b)	228,002
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	169,241
200,000(d)	UniCredit SpA, EMTN, 4.45%, (b),(c),(e)	198,655

		1,092,536

Japan — 1.50%
267,000	Nomura Holdings, Inc., 2.61%, 7/14/31	221,982
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	202,360
80,000	Nomura Holdings, Inc., 6.18%, 1/18/33	84,866
210,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	203,885

		713,093

Mexico — 0.45%
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	216,250

Nigeria — 0.90%
440,000	African Development Bank, 5.75%, (b),(e)	428,780

Norway — 0.71%
300,000	Var Energi ASA, 8.00%, 11/15/32(a)	336,979

Spain — 1.73%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	208,640
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.03%, 3/13/35(b)	202,929
200,000	Banco Bilbao Vizcaya Argentaria SA, Series 9, 6.50%, (b),(e)	197,917
200,000	CaixaBank SA, 6.84%, 9/13/34(a),(b)	213,870

		823,356

Switzerland — 0.64%
250,000	UBS Group AG, 9.02%, 11/15/33(a),(b)	303,269

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

United Kingdom — 1.87%
$ 200,000	Ashtead Capital, Inc., 5.80%, 4/15/34(a)	$199,865
200,000(f)	Barclays Plc, 7.13%, (b),(e)	247,949
180,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	182,845
250,000	Standard Chartered Plc, 6.10%, 1/11/35(a),(b)	257,990

		888,649

United States — 32.34%
160,000	AGCO Corp., 5.80%, 3/21/34	162,006
153,000	Aircastle Ltd., 2.85%, 1/26/28(a)	137,335
190,000	Ally Financial, Inc., 6.99%, 6/13/29(b)	197,232
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	207,730
230,000	Bank of America Corp., 4.57%, 4/27/33(b)	218,424
220,000	Bank of America Corp., 5.47%, 1/23/35(b)	221,624
175,000	Bank of America Corp., Series U, (Term SOFR 3M + 3.397%), 8.74%, (e),(g)	175,150
200,000	Bayer US Finance LLC, 6.13%, 11/21/26(a)	201,728
210,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	214,620
140,000	Berry Global, Inc., 5.65%, 1/15/34(a)	139,272
280,000	Boardwalk Pipelines LP, 5.63%, 8/1/34	279,824
321,000	Broadcom, Inc., 4.93%, 5/15/37(a)	304,439
41,000	Capital One Financial Corp., 6.05%, 2/1/35(b)	41,771
170,000	Capital One Financial Corp., 7.62%, 10/30/31(b)	187,780
223,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	132,245
230,000	Cheniere Energy, Inc., 5.65%, 4/15/34(a)	231,458
220,000	Citigroup, Inc., 3.06%, 1/25/33(b)	186,706
245,000	Citigroup, Inc., Series V, 4.70%, (b),(e)	239,690
250,000	Citizens Bank NA, 4.58%, 8/9/28(b)	239,178
180,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	152,001
160,000	Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(a)	163,543
167,000	Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(a)	173,108
203,000	Comerica, Inc., 4.00%, 2/1/29	186,198
150,000	Comerica, Inc., 5.98%, 1/30/30(b)	148,284
140,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	154,348
185,000	Continental Resources, Inc., 4.90%, 6/1/44	153,828
200,000	Discover Financial Services, 7.96%, 11/2/34(b)	226,547
69,000	Energy Transfer LP, 6.25%, 4/15/49	70,852
220,000	Energy Transfer LP, 6.55%, 12/1/33	235,756
188,000	Energy Transfer LP, 8.00%, 5/15/54(b)	196,559
150,000	Essential Utilities, Inc., 5.30%, 5/1/52	140,557
139,000	Fifth Third Bancorp, 5.63%, 1/29/32(b)	139,208
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	123,126
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	215,126
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	400,126
220,000	Fox Corp., 6.50%, 10/13/33	232,829
133,000	General Motors Co., 5.40%, 4/1/48	121,892
150,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	154,076

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 120,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	$123,114
140,000	Global Payments, Inc., 5.95%, 8/15/52	139,675
276,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(b)	226,246
140,000	Humana, Inc., 5.75%, 4/15/54	140,880
139,000	Intel Corp., 5.70%, 2/10/53	143,862
119,000	Jones Lang LaSalle, Inc., 6.88%, 12/1/28	125,949
250,000	KeyBank NA, 4.39%, 12/14/27	235,963
250,000	KeyBank NA, 5.85%, 11/15/27	247,683
240,000	KeyCorp, 6.40%, 3/6/35(b)	245,328
200,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	153,337
410,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	414,240
131,000	LKQ Corp., 6.25%, 6/15/33	136,372
138,000(d)	LKQ Dutch Bond BV, 4.13%, 3/13/31	150,929
164,000	M&T Bank Corp., 5.05%, 1/27/34(b)	152,481
160,000	M&T Bank Corp., 6.08%, 3/13/32(b)	159,761
130,000	M&T Bank Corp., 7.41%, 10/30/29(b)	137,134
191,000	Micron Technology, Inc., 5.88%, 9/15/33	197,901
396,000	Morgan Stanley, 2.48%, 9/16/36(b)	313,016
210,000	Morgan Stanley, GMTN, 5.25%, 4/21/34(b)	208,069
200,000	Newmark Group, Inc., 7.50%, 1/12/29(a)	205,642
180,000	Oracle Corp., 4.10%, 3/25/61	134,764
166,000	Ovintiv, Inc., 6.25%, 7/15/33	172,493
155,000	Paramount Global, 5.85%, 9/1/43	125,460
289,000	Paramount Global, 6.38%, 3/30/62(b)	266,567
170,000	Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	166,285
150,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	153,518
150,000	Radian Group, Inc., 6.20%, 5/15/29	152,188
164,000	Solventum Corp., 5.45%, 2/25/27(a)	164,557
313,000	Solventum Corp., 5.60%, 3/23/34(a)	313,987
253,000	Solventum Corp., 5.90%, 4/30/54(a)	252,572
147,000	Tapestry, Inc., 7.70%, 11/27/30	156,844
140,000	Tapestry, Inc., 7.85%, 11/27/33	151,991
180,000	Truist Financial Corp., MTN, 5.71%, 1/24/35(b)	180,834
260,000	U.S. Cellular Corp., 6.70%, 12/15/33	254,790
140,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	127,096
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	166,004
196,000	Viatris, Inc., 4.00%, 6/22/50	134,841
170,000	VICI Properties LP, REIT, 4.95%, 2/15/30	164,490
150,000	VICI Properties LP, REIT, 5.75%, 4/1/34	148,567
100,000	VICI Properties LP, REIT, 6.13%, 4/1/54	98,336
166,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	152,862
188,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	161,281

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 410,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	$340,459
300,000	Wells Fargo & Co., 5.39%, 4/24/34(b)	297,752

		15,402,296

Total Corporate Bonds		27,071,569

(Cost $27,130,423)

U.S. Government Agency Backed Mortgages — 21.88%
United States — 21.88%
675,000	Fannie Mae, (TBA), 4.00%, 4/1/54	625,211
725,000	Fannie Mae, (TBA), 3.00%, 4/1/54	624,068
875,000	Fannie Mae, (TBA), 3.50%, 4/1/54	783,429
2,650,000	Fannie Mae, 2.50%, 4/1/54	2,191,783
3,425,000	Fannie Mae, 2.00%, 4/1/54	2,711,877
870,603	Fannie Mae, Pool #BT8271, 4.00%, 7/1/52	806,210
190,548	Fannie Mae, Pool #CB4766, 5.00%, 9/1/52	187,171
559,889	Fannie Mae, Pool #CB4768, 5.00%, 9/1/52	553,306
221,164	Fannie Mae, Pool #BT7932, 5.50%, 10/1/52	222,728
431,997	Fannie Mae, Pool #CB5344, 6.50%, 12/1/52	446,715
98,108	Fannie Mae, Pool #CB4969, 5.50%, 10/1/52	98,781
568,553	Fannie Mae, Pool #CB7160, 6.50%, 9/1/53	580,305
435,149	Freddie Mac, Pool #RA7718, 4.50%, 7/1/52	415,340
171,978	Freddie Mac, Pool #QF4133, 6.00%, 11/1/52	176,159

		10,423,083

Total U.S. Government Agency Backed Mortgages		10,423,083

(Cost $10,586,420)

Shares
Collateralized Mortgage Obligations — 12.41%
United States — 12.41%
312,772	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.84%, 10/15/38(a),(h)	309,375
210,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.87%, 10/15/36(a),(h)	207,208
300,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.21%, 6/15/27(a),(h)	300,763
206,686	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.16%, 4/15/37(a),(h)	206,273
100,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 7.12%, 1/25/44(a),(h)	100,081
225,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.12%, 2/25/44(a),(h)	225,160
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.22%, 12/25/41(a),(h)	208,392
165,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.82%, 10/25/43(a),(h)	169,184
100,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.02%, 7/25/43(a),(h)	103,367

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value

$ 88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.42%, 3/25/42(a),(h)	$91,454
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.87%, 5/25/43(a),(h)	388,324
526,504	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a),(i)	512,414
332,371	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.32%, 5/25/43(a),(h)	335,542
104,833	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.100%), 7.42%, 3/25/43(a),(h)	106,724
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.72%, 2/25/42(a),(h)	467,933
550,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.67%, 6/25/43(a),(h)	582,287
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.59%, 10/15/36(a),(h)	244,978
242,796	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(i)	223,248
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.28%, 1/15/39(a),(h)	392,961
400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(i)	366,537
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(i)	370,068

		5,912,273

Total Collateralized Mortgage Obligations		5,912,273

(Cost $5,951,038)

Principal Amount

Bank Loans — 7.36%
Ireland — 1.05%
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (Term SOFR 3M + 2.00%), 7.61%, 11/6/28(h)	500,730

United States — 6.31%
390,960	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 7.33%, 6/22/28(h)	390,920
440,000	Belron Finance US LLC, (Term SOFR 1M + 2.11%), 7.58%, 4/28/28(h)	440,000
438,900	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 7.33%, 12/9/30(h)	434,375
139,316	Citadel Securities LP, (Term SOFR 1M + 2.25%), 7.58%, 7/29/30(h)	139,133
296,599	Entegris, Inc., (Term SOFR 3M + 2.50%), 7.85%, 7/6/29(h)	296,638
400,000	Hilton Domestic Operating Co, Inc, (Term SOFR 1M + 2.10%), 7.43%, 11/8/30(h)	400,592

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 440,000	Summit Materials LLC, (Term SOFR 1M + 2.50%), 7.83%, 1/12/29(h)	$441,870
460,000	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 7.08%, 2/14/31(h)	460,865

		3,004,393

Total Bank Loans		3,505,123

(Cost $3,502,967)

Shares

Asset Backed Securities — 7.04%
United States — 7.04%
280,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.00%, 7/15/30	279,811
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	501,204
350,000	Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84%, 6/17/30	349,498
450,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	451,244
185,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	186,933
300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	299,891
172,047	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	157,824
425,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	423,658
200,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, 11/15/30	200,745
500,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.04%, 4/15/30(a)	500,025

		3,350,833

Total Asset Backed Securities		3,350,833

(Cost $3,361,543)

Preferred Stocks — 1.91%
United States — 1.91%
36,400	Synchrony Financial, Series B(e)	910,364

Total Preferred Stocks		910,364

(Cost $910,000)

Principal Amount

Foreign Government Bonds — 1.89%
Mexico — 1.45%
9,930,000(j)	Mexican Bonos, Series M, 8.50%, 3/1/29	577,852
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	109,835

		687,687

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Romania — 0.44%
$ 190,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	$210,561

Total Foreign Government Bonds		898,248

(Cost $873,952)

Shares

Investment Company — 2.50%
1,189,550	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (k)	1,189,550

Total Investment Company		1,189,550

(Cost $1,189,550)

Total Investments		$53,261,043
(Cost $53,505,893)(l) — 111.82%

Liabilities in excess of other assets — (11.82)%		(5,629,004)

NET ASSETS — 100.00%		$47,632,039

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Principal amount denoted in Euros.

(e)	Perpetual security with no stated maturity date.

(f)	Principal amount denoted in British Pounds.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2024.

(h)	Floating rate note. Rate shown is as of report date.

(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)	Principal amount denoted in Mexican peso.

(k)	Affiliated investment.

(l)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Foreign currency exchange contracts as of March 31, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	220,000	CHF	205,830	Citibank N.A.	4/17/24	$8,811
EUR	700,000	USD	753,218	Citibank N.A.	4/17/24	2,563
EUR	209,104	CHF	194,059	Citibank N.A.	4/17/24	10,126
JPY	2,631,245	EUR	16,111	Citibank N.A.	4/17/24	38
MXN	1,986,910	USD	115,103	Citibank N.A.	4/17/24	4,056
USD	3,792,493	EUR	3,450,629	Citibank N.A.	4/17/24	66,895
USD	903,947	GBP	709,642	Citibank N.A.	4/17/24	8,176
USD	23,750	JPY	3,580,337	Citibank N.A.	4/17/24	29
USD	360,000	JPY	53,911,980	Citibank N.A.	4/17/24	2,811

						$103,505
CHF	422,921	EUR	440,000	Citibank N.A.	4/17/24	$(5,107)
EUR	23,484	CHF	23,032	Citibank N.A.	4/17/24	(238)
EUR	143,079	GBP	122,758	Citibank N.A.	4/17/24	(475)
EUR	183,372	GBP	158,218	Citibank N.A.	4/17/24	(1,731)
JPY	104,737,750	EUR	650,000	Citibank N.A.	4/17/24	(7,866)
JPY	28,366,117	USD	197,962	Citibank N.A.	4/17/24	(10,025)
JPY	29,126,200	USD	200,000	Citibank N.A.	4/17/24	(7,027)
USD	240,000	EUR	223,621	Citibank N.A.	4/17/24	(1,440)
USD	659,356	MXN	11,311,639	Citibank N.A.	4/17/24	(19,023)
USD	197,220	MXN	3,419,646	Citibank N.A.	4/17/24	(7,863)
USD	42,780	MXN	742,085	Citibank N.A.	4/17/24	(1,724)
USD	241,305	EUR	223,686	Citibank N.A.	4/17/24	(206)

						$(62,725)

Total						$40,780

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Financial futures contracts as of March 31, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse

10 Year U.S. Treasury Note	42	June 2024	$14,407	USD	$4,653,469	Morgan Stanley & Co. LLC
2 Year U.S. Treasury Note	28	June 2024	(8,849)	USD	5,725,563	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	11	June 2024	14,936	USD	1,324,813	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	9	June 2024	11,237	USD	1,161,000	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	26	June 2024	(1,205)	USD	2,782,406	Morgan Stanley & Co. LLC
EURO-SCHATZ FUT	2	June 2024	45	EUR	228,069	Morgan Stanley & Co. LLC

Total			$30,571

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse

10 Year Euro-Bund	4	June 2024	$(4,681)	EUR	$575,588	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	68	June 2024	(26,947)	USD	7,793,438	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	June 2024	(2,785)	EUR	146,508	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	6	June 2024	(3,113)	EUR	765,444	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	June 2024	(1,693)	EUR	128,394	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	2	June 2024	(420)	JPY	1,927,335	Morgan Stanley & Co. LLC
Long Gilt Future	17	June 2024	(52,314)	GBP	2,144,368	Morgan Stanley & Co. LLC

Total			$(91,953)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Interest rate swaps as of March 31, 2024:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value

1.12%	JPY-BNPLDN	Yearly	Morgan Stanley & Co. LLC	10/30/33	JPY 260,000	$(58)	$(56,034)	$(56,092)

Total						$(58)	$(56,034)	$(56,092)

Credit default swaps buy protection as of March 31, 2024:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value

1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	8,540	$(194,354)	$(1,402)	$(195,755)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	7,726	(176,011)	(1,086)	(177,097)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	2,439	(55,507)	(400)	(55,907)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	6,788	(153,198)	(2,397)	(155,596)

Total							$(579,070)	$(5,285)	$(584,355)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CHF - Swiss Franc

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

TBA - To-be-announced

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Core Plus Bond Fund (cont.)

March 31, 2024 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financial	29.91%
U.S. Government Agency Backed Mortgages	21.88%
Collateralized Mortgage Obligations	12.41%
Consumer, Non-cyclical	7.84%
Asset Backed Securities	7.04%
Energy	5.65%
Consumer, Cyclical	4.64%
Technology	3.85%
Industrial	3.38%
Utilities	3.26%
Communications	3.03%
Preferred Stocks	1.91%
Foreign Government Bonds	1.89%
Basic Materials	1.73%
Government	0.90%
Other*	(9.32)%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund

March 31, 2024 (Unaudited)

Principal Amount		Value

Corporate Bonds — 54.95%
Australia — 1.13%
$ 298,000	CIMIC Finance USA Pty Ltd., 7.00%, 3/25/34(a)	$305,937
179,000	Macquarie Group Ltd., 6.26%, 12/7/34(a),(b)	187,926
180,000	Santos Finance Ltd., 3.65%, 4/29/31(c)	157,141

		651,004

Bermuda — 0.92%
536,000	Triton Container International Ltd., 1.15%, 6/7/24(a)	530,442

Brazil — 0.36%
200,000	Raizen Fuels Finance SA, 6.45%, 3/5/34(a)	205,235

Canada — 1.77%
100,000(d)	Alimentation Couche-Tard, Inc., 3.65%, 5/12/31(a)	108,100
100,000(d)	Alimentation Couche-Tard, Inc., 4.01%, 2/12/36(a)	108,421
215,000	Bank of Nova Scotia (The), 4.59%, 5/4/37(b)	194,457
350,000	Bank of Nova Scotia (The), 8.00%, 1/27/84(b)	356,339
230,000	Enbridge, Inc., 8.50%, 1/15/84(b)	249,837

		1,017,154

Chile — 1.56%
200,000	Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53(a)	198,645
480,000	Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36(a)	495,735
200,000	Inversiones CMPC SA, 6.13%, 2/26/34(a)	203,299

		897,679

France — 2.33%
200,000(d)	Electricite de France SA, 3.00%, (b),(c),(e)	197,814
200,000(d)	Electricite de France SA, 3.38%, (b),(c),(e)	188,182
100,000(f)	Electricite de France SA, EMTN, 5.88%, (b),(c),(e)	118,510
200,000(f)	Electricite de France SA, EMTN, 6.00%, (b),(c),(e)	245,785
380,000	Societe Generale SA, 8.50%, (a),(b),(e)	378,112
200,000	Societe Generale SA, 9.38%, (a),(b),(e)	207,553

		1,335,956

Germany — 1.55%
200,000(d)	Commerzbank AG, 6.13%, (b),(c),(e)	212,601
300,000(d)	Deutsche Bank AG, EMTN, 1.75%, 11/19/30(b),(c)	284,842
200,000	Deutsche Bank AG, 4.88%, 12/1/32(b)	187,467
200,000(d)	Deutsche Bank AG, 6.75%, (b),(c),(e)	205,463

		890,373

Hong Kong — 0.80%
456,000	AIA Group Ltd., 5.38%, 4/5/34(a)	456,162

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

Ireland — 2.90%
$ 220,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.63%, 10/15/27	$214,526
216,000	AIB Group Plc, 5.87%, 3/28/35(a),(b)	216,291
200,000	AIB Group Plc, 6.61%, 9/13/29(a),(b)	208,295
160,000	Avolon Holdings Funding Ltd., 3.25%, 2/15/27(a)	148,748
450,000	Avolon Holdings Funding Ltd., 5.75%, 3/1/29(a)	447,488
200,000	Smurfit Kappa Treasury ULC, 5.44%, 4/3/34(a)	199,970
230,000	Smurfit Kappa Treasury ULC, 5.78%, 4/3/54(a)	230,828

		1,666,146

Italy — 2.01%
250,000(d)	Intesa Sanpaolo SpA, EMTN, 5.50%, (b),(c),(e)	257,928
260,000	Intesa Sanpaolo SpA, 6.63%, 6/20/33(a)	269,847
231,000	Intesa Sanpaolo SpA, 8.25%, 11/21/33(a),(b)	258,178
200,000	UniCredit SpA, 3.13%, 6/3/32(a),(b)	169,241
200,000(d)	UniCredit SpA, EMTN, 4.45%, (b),(c),(e)	198,655

		1,153,849

Japan — 1.40%
267,000	Nomura Holdings, Inc., 2.61%, 7/14/31	221,982
200,000	Nomura Holdings, Inc., 5.61%, 7/6/29	202,360
120,000	Nomura Holdings, Inc., 6.18%, 1/18/33	127,299
260,000	Renesas Electronics Corp., 1.54%, 11/26/24(a)	252,429

		804,070

Mexico — 0.38%
200,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 2/15/39(a)	216,250

Nigeria — 0.88%
520,000	African Development Bank, 5.75%, (b),(e)	506,739

Norway — 0.74%
380,000	Var Energi ASA, 8.00%, 11/15/32(a)	426,840

Spain — 1.45%
200,000(d)	Abertis Infraestructuras Finance BV, 3.25%, (b),(c),(e)	208,640
200,000	Banco Bilbao Vizcaya Argentaria SA, 6.03%, 3/13/35(b)	202,929
200,000	Banco Bilbao Vizcaya Argentaria SA, Series 9, 6.50%, (b),(e)	197,918
210,000	CaixaBank SA, 6.84%, 9/13/34(a),(b)	224,563

		834,050

Switzerland — 0.53%
250,000	UBS Group AG, 9.02%, 11/15/33(a),(b)	303,269

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

United Kingdom — 1.80%
$ 250,000	Ashtead Capital, Inc., 5.80%, 4/15/34(a)	$249,831
200,000(f)	Barclays Plc, 7.13%, (b),(e)	247,949
220,000	Macquarie Airfinance Holdings Ltd., 6.40%, 3/26/29(a)	223,477
300,000	Standard Chartered Plc, 6.10%, 1/11/35(a),(b)	309,588

		1,030,845

United States — 32.44%
200,000	AGCO Corp., 5.80%, 3/21/34	202,508
184,000	Aircastle Ltd., 2.85%, 1/26/28(a)	165,161
210,000	Ally Financial, Inc., 6.99%, 6/13/29(b)	217,994
260,000	Bank of America Corp., 2.48%, 9/21/36(b)	207,730
250,000	Bank of America Corp., 4.57%, 4/27/33(b)	237,417
260,000	Bank of America Corp., 5.47%, 1/23/35(b)	261,919
195,000	Bank of America Corp., Series U, (Term SOFR 3M + 3.397%), 8.74%, (e),(g)	195,168
200,000	Bayer US Finance LLC, 6.13%, 11/21/26(a)	201,728
270,000	Bayer US Finance LLC, 6.38%, 11/21/30(a)	275,940
180,000	Berry Global, Inc., 5.65%, 1/15/34(a)	179,064
330,000	Boardwalk Pipelines LP, 5.63%, 8/1/34	329,793
375,000	Broadcom, Inc., 4.93%, 5/15/37(a)	355,653
50,000	Capital One Financial Corp., 6.05%, 2/1/35(b)	50,941
220,000	Capital One Financial Corp., 7.62%, 10/30/31(b)	243,009
250,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.85%, 4/1/61	148,257
280,000	Cheniere Energy, Inc., 5.65%, 4/15/34(a)	281,775
220,000	Citigroup, Inc., 3.06%, 1/25/33(b)	186,706
296,000	Citigroup, Inc., Series V, 4.70%, (b),(e)	289,585
250,000	Citizens Bank NA, 4.58%, 8/9/28(b)	239,178
207,000	Citizens Financial Group, Inc., 2.50%, 2/6/30	174,801
187,000	Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(a)	191,141
200,000	Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(a)	207,315
234,000	Comerica, Inc., 4.00%, 2/1/29	214,632
190,000	Comerica, Inc., 5.98%, 1/30/30(b)	187,827
170,000	Constellation Energy Generation LLC, 6.50%, 10/1/53	187,422
208,000	Continental Resources, Inc., 4.90%, 6/1/44	172,953
260,000	Discover Financial Services, 7.96%, 11/2/34(b)	294,510
83,000	Energy Transfer LP, 6.25%, 4/15/49	85,228
260,000	Energy Transfer LP, 6.55%, 12/1/33	278,620
226,000	Energy Transfer LP, 8.00%, 5/15/54(b)	236,289
160,000	Essential Utilities, Inc., 5.30%, 5/1/52	149,928
157,000	Fifth Third Bancorp, 5.63%, 1/29/32(b)	157,235
170,000	Flex Intermediate Holdco LLC, 4.32%, 12/30/39(a)	123,126
200,000	Ford Motor Credit Co. LLC, 7.12%, 11/7/33	215,126
400,000	Foundry JV Holdco LLC, 5.88%, 1/25/34(a)	400,126
260,000	Fox Corp., 6.50%, 10/13/33	275,162
155,000	General Motors Co., 5.40%, 4/1/48	142,055
180,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	184,891

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 160,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	$164,152
175,000	Global Payments, Inc., 5.95%, 8/15/52	174,594
324,000	Goldman Sachs Group, Inc. (The), 2.38%, 7/21/32(b)	265,593
170,000	Humana, Inc., 5.75%, 4/15/54	171,068
170,000	Intel Corp., 5.70%, 2/10/53	175,946
150,000	Jones Lang LaSalle, Inc., 6.88%, 12/1/28	158,759
250,000	KeyBank NA, 4.39%, 12/14/27	235,963
250,000	KeyBank NA, 5.85%, 11/15/27	247,683
290,000	KeyCorp, 6.40%, 3/6/35(b)	296,438
300,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	230,005
488,000	Liberty Utilities Co., 5.87%, 1/31/34(a)	493,047
157,000	LKQ Corp., 6.25%, 6/15/33	163,438
167,000(d)	LKQ Dutch Bond BV, 4.13%, 3/13/31	182,646
186,000	M&T Bank Corp., 5.05%, 1/27/34(b)	172,935
200,000	M&T Bank Corp., 6.08%, 3/13/32(b)	199,701
150,000	M&T Bank Corp., 7.41%, 10/30/29(b)	158,232
240,000	Micron Technology, Inc., 5.88%, 9/15/33	248,671
414,000	Morgan Stanley, 2.48%, 9/16/36(b)	327,244
240,000	Morgan Stanley, GMTN, 5.25%, 4/21/34(b)	237,793
240,000	Newmark Group, Inc., 7.50%, 1/12/29(a)	246,771
600,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	602,705
215,000	Oracle Corp., 4.10%, 3/25/61	160,968
209,000	Ovintiv, Inc., 6.25%, 7/15/33	217,175
186,000	Paramount Global, 5.85%, 9/1/43	150,552
336,000	Paramount Global, 6.38%, 3/30/62(b)	309,919
210,000	Pfizer Investment Enterprises Pte Ltd., 5.34%, 5/19/63	205,411
190,000	Pilgrim’s Pride Corp., 6.25%, 7/1/33	194,457
170,000	Radian Group, Inc., 6.20%, 5/15/29	172,479
199,000	Solventum Corp., 5.45%, 2/25/27(a)	199,676
378,000	Solventum Corp., 5.60%, 3/23/34(a)	379,192
307,000	Solventum Corp., 5.90%, 4/30/54(a)	306,480
186,000	Tapestry, Inc., 7.70%, 11/27/30	198,455
170,000	Tapestry, Inc., 7.85%, 11/27/33	184,560
220,000	Truist Financial Corp., MTN, 5.71%, 1/24/35(b)	221,020
300,000	U.S. Cellular Corp., 6.70%, 12/15/33	293,989
240,000(d)	Upjohn Finance BV, 1.91%, 6/23/32(c)	217,879
200,000	Utah Acquisition Sub, Inc., 5.25%, 6/15/46	166,004
221,000	Viatris, Inc., 4.00%, 6/22/50	152,040
180,000	VICI Properties LP, REIT, 4.95%, 2/15/30	174,166
180,000	VICI Properties LP, REIT, 5.75%, 4/1/34	178,280
120,000	VICI Properties LP, REIT, 6.13%, 4/1/54	118,003
198,000	VICI Properties LP / VICI Note Co., Inc., REIT, 3.88%, 2/15/29(a)	182,329
212,000	Warnermedia Holdings, Inc., 5.05%, 3/15/42	181,871

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$500,000	Warnermedia Holdings, Inc., 5.14%, 3/15/52	$415,194
340,000	Wells Fargo & Co., 5.39%, 4/24/34(b)	337,452

		18,618,848

Total Corporate Bonds		31,544,911

(Cost $31,544,721)

Shares

Collateralized Mortgage Obligations — 10.58%
United States — 10.58%
312,772	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.84%, 10/15/38(a),(h)	309,375
210,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.87%, 10/15/36(a),(h)	207,207
300,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.21%, 6/15/27(a),(h)	300,763
206,686	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.16%, 4/15/37(a),(h)	206,273
125,000	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (SOFR30A + 1.800%), 7.12%, 1/25/44(a),(h)	125,102
275,000	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (SOFR30A + 1.800%), 7.12%, 2/25/44(a),(h)	275,195
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.22%, 12/25/41(a),(h)	208,392
210,000	Connecticut Avenue Securities Trust, Series 2023-R08, Class 1M2, (SOFR30A + 2.500%), 7.82%, 10/25/43(a),(h)	215,326
110,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.02%, 7/25/43(a),(h)	113,704
88,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.42%, 3/25/42(a),(h)	91,454
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.87%, 5/25/43(a),(h)	388,324
526,504	Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A2, 2.23%, 4/25/65(a)	512,414
332,371	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.32%, 5/25/43(a),(h)	335,542
104,833	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.100%), 7.42%, 3/25/43(a),(h)	106,724
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.72%, 2/25/42(a),(h)	467,933
575,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.67%, 6/25/43(a),(h)	608,754
250,000	HONO Mortgage Trust, Series 2021-LULU, Class A, (Term SOFR 1M + 1.264%), 6.59%, 10/15/36(a),(h)	244,978
242,796	MFA Trust, Series 2020-NQM3, Class A3, 1.63%, 1/26/65(a),(i)	223,248
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.28%, 1/15/39(a),(h)	392,961

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value

$400,000	Verus Securitization Trust, Series 2019-INV3, Class M1, 3.28%, 11/25/59(a),(i)	$366,537
400,000	Verus Securitization Trust, Series 2020-4, Class M1, 3.29%, 5/25/65(a),(i)	370,068

		6,070,274

Total Collateralized Mortgage Obligations		6,070,274

(Cost $6,106,038)

Principal Amount

Bank Loans — 7.61%
Ireland — 0.87%
500,000	Setanta Aircraft Leasing DAC, 1st Lein Term Loan B, (Term SOFR 3M + 2.00%), 7.61%, 11/6/28(h)	500,730

United States — 6.74%
586,440	Avolon TLB Borrower 1 US LLC, (Term SOFR 1M + 2.00%), 7.33%, 6/22/28(h)	586,381
560,000	Belron Finance US LLC, (Term SOFR 1M + 2.11%), 7.58%, 4/28/28(h)	560,000
558,600	Charter Communications Operating LLC, (Term SOFR 1M + 2.00%), 7.33%, 12/9/30(h)	552,841
169,169	Citadel Securities LP, (Term SOFR 1M + 2.25%), 7.58%, 7/29/30(h)	168,947
296,599	Entegris, Inc., (Term SOFR 3M + 2.50%), 7.85%, 7/6/29(h)	296,638
600,000	Hilton Domestic Operating Co, Inc, (Term SOFR 1M + 2.10%), 7.43%, 11/8/30(h)	600,888
560,000	Summit Materials LLC, (Term SOFR 1M + 2.50%), 7.83%, 1/12/29(h)	562,380
540,000	United Rentals North America, Inc., (Term SOFR 1M + 1.75%), 7.08%, 2/14/31(h)	541,015

		3,869,090

Total Bank Loans		4,369,820

(Cost $4,367,239)

Shares

Asset Backed Securities — 6.90%
United States — 6.90%
239,196	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	240,892
330,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.00%, 7/15/30	329,777
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	501,204
450,000	Exeter Automobile Receivables Trust, Series 2024-1A, Class D, 5.84%, 6/17/30	449,355
500,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	501,382
200,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	202,089

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value

$300,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31(a)	$299,891
172,047	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	157,824
460,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, 3/15/30	458,548
220,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, 11/15/30	220,820
600,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.04%, 4/15/30(a)	600,030

		3,961,812

Total Asset Backed Securities		3,961,812

(Cost $3,970,674)

Principal Amount

Foreign Government Bonds — 2.25%
Mexico — 1.80%
11,650,000(j)	Mexican Bonos, Series M, 8.50%, 3/1/29	677,944
4,220,000(j)	Mexican Bonos, Series M, 8.50%, 5/31/29	245,645
130,000(d)	Mexico Government International Bond, 4.00%, 3/15/2115	109,835

		1,033,424

Romania — 0.45%
230,000	Romanian Government International Bond, 7.63%, 1/17/53(a)	254,889

Total Foreign Government Bonds		1,288,313

(Cost $1,247,672)

Shares

Preferred Stocks — 1.90%
United States — 1.90%
43,600	Synchrony Financial, Series B(e)	1,090,436

Total Preferred Stocks		1,090,436

(Cost $1,090,000)

Investment Company — 11.77%
6,755,755	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (k)	6,755,755

Total Investment Company		6,755,755

(Cost $6,755,755)

Total Investments		$55,081,321
(Cost $55,082,099) — 95.96%

Other assets in excess of liabilities — 4.04%		2,321,731

NET ASSETS — 100.00%		$57,403,052

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Principal amount denoted in Euros.

(e)	Perpetual security with no stated maturity date.
(f)	Principal amount denoted in British Pounds.

(g)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2024.

(h)	Floating rate note. Rate shown is as of report date.

(i)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(j)	Principal amount denoted in Mexican peso.

(k)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Foreign currency exchange contracts as of March 31, 2024:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
EUR	260,000	CHF	243,253	Citibank N.A.	4/17/24	$10,412
EUR	700,000	USD	753,218	Citibank N.A.	4/17/24	2,563
EUR	269,789	CHF	250,378	Citibank N.A.	4/17/24	13,065
JPY	2,166,764	EUR	13,267	Citibank N.A.	4/17/24	31
MXN	1,084,427	USD	62,822	Citibank N.A.	4/17/24	2,214
USD	4,010,173	EUR	3,649,108	Citibank N.A.	4/17/24	70,280
USD	271,154	EUR	248,204	Citibank N.A.	4/17/24	3,171
USD	893,778	GBP	701,659	Citibank N.A.	4/17/24	8,085
USD	5,386	JPY	811,888	Citibank N.A.	4/17/24	7
USD	430,000	JPY	64,394,865	Citibank N.A.	4/17/24	3,358

						$113,186
CAD	23,950	USD	17,843	Citibank N.A.	4/17/24	$(157)
CHF	509,427	EUR	530,000	Citibank N.A.	4/17/24	(6,152)
EUR	16,106	CHF	15,796	Citibank N.A.	4/17/24	(163)
EUR	253,757	GBP	217,717	Citibank N.A.	4/17/24	(843)
EUR	141,505	GBP	122,094	Citibank N.A.	4/17/24	(1,336)
JPY	127,296,650	EUR	790,000	Citibank N.A.	4/17/24	(9,560)
JPY	36,080,553	USD	251,800	Citibank N.A.	4/17/24	(12,751)
JPY	29,126,200	USD	200,000	Citibank N.A.	4/17/24	(7,027)
USD	120,000	EUR	111,811	Citibank N.A.	4/17/24	(720)
USD	932,077	MXN	15,990,306	Citibank N.A.	4/17/24	(26,891)
USD	230,090	MXN	3,989,587	Citibank N.A.	4/17/24	(9,173)
USD	49,910	MXN	865,766	Citibank N.A.	4/17/24	(2,012)

						$(76,785)

Total						$36,401

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Financial futures contracts as of March 31, 2024:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Treasury Note	96	June 2024	$35,242	USD	$10,636,500	Morgan Stanley & Co. LLC

2 Year U.S. Treasury Note	115	June 2024	(26,907)	USD	23,515,703	Morgan Stanley & Co. LLC

EURO-SCHATZ FUT	2	June 2024	45	EUR	228,069	Morgan Stanley & Co. LLC

Total			$8,380

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year Euro-Bund	5	June 2024	$(5,669)	EUR	$719,485	Morgan Stanley & Co. LLC
10 Year U.S. Ultra Treasury Bond	132	June 2024	(7,416)	USD	15,128,438	Morgan Stanley & Co. LLC
30 Year Euro-Buxl	1	June 2024	(2,784)	EUR	146,508	Morgan Stanley & Co. LLC
30 Year U.S. Treasury Bond	40	June 2024	(54,155)	USD	4,817,500	Morgan Stanley & Co. LLC
30 Year U.S. Ultra Treasury Bond	17	June 2024	(26,772)	USD	2,193,000	Morgan Stanley & Co. LLC
5 Year Euro-Bobl	7	June 2024	(3,632)	EUR	893,018	Morgan Stanley & Co. LLC
5 Year U.S. Treasury Note	23	June 2024	2,486	USD	2,461,359	Morgan Stanley & Co. LLC
EURO-BTP FUTURE	1	June 2024	(1,693)	EUR	128,394	Morgan Stanley & Co. LLC
JPN 10Y BOND(OSE)	2	June 2024	(420)	JPY	1,927,335	Morgan Stanley & Co. LLC
Long Gilt Future	21	June 2024	(64,668)	GBP	2,648,925	Morgan Stanley & Co. LLC

Total			$(164,723)

Interest rate swaps as of March 31, 2024:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value

1.12%	JPY-BNPLDN	Yearly	Morgan Stanley & Co. LLC	10/30/33	JPY 355,000	$(80)	$(76,508)	$(76,588)

Total						$(80)	$(76,508)	$(76,588)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Credit default swaps buy protection as of March 31, 2024:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Depreciation	Value

1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	14,386	$(327,397)	$(2,361)	$(329,758)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	13,013	(296,458)	(1,828)	(298,286)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	4,108	(93,490)	(674)	(94,164)
1.00%	Markit CDX IG Index Series 42	Quarterly	Morgan Stanley & Co. LLC	6/20/29	USD	11,435	(258,076)	(4,039)	(262,115)

Total							$(975,421)	$(8,902)	$(984,323)

Abbreviations used are defined below:

Bobl - German Bundesobligationen

BTP - Italian Buoni del Tesoro Poliannuali

CAD - Canadian Dollar

CHF - Swiss Franc

EMTN - Euro Medium Term Note

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

JPY - Japanese Yen

MTN - Medium Term Note

MXN - Mexican Peso

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

SOFR30A - Secured Overnight Financing Rate 30 Day Average

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Strategic Income Fund (cont.)

March 31, 2024 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets

Financial	27.87%
Collateralized Mortgage Obligations	10.58%
Consumer, Non-cyclical	7.89%
Asset Backed Securities	6.90%
Energy	5.49%
Consumer, Cyclical	4.69%
Utilities	4.19%
Technology	3.70%
Industrial	3.28%
Communications	3.01%
Foreign Government Bonds	2.25%
Preferred Stocks	1.90%
Basic Materials	1.56%
Government	0.88%
Other*	15.81%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $74,306,106, $608,517,276, $52,316,343 and $48,326,344, respectively)	$77,205,535	$615,782,916	$52,071,493	$48,325,566
Affiliated investments (cost $0, $17,255,823, $1,189,550 and $6,755,755, respectively)	—	17,255,823	1,189,550	6,755,755
Cash	107,032	51,068	11,539	23,399
Cash at broker for financial futures contracts	172,992	—	341,980	956,479
Segregated cash for swap contracts	293,271	—	1,018,147	1,682,159
Cash at broker for forward foreign currency exchange contracts	230,097	—	50,000	230,000
Foreign currency, at value (cost $25,643, $20,480, $901,185 and $932,181, respectively)	25,645	20,350	896,469	927,112
Interest and dividend receivable	1,320,372	11,158,397	424,329	487,215
Receivable from advisor	—	—	10,654	—
Receivable for capital shares issued	—	2,145,307	—	49,741
Receivable for investments sold	—	18,698,417	7,314,824	8,961,111
Credit default swaps at value (premiums paid $295,359, $0, $0 and $0, respectively)	215,209	—	—	—
Unrealized appreciation on futures contracts	—	—	40,625	37,773
Unrealized appreciation on forward foreign currency exchange contracts	120,176	—	103,505	113,186
Prepaid expenses and other assets	31,103	64,599	60,558	61,927

Total Assets	79,721,432	665,176,877	63,533,673	68,611,423

Liabilities:
Professional fees payable	5,483	5,483	5,036	5,068
Payable for capital shares redeemed	1,881	661,958	—	—
Payable for investments purchased	—	35,195,540	15,030,214	9,806,717
Credit default swaps at value (premiums received $175,746, $0, $579,070 and $975,421, respectively)	187,519	—	584,355	984,323

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2024 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Interest rate swaps at value (premiums received $0, $0, $58 and $80, respectively)	$—	$—	$56,092	$76,588
Unrealized depreciation on forward foreign currency exchange contracts	179,440	—	62,725	76,785
Unrealized depreciation on futures contracts	32,340	—	102,007	194,116
Accrued expenses and other payables:
Investment advisory fees	15,229	170,447	—	845
Accounting fees	7,454	11,746	8,298	8,377
Audit fees	19,135	19,941	19,172	19,189
Trustees’ fees	—	—	140	101
Distribution fees	—	1,376	27,182	30,623
Shareholder reports	—	8,472	102	—
Transfer agent fees	2,010	23,112	1,751	1,568
Other	1,606	1,204	4,560	4,071

Total Liabilities	452,097	36,099,279	15,901,634	11,208,371

Net Assets	$79,269,335	$629,077,598	$47,632,039	$57,403,052

Net Assets Consists of:
Capital	$85,992,402	$643,269,446	$53,511,735	$57,907,131
Accumulated earnings	(6,723,067)	(14,191,848)	(5,879,696)	(504,079)

Net Assets	$79,269,335	$629,077,598	$47,632,039	$57,403,052

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2024 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund		RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Net Assets
Class A	$17,681		$5,547,195	$4,730,990	$5,616,890
Class I	44,063,121		623,530,403	33,317,020	40,526,515
Class R6	35,188,533		N/A	9,584,029	11,259,647

Total	$79,269,335		$629,077,598	$47,632,039	$57,403,052

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,164		571,666	538,619	570,292
Class I	5,282,343		63,562,887	3,789,303	4,111,864
Class R6	4,190,860		N/A	1,089,907	1,142,302

Total	9,475,367		64,134,553	5,417,829	5,824,458

Net Asset Values and Redemption Prices Per Share:
Class A	$8.17		$9.70	$8.78	$9.85

Class I	$8.34		$9.81	$8.79	$9.86

Class R6	$8.40	$	N/A	$8.79	$9.86

Maximum Offering Price Per Share:
Class A	$8.53		$10.13	$9.12	$10.23

Maximum Sales Charge - Class A	4.25%		4.25%	3.75%	3.75%

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended

March 31, 2024 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Investment Income:
Interest income	$2,572,577	$20,164,701	$1,278,707	$1,528,679
Dividend income - affiliated	49,143	411,673	50,559	96,503
Foreign tax withholding	(566)	—	(2,234)	(2,555)

Total Investment Income	2,621,154	20,576,374	1,327,032	1,622,627

Expenses:
Investment advisory fees	217,335	1,485,574	80,292	148,735
Distribution fees–Class A	21	6,191	5,704	6,837
Accounting fees	34,352	48,893	37,277	37,087
Audit fees	25,499	25,623	25,517	25,519
Custodian fees	35,346	40,873	39,433	39,358
Insurance fees	1,684	1,684	1,684	1,684
Legal fees	536	5,692	552	656
Registrations and filing fees	43,105	55,613	32,733	32,695
Shareholder reports	16,261	49,320	13,543	13,879
Transfer agent fees–Class A	1,803	4,012	1,757	1,763
Transfer agent fees–Class I	12,494	325,123	1,758	1,887
Transfer agent fees–Class R6	1,761	—	1,756	1,757
Trustees’ fees and expenses	917	9,756	1,057	1,259
Tax expense	3,491	3,491	2,719	2,733
Other fees	2,996	6,914	2,995	3,086

Total expenses before fee waiver/reimbursement	397,601	2,068,759	248,777	318,935
Expenses waived/reimbursed by:
Advisor	(141,119)	(536,170)	(143,777)	(141,098)

Net expenses	256,482	1,532,589	105,000	177,837

Net Investment Income	2,364,672	19,043,785	1,222,032	1,444,790

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	217,175	(2,016,111)	629,212	678,144
Foreign currency transactions	14,557	(12,661)	(6,895)	(7,426)
Foreign currency exchange contracts	55,065	20,436	45,536	53,838
Futures contracts	(2,576)	(459,847)	(147,430)	(205,252)
Swap agreements	(178,839)	938,809	(260,409)	(407,347)

Net realized gains/(losses)	105,382	(1,529,374)	260,014	111,957
Net change in unrealized appreciation/ (depreciation) on:
Investments	6,459,459	25,176,130	2,693,525	2,696,878
Foreign currency	5,004	70,610	(24,349)	11,497

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended

March 31, 2024 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Core Plus Bond Fund	RBC BlueBay Strategic Income Fund
Foreign currency exchange contracts	$(220,290)	$(56,756)	$(197,601)	$(227,239)
Futures contracts	(35,233)	172,475	(26,868)	(674,984)
Swap agreements	(25,298)	(8,536)	(125,862)	(209,429)

Net unrealized gains	6,183,642	25,353,923	2,318,845	1,596,723

Change in net assets resulting from operations	$8,653,696	$42,868,334	$3,800,891	$3,153,470

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$2,364,672	$2,679,101
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	105,382	(1,985,770)
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	6,183,642	3,885,369

Change in net assets resulting from operations	8,653,696	4,578,700

Distributions to Shareholders:
Class A	(681)	(1,644)
Class I	(1,690,283)	(2,351,904)
Class R6	(694,984)	(730)

Change in net assets resulting from shareholder distributions	(2,385,948)	(2,354,278)

Capital Transactions:
Proceeds from shares issued	43,390,671	6,458,822
Distributions reinvested	2,308,062	2,322,313
Cost of shares redeemed	(11,634,517)	(2,269,729)

Change in net assets resulting from capital transactions	34,064,216	6,511,406

Net increase in net assets	40,331,964	8,735,828
Net Assets:
Beginning of period	38,937,371	30,207,466

End of period	$79,269,335	$38,937,371

Share Transactions:
Issued	5,597,022	863,993
Reinvested	290,531	301,880
Redeemed	(1,479,351)	(313,122)

Change in shares resulting from capital transactions	4,408,202	852,751

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$19,043,785	$22,615,669
Net realized losses from investments, foreign currency, futures contracts and swap contracts transactions	(1,529,374)	(13,302,527)
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	25,353,923	21,800,186

Change in net assets resulting from operations	42,868,334	31,113,328

Distributions to Shareholders:
Class A	(171,777)	(198,284)
Class I	(19,120,533)	(21,675,937)

Change in net assets resulting from shareholder distributions	(19,292,310)	(21,874,221)

Capital Transactions:
Proceeds from shares issued	205,716,696	288,660,291
Distributions reinvested	16,583,314	19,832,281
Cost of shares redeemed	(73,154,206)	(142,056,239)

Change in net assets resulting from capital transactions	149,145,804	166,436,333

Net increase in net assets	172,721,828	175,675,440
Net Assets:
Beginning of period	456,355,770	280,680,330

End of period	$629,077,598	$456,355,770

Share Transactions:
Issued	21,402,589	30,657,082
Reinvested	1,735,822	2,113,892
Redeemed	(7,649,916)	(15,090,663)

Change in shares resulting from capital transactions	15,488,495	17,680,311

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Core Plus Bond Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$1,222,032	$2,058,943
Net realized gains/(losses) from investments, foreign currency, futures contracts and swap contracts transactions	260,014	(2,925,007)
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	2,318,845	2,675,953

Change in net assets resulting from operations	3,800,891	1,809,889

Distributions to Shareholders:
Class A	(151,553)	(100,947)
Class I	(1,093,358)	(777,143)
Class R6	(314,274)	(226,512)

Change in net assets resulting from shareholder distributions	(1,559,185)	(1,104,602)

Capital Transactions:
Proceeds from shares issued	53,479	—
Distributions reinvested	1,559,185	1,104,602
Cost of shares redeemed	—	—

Change in net assets resulting from capital transactions	1,612,664	1,104,602

Net increase in net assets	3,854,370	1,809,889
Net Assets:
Beginning of period	43,777,669	41,967,780

End of period	$47,632,039	$43,777,669

Share Transactions:
Issued	6,071	—
Reinvested	187,166	131,680
Redeemed	—	—

Change in shares resulting from capital transactions	193,237	131,680

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Strategic Income Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$1,444,790	$2,272,042
Net realized gains from investments, foreign currency, futures contracts and swap contracts transactions	111,957	1,022,622
Net change in unrealized appreciation on investments, foreign currency, futures contracts and swap contracts	1,596,723	855,419

Change in net assets resulting from operations	3,153,470	4,150,083

Distributions to Shareholders:
Class A	(343,457)	(217,746)
Class I	(2,534,416)	(1,616,185)
Class R6	(695,939)	(467,016)

Change in net assets resulting from shareholder distributions	(3,573,812)	(2,300,947)

Capital Transactions:
Proceeds from shares issued	3,437,853	—
Distributions reinvested	3,573,812	2,300,946
Cost of shares redeemed	(2,111,397)	—

Change in net assets resulting from capital transactions	4,900,268	2,300,946

Net increase in net assets	4,479,926	4,150,082
Net Assets:
Beginning of period	52,923,126	48,773,044

End of period	$57,403,052	$52,923,126

Share Transactions:
Issued	349,010	—
Reinvested	369,426	241,708
Redeemed	(213,155)	—

Change in shares resulting from capital transactions	505,281	241,708

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$7.53	0.27	0.69	0.96	(0.32)	(0.32)	$8.17
Year Ended 9/30/23	7.03	0.54	0.45	0.99	(0.49)	(0.49)	7.53
Year Ended 9/30/22	9.77	0.48	(2.70)	(2.22)	(0.52)	(0.52)	7.03
Year Ended 9/30/21	9.78	0.45	0.04(b )	0.49	(0.50)	(0.50)	9.77
Year Ended 9/30/20	10.14	0.48	(0.38)	0.10	(0.46)	(0.46)	9.78
Year Ended 9/30/19	9.63	0.52	0.51	1.03	(0.52)	(0.52)	10.14
Class I
Six Months Ended 3/31/24 (Unaudited)	$7.68	0.28	0.71	0.99	(0.33)	(0.33)	$8.34
Year Ended 9/30/23	7.17	0.57	0.45	1.02	(0.51)	(0.51)	7.68
Year Ended 9/30/22	9.89	0.50	(2.73)	(2.23)	(0.49)	(0.49)	7.17
Year Ended 9/30/21	9.90	0.48	0.03(b )	0.51	(0.52)	(0.52)	9.89
Year Ended 9/30/20	10.23	0.47	(0.33)	0.14	(0.47)	(0.47)	9.90
Year Ended 9/30/19	9.71	0.55	0.52	1.07	(0.55)	(0.55)	10.23
Class R6
Six Months Ended 3/31/24 (Unaudited)	$7.72	0.28	0.73	1.01	(0.33)	(0.33)	$8.40
Year Ended 9/30/23	7.20	0.58	0.45	1.03	(0.51)	(0.51)	7.72
Year Ended 9/30/22	9.94	0.51	(2.76)	(2.25)	(0.49)	(0.49)	7.20
Year Ended 9/30/21	9.94	0.49	0.04(b )	0.53	(0.53)	(0.53)	9.94
Year Ended 9/30/20	10.27	0.48	(0.33)	0.15	(0.48)	(0.48)	9.94
Year Ended 9/30/19	9.74	0.56	0.52	1.08	(0.55)	(0.55)	10.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)

Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	12.95	%(c)	$ 18	1.04	%(d)	6.91	%(d)	22.76	%(d)	26%
Year Ended 9/30/23	14.12%		17	1.04%		7.09%		15.47%		85%
Year Ended 9/30/22	(23.47)%		25	1.04%		5.67%		17.51%		98%
Year Ended 9/30/21	5.06%		15	1.04%		4.52%		43.25%		181%
Year Ended 9/30/20	1.06%		7	1.11	%(e)	4.95%		28.23%		249%
Year Ended 9/30/19	11.17%		21	1.12%		5.38%		20.37%		236%
Class I
Six Months Ended 3/31/24 (Unaudited)	13.23	%(c)	$44,063	0.79	%(d)	7.15	%(d)	1.23	%(d)	26%
Year Ended 9/30/23	14.42%		38,909	0.79%		7.38%		1.55%		85%
Year Ended 9/30/22	(23.27)%		30,173	0.79%		5.82%		1.65%		98%
Year Ended 9/30/21	5.28%		28,667	0.79%		4.76%		1.72%		181%
Year Ended 9/30/20	1.44%		21,356	0.85	%(e)	4.87%		2.14%		249%
Year Ended 9/30/19	11.48%		21,529	0.87%		5.62%		2.13%		236%
Class R6
Six Months Ended 3/31/24 (Unaudited)	13.27	%(c)	$35,189	0.74	%(d)	6.94	%(d)	1.11	%(d)	26%
Year Ended 9/30/23	14.54%		11	0.74%		7.43%		32.92%		85%
Year Ended 9/30/22	(23.27)%		10	0.74%		5.77%		31.35%		98%
Year Ended 9/30/21	5.35%		13	0.74%		4.82%		28.96%		181%
Year Ended 9/30/20	1.40%		12	0.79	%(e)	4.91%		31.83%		249%
Year Ended 9/30/19	11.57%		12	0.82%		5.67%		33.09%		236%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning June 18, 2020, the net operating expenses were contractually limited to 1.04%, 0.79% and 0.74% of average daily net assets for Class A, Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2020.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$9.28	0.32	0.44	—	0.76	(0.34)	—	(0.34)	$9.70
Year Ended 9/30/23	8.98	0.57	0.31	—	0.88	(0.58)	—	(0.58)	9.28
Year Ended 9/30/22	10.89	0.47	(1.94)	—	(1.47)	(0.44)	—	(0.44)	8.98
Year Ended 9/30/21	10.56	0.47	0.52	—(b)	0.99	(0.52)	(0.14)	(0.66)	10.89
Year Ended 9/30/20	10.46	0.48	0.09	—	0.57	(0.47)	—	(0.47)	10.56
Year Ended 9/30/19	10.42	0.54	0.26	—	0.80	(0.76)	—	(0.76)	10.46
Class I
Six Months Ended 3/31/24 (Unaudited)	$ 9.38	0.34	0.44	—	0.78	(0.35)	—	(0.35)	$ 9.81
Year Ended 9/30/23	9.07	0.61	0.30	—	0.91	(0.60)	—	(0.60)	9.38
Year Ended 9/30/22	10.98	0.48	(1.95)	—	(1.47)	(0.44)	—	(0.44)	9.07
Year Ended 9/30/21	10.64	0.50	0.53	—(b)	1.03	(0.55)	(0.14)	(0.69)	10.98
Year Ended 9/30/20	10.52	0.51	0.10	—	0.61	(0.49)	—	(0.49)	10.64
Year Ended 9/30/19	10.47	0.58	0.25	—	0.83	(0.78)	—	(0.78)	10.52

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	8.38	%(c)	$ 5,547	0.82	%(d)	6.80	%(d)	1.05	%(d)	56%
Year Ended 9/30/23	10.06%		3,580	0.81%		6.18%		1.14%		72%
Year Ended 9/30/22	(12.74)%		2,983	0.82%		4.45%		1.16%		75%
Year Ended 9/30/21	9.60%		3,727	0.82%		4.32%		1.18%		100%
Year Ended 9/30/20	5.64%		1,586	0.82%		4.64%		1.92%		187%
Year Ended 9/30/19	8.41%		460	0.82%		5.35%		2.50%		143%
Class I
Six Months Ended 3/31/24 (Unaudited)	8.53	%(c)	$623,530	0.57	%(d)	7.05	%(d)	0.76	%(d)	56%
Year Ended 9/30/23	10.34%		452,775	0.56%		6.46%		0.81%		72%
Year Ended 9/30/22	(12.57)%		277,697	0.57%		4.76%		0.82%		75%
Year Ended 9/30/21	9.89%		244,644	0.57%		4.57%		0.87%		100%
Year Ended 9/30/20	6.03%		128,846	0.57%		4.92%		1.10%		187%
Year Ended 9/30/19	8.58%		49,397	0.57%		5.66%		1.39%		143%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$ 8.37	0.22	0.48	0.70	(0.29)	(0.29)	$8.78
Year Ended 9/30/23	8.24	0.38	(0.05)	0.33	(0.20)	(0.20)	8.37
Period Ended 9/30/22(b)	10.00	0.18	(1.79)	(1.61)	(0.15)	(0.15)	8.24
Class I
Six Months Ended 3/31/24 (Unaudited)	$ 8.38	0.23	0.48	0.71	(0.30)	(0.30)	$8.79
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24
Class R6
Six Months Ended 3/31/24 (Unaudited)	$ 8.38	0.23	0.48	0.71	(0.30)	(0.30)	$8.79
Year Ended 9/30/23	8.24	0.40	(0.04)	0.36	(0.22)	(0.22)	8.38
Period Ended 9/30/22(b)	10.00	0.20	(1.79)	(1.59)	(0.17)	(0.17)	8.24

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Core Plus Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data

	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	8.57%(c)	$4,731	0.69%(d)	5.09%(d)	1.36%(d)	482%
Year Ended 9/30/23	4.11%	4,358	0.70%	4.46%	1.34%	750%
Period Ended 9/30/22(e)	(16.32)%(c)	4,188	0.70%(d)	2.09%(d)	1.51%(d)	254%
Class I
Six Months Ended 3/31/24 (Unaudited)	8.66%(c)	$33,317	0.44%(d)	5.34%(d)	1.05%(d)	482%
Year Ended 9/30/23	4.34%	30,653	0.45%	4.71%	1.02%	750%
Period Ended 9/30/22(e)	(16.06)%(c)	29,381	0.45%(d)	2.34%(d)	1.15%(d)	254%
Class R6
Six Months Ended 3/31/24 (Unaudited)	8.68%(c)	$9,584	0.39%(d)	5.39%(d)	1.07%(d)	482%
Year Ended 9/30/23	4.39%	8,766	0.40%	4.76%	1.05%	750%
Period Ended 9/30/22(e)	(16.03)%(c)	8,399	0.40%(d)	2.39%(d)	1.19%(d)	254%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$ 9.95	0.24	0.29	0.53	(0.35)	(0.28)	(0.63)	$9.85
Year Ended 9/30/23	9.60	0.41	0.36	0.77	(0.23)	(0.19)	(0.42)	9.95
Period Ended 9/30/22(b)	10.00	0.17	(0.44)	(0.27)	(0.13)	—	(0.13)	9.60
Class I
Six Months Ended 3/31/24 (Unaudited)	$ 9.95	0.25	0.30	0.55	(0.36)	(0.28)	(0.64)	$9.86
Year Ended 9/30/23	9.61	0.43	0.36	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.43)	(0.24)	(0.15)	—	(0.15)	9.61
Class R6
Six Months Ended 3/31/24 (Unaudited)	$ 9.95	0.26	0.29	0.55	(0.36)	(0.28)	(0.64)	$9.86
Year Ended 9/30/23	9.61	0.44	0.35	0.79	(0.26)	(0.19)	(0.45)	9.95
Period Ended 9/30/22(b)	10.00	0.19	(0.42)	(0.23)	(0.16)	—	(0.16)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

FINANCIAL HIGHLIGHTS

RBC BlueBay Strategic Income Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	5.57	%(c)	$ 5,617	0.87%(d)	4.91%(d)	1.41%(d)	484%
Year Ended 9/30/23	8.33%		5,269	0.88%	4.24%	1.42%	712%
Period Ended 9/30/22(e)	(2.70	)%(c)	4,867	0.88%(d)	1.85%(d)	1.62%(d)	159%
Class I
Six Months Ended 3/31/24 (Unaudited)	5.66	%(c)	$40,527	0.62%(d)	5.16%(d)	1.10%(d)	484%
Year Ended 9/30/23	8.48%		37,057	0.63%	4.49%	1.11%	712%
Period Ended 9/30/22(e)	(2.50	)%(c)	34,146	0.63%(d)	2.10%(d)	1.28%(d)	159%
Class R6
Six Months Ended 3/31/24 (Unaudited)	5.79	%(c)	$11,260	0.57%(d)	5.21%(d)	1.13%(d)	484%
Year Ended 9/30/23	8.54%		10,598	0.58%	4.54%	1.13%	712%
Period Ended 9/30/22(e)	(2.46	)%(c)	9,760	0.58%(d)	2.15%(d)	1.32%(d)	159%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 1, 2021 (commencement of operations) through September 30, 2022.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following four investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”)

- RBC BlueBay High Yield Bond Fund (“High Yield Bond Fund”)

- RBC BlueBay Core Plus Bond Fund (“Core Plus Bond Fund”)

- RBC BlueBay Strategic Income Fund (“Strategic Income Fund”)

Class A and Class I shares are offered by each Fund; Class R6 shares are offered by Emerging Market Debt Fund, Core Plus Bond Fund and the Strategic Income Fund. Class A shares are offered with a maximum front-end sales charge of 4.25% for Emerging Market Debt Fund and High Yield Bond Fund and 3.75% for Core Plus Bond Fund and Strategic Income Fund and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and RBC Global Asset Management (UK) Limited (“RBC GAM-UK” or Sub-Advisor“) acts as a sub-advisor for Emerging Market Debt Fund and High Yield Bond Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

To be announced securities

The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.

In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

NOTES TO FINANCIAL STATEMENTS

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued based on evaluated prices received from third-party pricing services or fair valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the NYSE, generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations,

NOTES TO FINANCIAL STATEMENTS

fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

NOTES TO FINANCIAL STATEMENTS

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2024 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund Assets:
Investments in Securities
Foreign Government Bonds	$—	$61,824,697	$—	$61,824,697
Corporate Bonds	—	15,167,256	—	15,167,256
Municipal Bond	—	213,582	—	213,582
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	120,176	—	120,176
Credit default swaps	—	215,209	—	215,209

Total Assets	$—	$77,540,920	$—	$77,540,920

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(32,340)	$—	$—	$(32,340)
Foreign currency exchange contracts - forward contracts	—	(179,440)	—	(179,440)
Credit default swaps	—	(187,519)	—	(187,519)

Total Liabilities	$(32,340)	$(366,959)	$—	$(399,299)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund Assets:
Investments in Securities
Corporate Bonds
Australia	$—	$10,434,182	$17,236	$10,451,418
Bermuda	—	3,585,273	—	3,585,273
Canada	—	24,897,500	—	24,897,500
Czech Republic	—	4,006,362	—	4,006,362
France	—	15,337,067	—	15,337,067
Germany	—	13,386,603	—	13,386,603
India	—	3,044,871	—	3,044,871
Israel	—	2,338,750	—	2,338,750
Italy	—	5,386,135	—	5,386,135
Luxembourg	—	11,792,491	—	11,792,491
Netherlands	—	7,365,752	—	7,365,752
United Arab Emirates	—	4,237,414	—	4,237,414
United Kingdom	—	33,583,616	—	33,583,616
United States	—	452,748,747	—	452,748,747
U.S. Treasury Obligations	—	18,615,616	—	18,615,616
Investment Company	17,255,823	—	—	17,255,823
Preferred Stocks	5,002,000	—	—	5,002,000
Common Stocks
United Kingdom	—	3,286	—	3,286
United States	—	—	15	15
Rights/Warrants
Mexico	—	—	—	—

Total Assets	$22,257,823	$610,763,665	$17,251	$633,038,739

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Core Plus Bond Fund Assets:
Investments in Securities
Corporate Bonds	$—	$27,071,569	$—	$27,071,569
U.S. Government Agency Backed Mortgages	—	10,423,083	—	10,423,083
Collateralized Mortgage Obligations	—	5,912,273	—	5,912,273
Bank Loans	—	3,505,123	—	3,505,123
Asset Backed Securities	—	3,350,833	—	3,350,833
Investment Company	1,189,550	—	—	1,189,550
Preferred Stocks	910,364	—	—	910,364
Foreign Government Bonds	—	898,248	—	898,248
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	103,505	—	103,505
Financial futures contracts	40,625	—	—	40,625

Total Assets	$2,140,539	$51,264,634	$—	$53,405,173

Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$—	$(56,092)	$—	$(56,092)
Foreign currency exchange contracts - forward contracts	—	(62,725)	—	(62,725)
Financial futures contracts	(102,007)	—	—	(102,007)
Credit default swaps	—	(584,355)	—	(584,355)

Total Liabilities	$(102,007)	$(703,172)	$—	$(805,179)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Strategic Income Fund Assets:
Investments in Securities
Corporate Bonds	$—	$31,544,911	$—	$31,544,911
Investment Company	6,755,755	—	—	6,755,755
Collateralized Mortgage Obligations	—	6,070,274	—	6,070,274
Bank Loans	—	4,369,820	—	4,369,820
Asset Backed Securities	—	3,961,812	—	3,961,812
Foreign Government Bonds	—	1,288,313	—	1,288,313
Preferred Stocks	1,090,436	—	—	1,090,436
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	113,186	—	113,186
Financial futures contracts	37,773	—	—	37,773

Total Assets	$7,883,964	$47,348,316	$—	$55,232,280

Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$—	$(76,588)	$—	$(76,588)
Foreign currency exchange contracts - forward contracts	—	(76,785)	—	(76,785)
Financial futures contracts	(194,116)	—	—	(194,116)
Credit default swaps	—	(984,323)	—	(984,323)

Total Liabilities	$(194,116)	$(1,137,696)	$—	$(1,331,812)

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, swaps and foreign currency contracts which are valued at fair value.

	BlueBay High Yield Bond Fund

	Common Stocks	Corporate Bonds– (Australia)
Balance as of 9/30/23(value)	$1	$76,015
Transfer into Level 3	14	—
Change in unrealized appreciation (depreciation)	—	(58,779)

Balance as of 3/31/24(value)	$15	$17,236

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund were fair valued using discounted cash flows. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

NOTES TO FINANCIAL STATEMENTS

Quantitative Information about Level 3 Fair Value Measurements

	Fund	Fair Value at March 31, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Corporate Bonds (Australia)	High Yield Bond Fund	$17,236	Discounted Cash Flow	Discount Rate of Cash Flows	22.3% —30.0% (23.4%)
				Liquidity Discount	5.0% —7.5% (5.0%)
Common Stocks	High Yield Bond Fund	$ 15	Discounted Cash Flow	Discount Rate of Cash Flows	30%
				Liquidity Discount	10%

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

NOTES TO FINANCIAL STATEMENTS

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2024, Core Plus Bond Fund and Strategic Income Fund held bank loans.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2024, the total in-kind payments received by the High Yield Bond Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

NOTES TO FINANCIAL STATEMENTS

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Japanese treasury bond futures, Euro Dollar futures and Euro-Bund futures during the period ended March 31, 2024.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2024.

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

NOTES TO FINANCIAL STATEMENTS

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2024.

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional

NOTES TO FINANCIAL STATEMENTS

amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps” and “Credit default swaps”.

Fair Values of Derivative Financial Instrument as of March 31, 2024(1)

Statement of Assets and Liabilities Location

Asset Derivatives

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$215,209	$—	$—	$—
Interest Rate Risk:
Unrealized appreciation on futures contracts	—	—	40,625	37,773
Foreign currency exchange risk:
Unrealized appreciation on forward foreign currency exchange contracts	120,176	—	103,505	113,186

Total	$335,385	$—	$144,130	$150,959

NOTES TO FINANCIAL STATEMENTS

Liability Derivatives
	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Credit Risk:
Credit default swaps, at value	$187,519	$—	$584,355	$984,323
Interest Rate Risk:
Interest rate swaps, at value	—	—	56,092	76,588
Unrealized depreciation on futures contracts	32,340	—	102,007	194,116
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	179,440	—	62,725	76,785

Total	$399,299	$—	$805,179	$1,331,812

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2024 is as follows:

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund

Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(178,839)	$938,809	$(433,006)	$(542,488)
Interest Rate Risk:
Interest rate swaps	—	—	172,597	135,141
Financial futures contracts	(2,576)	(459,847)	(147,430)	(205,252)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	55,065	20,436	45,536	53,838

Total	$(126,350)	$499,398	$(362,303)	$(558,761)

Derivative Instruments Categorized by Risk Exposure	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund

Net Change in Unrealized Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$(25,298)	$(8,536)	$(46,995)	$(81,040)
Interest Rate Risk:
Interest rate swaps	—	—	(78,867)	(128,389)
Financial futures contracts	(35,233)	172,475	(26,868)	(674,984)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(220,290)	(56,756)	(197,601)	(227,239)

Total	$(280,821)	$107,183	$(350,331)	$(1,111,652)

(1) Not considered to be hedging instruments for accounting disclosure purposes.

NOTES TO FINANCIAL STATEMENTS

For the period ended March 31, 2024, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	BlueBay Emerging Market Debt Fund	BlueBay High Yield Bond Fund	BlueBay Core Plus Bond Fund	BlueBay Strategic Income Fund
Futures long position (contracts)	22	63	113	197
Futures short position (contracts)	22	—	101	231
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$ 9,677,830	$614,224	$6,596,337	$7,228,994
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	4,315,279	546,821	1,784,269	2,040,801
Forward foreign currency exchange contracts Purchased in non-U.S. dollars (U.S. dollar equivalent)	1,977,025	—	2,043,780	66,698,609
Interest rate swaps (Notional Amount in U.S. Dollars)	—	—	2,897,162	2,897,060
Credit default swaps (Notional Amount in U.S. Dollars)	12,298,500	16,167,195	22,843,000	39,792,000

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

NOTES TO FINANCIAL STATEMENTS

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

NOTES TO FINANCIAL STATEMENTS

Emerging Market Debt Fund

	Barclays Bank Plc	Citibank N.A.	Citigroup Global Markets Limited	Morgan Stanley & Co. International plc	Morgan Stanley & Co. LLC	Total

Assets:
Forward Currency Exchange Contracts	$6,035	$114,141	$—	$—	$—	$120,176
Swaps	9,664	177,461	8,925	19,159	—	215,209

Total Assets	15,699	291,602	8,925	19,159	—	335,385

Liabilities:
Forward Currency Exchange Contracts	20,950	158,490	—	—	—	179,440
Swaps	40,261	534	—	—	146,724	187,519

Total Liabilities	61,211	159,024	—	—	146,724	366,959

Total Financial and Derivative Net Assets[1]	(45,512)	132,578	8,925	19,159	(146,724)	(31,574)

Total Collateral (Received) Pledged[2]	—	—	—	—	146,724	146,724

Net Amount[3]	$(45,512)	$132,578	$8,925	$19,159	$—	$115,150

Core Plus Bond Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total
Assets:
Forward Currency Exchange Contracts	$103,505	$—	$103,505

Total Assets	103,505	—	103,505

Liabilities:
Forward Currency Exchange Contracts	62,725	—	62,725
Swaps	—	640,447	640,447

Total Liabilities	62,725	640,447	703,172

Total Financial and Derivative Net Assets[1]	40,780	(640,447)	(599,667)
Total Collateral (Received) Pledged[2]	—	640,447	640,447

Net Amount[3]	$40,780	$—	$40,780

NOTES TO FINANCIAL STATEMENTS

Strategic Income Fund

	Citibank N.A.	Morgan Stanley & Co. LLC	Total

Assets:
Forward Currency Exchange Contracts	$113,186	$—	$113,186

Total Assets	113,186	—	113,186

Liabilities:
Forward Currency Exchange Contracts	76,785	—	76,785
Swaps	—	1,060,911	1,060,911

Total Liabilities	76,785	1,060,911	1,137,696

Total Financial and Derivative Net Assets[1]	36,401	(1,060,911)	(1,024,510)
Total Collateral (Received) Pledged[2]	—	1,060,911	1,060,911

Net Amount[3]	$36,401	$—	$36,401

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the affiliated money market fund.

	Value September 30, 2023	Purchases	Sales	Value March 31, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund —Institutional Class 1
Emerging Market Debt Fund	$ 1,255,527	$45,390,646	$(46,646,173)	$—	$49,143
High Yield Bond Fund	15,420,395	222,130,144	(220,294,716)	17,255,823	411,673
Core Plus Bond Fund	3,307,444	49,906,187	(52,024,081)	1,189,550	50,559
Strategic Income Fund	4,594,438	79,577,638	(77,416,321)	6,755,755	96,503

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Funds’ servicing agreements, that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment. Permanent differences include reclassification of foreign currency from capital to ordinary, currency treatment for the accrual of certain foreign denominated swaps and early termination on such swaps, and reclassification of foreign currency options from capital to currency.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.65%
High Yield Bond Fund	0.55%
Core Plus Bond Fund	0.35%
Strategic Income Fund	0.53%

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.04%	0.79%	0.74%
High Yield Bond Fund	0.82%	0.57%	N/A
Core Plus Bond Fund	0.70%	0.45%	0.40%
Strategic Income Fund	0.88%	0.63%	0.58%

This expense limitation agreement is in place until January 31, 2025 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 3 years, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/21	FYE 9/30/22	FYE 9/30/23	FYE 9/30/24	Total

Emerging Market Debt Fund	$129,513	$233,671	$283,786	$139,781	$786,751
High Yield Bond Fund	352,982	704,969	837,648	522,974	2,418,573
Core Plus Bond Fund	N/A	304,698	259,043	142,141	705,882
Strategic Income Fund	N/A	300,597	254,175	138,030	692,802

There was no recoupment of expense reimbursement/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the period ended , the amount waived was $1,338, $13,196, $1,636 and $3,068 for the Emerging Market Debt Fund, High Yield Bond Fund, Core Plus Bond Fund and Strategic Income Fund respectively, and is included in expenses waived/reimbursed by Advisory in the Statement of Operations.

Emerging Market Debt Fund and High Yield Bond Fund are sub-advised by RBC GAM-UK, a wholly-owned subsidiary of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisor is paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

NOTES TO FINANCIAL STATEMENTS

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds or additional share classes, the Advisor invested seed capital to provide each Fund or share class with its initial investment assets. The table below shows, as of March 31, 2024, each Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$79,269,335	1,542	0.0%
Core Plus Bond Fund	$47,632,039	5,409,758	99.8%
Strategic Income Fund	$57,403,052	5,677,079	97.4%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%	*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2024, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2024.

For the period ended March 31, 2024, the Distributor received commissions of $49,892 for front-end sales charges of Class A shares of the Funds, of which $49,892 was paid to affiliated broker-dealers.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2024 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Emerging Market Debt Fund	$52,745,431	$15,979,443	$—	$—
High Yield Bond Fund	395,825,129	251,368,433	48,306,678	40,675,376
Core Plus Bond Fund	188,181,483	185,078,154	55,780,591	55,896,102
Strategic Income Fund	229,582,149	225,531,626	6,935,145	12,448,420

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Market Debt Fund		High Yield Bond Fund

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$12	$2,160,282	$1,415,522
Distributions reinvested	681	1,644	171,777	197,830
Cost of shares redeemed	(1,448)	(11,195)	(592,781)	(1,111,918)

Change in Class A	$(767)	$(9,539)	$1,739,278	$501,434

Class I
Proceeds from shares issued	$10,210,698	$6,458,810	$203,556,414	$287,244,769
Distributions reinvested	1,612,397	2,319,939	16,411,537	19,634,451
Cost of shares redeemed	(10,089,096)	(2,258,534)	(72,561,425)	(140,944,321)

Change in Class I	$1,733,999	$6,520,215	$147,406,526	$165,934,899

Class R6
Proceeds from shares issued	$33,179,973	$—	$—	$—
Distributions reinvested	694,984	730	—	—
Cost of shares redeemed	(1,543,973)	—	—	—

Change in Class R6	$32,330,984	$730	$—	$—

Change in net assets resulting from capital transactions	$34,064,216	$6,511,406	$149,145,804	$166,436,333

SHARE TRANSACTIONS:
Class A
Issued	—	1	230,109	152,070
Reinvested	88	219	18,143	21,315
Redeemed	(196)	(1,468)	(62,255)	(120,061)

Change in Class A	(108)	(1,248)	185,997	53,324

Class I
Issued	1,301,757	863,992	21,172,480	30,505,012
Reinvested	205,825	301,566	1,717,679	2,092,577
Redeemed	(1,288,652)	(311,654)	(7,587,661)	(14,970,602)

Change in Class I	218,930	853,904	15,302,498	17,626,987

Class R6
Issued	4,295,265	—	—	—
Reinvested	84,618	95	—	—
Redeemed	(190,503)	—	—	—

Change in Class R6	4,189,380	95	—	—

Change in shares resulting from capital transactions	4,408,202	852,751	15,488,495	17,680,311

NOTES TO FINANCIAL STATEMENTS

	Core Plus Bond Fund		Strategic Income Fund

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$—	$80,860	$—
Distributions reinvested	151,552	100,947	343,457	217,745
Cost of shares redeemed	—	—	(30,410)	—

Change in Class A	$151,552	$100,947	$393,907	$217,745

Class I
Proceeds from shares issued	$—	$—	$3,305,223	$—
Distributions reinvested	1,093,359	777,143	2,534,416	1,616,186
Cost of shares redeemed	—	—	(2,080,987)	—

Change in Class I	$1,093,359	$777,143	$3,758,652	$1,616,186

Class R6
Proceeds from shares issued	$53,479	$—	$51,770	$—
Distributions reinvested	314,274	226,512	695,939	467,015

Change in Class R6	$367,753	$226,512	$747,709	$467,015

Change in net assets resulting from capital transactions	$1,612,664	$1,104,602	$4,900,268	$2,300,946

SHARE TRANSACTIONS:
Class A
Issued	—	—	8,174	—
Reinvested	18,197	12,051	35,512	22,894
Redeemed	—	—	(3,077)	—

Change in Class A	18,197	12,051	40,609	22,894

Class I
Issued	—	—	335,542	—
Reinvested	131,246	92,623	261,975	169,769
Redeemed	—	—	(210,078)	—

Change in Class I	131,246	92,623	387,439	169,769

Class R6
Issued	6,071	—	5,294	—
Reinvested	37,723	27,006	71,939	49,045

Change in Class R6	43,794	27,006	77,233	49,045

Change in shares resulting from capital transactions	193,237	131,680	505,281	241,708

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

NOTES TO FINANCIAL STATEMENTS

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of March 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$75,687,527	$3,001,253	$(1,483,245)	$1,518,008
High Yield Bond Fund	626,932,460	11,497,202	(5,390,923)	6,106,279
Core Plus Bond Fund	53,506,836	940,729	(1,186,522)	(245,793)
Strategic Income Fund	55,083,513	1,081,608	(1,083,800)	(2,192)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses, significant debt modifications and mark to market on derivatives.

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$2,354,279	$—	$2,354,279	$2,354,279
High Yield Bond Fund	21,874,221	—	21,874,221	21,874,221
Core Plus Bond Fund	1,104,602	—	1,104,602	1,104,602
Strategic Income Fund	1,303,132	997,815	2,300,947	2,300,947

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2024.

As of September 30, 2023, the Emerging Market Debt Fund, the High Yield Bond Fund, and the Core Plus Bond Fund had short-term capital loss carryforwards of $6,292,737, $9,282,856 and $3,711,925 and long-term capital loss carryforwards of $2,409,905, $13,195,436 and $2,512,080 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

NOTES TO FINANCIAL STATEMENTS

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2024, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Line of Credit

The Funds are participants in a single uncommitted, unsecured $50,000,000 line of credit with The Bank of New York Mellon, the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in the line of credit, there is no assurance that an individual fund will have access to all or any part of the $50,000,000 at any particular time. During the six months ended March 31, 2024, none of the Funds borrowed under the line of credit.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2024, outside of the affiliated accounts disclosed in Note 3, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	26.8%
High Yield Bond Fund	1	36.1%

In addition, three unaffiliated shareholders in aggregate owned 68.7% of the Emerging Market Debt Fund as of March 31, 2024. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

Interest Rate Risk:

A Fund’s yield and value will fluctuate as the general level of interest rates change. During periods when interest rates are low, a Fund’s yield may also be low. When interest rates increase, securities held by a Fund will generally decline in value. Interest rate changes are influenced by a number of factors including government policy, inflation expectations, and supply and demand. Municipal securities may be issued on a when-issued or delayed delivery basis, where payment and delivery take place at a future date. A Fund assumes the risk that the value of the security at delivery may be more or less than the purchase price.

NOTES TO FINANCIAL STATEMENTS

Credit Spread Risk:

A Fund’s investments may be adversely affected if any of the issuers it is invested in are subject to an actual or perceived (whether by market participants, rating agencies, pricing services or otherwise) deterioration to their credit quality. Any actual or perceived deterioration may lead to an increase in the credit spreads and a decline in price of the issuer’s securities.

Currency Risk:

Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. Dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. Dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investment denominated in that currency. Currency markets generally are not as regulated as securities markets.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% (3.75% for the Core Plus Bond Fund and Strategic Income Fund) and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Debt Fund, Core Plus Bond Fund and Strategic Income Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23–3/31/24	Annualized Expense Ratio During Period 10/1/23–3/31/24
Emerging Market Debt Fund
	Class A	$1,000.00	$1,129.50	$5.54	1.04%
	Class I	1,000.00	1,132.30	4.21	0.79%
	Class R6	1,000.00	1,132.70	3.95	0.74%
High Yield Bond Fund
	Class A	1,000.00	1,083.80	4.27	0.82%
	Class I	1,000.00	1,085.30	2.97	0.57%
Core Plus Bond Fund
	Class A	1,000.00	1,085.70	3.60	0.69%
	Class I	1,000.00	1,086.60	2.30	0.44%
	Class R6	1,000.00	1,086.80	2.03	0.39%
Strategic Income Fund
	Class A	1,000.00	1,055.70	4.47	0.87%
	Class I	1,000.00	1,056.60	3.19	0.62%
	Class R6	1,000.00	1,057.90	2.93	0.57%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23-3/31/24	Annualized Expense Ratio During Period 10/1/23-3/31/24
Emerging Market Debt Fund
	Class A	$1,000.00	$1,019.80	$5.25	1.04%
	Class I	1,000.00	1,021.05	3.99	0.79%
	Class R6	1,000.00	1,021.30	3.74	0.74%
High Yield Bond Fund
	Class A	1,000.00	1,020.90	4.14	0.82%
	Class I	1,000.00	1,022.15	2.88	0.57%
Core Plus Bond Fund
	Class A	1,000.00	1,021.55	3.49	0.69%
	Class I	1,000.00	1,022.80	2.23	0.44%
	Class R6	1,000.00	1,023.05	1.97	0.39%
Strategic Income Fund
	Class A	1,000.00	1,020.65	4.39	0.87%
	Class I	1,000.00	1,021.90	3.13	0.62%
	Class R6	1,000.00	1,022.15	2.88	0.57%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

Information Regarding the Approval of Investment Advisory and Sub-Advisory Agreements

In December 2023, the RBC Funds Board of Trustees approved an amendment to the investment sub-advisory agreement between RBC Global Asset Management (U.S.) Inc. (the “Advisor”) and RBC Global Asset Management (UK) Limited (the “Sub-Advisor”) for the RBC BlueBay Emerging Market Debt Fund and RBC BlueBay High Yield Bond Fund. Under the amended sub-advisory agreement, for the services provided by the Sub-Advisor to each of the Funds, the Advisor pays the Sub-Advisor a fee, computed daily and payable monthly, equal to 60% of the management fee paid to the Advisor by each Fund, after deducting the amounts of any fees waived or expenses paid or reimbursed by the Advisor pursuant to any expense limitation arrangements then in place between the Advisor and the Fund. The amendment reflected a reallocation of the portion of the management fee payable by the Advisor to the Sub-Advisor, with no change in the overall management fees payable by the Funds. The amendment was proposed by the Advisor as a result of an integration and alignment of RBC sub-advisory services within the Sub-Advisor and was intended to more accurately reflect how investment management services and related responsibility for the Funds are apportioned among the Advisor and Sub-Advisor. The Trustees were familiar with the integration of sub-advisory services within the Sub-Advisor, considered that the quality and quantity of services provided to the Funds would not be reduced, and approved the amended sub-advisory agreement, determining that the compensation payable to the Sub-Advisor was fair and reasonable in light of the nature and quality of services provided.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program for the RBC Funds established in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). RBC Global Asset Management (U.S.) Inc. (“RBC GAM”), the investment adviser to each Fund, serves as the Program Administrator and administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee.

RBC GAM, as Program Administrator, provided the Board with a report addressing the operation of the Program during the year ending December 31, 2023 and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum and any material changes to the Program.

I. Key Conclusions of the Report

During the review period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund, and no Fund was required to set a highly liquid investments minimum. There were no material changes to the Program implemented during the review period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the review period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and provided quarterly reports to the Board throughout the review period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Short and Long-Term Cash Flow Projections. The Funds’ cash flows and related attributes were such that cash flows did not have a material effect on the ability to meet redemptions during the review period.

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the review period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

B. Review of Initial Liquidity Risk

During the review period, no new RBC Funds were launched.

C. Portfolio Holdings Classifications

During the review period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the review period, the Funds also classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the review period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the review period.

Classification Review. As required by the Liquidity Rule, the Program Administrator reviewed the Funds’ liquidity classifications on a monthly basis as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. Russian affiliated assets continued to remain illiquid due to the Russian-Ukrainian conflict and the related widespread sanctions against Russian-affiliated assets. During the review period, the Program Administrator determined that there were no unplanned market closures or events that required additional assessments of the Funds’ liquidity classifications.

D. Highly Liquid Investments Minimum

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the review period as described in the Report. Accordingly, a highly liquid investments minimum was not required for any Fund during the review period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the review period did any Fund breach the 15% limit.

F. Redemptions in Kind

There were no redemptions in-kind effected during the review period.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-RN (reporting holdings of illiquid investments exceeding 15%) were required to be filed during the period and none were filed.

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RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

Semi-Annual Report For the six months ended March 31, 2024 RBC SMID Cap Growth Fund RBC Enterprise Fund RBC Small Cap Core Fund RBC Microcap Value Fund RBC Small Cap Value Fund

	RBC Funds
About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-PORT. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.dfinview.com/usrbcgam. Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Current and future holdings are subject to risk.

Table of	Portfolio Managers	1
Contents	Performance Summary (Unaudited)	3
	Fund Statistics (Unaudited)
	- RBC SMID Cap Growth Fund	6
	- RBC Enterprise Fund	7
	- RBC Small Cap Core Fund	8
	- RBC Microcap Value Fund	9
	- RBC Small Cap Value Fund	10
	Schedules of Portfolio Investments	11
	Financial Statements
	- Statements of Assets and Liabilities	35
	- Statements of Operations	39
	- Statements of Changes in Net Assets	41
	Financial Highlights	46
	Notes to Financial Statements	59
	Share Class Information	73
	Supplemental Information	74
	Statement Regarding Liquidity Risk Management Program	76

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance James

Senior Portfolio Manager

Lance is Senior Equity Portfolio Manager, U.S. Equities Core and Value at RBC GAM-US and is responsible for portfolio management of the Small Cap Core Fund, Enterprise Fund, Microcap Value Fund and Small Cap Value Fund. He also conducts research for these strategies. Before joining the organization in 2006, Lance was a portfolio manager and research analyst for two large American asset management firms. During his tenure with these firms, he served as head of their small/mid cap value team. Lance began his career in the investment industry in 1980.

Kenneth Tyszko, CFA

Managing Director and Senior Portfolio Manager

Ken is a senior portfolio manager and head of the U.S. Small and Mid-Cap Growth Team at RBC GAM-US and responsible for management of the SMID Cap Growth Fund. In this role, he provides fundamental research and portfolio management for small, SMID and mid cap growth strategies. Prior to joining the organization in 2001, Ken served as a portfolio manager for several U.S.-based asset management companies. His background also includes experience at an international accounting and consulting firm. Ken has been a guest on Bloomberg Television, Bloomberg Radio, CNBC and WebFN. He joined the investment industry in 1984.

Rich Drage, CFA

Portfolio Manager

Rich is a member of RBC GAM-US’s U.S. Small and Mid-Cap Growth Team and is a portfolio manager for SMID Cap Growth Fund. In this role, he provides fundamental research and portfolio management for the firm’s small, SMID and mid cap growth strategies in the U.S. Rich joined the organization in 2009 from a global quantitative trading firm, where he was a senior research analyst. Before that, he worked as a senior equity analyst for a private investment management firm. Rich’s previous experience also includes various research and portfolio management responsibilities at several different investment management firms based in the U.S. He began his career in the investment industry in 1994.

1

PORTFOLIO MANAGERS

Murphy O’Flaherty, CFA

Portfolio Manager

Murphy O’Flaherty is a portfolio manager for the RBC Enterprise Fund and Microcap Value Fund and senior equity analyst providing research for the U.S. Microcap Core, Small Cap Core and Small Cap Value investment strategies. Prior to joining RBC GAM-US in 2015, she was executive director at a large global full-service brokerage and investment bank. In that role, she utilized fundamental equity research to advise and make stock recommendations to asset managers employing all major investment strategies within all market capitalizations. Previously, Murphy served in a similar role as director at a large Canadian financial institution. She also worked in equities and fixed income for two separate global financial services companies. Murphy earned a BA from Yale University and MBA from Duke University and has worked in the investment industry since 1995.

Alison Kerivan

Associate Portfolio Manager

Alison Kerivan is an associate portfolio manager for the RBC Small Cap Value Fund and a member of the RBC U.S. Value and Core Equity (Small and Microcap) team at RBC GAM-US. In this role, she provides portfolio management for Small Cap Value and conducts research for the U.S. Microcap Core, Small-cap Core, Small-cap Value and Microcap Value strategies. Prior to joining the firm in 2016, Alison worked as a senior U.S. equity research analyst for two separate American investment management companies, and as a senior global equity research analyst for one of the world’s largest asset managers. She began her career in the financial industry in 1995.

2

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	10 Year	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2024 (Unaudited)

RBC SMID Cap Growth Fund(c)
Class A
- Including Max Sales Charge of 5.75%	9.13%	9.75%	9.43%
- At Net Asset Value	15.78%	11.07%	10.08%	1.07%	1.25%
Class I
- At Net Asset Value	16.02%	11.34%	10.35%	0.82%	1.05%
Class R6
- At Net Asset Value	16.15%	11.42%	10.42%	0.77%	0.98%

Russell 2500 Growth Index(d)	21.12%	9.39%	9.56%
RBC Enterprise Fund
Class A
- Including Max Sales Charge of 5.75%	17.30%	7.88%	4.85%
- At Net Asset Value	24.46%	9.17%	5.48%	1.36%	2.22%
Class I
- At Net Asset Value	24.77%	9.44%	5.74%	1.11%	1.29%

Russell Microcap Index(d)	17.78%	6.90%	5.96%
RBC Small Cap Core Fund(e)
Class A
- Including Max Sales Charge of 5.75%	19.15%	8.93%	5.54%
- At Net Asset Value	26.45%	10.23%	6.17%	1.16%	1.70%
Class I
- At Net Asset Value	26.72%	10.51%	6.44%	0.91%	1.31%
Class R6
- At Net Asset Value	26.79%	10.55%	6.45%	0.88%	38.45%

Russell 2000 Index(d)	19.71%	8.10%	7.58%
RBC Microcap Value Fund
Class A
- Including Max Sales Charge of 5.75%	11.03%	7.87%	6.42%
- At Net Asset Value	17.80%	9.15%	7.06%	1.34%	1.64%
Class I
- At Net Asset Value	18.05%	9.42%	7.32%	1.09%	1.20%

Russell Microcap Value Index(d)	18.95%	8.15%	7.07%

3

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	5 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(b)
Average Annual Total Returns as of March 31, 2024 (Unaudited)

RBC Small Cap Value Fund(f)
Class A
- Including Max Sales Charge of 5.75%	18.65%	6.91%	6.61%
- At Net Asset Value	25.90%	8.18%	7.29%	1.11%	37.04%
Class I
- At Net Asset Value	26.21%	8.33%	7.44%	0.86%	1.37%
Class R6
- At Net Asset Value	26.35%	8.53%	7.58%	0.81%	34.71%

Russell 2000 Value Index(d)	18.75%	8.17%	7.36%

Parentheses indicate negative performance returns.

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.com. Please see footnotes below.

(a)	The Funds’ expenses are from the Funds’ most recent prospectus dated January 29, 2024. For current expense ratio information, please see the Financial Highlights starting on page 46.

(b)	The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at the levels shown in the Funds’ prospectus until January 31, 2025.

(c)

The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception and has been adjusted to reflect the fees and expenses of Class R6.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but does not include sales fees or operating expenses. You cannot invest directly in indices.

(e)

The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception and has been adjusted to reflect the fees and expenses of Class R6.

(f)

The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares, November 21, 2016 for Class R6 shares and January 28, 2021 for Class A shares. The performance in the table for the Class R6 shares prior to November 21, 2016 and for Class A shares prior to January 28, 2021 reflects the performance of the Class I shares since the Fund’s inception and has been adjusted to reflect the fees and expenses of Classes R6 and Class A, respectively. The performance of the index since inception of the Fund is calculated from December 3, 2014.

4

PERFORMANCE SUMMARY (UNAUDITED)

The Russell 2500 Growth Index measures the performance of the small and mid capitalization growth segment of the U.S. equity market. It includes those companies with higher price-to-book ratios and higher forecasted growth rates in the Russell 2500™ Index, which comprises the smallest 2,500 companies in the Russell 3000® Index.

The Russell Microcap Index measures the performance of the micro capitalization segment of the U.S. equity market. It comprises the smallest 1,000 companies in the Russell 2000 Index plus 1,000 smaller U.S. equities.

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity market. It comprises approximately 2,000 small capitalization companies in the Russell 3000® Index

The Russell Microcap Value Index measures the performance of the micro capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell Microcap® Index.

The Russell 2000 Value Index measures the performance of the small capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 2000® Index.

You cannot invest directly in an index.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Mutual Fund investing involves risk. Principal loss is possible.

5

FUND STATISTICS (UNAUDITED)
RBC SMID Cap Growth Fund
Investment Objective	The Fund seeks long-term capital appreciation.
Benchmark	Russell 2500 Growth Index
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/24) (%	TechnipFMC Plc Onto Innovation, Inc. Integer Holdings Corp. WEX, Inc. Merit Medical Systems, Inc.	3.07% 2.09% 1.99% 1.96% 1.89%	Installed Building Products, Inc. Medpace Holdings, Inc. Tetra Tech, Inc. CyberArk Software Ltd. Kinsale Capital Group, Inc.	1.89% 1.88% 1.87% 1.84% 1.81%
of Fund’s net assets)	*A listing of all portfolio holdings can be found beginning on page 11
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over the 10 year period ended March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

6

FUND STATISTICS (UNAUDITED)

RBC Enterprise Fund
The Fund seeks long-term growth of capital.						Investment Objective
Russell Microcap Value Index						Benchmark
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)

iShares Russell Microcap Index Fund Ducommun, Inc. UFP Technologies, Inc. Barrett Business Services, Inc. SPDR S&P Biotech ETF	3.24 2.67 2.65 2.34 2.33	% % % % %	Koppers Holdings, Inc. Compass Diversified Holdings Onto Innovation, Inc. iShares Biotechnology ETF Astrana Health, Inc.	2.26 2.20 2.16 2.15 2.05	% % % % %	Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of
*A listing of all portfolio holdings can be found beginning on page 14						Fund’s net assets)
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over the 10 year period ended March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

7

FUND STATISTICS (UNAUDITED)
RBC Small Cap Core Fund
Investment Objective	The Fund seeks long-term growth of capital.
Benchmark	Russell 2000 Index
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of	Atkore, Inc. Compass Diversified Holdings Taylor Morrison Home Corp. Barrett Business Services, Inc. Matador Resources Co.	3.91 3.72 3.15 3.10 3.08	% % % % %	Ducommun, Inc. Group 1 Automotive, Inc. Magnolia Oil & Gas Corp. CBIZ, Inc. Super Micro Computer, Inc.	2.95 2.87 2.57 2.54 2.47	% % % % %

Fund’s net assets)	*A listing of all portfolio holdings can be found beginning on page 17
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over the 10 year period ended March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

8

FUND STATISTICS (UNAUDITED)

RBC Microcap Value Fund
The Fund seeks long-term growth of capital.						Investment Objective
Russell Microcap Value Index						Benchmark
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)

Ducommun, Inc. North American Construction Group Ltd. Miller Industries, Inc. Beazer Homes USA, Inc. Enova International, Inc.	1.30 1.09 1.08 1.02 1.00	% % % % %	Federal Agricultural Mortgage Corp. Oil-Dri Corp. of America CompX International, Inc. National Western Life Group, Inc. Photronics, Inc.	1.00 0.99 0.99 0.96 0.83	% % % % %	Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 20
Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial hypothetical investment of $250,000 over the 10 year period ended March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

9

FUND STATISTICS (UNAUDITED)
RBC Small Cap Value Fund
Investment Objective	The Fund seeks long-term capital appreciation.
Benchmark	Russell 2000 Value Index
Asset Allocation as of 3/31/24 (% of Fund’s investments) & Top Five GICS sectors (as of 3/31/24) (% of Fund’s net assets)

Top Ten Holdings (excluding investment companies) (as of 3/31/24) (% of Fund’s net assets)	Matador Resources Co. Compass Diversified Holdings Taylor Morrison Home Corp. Magnolia Oil & Gas Corp. Reinsurance Group of America, Inc.	3.47 3.13 3.10 2.92 2.85	% % % % %	Columbus McKinnon Corp. Atkore, Inc. MKS Instruments, Inc. Barrett Business Services, Inc. Group 1 Automotive, Inc.	2.71 2.67 2.63 2.56 2.42	% % % % %

*A listing of all portfolio holdings can be found beginning on page 32
Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial hypothetical investment of $100,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2024 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures. This chart does not imply any future performance.

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2024 (Unaudited)

Shares		Value

Common Stocks — 97.46%
Communication Services — 3.70%
13,857	Nexstar Media Group, Inc.	$2,387,422
84,268	PubMatic, Inc., Class A*	1,998,837
45,720	TechTarget, Inc.*	1,512,418

		5,898,677

Consumer Discretionary — 12.54%
12,260	Burlington Stores, Inc.*	2,846,649
15,759	Columbia Sportswear Co.	1,279,316
30,130	Fox Factory Holding Corp.*	1,568,869
34,929	Gentherm, Inc.*	2,011,212
50,330	G-III Apparel Group Ltd.*	1,460,073
11,626	Installed Building Products, Inc.	3,007,995
15,688	LCI Industries	1,930,565
30,740	Ollie’s Bargain Outlet Holdings, Inc.*	2,445,982
21,540	Planet Fitness, Inc., Class A*	1,349,050
13,610	Texas Roadhouse, Inc.	2,102,337

		20,002,048

Consumer Staples — 3.84%
6,595	Casey’s General Stores, Inc.	2,100,178
15,730	Freshpet, Inc.*	1,822,478
29,451	Performance Food Group Co.*	2,198,222

		6,120,878

Energy — 3.07%
194,990	TechnipFMC Plc	4,896,199

Financials — 7.33%
13,736	FirstCash Holdings, Inc.	1,751,889
8,342	Jack Henry & Associates, Inc.	1,449,256
5,507	Kinsale Capital Group, Inc.	2,889,743
31,650	Stifel Financial Corp.	2,474,081
13,123	WEX, Inc.*	3,117,106

		11,682,075

Health Care — 18.57%
104,410	Alphatec Holdings, Inc.*	1,439,814
150,020	Avid Bioservices, Inc.*	1,005,134
27,721	Azenta, Inc.*	1,671,022
28,430	Bio-Techne Corp.	2,001,188
81,190	Certara, Inc.*	1,451,677
8,440	Charles River Laboratories International, Inc.*	2,286,818
15,560	CONMED Corp.	1,246,045
26,247	Haemonetics Corp.*	2,240,182
19,324	HealthEquity, Inc.*	1,577,418
27,200	Integer Holdings Corp.*	3,173,696
28,145	Integra LifeSciences Holdings Corp.*	997,740

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
7,420	Medpace Holdings, Inc.*	$2,998,793
39,838	Merit Medical Systems, Inc.*	3,017,729
98,550	Neogen Corp.*	1,555,119
11,160	Repligen Corp.*	2,052,547
23,230	STAAR Surgical Co.*	889,244

		29,604,166

Industrials — 18.89%
12,420	AGCO Corp.	1,527,908
60,054	Ameresco, Inc., Class A*	1,449,103
13,493	Applied Industrial Technologies, Inc.	2,665,542
15,490	ASGN, Inc.*	1,622,732
4,840	CACI International, Inc., Class A*	1,833,537
13,090	EnPro Industries, Inc.	2,209,199
59,455	ExlService Holdings, Inc.*	1,890,669
16,172	ICF International, Inc.	2,435,988
15,910	John Bean Technologies Corp.	1,668,800
7,877	Landstar System, Inc.	1,518,371
47,454	Mercury Systems, Inc.*	1,399,893
10,490	Paylocity Holding Corp.*	1,802,812
8,530	RBC Bearings, Inc.*	2,306,086
16,120	Tetra Tech, Inc.	2,977,525
18,239	Woodward, Inc.	2,810,995

		30,119,160

Information Technology — 24.06%
22,557	Altair Engineering, Inc., Class A*	1,943,286
10,073	Badger Meter, Inc.	1,629,912
11,029	CyberArk Software Ltd.*	2,929,633
33,229	Diodes, Inc.*	2,342,645
30,490	Dynatrace, Inc.*	1,415,956
33,101	Envestnet, Inc.*	1,916,879
33,188	ePlus, Inc.*	2,606,586
19,290	Five9, Inc.*	1,198,102
7,356	Globant SA*	1,485,176
65,630	Informatica, Inc., Class A*	2,297,050
5,578	Littelfuse, Inc.	1,351,828
8,453	Manhattan Associates, Inc.*	2,115,194
13,656	Novanta, Inc.*	2,386,659
18,430	Onto Innovation, Inc.*	3,337,304
26,200	Perficient, Inc.*	1,474,798
13,640	Plexus Corp.*	1,293,345
63,290	Sapiens International Corp. NV	2,035,406
14,020	Silicon Laboratories, Inc.*	2,014,954
14,032	SPS Commerce, Inc.*	2,594,517

		38,369,230

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
Materials — 4.29%
13,515	AptarGroup, Inc.	$1,944,673
10,548	Balchem Corp.	1,634,413
18,083	HB Fuller Co.	1,441,938
5,422	Reliance, Inc.	1,811,924

		6,832,948

Real Estate — 1.17%
15,614	Lamar Advertising Co., REIT, Class A	1,864,468

Total Common Stocks		155,389,849

(Cost $121,330,772)

Investment Company — 3.70%
5,901,355	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	5,901,355

Total Investment Company		5,901,355

(Cost $5,901,355)

Total Investments		$161,291,204
(Cost $127,232,127)(b) — 101.16%

Liabilities in excess of other assets — (1.16)%		(1,850,221)

NET ASSETS — 100.00%		$159,440,983

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2024 (Unaudited)

Shares		Value
Common Stocks — 88.93%
Consumer Discretionary — 9.24%
28,590	Beazer Homes USA, Inc.*	$937,752
132,810	Destination XL Group, Inc.*	478,116
20,900	Genesco, Inc.*	588,126
39,100	G-III Apparel Group Ltd.*	1,134,291
2,710	Group 1 Automotive, Inc.	791,943
6,630	Oxford Industries, Inc.	745,212
10,503	Patrick Industries, Inc.	1,254,794
15,840	Steven Madden Ltd.	669,715

		6,599,949

Consumer Staples — 2.07%
6,560	John B Sanfilippo & Son, Inc.	694,835
9,100	MGP Ingredients, Inc.	783,783

		1,478,618

Energy — 6.64%
21,420	Delek US Holdings, Inc.	658,451
54,039	FutureFuel Corp.	435,014
43,540	Magnolia Oil & Gas Corp., Class A	1,129,863
19,040	Matador Resources Co.	1,271,301
33,740	Par Pacific Holdings, Inc.*	1,250,404

		4,745,033

Financials — 16.45%
9,100	AMERISAFE, Inc.	456,547
47,850	Banc of California, Inc.	727,799
6,670	Cambridge Bancorp	454,627
65,258	Compass Diversified Holdings	1,570,760
10,420	Esquire Financial Holdings, Inc.	494,637
24,370	First Bancorp/Southern Pines, NC	880,244
19,970	German American Bancorp, Inc.	691,761
28,806	Mercantile Bank Corp.	1,108,743
13,130	Northrim BanCorp, Inc.	663,196
18,050	Preferred Bank/Los Angeles, CA	1,385,698
26,700	Silvercrest Asset Management Group, Inc., Class A	422,127
18,710	Southern First Bancshares, Inc.*	594,230
24,372	Stellar Bancorp, Inc.	593,702
12,050	Stewart Information Services Corp.	783,973
18,960	Stock Yards Bancorp, Inc.	927,334

		11,755,378

Health Care — 10.71%
34,810	Astrana Health, Inc.*	1,461,672
19,190	Lantheus Holdings, Inc.*	1,194,385
92,410	Maravai LifeSciences Holdings, Inc., Class A*	801,195
157,410	MiMedx Group, Inc.*	1,212,057

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
37,240	Surmodics, Inc.*	$1,092,622
7,500	UFP Technologies, Inc.*	1,891,500

		7,653,431

Industrials — 22.47%
100,520	ACCO Brands Corp.	563,917
37,085	Allient Inc.	1,323,193
13,190	Barrett Business Services, Inc.	1,671,437
26,410	Bowman Consulting Group Ltd.*	918,804
7,738	Casella Waste Systems, Inc., Class A*	765,056
15,880	CBIZ, Inc.*	1,246,580
26,770	Columbus McKinnon Corp.	1,194,745
21,620	Douglas Dynamics, Inc.	521,474
37,136	Ducommun, Inc.*	1,905,077
20,730	Enerpac Tool Group Corp.	739,232
23,186	Greenbrier Cos., Inc. (The)	1,207,991
88,090	Hudson Technologies, Inc.*	969,871
27,743	Insteel Industries, Inc.	1,060,337
4,670	Standex International Corp.	850,967
34,240	Thermon Group Holdings, Inc.*	1,120,333

		16,059,014

Information Technology — 12.41%
27,330	Cohu, Inc.*	910,909
37,500	Model N, Inc.*	1,067,625
26,810	Napco Security Technologies, Inc.	1,076,690
6,763	Novanta, Inc.*	1,181,969
8,520	Onto Innovation, Inc.*	1,542,802
11,402	PC Connection, Inc.	751,734
27,516	Sapiens International Corp. NV	884,915
950	Super Micro Computer, Inc.*	959,528
13,855	Vishay Precision Group, Inc.*	489,497

		8,865,669

Materials — 4.88%
29,207	Koppers Holdings, Inc.	1,611,350
10,860	Materion Corp.	1,430,805
20,200	Metallus, Inc.*	449,450

		3,491,605

Real Estate — 3.20%
75,810	Chatham Lodging Trust, REIT	766,439
15,700	Community Healthcare Trust, Inc., REIT	416,835
73,470	Summit Hotel Properties, Inc., REIT	478,290
38,400	UMH Properties, Inc., REIT	623,616

		2,285,180

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
Utilities — 0.86%
11,710	Unitil Corp.	$613,018

Total Common Stocks		63,546,895

(Cost $38,541,363)

Exchange Traded Funds — 7.73%
11,210	iShares Biotechnology ETF	1,538,236
19,120	iShares Russell Microcap Index Fund	2,317,153
17,580	SPDR S&P Biotech ETF	1,668,166

Total Exchange Traded Funds		5,523,555

(Cost $5,062,941)

Investment Company — 3.38%
2,415,756	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	2,415,756

Total Investment Company		2,415,756

(Cost $2,415,756)

Total Investments		$71,486,206
(Cost $46,020,060)(b) — 100.04%

Liabilities in excess of other assets — (0.04)%		(31,887)

NET ASSETS — 100.00%		$71,454,319

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2024 (Unaudited)

Shares		Value
Common Stocks — 96.17%
Communication Services — 2.24%
6,074	Nexstar Media Group, Inc.	$1,046,489

Consumer Discretionary — 13.13%
841	Deckers Outdoor Corp.*	791,600
13,613	G-III Apparel Group Ltd.*	394,913
4,580	Group 1 Automotive, Inc.	1,338,413
1,762	LCI Industries	216,832
4,510	Oxford Industries, Inc.	506,924
9,254	Patrick Industries, Inc.	1,105,575
23,660	Taylor Morrison Home Corp.*	1,470,942
18,776	Topgolf Callaway Brands Corp.*	303,608

		6,128,807

Consumer Staples — 1.99%
4,050	John B Sanfilippo & Son, Inc.	428,976
5,790	MGP Ingredients, Inc.	498,693

		927,669

Energy — 8.67%
37,896	FutureFuel Corp.	305,063
46,146	Magnolia Oil & Gas Corp., Class A	1,197,488
21,540	Matador Resources Co.	1,438,226
29,799	Par Pacific Holdings, Inc.*	1,104,351

		4,045,128

Financials — 10.71%
72,112	Compass Diversified Holdings	1,735,736
5,270	Independent Bank Group, Inc.	240,576
7,680	Pinnacle Financial Partners, Inc.	659,558
8,964	Preferred Bank/Los Angeles, CA	688,166
7,780	Stellar Bancorp, Inc.	189,521
9,620	Stewart Information Services Corp.	625,877
7,366	United Community Banks, Inc.	193,873
6,340	Wintrust Financial Corp.	661,833

		4,995,140

Health Care — 8.49%
18,951	Astrana Health, Inc.*	795,753
11,694	Globus Medical, Inc., Class A*	627,266
14,556	Lantheus Holdings, Inc.*	905,965
2,353	Masimo Corp.*	345,538
100,980	MiMedx Group, Inc.*	777,546
1,291	West Pharmaceutical Services, Inc.	510,862

		3,962,930

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value

Industrials — 26.62%
132,885	ACCO Brands Corp.	$745,485
10,110	Arcosa, Inc.	868,045
9,579	Atkore, Inc.	1,823,458
11,430	Barrett Business Services, Inc.	1,448,409
15,096	CBIZ, Inc.*	1,185,036
24,781	Columbus McKinnon Corp.	1,105,976
26,823	Ducommun, Inc.*	1,376,020
12,770	Enerpac Tool Group Corp.	455,378
16,055	Greenbrier Cos., Inc. (The)	836,465
60,060	Hudson Technologies, Inc.*	661,261
21,390	Insteel Industries, Inc.	817,526
6,310	Terex Corp.	406,364
21,090	Thermon Group Holdings, Inc.*	690,065

		12,419,488

Information Technology — 15.22%
4,123	Ambarella, Inc.*	209,325
17,190	Cohu, Inc.*	572,943
7,670	InterDigital, Inc.	816,548
6,754	MKS Instruments, Inc.	898,282
6,649	Model N, Inc.*	189,297
3,166	Novanta, Inc.*	553,322
5,181	Onto Innovation, Inc.*	938,175
2,450	PC Connection, Inc.	161,529
18,049	Sapiens International Corp. NV	580,456
1,140	Super Micro Computer, Inc.*	1,151,434
13,840	Tenable Holdings, Inc.*	684,111
9,760	Vishay Precision Group, Inc.*	344,821

		7,100,243

Materials — 4.10%
19,561	Koppers Holdings, Inc.	1,079,180
6,310	Materion Corp.	831,343

		1,910,523

Real Estate — 4.16%
23,490	DiamondRock Hospitality Co., REIT	225,739
4,110	EastGroup Properties, Inc., REIT	738,855
19,928	STAG Industrial, Inc., REIT	766,032
13,059	UMH Properties, Inc., REIT	212,078

		1,942,704

Utilities — 0.84%
7,520	Unitil Corp.	393,672

Total Common Stocks		44,872,793

(Cost $25,433,038)

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
Exchange Traded Funds — 2.39%
168	iShares Russell 2000 Index Fund	$35,331
11,390	SPDR S&P Biotech ETF	1,080,797

Total Exchange Traded Funds		1,116,128

(Cost $1,385,614)

Investment Company — 1.68%
785,217	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	785,217

Total Investment Company		785,217

(Cost $785,217)

Total Investments		$46,774,138
(Cost $27,603,869)(b) — 100.24%

Liabilities in excess of other assets — (0.24)%		(110,425)

NET ASSETS — 100.00%		$46,663,713

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2024 (Unaudited)

Shares		Value
Common Stocks — 98.72%
Communication Services — 1.72%
55,600	AdTheorent Holding Co., Inc.*	$178,476
13,700	AMC Networks, Inc., Class A*	166,181
10,300	Boston Omaha Corp., Class A*	159,238
54,350	DHI Group, Inc.*	138,592
50,900	Entravision Communications Corp., Class A	83,476
12,843	EW Scripps Co. (The), Class A*	50,473
5,300	Marcus Corp. (The)	75,578
41,900	National CineMedia, Inc.*	215,785
119,400	Point.360*,(a),(b),(c)	0
14,600	Reservoir Media, Inc.*	115,778
18,900	Saga Communications, Inc., Class A	421,659
17,600	Spok Holdings, Inc.	280,720

		1,885,956

Consumer Discretionary — 16.23%
550	AMCON Distributing Co.	101,200
4,900	America’s Car-Mart, Inc.*	312,963
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
11,900	Bassett Furniture Industries, Inc.	175,644
34,100	Beazer Homes USA, Inc.*	1,118,480
20,600	Big 5 Sporting Goods Corp.	72,512
930	Biglari Holdings, Inc., Class B*	176,402
6,300	Canterbury Park Holding Corp.	142,443
5,393	Century Communities, Inc.	520,425
6,400	Citi Trends, Inc.*	173,632
41,500	Crown Crafts, Inc.	211,650
7,700	Denny’s Corp.*	68,992
9,800	Designer Brands, Inc., Class A	107,114
23,700	Destination XL Group, Inc.*	85,320
1,500	Dream Finders Homes, Inc., Class A*	65,595
17,700	El Pollo Loco Holdings, Inc.*	172,398
13,300	Escalade, Inc.	182,875
12,400	Ethan Allen Interiors, Inc.	428,668
7,000	Flanigan’s Enterprises, Inc.	179,022
13,400	Flexsteel Industries, Inc.	499,820
3,300	Genesco, Inc.*	92,862
5,900	GigaCloud Technology, Inc., Class A*	157,648
4,500	Hamilton Beach Brands Holding Co., Class A	109,620
18,680	Haverty Furniture Cos., Inc.	637,362
10,400	hhgregg, Inc.*	21
2,600	Hibbett, Inc.	199,706
49,900	Holley, Inc.*	222,554
5,000	Hooker Furnishings Corp.	120,050
3,300	Hovnanian Enterprises, Inc., Class A*	517,902
12,300	Inspired Entertainment, Inc.*	121,278
2,400	J Jill, Inc.*	76,728

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
5,400	JAKKS Pacific, Inc.*	$133,380
22,300	Jerash Holdings US, Inc.	68,238
7,340	Johnson Outdoors, Inc., Class A	338,447
23,500	Kid Brands, Inc.*,(a),(b),(c)	0
37,620	Lakeland Industries, Inc.	688,446
13,700	Landsea Homes Corp.*	199,061
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
8,900	La-Z-Boy, Inc.	334,818
16,100	Legacy Housing Corp.*	346,472
38,800	Lincoln Educational Services Corp.*	400,804
5,900	Live Ventures, Inc.*	159,123
5,380	M/I Homes, Inc.*	733,240
18,480	MarineMax, Inc.*	614,645
7,700	MasterCraft Boat Holdings, Inc.*	182,644
9,750	McRae Industries, Inc., Class A	443,918
2,285	Mecklermedia Corp.*,(a),(b),(c)	0
15,700	Mestek, Inc.*	392,500
1,300	Modine Manufacturing Co.*	123,747
16,940	Movado Group, Inc.	473,134
4,600	Nathan’s Famous, Inc.	325,680
13,000	Nobility Homes, Inc.	416,130
3,400	OneWater Marine, Inc., Class A*	95,710
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
5,125	Patrick Industries, Inc.	612,284
26,600	Rocky Brands, Inc.	721,658
1,960	Sonic Automotive, Inc., Class A	111,602
14,000	Standard Motor Products, Inc.	469,700
3,730	Strattec Security Corp.*	88,513
12,110	Stride, Inc.*	763,535
9,089	Superior Group of Cos., Inc.	150,150
1,140	Taylor Morrison Home Corp.*	70,874
21,100	Tile Shop Holdings, Inc.*	148,333
6,700	Tilly’s, Inc., Class A*	45,560
58,800	Torrid Holdings, Inc.*	286,944
16,300	Universal Technical Institute, Inc.*	259,822
30,000	Universal Travel Group*,(a),(b),(c)	0
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
16,100	Weyco Group, Inc.	513,268
5,100	Zumiez, Inc.*	77,469

		17,840,735

Consumer Staples — 5.19%
6,100	Alico, Inc.	178,608
5,350	Andersons, Inc. (The)	306,929
7,825	Central Garden & Pet Co.*	335,145
1,831	Central Garden & Pet Co., Class A*	67,600
36	Hawaiian Macadamia Nut Orchards L.P.*,(b)	82,800
11,760	Ingles Markets, Inc., Class A	901,757

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
7,600	Limoneira Co.	$148,656
15,100	Natural Alternatives International, Inc.*	91,959
47,660	Natural Grocers by Vitamin Cottage, Inc.	860,263
19,500	Nature’s Sunshine Products, Inc.*	405,015
14,530	Oil-Dri Corp. of America	1,083,357
5,800	Seneca Foods Corp., Class A*	330,020
23,260	SpartanNash Co.	470,085
15,600	Village Super Market, Inc., Class A	446,316

		5,708,510

Energy — 5.67%
45,500	Aegean Marine Petroleum Network, Inc.*,(a),(b),(c)	0
21,800	Amplify Energy Corp.*	144,098
13,940	Baytex Energy Corp.	50,602
23,000	Berry Corp.	185,150
1,800	CONSOL Energy, Inc.	150,768
4,700	DMC Global, Inc.*	91,603
10,400	Dorian LPG Ltd.	399,984
10,000	Energy Services of America Corp.	82,500
22,700	Epsilon Energy Ltd.	124,737
65,990	FutureFuel Corp.	531,220
6,300	Geospace Technologies Corp.*	83,097
9,000	Global Partners LP	399,420
13,400	Hallador Energy Co.*	71,422
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
20,300	Mammoth Energy Services, Inc.*	73,892
3,900	NACCO Industries, Inc., Class A	117,780
5,100	Natural Gas Services Group, Inc.*	99,093
24,100	Newpark Resources, Inc.*	174,002
53,940	North American Construction Group Ltd.	1,201,783
25,600	PermRock Royalty Trust	107,008
62,000	PHX Minerals, Inc.	211,420
1,950	PrimeEnergy Resources Corp.*	195,488
15,600	Ranger Energy Services, Inc.	176,124
14,230	REX American Resources Corp.*	835,443
2,900	Riley Exploration Permian, Inc.	95,700
87,200	Ring Energy, Inc.*	170,912
5,500	SandRidge Energy, Inc.	80,135
64,300	Smart Sand, Inc.*	122,813
15,800	Solaris Oilfield Infrastructure, Inc., Class A	136,986
16,500	VAALCO Energy, Inc.	115,005

		6,228,185

Financials — 33.16%
4,700	ACNB Corp.	176,720
8,400	AFC Gamma, Inc., REIT	103,992
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
4,000	Alerus Financial Corp.	87,320
8,030	Amalgamated Financial Corp.	192,720

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
8,900	Amerant Bancorp, Inc.	$207,281
3,900	American Business Bank*	144,300
6,720	American National Bankshares, Inc.	320,947
7,600	Ames National Corp.	153,368
7,268	Apollo Commercial Real Estate Finance, Inc., REIT	80,966
24,470	Ares Commercial Real Estate Corp., REIT	182,302
2,800	Arrow Financial Corp.	70,056
5,300	Atlanticus Holdings Corp.*	156,827
10,950	Banc of California, Inc.	166,550
13,200	Banco Latinoamericano de Comercio Exterior SA, Class E	390,984
3,700	Bancorp, Inc. (The)*	123,802
2,800	Bank First Corp.	242,676
5,142	Bank of Marin Bancorp	86,231
6,000	Bank7 Corp.	169,200
14,400	BankFinancial Corp.	151,200
7,000	Bankwell Financial Group, Inc.	181,580
2,628	Banner Corp.	126,144
9,200	Bar Harbor Bankshares	243,616
5,300	BayCom Corp.	109,233
10,500	BCB Bancorp, Inc.	109,725
100,000	Beverly Hills Bancorp, Inc.*,(a),(b),(c)	0
11,923	BlackRock TCP Capital Corp.	124,357
16,500	BM Technologies, Inc.*	27,225
3,500	BNCCORP, Inc.	81,419
19,000	Bridgewater Bancshares, Inc.*	221,160
10,174	Brookline Bancorp, Inc.	101,333
5,500	Business First Bancshares, Inc.	122,540
1,700	C&F Financial Corp.	83,300
3,100	California BanCorp*	68,200
3,887	California First Leasing Corp.*	72,104
1,500	Cambridge Bancorp	102,240
2,100	Camden National Corp.	70,392
6,200	Capital Bancorp, Inc.	129,146
8,390	Capital City Bank Group, Inc.	232,403
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
10,300	Capstar Financial Holdings, Inc.	207,030
5,700	Carter Bankshares, Inc.*	72,048
4,100	Central Pacific Financial Corp.	80,975
5,700	Central Valley Community Bancorp	113,373
6,500	CF Bankshares, Inc.	129,805
1,900	Chemung Financial Corp.	80,712
10,100	Chicago Atlantic Real Estate Finance, Inc., REIT	159,277
2,800	ChoiceOne Financial Services, Inc.	76,580
8,200	Citizens & Northern Corp.	153,996
6,300	Citizens Community Bancorp, Inc.	76,545
2,727	Citizens Financial Services, Inc.	134,168
12,200	Civista Bancshares, Inc.	187,636
10,000	CNB Financial Corp.	203,900

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
3,000	Coastal Financial Corp.*	$116,610
3,800	Codorus Valley Bancorp, Inc.	86,488
6,600	Colony Bankcorp, Inc.	75,900
5,200	Community West Bancshares	80,496
75,903	Consumer Portfolio Services, Inc.*	573,827
10,600	Crescent Capital BDC, Inc.	182,956
1,400	Croghan Bancshares, Inc.	63,420
10,088	Dime Community Bancshares, Inc.	194,295
5,200	Donegal Group, Inc., Class A	73,528
12,500	Ellington Residential Mortgage, REIT	86,375
8,000	Embassy Bancorp, Inc.	109,200
17,520	Enova International, Inc.*	1,100,782
8,300	Enterprise Bancorp, Inc.	215,551
5,878	Enterprise Financial Services Corp.	238,412
4,700	Equity Bancshares, Inc., Class A	161,539
5,300	Esquire Financial Holdings, Inc.	251,591
6,800	ESSA Bancorp, Inc.	123,964
4,400	Evans Bancorp, Inc.	131,384
12,400	EZCORP, Inc., Class A*	140,492
3,600	Farmers & Merchants Bancorp, Inc.	80,244
16,500	Farmers National Banc Corp.	220,440
6,987	FB Financial Corp.	263,130
5,590	Federal Agricultural Mortgage Corp., Class C	1,100,559
2,800	Fidelity D&D Bancorp, Inc.	135,604
8,000	Financial Institutions, Inc.	150,560
6,700	First Bancorp, Inc. (The)	165,088
10,400	First Bank	142,896
7,700	First Business Financial Services, Inc.	288,750
6,700	First Community Bankshares, Inc.	232,021
8,560	First Financial Corp.	328,105
10,000	First Financial Northwest, Inc.	205,600
8,260	First Internet Bancorp	286,952
1,923	First Merchants Corp.	67,113
9,800	First of Long Island Corp. (The)	108,682
38,000	First Place Financial Corp.*,(a),(b),(c)	0
10,100	First Reliance Bancshares, Inc.*	80,800
5,400	First Savings Financial Group, Inc.	90,450
6,600	First Western Financial, Inc.*	96,228
3,200	Five Star Bancorp	72,000
8,600	Flushing Financial Corp.	108,446
8,400	FS Bancorp, Inc.	291,564
13,250	FVCBankcorp, Inc.*	161,385
7,600	GCM Grosvenor, Inc., Class A	73,416
11,000	Gladstone Capital Corp.	118,030
10,200	Gladstone Investment Corp.	145,146
8,300	Green Dot Corp., Class A*	77,439
8,550	Guaranty Bancshares, Inc.	259,578
8,700	Guild Holdings Co., Class A	128,325
11,700	Hanmi Financial Corp.	186,264

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
3,500	Hawthorn Bancshares, Inc.	$71,505
14,200	HBT Financial, Inc.	270,368
700	Hingham Institution for Savings (The), FOR	122,122
5,000	Home Bancorp, Inc.	191,550
11,340	HomeTrust Bancshares, Inc.	310,036
11,600	Independent Bank Corp.	294,060
8,500	Investar Holding Corp.	139,060
3,893	Investors Title Co.	635,299
7,874	Lakeland Bancorp, Inc.	95,275
6,400	LCNB Corp.	102,016
18,630	LINKBANCORP, Inc.	129,292
28,000	Macatawa Bank Corp.	274,120
38,700	Manhattan Bridge Capital, Inc., REIT	195,822
16,700	Medallion Financial Corp.	132,097
5,000	Mercantile Bank Corp.	192,450
9,380	Merchants Bancorp	405,028
13,000	Meridian Corp.	128,960
8,000	Metrocity Bankshares, Inc.	199,680
5,900	Metropolitan Bank Holding Corp.*	227,150
5,500	Mid Penn Bancorp, Inc.	110,055
8,700	Midland States Bancorp, Inc.	218,631
6,700	MidWestOne Financial Group, Inc.	157,048
7,200	MVB Financial Corp.	160,632
6,200	National Bankshares, Inc.	207,142
2,140	National Western Life Group, Inc., Class A	1,052,794
14,000	NewtekOne, Inc.	154,000
6,560	Northeast Bank	363,030
14,600	Northeast Community Bancorp, Inc.	229,658
5,100	Northrim BanCorp, Inc.	257,601
36,070	Northwest Bancshares, Inc.	420,215
2,600	Norwood Financial Corp.	70,746
2,900	Oak Valley Bancorp	71,862
17,640	OFG Bancorp	649,328
20,400	Old Second Bancorp, Inc.	282,336
13,200	OP Bancorp	131,736
11,270	Oppenheimer Holdings, Inc., Class A	449,898
4,000	Orange County Bancorp, Inc.	184,000
10,200	Orrstown Financial Services, Inc.	273,054
25,800	Oxford Square Capital Corp.	81,786
8,500	Pacific Financial Corp.	86,275
9,900	Palmer Square Capital BDC, Inc.	161,271
9,300	Parke Bancorp, Inc.	160,193
6,600	PCB Bancorp	107,778
5,500	Peapack-Gladstone Financial Corp.	133,815
24,100	PennantPark Investment Corp.	165,808
3,700	Penns Woods Bancorp, Inc.	71,817
18,758	Peoples Bancorp, Inc.	555,424
3,900	Peoples Financial Services Corp.	168,129

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
7,300	Pinnacle Bank/Gilroy CA*	$113,150
2,000	Plumas Bancorp	73,580
30,464	Premier Financial Corp.	618,419
18,400	Primis Financial Corp.	223,928
5,500	Princeton Bancorp, Inc.	169,290
5,900	Private Bancorp of America, Inc.*	201,485
7,600	Provident Bancorp, Inc.*	69,160
15,500	Provident Financial Holdings, Inc.	207,390
7,220	Provident Financial Services, Inc.	105,195
12,400	RBB Bancorp	223,324
12,281	Ready Capital Corp., REIT	112,126
3,700	Red River Bancshares, Inc.	184,223
15,560	Regional Management Corp.	376,708
19,100	Riverview Bancorp, Inc.	90,152
3,050	S&T Bancorp, Inc.	97,844
44,800	Sachem Capital Corp., REIT	199,808
6,250	Safety Insurance Group, Inc.	513,687
6,800	Saratoga Investment Corp.	157,760
6,300	SB Financial Group, Inc.	86,814
2,916	Seacoast Banking Corp. of Florida	74,037
10,500	Security National Financial Corp., Class A*	83,055
14,100	Seven Hills Realty Trust, REIT	182,172
11,000	Shore Bancshares, Inc.	126,500
10,300	Sierra Bancorp	208,060
3,500	Silvercrest Asset Management Group, Inc., Class A	55,335
3,305	Simmons First National Corp., Class A	64,315
11,500	SmartFinancial, Inc.	242,305
6,300	South Atlantic Bancshares, Inc.	68,670
11,310	South Plains Financial, Inc.	302,656
5,900	Southern First Bancshares, Inc.*	187,384
6,900	Southern Missouri Bancorp, Inc.	301,599
3,000	Southern States Bancshares, Inc.	77,760
9,300	Stellus Capital Investment Corp.	121,644
8,780	Stewart Information Services Corp.	571,227
6,100	Summit Financial Group, Inc.	165,676
18,700	SuRo Capital Corp.*	85,085
12,200	SWK Holdings Corp.*	212,524
4,700	Third Coast Bancshares, Inc.*	94,094
6,900	Timberland Bancorp, Inc.	185,748
9,300	United Security Bancshares	71,703
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
5,900	Unity Bancorp, Inc.	162,840
4,500	Universal Insurance Holdings, Inc.	91,440
5,400	Velocity Financial, Inc.*	97,200
2,600	Washington Trust Bancorp, Inc.	69,888
14,800	Waterstone Financial, Inc.	180,116
10,100	West BanCorp, Inc.	180,083
26,300	Western New England Bancorp, Inc.	201,721

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
6,880	Westwood Holdings Group, Inc.	$84,762
6,100	William Penn Bancorp	75,335

		36,462,158

Health Care — 2.21%
14,400	AEON Biopharma, Inc.*	167,040
10,300	Biote Corp., Class A*	59,740
52,400	Chimerix, Inc.*	55,544
42,400	DocGo, Inc.*	171,296
27,900	Eagle Pharmaceuticals, Inc.*	146,196
14,900	FONAR Corp.*	318,264
10,500	MacroGenics, Inc.*	154,560
37,700	Omeros Corp.*	130,065
21,100	OraSure Technologies, Inc.*	129,765
70,700	Organogenesis Holdings, Inc.*	200,788
7,200	Phibro Animal Health Corp., Class A	93,096
19,800	Sensus Healthcare, Inc.*	75,240
5,700	Tactile Systems Technology, Inc.*	92,625
8,100	TruBridge, Inc.*	74,682
430	UFP Technologies, Inc.*	108,446
30,700	Vanda Pharmaceuticals, Inc.*	126,177
8,260	Viemed Healthcare, Inc.*	77,892
17,900	Voyager Therapeutics, Inc.*	166,649
8,200	Zymeworks, Inc.*	86,264

		2,434,329

Industrials — 18.57%
10,000	ACCO Brands Corp.	56,100
9,700	Acme United Corp.	455,803
23,200	AerSale Corp.*	166,576
740	Alamo Group, Inc.	168,964
5,000	Allient Inc.	178,400
83,100	ARC Document Solutions, Inc.	230,187
9,500	Aris Water Solutions, Inc., Class A	134,425
21,400	BGSF, Inc.	222,774
5,400	BlueLinx Holdings, Inc.*	703,296
32,700	Broadwind Energy, Inc.*	77,826
11,074	CECO Environmental Corp.*	254,923
10,678	Cenveo, Inc.*,(a),(b),(c)	0
6,800	Civeo Corp.	182,580
31,578	CompX International, Inc.	1,083,125
24,400	Concrete Pumping Holdings, Inc.*	192,760
43,300	Costamare, Inc.	491,455
10,700	Covenant Logistics Group, Inc.	496,052
13,300	DLH Holdings Corp.*	176,491
27,760	Ducommun, Inc.*	1,424,088
2,400	DXP Enterprises, Inc.*	128,952
1,400	Eagle Bulk Shipping, Inc.	87,458
20,200	Eastern Co. (The)	688,618

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
370	Encore Wire Corp.	$97,229
33,160	Ennis, Inc.	680,112
13,990	Espey Mfg. & Electronics Corp.	353,247
6,700	EVI Industries, Inc.	166,830
12,500	Gencor Industries, Inc.*	208,625
1,430	Gibraltar Industries, Inc.*	115,158
3,600	Graham Corp.*	98,208
18,900	Great Lakes Dredge & Dock Corp.*	165,375
12,810	Greenbrier Cos., Inc. (The)	667,401
7,300	Hudson Global, Inc.*	128,845
6,300	Hurco Cos., Inc.	127,008
9,300	Insteel Industries, Inc.	355,446
10,600	Interface, Inc.	178,292
2,850	Karat Packaging, Inc.	81,539
9,600	Limbach Holdings, Inc.*	397,632
28,700	LS Starrett Co. (The), Class A*	456,043
22,750	LSI Industries, Inc.	343,980
10,000	Manitex International, Inc.*	68,600
12,100	Manitowoc Co., Inc. (The)*	171,094
8,940	Marten Transport Ltd.	165,211
7,400	Mastech Digital, Inc.*	66,600
12,600	Mayville Engineering Co., Inc.*	180,558
23,779	Miller Industries, Inc.	1,191,328
14,700	Mistras Group, Inc.*	140,532
4,300	National Presto Industries, Inc.	360,340
11,900	Northwest Pipe Co.*	412,692
4,800	PAM Transportation Services, Inc.*	77,808
8,300	Park Aerospace Corp.	138,029
4,100	Powell Industries, Inc.	583,430
3,240	Preformed Line Products Co.	416,891
14,500	Quanex Building Products Corp.	557,235
44,100	Radiant Logistics, Inc.*	239,022
13,600	Resources Connection, Inc.	178,976
1,760	Rush Enterprises, Inc., Class A	94,195
44,400	Safe Bulkers, Inc.	220,224
15,300	Shyft Group, Inc. (The)	190,026
370	Standex International Corp.	67,421
750	Sterling Infrastructure, Inc.*	82,733
10,300	Taylor Devices, Inc.*	512,631
12,100	Titan Machinery, Inc.*	300,201
14,200	TTEC Holdings, Inc.	147,254
15,500	Twin Disc, Inc.	256,215
2,430	V2X, Inc.*	113,505
10,800	Virco Mfg. Corp.	118,044
14,000	VirTra, Inc.*	143,920
4,200	VSE Corp.	336,000
13,338	Willis Lease Finance Corp.*	661,832

		20,414,370

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
Information Technology — 7.11%
13,400	Amtech Systems, Inc.*	$72,494
14,400	AstroNova, Inc.*	256,608
8,750	Aviat Networks, Inc.*	335,475
12,800	Bel Fuse, Inc., Class B	771,968
3,000	Clearfield, Inc.*	92,520
11,800	Coda Octopus Group, Inc.*	68,086
22,700	CompoSecure, Inc., Class A*	164,121
14,200	CoreCard Corp.*	156,910
7,600	CPI Card Group, Inc.*	135,736
4,600	CSP, Inc.	84,916
4,050	CTS Corp.	189,499
5,900	Daktronics, Inc.*	58,764
5,750	Digi International, Inc.*	183,598
24,300	Eastman Kodak Co.*	120,285
6,280	ePlus, Inc.*	493,231
15,300	Frequency Electronics, Inc.*	166,617
39,400	Immersion Corp.	294,712
38,700	Information Services Group, Inc.	156,348
18,800	Intellinetics, Inc.*	166,002
3,600	inTEST Corp.*	47,700
30,800	Key Tronic Corp.*	143,528
22,400	Kimball Electronics, Inc.*	484,960
12,100	KVH Industries, Inc.*	61,710
10,440	Methode Electronics, Inc.	127,159
12,900	Nortech Systems, Inc.*	172,215
12,920	PC Connection, Inc.	851,816
32,130	Photronics, Inc.*	909,922
9,290	ReposiTrak, Inc.	147,247
17,500	Richardson Electronics Ltd.	161,175
24,000	Rimini Street, Inc.*	78,240
18,680	Vishay Precision Group, Inc.*	659,964

		7,813,526

Materials — 3.57%
38,800	American Vanguard Corp.	502,460
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
9,600	Clearwater Paper Corp.*	419,808
18,800	Core Molding Technologies, Inc.*	355,884
41,200	Fortitude Gold Corp.	224,952
19,000	Friedman Industries, Inc.	356,060
1,540	Hawkins, Inc.	118,272
4,200	Haynes International, Inc.	252,504
7,100	Intrepid Potash, Inc.*	148,106
21,900	LSB Industries, Inc.*	192,282
480	Materion Corp.	63,240
10,400	Olympic Steel, Inc.	737,152
15,800	Ramaco Resources, Inc., Class A	266,072

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
6,400	Ryerson Holding Corp.	$214,400
4,500	Valhi, Inc.	77,310

		3,928,502

Real Estate — 4.40%
18,100	Alpine Income Property Trust, Inc., REIT	276,568
8,000	American Realty Investors, Inc.*	143,360
13,000	AMREP Corp.*	302,120
9,100	BRT Apartments Corp., REIT	152,880
8,500	Chatham Lodging Trust, REIT	85,935
6,000	Community Healthcare Trust, Inc., REIT	159,300
38,400	Comstock Holding Cos., Inc.*	193,920
9,600	CTO Realty Growth, Inc., REIT	162,720
23,300	Farmland Partners, Inc., REIT	258,630
53,000	Five Point Holdings LLC, Class A*	165,890
40,000	Franklin Street Properties Corp., REIT	90,800
4,600	FRP Holdings, Inc.*	282,440
11,242	Getty Realty Corp., REIT	307,469
13,800	Global Medical REIT, Inc., REIT	120,750
10,454	Kimco Realty Corp., REIT	205,003
7,500	Newlake Capital Partners, Inc., REIT	142,875
26,432	One Liberty Properties, Inc., REIT	597,099
10,900	Postal Realty Trust, Inc., REIT, Class A	156,088
1,050	Regency Centers Corp., REIT	63,588
3,000	RMR Group, Inc. (The), Class A	72,000
6,700	Tejon Ranch Co.*	103,247
63,710	Whitestone, REIT	799,560

		4,842,242

Utilities — 0.89%
7,800	Genie Energy Ltd., Class B	117,624
14,300	Pure Cycle Corp.*	135,850
3,900	RGC Resources, Inc.	78,936
12,266	Unitil Corp.	642,125

		974,535

Total Common Stocks		108,533,048

(Cost $82,255,903)

Exchange Traded Funds — 0.20%
1,790	iShares Russell Microcap Index Fund	216,930

Total Exchange Traded Funds		216,930

(Cost $203,240)

Rights/Warrants — 0.05%
1,136	Chord Energy Corp, *	40,373
568	Chord Energy Corp, *	14,609

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
8,600	LGL Group, Inc. (The), Warrants, Expire 11/16/25*	$2,632

Total Rights/Warrants		57,614

(Cost $95,622)

Principal Amount

Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,098	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0

		0

Total Corporate Bonds		0

(Cost $0)

Shares
Investment Company — 1.04%
1,143,256	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(d)	1,143,256

Total Investment Company		1,143,256

(Cost $1,143,256)

Total Investments		$109,950,848
(Cost $83,698,021)(e) — 100.01%
Liabilities in excess of other assets — (0.01)%		(7,753)

NET ASSETS — 100.00%		$109,943,095

*	Non-income producing security.

(a)	Security delisted or issuer in bankruptcy.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliated investment.

(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

FOR - Foreign Ownership Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2024 (Unaudited)

Shares		Value
Common Stocks — 95.73%
Communication Services — 2.20%
3,940	Nexstar Media Group, Inc.	$678,823

Consumer Discretionary — 13.42%
11,660	Cheesecake Factory, Inc. (The)	421,509
1,690	Dana, Inc.	21,463
9,410	Genesco, Inc.*	264,797
8,530	G-III Apparel Group Ltd.*	247,455
2,560	Group 1 Automotive, Inc.	748,109
650	Malibu Boats, Inc., Class A*	28,132
3,900	Oxford Industries, Inc.	438,360
5,550	Patrick Industries, Inc.	663,059
8,365	Steven Madden Ltd.	353,672
15,400	Taylor Morrison Home Corp.*	957,418

		4,143,974

Consumer Staples — 2.65%
3,730	John B Sanfilippo & Son, Inc.	395,082
4,900	MGP Ingredients, Inc.	422,037

		817,119

Energy — 9.63%
11,300	Delek US Holdings, Inc.	347,362
34,720	Magnolia Oil & Gas Corp., Class A	900,984
16,070	Matador Resources Co.	1,072,994
17,560	Par Pacific Holdings, Inc.*	650,773

		2,972,113

Financials — 22.67%
2,430	American Financial Group, Inc.	331,646
3,160	AMERISAFE, Inc.	158,537
40,162	Compass Diversified Holdings	966,699
9,100	Independent Bank Group, Inc.	415,415
14,207	Mercantile Bank Corp.	546,828
5,745	Pacific Premier Bancorp, Inc.	137,880
7,580	Pinnacle Financial Partners, Inc.	650,970
6,860	Preferred Bank/Los Angeles, CA	526,642
4,570	Reinsurance Group of America, Inc.	881,462
14,080	Seacoast Banking Corp. of Florida	357,491
5,860	Stewart Information Services Corp.	381,252
5,790	Stock Yards Bancorp, Inc.	283,189
7,000	United Community Banks, Inc.	184,240
8,900	Veritex Holdings, Inc.	182,361
5,540	Wintrust Financial Corp.	578,321
9,250	WSFS Financial Corp.	417,545

		7,000,478

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
Health Care — 4.04%
8,060	Globus Medical, Inc., Class A*	$432,338
4,850	Lantheus Holdings, Inc.*	301,864
61,450	MiMedx Group, Inc.*	473,165
1,390	Omnicell, Inc.*	40,630

		1,247,997

Industrials — 17.96%
108,068	ACCO Brands Corp.	606,261
6,320	Arcosa, Inc.	542,635
4,335	Atkore, Inc.	825,211
6,230	Barrett Business Services, Inc.	789,466
18,750	Columbus McKinnon Corp.	836,812
7,280	Douglas Dynamics, Inc.	175,594
13,496	Ducommun, Inc.*	692,345
11,158	Greenbrier Cos., Inc. (The)	581,332
13,000	Insteel Industries, Inc.	496,860

		5,546,516

Information Technology — 6.35%
6,110	MKS Instruments, Inc.	812,630
3,633	Model N, Inc.*	103,432
3,090	Onto Innovation, Inc.*	559,537
1,850	PC Connection, Inc.	121,970
360	Super Micro Computer, Inc.*	363,611

		1,961,180

Materials — 5.99%
12,819	Koppers Holdings, Inc.	707,224
3,200	Materion Corp.	421,600
18,820	Metallus, Inc.*	418,745
900	Reliance, Inc.	300,762

		1,848,331

Real Estate — 8.95%
29,020	Chatham Lodging Trust, REIT	293,392
7,969	Community Healthcare Trust, Inc., REIT	211,577
8,780	CubeSmart, REIT	397,032
41,300	DiamondRock Hospitality Co., REIT	396,893
2,460	EastGroup Properties, Inc., REIT	442,234
11,680	STAG Industrial, Inc., REIT	448,979
64,410	Summit Hotel Properties, Inc., REIT	419,309
9,581	UMH Properties, Inc., REIT	155,596

		2,765,012

33

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2024 (Unaudited)

Shares		Value
Utilities — 1.87%
7,580	Southwest Gas Holdings, Inc.	$577,065

Total Common Stocks		29,558,608

(Cost $24,883,463)

Exchange Traded Funds — 2.20%
370	iShares Russell 2000 Value ETF	58,760
6,550	SPDR S&P Biotech ETF	621,529

Total Exchange Traded Funds		680,289

(Cost $624,316)

Investment Company — 1.91%
591,491	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1(a)	591,491

Total Investment Company		591,491

(Cost $591,491)

Total Investments		$30,830,388
(Cost $26,099,270)(b) — 99.84%

Other assets in excess of liabilities — 0.16%		48,472

NET ASSETS — 100.00%		$30,878,860

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

34

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2024 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $121,330,772, $43,604,304 and $26,818,652, respectively)	$155,389,849	$69,070,450	$45,988,921
Affiliated investments (cost $5,901,355, $2,415,756 and $785,217, respectively)	5,901,355	2,415,756	785,217
Cash	—	11,471	2,354
Interest and dividend receivable	60,356	29,071	13,182
Receivable for capital shares issued	472,040	60,000	24,012
Receivable for investments sold	194,057	—	68,191
Prepaid expenses and other assets	61,847	18,440	26,487

Total Assets	162,079,504	71,605,188	46,908,364

Liabilities:
Cash overdraft	143	—	—
Professional fees payable	5,906	5,907	5,904
Payable for capital shares redeemed	975,471	2,382	6,287
Payable for investments purchased	1,480,999	69,855	193,899
Accrued expenses and other payables:
Investment advisory fees	66,623	43,127	12,501
Accounting fees	5,198	4,524	4,331
Audit fees	14,495	14,427	14,367
Trustees’ fees	—	142	125
Distribution fees	85,204	615	1,287
Custodian fees	1,841	339	1,064
Shareholder reports	—	2,683	1,786
Transfer agent fees	1,096	4,698	1,473
Other	1,545	2,170	1,627

Total Liabilities	2,638,521	150,869	244,651

Net Assets	$159,440,983	$71,454,319	$46,663,713

Net Assets Consists of:
Capital	$124,337,954	$41,521,401	$27,602,238
Accumulated earnings	35,103,029	29,932,918	19,061,475

Net Assets	$159,440,983	$71,454,319	$46,663,713

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2024 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$23,810,130		$756,965	$9,464,653
Class I	122,283,642		70,697,354	36,908,006
Class R6	13,347,211		N/A	291,054

Total	$159,440,983		$71,454,319	$46,663,713

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	1,864,880		45,433	682,782
Class I	7,539,054		3,890,569	2,244,771
Class R6	818,013		N/A	17,594

Total	10,221,947		3,936,002	2,945,147

Net Asset Values and Redemption Prices Per Share:
Class A	$12.77		$16.66	$13.86

Class I	$16.22		$18.17	$16.44

Class R6	$16.32	$	N/A	$16.54

Maximum Offering Price Per Share:
Class A	$13.55		$17.68	$14.71

Maximum Sales Charge - Class A	5.75%		5.75%	5.75%

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2024 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $82,554,765 and $25,507,779,respectively)	$108,807,592	$30,238,897
Affiliated investments (cost $1,143,256 and $591,491,respectively)	1,143,256	591,491
Cash	38,354	5,632
Interest and dividend receivable	150,498	18,997
Receivable from advisor	—	851
Receivable for capital shares issued	65,583	85,426
Receivable for investments sold	—	368,785
Prepaid expenses and other assets	18,531	83,309

Total Assets	110,223,814	31,393,388

Liabilities:
Professional fees payable	5,905	5,907
Payable for capital shares redeemed	159,964	—
Payable for investments purchased	—	484,018
Accrued expenses and other payables:
Investment advisory fees	66,985	—
Accounting fees	4,852	4,207
Audit fees	14,566	14,345
Trustees’ fees	319	142
Distribution fees	3,724	89
Custodian fees	3,119	315
Shareholder reports	5,716	—
Transfer agent fees	9,786	3,925
Other	5,783	1,580

Total Liabilities	280,719	514,528

Net Assets	$109,943,095	$30,878,860

Net Assets Consists of:
Capital	$79,498,088	$30,098,892
Accumulated earnings	30,445,007	779,968

Net Assets	$109,943,095	$30,878,860

37

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2024 (Unaudited)

	RBC Microcap Value Fund		RBC Small Cap Value Fund

Net Assets
Class A		$2,503,532	$13,477
Class I		107,439,563	30,852,457
Class R6		N/A	12,926

Total		$109,943,095	$30,878,860

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		93,709	848
Class I		4,025,584	1,954,831
Class R6		N/A	809

Total		4,119,293	1,956,488

Net Asset Values and Redemption Prices Per Share:
Class A		$26.72	$15.89

Class I		$26.69	$15.78

Class R6	$	N/A	$15.98

Maximum Offering Price Per Share:
Class A		$28.35	$16.86

Maximum Sales Charge - Class A		5.75%	5.75%

See Notes to the Financial Statements.

38

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended

March 31, 2024 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$848	$40,999	$76,306
Dividend income - unaffiliated	372,855	466,875	298,072
Dividend income - affiliated	87,760	35,448	15,605

Total Investment Income	461,463	543,322	389,983
Expenses:
Investment advisory fees	465,406	305,788	179,110
Distribution fees - Class A	22,437	849	10,438
Accounting fees	18,523	16,458	15,699
Audit fees	20,739	20,728	20,718
Custodian fees	2,892	1,477	2,530
Insurance fees	1,684	1,684	1,684
Legal fees	3,944	921	625
Registrations and filing fees	36,930	24,331	34,761
Shareholder reports	19,619	18,962	16,473
Transfer agent fees - Class A	8,275	1,983	7,912
Transfer agent fees - Class I	71,214	17,177	9,893
Transfer agent fees - Class R6	1,787	—	1,776
Trustees’ fees and expenses	2,523	1,493	1,007
Tax expense	3,314	3,315	3,312
Other fees	3,269	2,652	2,884

Total expenses before fee waiver/reimbursement	682,556	417,818	308,822
Expenses waived/reimbursed by:
Advisor	(120,614)	(69,152)	(109,255)

Net expenses	561,942	348,666	199,567

Net Investment Income (Loss)	(100,479)	194,656	190,416

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	1,713,994	5,358,149	3,257,596
Net change in unrealized appreciation on investments	20,096,031	7,509,924	5,645,478

Net realized/unrealized gains	21,810,025	12,868,073	8,903,074

Change in net assets resulting from operations	$21,709,546	$13,062,729	$9,093,490

39

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended

March 31, 2024 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$—	$8,840
Dividend income - unaffiliated	1,300,713	310,091
Dividend income - affiliated	41,262	11,616
Foreign tax withholding	(2,791)	—

Total Investment Income	1,339,184	330,547
Expenses:
Investment advisory fees	480,351	98,965
Distribution fees–Class A	3,123	15
Accounting fees	26,890	15,399
Audit fees	20,750	20,715
Custodian fees	4,215	1,418
Insurance fees	1,684	1,684
Legal fees	1,590	5,083
Registrations and filing fees	25,889	37,784
Shareholder reports	24,976	14,621
Transfer agent fees - Class A	3,404	1,835
Transfer agent fees - Class I	47,444	12,627
Transfer agent fees - Class R6	—	1,759
Trustees’ fees and expenses	2,506	693
Tax expense	3,314	3,315
Other fees	2,980	2,789

Total expenses before fee waiver/reimbursement	649,116	218,702
Expenses waived/reimbursed by:
Advisor	(76,204)	(98,885)

Net expenses	572,912	119,817

Net Investment Income	766,272	210,730

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	4,217,590	(194,085)
Foreign currency transactions	49	—

Net realized gains/(losses)	4,217,639	(194,085)
Net change in unrealized appreciation/ (depreciation) on:
Investments	11,006,676	5,408,468
Foreign currency	(12)	—

Net unrealized gains	11,006,664	5,408,468

Net realized/unrealized gains	15,224,303	5,214,383

Change in net assets resulting from operations	$15,990,575	$5,425,113

See Notes to the Financial Statements.

40

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

		RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment loss	$(100,479)	$(157,416)
Net realized gains from investments	1,713,994	2,756,776
Net change in unrealized appreciation on investments	20,096,031	8,348,755

Change in net assets resulting from operations	21,709,546	10,948,115

Distributions to Shareholders:
Class A	(447,576)	(1,069,066)
Class I	(2,119,764)	(5,152,780)
Class R6	(226,162)	(1,350)

Change in net assets resulting from shareholder distributions	(2,793,502)	(6,223,196)

Capital Transactions:
Proceeds from shares issued	42,074,462	41,527,647
Distributions reinvested	2,541,901	6,199,042
Cost of shares redeemed	(13,972,164)	(20,840,943)

Change in net assets resulting from capital transactions	30,644,199	26,885,746

Net increase in net assets	49,560,243	31,610,665
Net Assets:
Beginning of period	109,880,740	78,270,075

End of period	$159,440,983	$109,880,740

Share Transactions:
Issued	2,987,388	2,921,773
Reinvested	176,803	481,767
Redeemed	(954,280)	(1,470,723)

Change in shares resulting from capital transactions	2,209,911	1,932,817

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$194,656	$243,790
Net realized gains from investments	5,358,149	1,903,799
Net change in unrealized appreciation on investments	7,509,924	5,247,453

Change in net assets resulting from operations	13,062,729	7,395,042

Distributions to Shareholders:
Class A	(18,712)	(100,032)
Class I	(1,781,642)	(8,190,700)

Change in net assets resulting from shareholder distributions	(1,800,354)	(8,290,732)

Capital Transactions:
Proceeds from shares issued	266,246	304,662
Distributions reinvested	1,694,543	7,908,506
Cost of shares redeemed	(3,092,372)	(3,640,935)

Change in net assets resulting from capital transactions	(1,131,583)	4,572,233

Net increase in net assets	10,130,792	3,676,543
Net Assets:
Beginning of period	61,323,527	57,646,984

End of period	$71,454,319	$61,323,527

Share Transactions:
Issued	15,472	19,459
Reinvested	103,302	541,164
Redeemed	(189,907)	(228,567)

Change in shares resulting from capital transactions	(71,133)	332,056

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$190,416	$241,532
Net realized gains from investments	3,257,596	3,132,687
Net change in unrealized appreciation on investments	5,645,478	3,659,166

Change in net assets resulting from operations	9,093,490	7,033,385

Distributions to Shareholders:
Class A	(681,312)	(1,827,175)
Class I	(2,424,571)	(7,940,427)
Class R6	(909)	(2,074)

Change in net assets resulting from shareholder distributions	(3,106,792)	(9,769,676)

Capital Transactions:
Proceeds from shares issued	1,866,060	1,633,077
Distributions reinvested	3,032,604	9,477,777
Cost of shares redeemed	(5,835,503)	(4,708,695)

Change in net assets resulting from capital transactions	(936,839)	6,402,159

Net increase in net assets	5,049,859	3,665,868
Net Assets:
Beginning of period	41,613,854	37,947,986

End of period	$46,663,713	$41,613,854

Share Transactions:
Issued	135,386	127,925
Reinvested	217,200	742,583
Redeemed	(409,517)	(325,240)

Change in shares resulting from capital transactions	(56,931)	545,268

See Notes to the Financial Statements.

43

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$766,272	$1,471,319
Net realized gains from investments and foreign currency	4,217,639	8,377,650
Net change in unrealized appreciation on investments and foreign currency	11,006,664	2,435,774

Change in net assets resulting from operations	15,990,575	12,284,743

Distributions to Shareholders:
Class A	(236,278)	(386,707)
Class I	(9,587,034)	(14,533,878)

Change in net assets resulting from shareholder distributions	(9,823,312)	(14,920,585)

Capital Transactions:
Proceeds from shares issued	2,057,813	3,922,016
Distributions reinvested	8,941,659	13,551,024
Cost of shares redeemed	(8,938,294)	(12,542,941)

Change in net assets resulting from capital transactions	2,061,178	4,930,099

Net increase in net assets	8,228,441	2,294,257
Net Assets:
Beginning of period	101,714,654	99,420,397

End of period	$109,943,095	$101,714,654

Share Transactions:
Issued	79,250	153,053
Reinvested	339,716	541,368
Redeemed	(341,878)	(479,213)

Change in shares resulting from capital transactions	77,088	215,208

See Notes to the Financial Statements.

44

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$210,730	$432,977
Net realized losses from investments	(194,085)	(714,017)
Net change in unrealized appreciation on investments	5,408,468	4,487,404

Change in net assets resulting from operations	5,425,113	4,206,364

Distributions to Shareholders:
Class A	(125)	(498)
Class I	(383,466)	(1,724,866)
Class R6	(151)	(526)

Change in net assets resulting from shareholder distributions	(383,742)	(1,725,890)

Capital Transactions:
Proceeds from shares issued	784,197	5,370,625
Distributions reinvested	130,252	772,713
Cost of shares redeemed	(2,804,720)	(11,717,378)

Change in net assets resulting from capital transactions	(1,890,271)	(5,574,040)

Net increase/(decrease) in net assets	3,151,100	(3,093,566)
Net Assets:
Beginning of period	27,727,760	30,821,326

End of period	$30,878,860	$27,727,760

Share Transactions:
Issued	53,332	401,888
Reinvested	8,995	61,966
Redeemed	(202,984)	(876,500)

Change in shares resulting from capital transactions	(140,657)	(412,646)

See Notes to the Financial Statements.

45

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$11.21	(0.02)	1.89	—	1.87	—	(0.31)	(0.31)	$12.77
Year Ended 9/30/23	10.77	(0.04)	1.52	—	1.48	—	(1.04)	(1.04)	11.21
Year Ended 9/30/22	16.98	(0.07)	(1.90)	—	(1.97)	—	(4.24)	(4.24)	10.77
Year Ended 9/30/21	12.60	(0.09)	4.93	—(b)	4.84	—	(0.46)	(0.46)	16.98
Year Ended 9/30/20	13.04	(0.06)	0.72	—(b)	0.66	—	(1.10)	(1.10)	12.60
Year Ended 9/30/19	14.39	(0.06)	(0.18)	—(b)	(0.24)	—	(1.11)	(1.11)	13.04
Class I
Six Months Ended 3/31/24 (Unaudited)	$14.14	(0.01)	2.40	—	2.39	—	(0.31)	(0.31)	$16.22
Year Ended 9/30/23	13.31	(0.02)	1.89	—	1.87	—	(1.04)	(1.04)	14.14
Year Ended 9/30/22	19.98	(0.04)	(2.39)	—	(2.43)	—	(4.24)	(4.24)	13.31
Year Ended 9/30/21	14.73	(0.05)	5.76	—(b)	5.71	—	(0.46)	(0.46)	19.98
Year Ended 9/30/20	15.02	(0.03)	0.84	—(b)	0.81	—	(1.10)	(1.10)	14.73
Year Ended 9/30/19	16.33	(0.04)	(0.16)	—	(0.20)	—	(1.11)	(1.11)	15.02
Class R6
Six Months Ended 3/31/24 (Unaudited)	$14.22	(0.01)	2.42	—	2.41	—	(0.31)	(0.31)	$16.32
Year Ended 9/30/23	13.38	(0.02)	1.90	—	1.88	—	(1.04)	(1.04)	14.22
Year Ended 9/30/22	20.04	(0.04)	(2.38)	—	(2.42)	—	(4.24)	(4.24)	13.38
Year Ended 9/30/21	14.76	(0.05)	5.79	—	5.74	—	(0.46)	(0.46)	20.04
Year Ended 9/30/20	15.05	(0.02)	0.83	—	0.81	—	(1.10)	(1.10)	14.76
Year Ended 9/30/19	16.35	(0.03)	(0.16)	—	(0.19)	—	(1.11)	(1.11)	15.05

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

	Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	16.91%(c)	$ 23,810	1.07%(d)	(0.36)%(d)	1.21%(d)	8%
Year Ended 9/30/23	14.23%	13,321	1.07%	(0.38)%	1.25%	19%
Year Ended 9/30/22	(16.50)%	11,259	1.07%	(0.52)%	1.27%	25%
Year Ended 9/30/21	38.95%	14,318	1.07%	(0.54)%	1.26%	28%(e)
Year Ended 9/30/20	4.90%	11,553	1.07%	(0.45)%	1.37%	15%
Year Ended 9/30/19	0.41%	12,059	1.07%	(0.51)%	1.38%	17%
Class I
Six Months Ended 3/31/24 (Unaudited)	17.09%(c)	$122,284	0.82%(d)	(0.12)%(d)	1.01%(d)	8%
Year Ended 9/30/23	14.45%	87,116	0.82%	(0.13)%	1.05%	19%
Year Ended 9/30/22	(16.30)%	66,994	0.82%	(0.27)%	1.04%	25%
Year Ended 9/30/21	39.23%	81,239	0.82%	(0.29)%	0.99%	28%(e)
Year Ended 9/30/20	5.27%	83,211	0.82%	(0.20)%	1.03%	15%
Year Ended 9/30/19	0.62%	81,193	0.82%	(0.26)%	0.99%	17%
Class R6
Six Months Ended 3/31/24 (Unaudited)	17.13%(c)	$ 13,347	0.77%(d)	(0.07)%(d)	0.90%(d)	8%
Year Ended 9/30/23	14.54%	9,443	0.77%	(0.14)%	0.98%	19%
Year Ended 9/30/22	(16.24)%	17	0.77%	(0.23)%	18.45%	25%
Year Ended 9/30/21	39.36%	21	0.77%	(0.25)%	19.28%	28%(e)
Year Ended 9/30/20	5.26%	15	0.77%	(0.16)%	25.69%	15%
Year Ended 9/30/19	0.69%	14	0.77%	(0.21)%	27.43%	17%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

47

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

48

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$14.06	0.03	2.99	—	3.02	(0.03)	(0.39)	(0.42)	$16.66
Year Ended 9/30/23	14.62	0.02	1.72	—	1.74	—	(2.30)	(2.30)	14.06
Year Ended 9/30/22	20.04	(0.03)	(2.97)	—	(3.00)	(0.02)	(2.40)	(2.42)	14.62
Year Ended 9/30/21	14.65	0.04	6.98	—(b)	7.02	—(b)	(1.63)	(1.63)	20.04
Year Ended 9/30/20	17.59	0.03	(1.70)	—(b)	(1.67)	—	(1.27)	(1.27)	14.65
Year Ended 9/30/19	23.38	(0.05)	(3.17)	—	(3.22)	—	(2.57)	(2.57)	17.59
Class I
Six Months Ended 3/31/24 (Unaudited)	$15.32	0.05	3.26	—	3.31	(0.07)	(0.39)	(0.46)	$18.17
Year Ended 9/30/23	15.70	0.06	1.86	—	1.92	—	(2.30)	(2.30)	15.32
Year Ended 9/30/22	21.34	0.01	(3.18)	—	(3.17)	(0.07)	(2.40)	(2.47)	15.70
Year Ended 9/30/21	15.51	0.09	7.41	—(b)	7.50	(0.04)	(1.63)	(1.67)	21.34
Year Ended 9/30/20	18.52	0.07	(1.79)	—(b)	(1.72)	(0.01)	(1.28)	(1.29)	15.51
Year Ended 9/30/19	24.39	(0.01)	(3.29)	—(b)	(3.30)	—	(2.57)	(2.57)	18.52

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

49

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	21.80%(c)	$ 757	1.33%(d)	0.34%(d)	2.07%(d)	14%
Year Ended 9/30/23	12.63%	664	1.33%	0.14%	2.19%	28%
Year Ended 9/30/22	(17.18)%	683	1.33%	(0.19)%	2.02%	43%
Year Ended 9/30/21	50.27%	803	1.33%	0.21%	2.15%	19%
Year Ended 9/30/20	(10.85)%	553	1.33%	0.19%	2.35%	25%
Year Ended 9/30/19	(11.52)%	787	1.33%	(0.28)%	2.13%	20%
Class I
Six Months Ended 3/31/24 (Unaudited)	21.92%(c)	$70,697	1.08%(d)	0.61%(d)	1.28%(d)	14%
Year Ended 9/30/23	12.93%	60,659	1.08%	0.39%	1.26%	28%
Year Ended 9/30/22	(16.94)%	56,964	1.08%	0.08%	1.27%	43%
Year Ended 9/30/21	50.67%	73,996	1.08%	0.45%	1.25%	19%
Year Ended 9/30/20	(10.64)%	53,380	1.08%	0.44%	1.38%	25%
Year Ended 9/30/19	(11.35)%	68,122	1.08%	(0.05)%	1.30%	20%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

50

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$12.20	0.04	2.68	—	2.72	(0.03)	(1.03)	(1.06)	$13.86
Year Ended 9/30/23	14.01	0.05	2.20	—	2.25	—	(4.06)	(4.06)	12.20
Year Ended 9/30/22	31.43	(0.02)	(2.85)	—	(2.87)	—	(14.55)	(14.55)	14.01
Year Ended 9/30/21	26.44	0.07	10.46	0.01	10.54	(0.01)	(5.54)	(5.55)	31.43
Year Ended 9/30/20	29.14	0.11	(1.27)	—	(1.16)	—	(1.54)	(1.54)	26.44
Year Ended 9/30/19	39.96	(0.05)	(6.83)	—(b)	(6.88)	—	(3.94)	(3.94)	29.14
Class I
Six Months Ended 3/31/24 (Unaudited)	$14.31	0.07	3.16	—	3.23	(0.07)	(1.03)	(1.10)	$16.44
Year Ended 9/30/23	15.78	0.09	2.52	—	2.61	(0.02)	(4.06)	(4.08)	14.31
Year Ended 9/30/22	33.65	0.04	(3.27)	—	(3.23)	(0.09)	(14.55)	(14.64)	15.78
Year Ended 9/30/21	27.97	0.12	11.16	0.01	11.29	(0.07)	(5.54)	(5.61)	33.65
Year Ended 9/30/20	30.70	0.17	(1.34)	—(b)	(1.17)	(0.02)	(1.54)	(1.56)	27.97
Year Ended 9/30/19	41.71	0.03	(7.10)	—(b)	(7.07)	—	(3.94)	(3.94)	30.70
Class R6
Six Months Ended 3/31/24 (Unaudited)	$14.37	0.05	3.21	—	3.26	(0.06)	(1.03)	(1.09)	$16.54
Year Ended 9/30/23	15.82	0.09	2.54	—	2.63	(0.02)	(4.06)	(4.08)	14.37
Year Ended 9/30/22	33.70	0.41	(3.66)	—	(3.25)	(0.08)	(14.55)	(14.63)	15.82
Year Ended 9/30/21	28.01	0.21	11.11	—	11.32	(0.09)	(5.54)	(5.63)	33.70
Year Ended 9/30/20	30.72	0.15	(1.31)	—	(1.16)	(0.01)	(1.54)	(1.55)	28.01
Year Ended 9/30/19	41.78	0.08	(7.20)	—	(7.12)	—	(3.94)	(3.94)	30.72

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

51

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	23.45%(c)	$9,465	1.15%(d)	0.70%(d)	1.76%(d)	16%
Year Ended 9/30/23	18.47%	7,705	1.15%	0.36%	1.69%	41%
Year Ended 9/30/22	(19.32)%	6,430	1.15%	(0.12)%	1.68%	29%
Year Ended 9/30/21	43.04%	7,692	1.15%	0.24%	1.52%	81%(e)
Year Ended 9/30/20	(4.71)%	6,200	1.15%	0.40%	1.55%	40%
Year Ended 9/30/19	(15.57)%	7,004	1.15%	(0.16)%	1.46%	28%
Class I
Six Months Ended 3/31/24 (Unaudited)	23.62%(c)	$36,908	0.90%(d)	0.95%(d)	1.38%(d)	16%
Year Ended 9/30/23	18.75%	33,898	0.90%	0.62%	1.30%	41%
Year Ended 9/30/22	(19.12)%	31,510	0.90%	0.18%	1.28%	29%
Year Ended 9/30/21	43.46%	53,689	0.90%	0.38%	1.16%	81%(e)
Year Ended 9/30/20	(4.49)%	68,845	0.90%	0.59%	1.18%	40%
Year Ended 9/30/19	(15.35)%	136,072	0.90%	0.10%	1.11%	28%
Class R6
Six Months Ended 3/31/24 (Unaudited)	23.70%(c)	$291	0.87%(d)	0.69%(d)	5.18%(d)	16%
Year Ended 9/30/23	18.74%	11	0.87%	0.63%	38.44%	41%
Year Ended 9/30/22	(19.10)%	8	0.83%	1.12%	1.44%	29%
Year Ended 9/30/21	43.52%	4,695	0.87%	0.61%	1.25%	81%(e)
Year Ended 9/30/20	(4.46)%	52	0.87%	0.52%	10.94%	40%
Year Ended 9/30/19	(15.46)%	35	0.87%	0.25%	11.85%	28%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

52

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See Notes to the Financial Statements.

53

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$25.16	0.16	3.82	—	3.98	(0.25)	(2.17)	(2.42)	$26.72
Year Ended 9/30/23	25.96	0.30	2.78	—	3.08	(0.31)	(3.57)	(3.88)	25.16
Year Ended 9/30/22	31.99	0.29	(4.20)	—	(3.91)	(0.12)	(2.00)	(2.12)	25.96
Year Ended 9/30/21	21.34	0.20	12.02	—(b)	12.22	(0.20)	(1.37)	(1.57)	31.99
Year Ended 9/30/20	26.52	0.14	(3.65)	—(b)	(3.51)	(0.23)	(1.44)	(1.67)	21.34
Year Ended 9/30/19	31.95	0.23	(2.89)	—(b)	(2.66)	(0.21)	(2.56)	(2.77)	26.52
Class I
Six Months Ended 3/31/24 (Unaudited)	$25.16	0.19	3.82	—	4.01	(0.31)	(2.17)	(2.48)	$26.69
Year Ended 9/30/23	25.98	0.36	2.77	—	3.13	(0.38)	(3.57)	(3.95)	25.16
Year Ended 9/30/22	32.01	0.37	(4.19)	—	(3.82)	(0.21)	(2.00)	(2.21)	25.98
Year Ended 9/30/21	21.35	0.29	12.00	—(b)	12.29	(0.26)	(1.37)	(1.63)	32.01
Year Ended 9/30/20	26.55	0.20	(3.65)	—(b)	(3.45)	(0.31)	(1.44)	(1.75)	21.35
Year Ended 9/30/19	32.01	0.30	(2.91)	—	(2.61)	(0.29)	(2.56)	(2.85)	26.55

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

54

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	15.93	%(c)	$ 2,504	1.32%	(d)	1.22%	(d)	1.64%	(d)	9%
Year Ended 9/30/23	11.89%		2,471	1.32%		1.14%		1.62%		30%
Year Ended 9/30/22	(13.35)%		2,673	1.32%		0.93%		1.57%		26%
Year Ended 9/30/21	59.29%		3,420	1.32%		0.70%		1.62%		11%
Year Ended 9/30/20	(14.48)%		2,293	1.32%		0.60%		1.80%		20%
Year Ended 9/30/19	(7.16)%		3,597	1.32%		0.86%		1.68%		9%
Class I
Six Months Ended 3/31/24 (Unaudited)	16.08	%(c)	$107,440	1.07%	(d)	1.44%	(d)	1.21%	(d)	9%
Year Ended 9/30/23	12.12%		99,243	1.07%		1.39%		1.18%		30%
Year Ended 9/30/22	(13.11)%		96,748	1.07%		1.20%		1.18%		26%
Year Ended 9/30/21	59.69%		119,392	1.07%		1.00%		1.19%		11%
Year Ended 9/30/20	(14.29)%		92,886	1.07%		0.87%		1.27%		20%
Year Ended 9/30/19	(6.92)%		112,921	1.07%		1.12%		1.20%		9%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

See Notes to the Financial Statements.

55

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$13.29	0.09	2.66	—		2.75	(0.15)	—	(0.15)	$15.89
Year Ended 9/30/23	12.27	0.15	1.49	—		1.64	(0.40)	(0.22)	(0.62)	13.29
Year Ended 9/30/22	13.96	0.06	(1.58)	—		(1.52)	(0.17)	—	(0.17)	12.27
Period Ended 9/30/21(b)	12.61	0.09	1.26	—		1.35	—	—	—	13.96
Class I
Six Months Ended 3/31/24 (Unaudited)	$13.22	0.11	2.64	—		2.75	(0.19)	—	(0.19)	$15.78
Year Ended 9/30/23	12.28	0.18	1.42	—		1.60	(0.44)	(0.22)	(0.66)	13.22
Year Ended 9/30/22	13.98	0.10	(1.59)	—		(1.49)	(0.21)	—	(0.21)	12.28
Year Ended 9/30/21	9.84	0.15	4.11	—		4.26	(0.12)	—	(0.12)	13.98
Year Ended 9/30/20	12.24	0.15	(2.39)	—(c	)	(2.24)	(0.16)	—	(0.16)	9.84
Year Ended 9/30/19	13.63	0.11	(1.13)	—(c	)	(1.02)	(0.09)	(0.28)	(0.37)	12.24
Class R6
Six Months Ended 3/31/24 (Unaudited)	$13.38	0.11	2.68	—		2.79	(0.19)	—	(0.19)	$15.98
Year Ended 9/30/23	12.38	0.19	1.50	—		1.69	(0.47)	(0.22)	(0.69)	13.38
Year Ended 9/30/22	14.07	0.22	(1.70)	—		(1.48)	(0.21)	—	(0.21)	12.38
Year Ended 9/30/21	9.90	0.16	4.14	—		4.30	(0.13)	—	(0.13)	14.07
Year Ended 9/30/20	12.31	0.16	(2.40)	—		(2.24)	(0.17)	—	(0.17)	9.90
Year Ended 9/30/19	13.71	0.13	(1.15)	—		(1.02)	(0.10)	(0.28)	(0.38)	12.31

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from January 28, 2021 (commencement of operations) through September 30, 2021.

(c)	Less than $0.01 or $(0.01) per share.

56

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/24 (Unaudited)	20.79	%(c)	$ 13	1.10	%(d)	1.23	%(d)	32.29	%(d)	25%
Year Ended 9/30/23	13.68%		11	1.10%		1.12%		37.03%		55%
Year Ended 9/30/22	(11.07	)%(e)	10	1.10%		0.43%		33.11%		83%
Period Ended 9/30/21(f)	10.71	%(c)	11	1.10	%(d)	1.01	%(d)	37.36	%(d)	61%
Class I
Six Months Ended 3/31/24 (Unaudited)	20.96	%(c)	$30,852	0.85	%(d)	1.49	%(d)	1.52	%(d)	25%
Year Ended 9/30/23	13.37%		27,706	0.85%		1.38%		1.36%		55%
Year Ended 9/30/22	(10.85	)%(e)	30,802	0.85%		0.70%		1.22%		83%
Year Ended 9/30/21	43.48%		77,582	0.85%		1.17%		1.09%		61%
Year Ended 9/30/20	(18.62)%		52,496	0.85%		1.34%		1.15%		77%
Year Ended 9/30/19	(6.91)%		55,686	0.85%		0.95%		0.98%		52%
Class R6
Six Months Ended 3/31/24 (Unaudited)	20.97	%(c)	$ 13	0.80	%(d)	1.53	%(d)	32.04	%(d)	25%
Year Ended 9/30/23	14.04%		11	0.80%		1.42%		34.70%		55%
Year Ended 9/30/22	(10.72	)%(e)	9	0.76%		1.45%		1.27%		83%
Year Ended 9/30/21	43.64%		6,366	0.80%		1.21%		1.03%		61%
Year Ended 9/30/20	(18.56)%		4,423	0.80%		1.40%		1.07%		77%
Year Ended 9/30/19	(6.89)%		7,278	0.80%		1.07%		0.95%		52%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

57

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)	The Advisor reimbursed the Fund $862,113 for Losses from a trading policy error. The payment had an impact of 2.4% to the total return of each share class.
(f)	For the period from January 28, 2021 (commencement of operations) through September 30, 2021.

See Notes to the Financial Statements.

58

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth, Small Cap Core and Small Cap Value Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Board has approved pricing and valuation procedures of the Advisor for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from

59

NOTES TO FINANCIAL STATEMENTS

broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of NYSE on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Advisor has procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or the Advisor has determined that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Advisor in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Advisor or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Advisor employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

60

NOTES TO FINANCIAL STATEMENTS

Foreign Taxes:

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Funds accrue for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•  Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•  Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2024 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs		Total

Assets:
Investments in Securities
SMID Cap Growth Fund	$161,291,204	(a)	$ —		$—		$161,291,204
Enterprise Fund	71,486,206	(a)	—		—		71,486,206
Small Cap Core Fund	46,774,138	(a)	—		—		46,774,138
Microcap Value Fund	108,232,695	(a)	1,718,153	(b)	—	(c)	109,950,848
Small Cap Value Fund	30,830,388	(a)	—		—		30,830,388

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.

61

NOTES TO FINANCIAL STATEMENTS

(b)	Represents securities in the Consumer Discretionary ($1,499,829), Financials ($135,524) and Consumer Staples ($82,800) sections of the Schedule of Portfolio Investments.

(c)	Includes securities fair valued at zero.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used may include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Significant changes in any of these assumptions may result in a lower or higher fair value.

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2024.

Affiliated Investments:

The Funds invest in another Fund of the Trust (an “Affiliated Fund”), RBC BlueBay U.S. Government Money Market Fund- Institutional Class 1, as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund. As the affiliated investment is a money market fund in which shares are issued and redeemed at $1.00 per share, the number of shares purchased and sold equal the dollar amount shown as purchased and sold, and no gain or loss was realized on the sale of shares of the money market fund.

	Value September 30, 2023	Purchases	Sales	Value March 31, 2024	Dividends
Investments in RBC BlueBay U.S. Government Money Market Fund —Institutional Class 1
SMID Cap Growth Fund	$4,385,678	$30,387,462	$(28,871,785)	$5,901,355	$87,760
Enterprise Fund	1,206,823	6,388,084	(5,179,151)	2,415,756	35,448
Small Cap Core Fund	1,059,949	4,771,660	(5,046,392)	785,217	15,605
Microcap Value Fund	2,233,645	6,510,858	(7,601,247)	1,143,256	41,262
Small Cap Value Fund	436,014	3,517,108	(3,361,631)	591,491	11,616

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

62

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions, basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund	All Net Assets	0.70%

63

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund	1.10%	0.85%	0.80%

This expense limitation agreement is in place until January 31, 2025, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months (3 years for the Small Cap Value Fund), provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid.

At March 31, 2024, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/21		FYE 9/30/22		FYE 9/30/23	FYE 9/30/24	Total
SMID Cap Growth Fund	$	N/A	$	N/A	$101,549	$117,670	$219,219
Enterprise Fund		N/A		N/A	37,467	68,023	105,490
Small Cap Core Fund		N/A		N/A	73,300	108,752	182,052
Microcap Value Fund		N/A		N/A	33,891	74,910	108,801
Small Cap Value Fund		111,332		186,786	168,114	98,518	564,750

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2024, the amount waived was $2,944, $1,129, $503, $1,294 and $367 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administrative services fee. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer

64

NOTES TO FINANCIAL STATEMENTS

of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Class A shares and Class R6 shares of Small Cap Value Fund and Class R6 Shares of SMID Cap Growth Fund, the Advisor invested seed capital to provide each share class its initial investment assets. In addition, the Advisor has purchased Class R6 shares of Small Cap Core Fund. The table below shows, as of March 31, 2024, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$159,440,983	1,427	0.0%
Small Cap Core Fund	$46,663,713	712	0.0%
Small Cap Value Fund	$30,878,860	1,657	0.1%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2024, there were no fees waived by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2024.

For the period ended March 31, 2024, the Distributor received commissions of $42,023 front-end sales charges of Class A shares of the Funds, of which $36,919 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2024 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$36,598,381	$10,935,351
Enterprise Fund	9,001,806	12,954,429
Small Cap Core Fund	6,505,597	10,137,317
Microcap Value Fund	9,492,282	15,314,779
Small Cap Value Fund	6,987,251	9,380,612

65

NOTES TO FINANCIAL STATEMENTS

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participated in a “commission recapture” program until January 13, 2023, under which brokerage transactions were directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program were reimbursed to the Funds and recorded as net realized gains from investment transactions in the financial statements.

66

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$9,415,191	$2,287,796	$1,425	$3,024
Distributions reinvested	428,649	1,062,780	18,645	99,368
Cost of shares redeemed	(1,909,796)	(1,711,779)	(42,033)	(103,509)

Change in Class A	$7,934,044	$1,638,797	$(21,963)	$(1,117)

Class I
Proceeds from shares issued	$30,057,787	$29,415,120	$264,821	$301,638
Distributions reinvested	2,108,984	5,134,912	1,675,898	7,809,138
Cost of shares redeemed	(11,774,608)	(18,858,220)	(3,050,339)	(3,537,426)

Change in Class I	$20,392,163	$15,691,812	$(1,109,620)	$4,573,350

Class R6
Proceeds from shares issued	$2,601,484	$9,824,731	$—	$—
Distributions reinvested	4,268	1,350	—	—
Cost of shares redeemed	(287,760)	(270,944)	—	—

Change in Class R6	$2,317,992	$9,555,137	$—	$—

Change in net assets resulting from capital transactions	$30,644,199	$26,885,746	$(1,131,583)	$4,572,233

SHARE TRANSACTIONS:
Class A
Issued	799,525	194,672	95	207
Reinvested	36,203	99,605	1,238	7,388
Redeemed	(159,331)	(150,909)	(3,140)	(7,083)

Change in Class A	676,397	143,368	(1,807)	512

Class I
Issued	2,014,913	2,046,358	15,377	19,252
Reinvested	140,318	382,062	102,064	533,776
Redeemed	(775,762)	(1,301,640)	(186,767)	(221,484)

Change in Class I	1,379,469	1,126,780	(69,326)	331,544

Class R6
Issued	172,950	680,743	—	—
Reinvested	282	100	—	—
Redeemed	(19,187)	(18,174)	—	—

Change in Class R6	154,045	662,669	—	—

Change in shares resulting from capital transactions	2,209,911	1,932,817	(71,133)	332,056

67

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$1,109,142	$1,348,122	$35,244	$94,198
Distributions reinvested	678,360	1,814,942	225,849	372,237
Cost of shares redeemed	(1,154,108)	(1,242,176)	(385,239)	(598,664)

Change in Class A	$633,394	$1,920,888	$(124,146)	$(132,229)

Class I
Proceeds from shares issued	$506,513	$283,741	$2,022,569	$3,827,818
Distributions reinvested	2,353,335	7,660,760	8,715,810	13,178,787
Cost of shares redeemed	(4,681,395)	(3,466,519)	(8,553,055)	(11,944,277)

Change in Class I	$(1,821,547)	$4,477,982	$2,185,324	$5,062,328

Class R6
Proceeds from shares issued	$250,405	$1,214	$—	$—
Distributions reinvested	909	2,075	—	—

Change in Class R6	$251,314	$3,289	$—	$—

Change in net assets resulting from capital transactions	$(936,839)	$6,402,159	$2,061,178	$4,930,099

SHARE TRANSACTIONS:
Class A
Issued	86,040	108,467	1,366	3,567
Reinvested	55,286	161,185	8,568	14,848
Redeemed	(90,367)	(96,891)	(14,469)	(23,118)

Change in Class A	50,959	172,761	(4,535)	(4,703)

Class I
Issued	32,560	19,377	77,884	149,486
Reinvested	161,852	581,241	331,148	526,520
Redeemed	(319,150)	(228,349)	(327,409)	(456,095)

Change in Class I	(124,738)	372,269	81,623	219,911

Class R6
Issued	16,786	81	—	—
Reinvested	62	157	—	—

Change in Class R6	16,848	238	—	—

Change in shares resulting from capital transactions	(56,931)	545,268	77,088	215,208

68

NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Distributions reinvested	$125	$498

Change in Class A	$125	$498

Class I
Proceeds from shares issued	$784,197	$5,370,625
Distributions reinvested	129,976	771,688
Cost of shares redeemed	(2,804,720)	(11,717,378)

Change in Class I	$(1,890,547)	$(5,575,065)

Class R6
Distributions reinvested	$151	$527

Change in Class R6	$151	$527

Change in net assets resulting from capital transactions	$(1,890,271)	$(5,574,040)

SHARE TRANSACTIONS:
Class A
Reinvested	9	40

Change in Class A	9	40

Class I
Issued	53,332	401,888
Reinvested	8,976	61,884
Redeemed	(202,984)	(876,500)

Change in Class I	(140,676)	(412,728)

Class R6
Reinvested	10	42

Change in Class R6	10	42

Change in shares resulting from capital transactions	(140,657)	(412,646)

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

69

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$127,660,447	$40,145,310	$(6,514,553)	$33,630,757
Enterprise Fund	46,080,285	26,344,708	(938,787)	25,405,921
Small Cap Core Fund	28,058,535	19,372,956	(657,353)	18,715,603
Microcap Value Fund	83,733,210	39,163,153	(12,945,515)	26,217,638
Small Cap Value Fund	27,646,218	3,677,277	(493,107)	3,184,170

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) mark to market adjustment, and cumulative partnership basis adjustment.

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$6,223,196	$6,223,196	$6,223,196
Enterprise Fund	—	8,290,732	8,290,732	8,290,732
Small Cap Core Fund	1,160,788	8,608,888	9,769,676	9,769,676
Microcap Value Fund	1,464,645	13,455,940	14,920,585	14,920,585
Small Cap Value Fund	1,142,082	583,808	1,725,890	1,725,890

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2024.

As of September 30, 2023, the Small Cap Value Fund had long-term capital loss carryforwards of $971,425.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund had deferred qualified late-year ordinary losses of $111,699 and the Microcap Value Fund had deferred post-October capital losses of $493,099 which will be treated as arising on the first business day of the fiscal year ending September 30, 2024.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Prior to June 11, 2021, each Fund charged a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. In addition, the Trust may limit the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee was deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee was not charged in cases where, for example, the redemption resulted from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

70

NOTES TO FINANCIAL STATEMENTS

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2024, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Line of Credit

The Funds are participants in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 27, 2024. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since each Fund participates in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2024.There were no borrowings made by the Funds under the line of credit during the six months ended March 31, 2024.

11. Significant Risks

Shareholder concentration risk:

As of March 31, 2024, outside of the affiliated accounts disclosed in Note 3, the Funds had broker-dealer omnibus accounts which each owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	1	61.0%
Enterprise Fund	1	12.0%
Small Cap Core Fund	2	27.0%
Microcap Value Fund	1	22.0%
Small Cap Value Fund	1	20.0%

In addition, one unaffiliated shareholder owned 12% of Small Cap Core Fund as of March 31, 2024. Significant transactions by these shareholders may impact the Funds’ performance.

Market risk

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

71

NOTES TO FINANCIAL STATEMENTS

In response to political and military actions undertaken by Russia, the U.S., European Union and other jurisdictions have imposed economic sanctions against certain Russian individuals, entities and sectors. These sanctions and the threat of further sanctions may result in the decline of the value and liquidity of Russian securities, a weakening of the ruble or other adverse consequences to the Russian economy. Sanctions could impair a fund’s ability to invest in accordance with its investment program, to determine the overall value of its net assets, and to sell holdings as needed to meet shareholder redemptions. As of March 31, 2024, none of the Funds’ investments were in violation of such sanctions.

Industry and sector focus risk

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

72

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares are offered by all Funds and are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

73

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23–3/31/24	Annualized Expense Ratio During Period 10/1/23–3/31/24
SMID Cap Growth Fund
	Class A	$1,000.00	$1,169.10	$5.80	1.07%
	Class I	1,000.00	1,170.90	4.45	0.82%
	Class R6	1,000.00	1,171.30	4.18	0.77%
Enterprise Fund
	Class A	1,000.00	1,218.00	7.37	1.33%
	Class I	1,000.00	1,219.20	5.99	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,234.50	6.42	1.15%
	Class I	1,000.00	1,236.20	5.03	0.90%
	Class R6	1,000.00	1,237.00	4.87	0.87%
Microcap Value Fund
	Class A	1,000.00	1,159.30	7.13	1.32%
	Class I	1,000.00	1,160.80	5.78	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,207.90	6.07	1.10%
	Class I	1,000.00	1,209.60	4.70	0.85%
	Class R6	1,000.00	1,209.70	4.42	0.80%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

74

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23-3/31/24	Annualized Expense Ratio During Period 10/1/23-3/31/24
SMID Cap Growth Fund
	Class A	$1,000.00	$1,019.65	$5.40	1.07%
	Class I	1,000.00	1,020.90	4.14	0.82%
	Class R6	1,000.00	1,021.15	3.89	0.77%
Enterprise Fund
	Class A	1,000.00	1,018.35	6.71	1.33%
	Class I	1,000.00	1,019.60	5.45	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,019.25	5.81	1.15%
	Class I	1,000.00	1,020.50	4.55	0.90%
	Class R6	1,000.00	1,020.65	4.39	0.87%
Microcap Value Fund
	Class A	1,000.00	1,018.40	6.66	1.32%
	Class I	1,000.00	1,019.65	5.40	1.07%
Small Cap Value Fund
	Class A	1,000.00	1,019.50	5.55	1.10%
	Class I	1,000.00	1,020.75	4.29	0.85%
	Class R6	1,000.00	1,021.00	4.04	0.80%

* Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

75

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

Statement Regarding Liquidity Risk Management Program

This section discusses the operation and effectiveness of the Liquidity Risk Management Program for the RBC Funds established in accordance with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). RBC Global Asset Management (U.S.) Inc. (“RBC GAM”), the investment adviser to each Fund, serves as the Program Administrator and administers day-to-day implementation of the Program through a working group known as the Liquidity Risk Committee.

RBC GAM, as Program Administrator, provided the Board with a report addressing the operation of the Program during the year ending December 31, 2023 and assessing its adequacy and effectiveness of implementation, including, if applicable, the operation of any Fund’s highly liquid investments minimum and any material changes to the Program.

I. Key Conclusions of the Report

During the review period, the Program was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk. Each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund, and no Fund was required to set a highly liquid investments minimum. There were no material changes to the Program implemented during the review period.

II. Summary of the Review

A. Liquidity Risk Assessment and Review

Throughout the review period, the Program Administrator, in consultation with investment personnel, monitored the Funds’ portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program, monthly in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT, and provided quarterly reports to the Board throughout the review period.

The Program Administrator also conducted an annual review assessing each Fund’s liquidity risk, in accordance with the requirements of the Program and the Liquidity Rule, taking into account the following factors, as applicable:

a. Each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions, including: (i) whether the Fund’s investment strategy is appropriate for an open-end fund; (ii) the extent to which the Fund’s strategy involves a relatively concentrated portfolio or large positions in particular issuers; (iii) the Fund’s use of borrowings for investment purposes; and (iv) the Fund’s use of derivatives (including for hedging purposes);

b. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions; and

c. Holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources.

Investment Strategy and Portfolio Liquidity. The Program Administrator considered the factors identified above, among others, during both normal and reasonably foreseeable stressed conditions as provided in the Program. Pursuant to the review, the Program Administrator determined that each Fund’s investment strategy and use of derivatives are appropriate for an open-end fund.

Short and Long-Term Cash Flow Projections. The Funds’ cash flows and related attributes were such that cash flows did not have a material effect on the ability to meet redemptions during the review period.

Holdings of Cash and Borrowing Arrangements. As described in the Report, the Program Administrator determined that the Funds’ holdings of cash and borrowing arrangements were adequate for meeting the Funds’ expected cash flow needs to meet redemptions during the review period.

In light of the assessment and review as discussed above, the Program Administrator did not recommend any material changes in the management of the Funds’ liquidity risks, including with respect to any of the above factors.

76

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

B. Review of Initial Liquidity Risk

During the review period, no new RBC Funds were launched.

C. Portfolio Holdings Classifications

During the review period, each Fund’s portfolio holdings (including derivative investments) were classified monthly as Highly Liquid Investments, Moderately Liquid Investments, Less Liquid Investments and Illiquid Investments pursuant to the Program, as required by the Liquidity Rule.

During the review period, the Funds also classified portfolio investments (including, as applicable, derivatives transactions) according to asset class when appropriate, as described in the Program. In addition, pursuant to the Program, each Fund must separately classify and review any investment within an asset class if any market, trading, or investment-specific considerations are reasonably expected to significantly affect the liquidity of the investment as compared the Fund’s other portfolio holdings within that asset class. During the review period, there were no circumstances in which a Fund was required to separately classify any investment within an asset class.

Market Depth—Reasonably Anticipated Trading Size (“RATS”). In classifying and reviewing its portfolio investments or asset classes (as applicable), each Fund must determine whether trading varying portions of a position in a particular portfolio investment or asset class, in sizes that the Fund would reasonably anticipate trading, is reasonably expected to significantly affect its liquidity. Each Fund must take this determination into account when classifying the liquidity of that investment or asset class. There were no material changes to the RATS assumptions for the Funds during the review period.

Classification Review. As required by the Liquidity Rule, the Program Administrator reviewed the Funds’ liquidity classifications on a monthly basis as described in the Program. The Committee met monthly to review its portfolio investments’ classifications in connection with recording the liquidity classification for each portfolio investment for reporting on Form N-PORT. The Program Administrator oversaw the Funds’ process for classifying portfolio holdings under the Liquidity Rule and reviewed the classifications, as described in the Program. This review included a review of the methodology and data inputs used. Russian affiliated assets continued to remain illiquid due to the Russian-Ukrainian conflict and the related widespread sanctions against Russian-affiliated assets. During the review period, the Program Administrator determined that there were no unplanned market closures or events that required additional assessments of the Funds’ liquidity classifications.

D. Highly Liquid Investments Minimum

The Program Administrator reviewed the process and standards for determining that each Fund primarily holds investments that are highly liquid. There were no changes recommended in the Report with respect to the status of any Fund as a Primarily Highly Liquid Fund (“PHLF”) and each Fund qualified as a PHLF on an ongoing basis during the review period as described in the Report. Accordingly, a highly liquid investments minimum was not required for any Fund during the review period pursuant to the relevant provisions of the Program.

E. Compliance with the 15% Limitation on Illiquid Investments

Pursuant to the Liquidity Rule, no Fund may acquire any illiquid investment if, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets (the “15% Limit”). The Program Administrator monitored compliance with the 15% Limit as described in the Program. At no time during the review period did any Fund breach the 15% limit.

F. Redemptions in Kind

There were no redemptions in-kind effected during the review period.

G. SEC Reporting

The Funds met their monthly Form N-PORT filing requirements during the period. No reports on Form N-RN (reporting holdings of illiquid investments exceeding 15%) were required to be filed during the period and none were filed.

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80

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-EQ SAR 03-24

Semi-Annual Report For the six months ended March 31, 2024 RBC BlueBay U.S. Government Money Market Fund

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.com.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.com; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Each year the Trust files its proxy voting record for the twelve-month period ended June 30 with the SEC on Form N-PX no later than August 31. The records can be obtained on the SEC’s website at www.sec.gov and without charge by calling the Funds at 1-800-422-2766.

A schedule of the Fund’s portfolio holdings is filed with the Commission monthly on Form N-MFP. This information is available on the Commission’s website at http://www.sec.gov and on the Funds’ website at www.rbcgam.com.

Table of	Money Market Portfolio Managers	1
Contents	Performance Summary	2
	Schedule of Portfolio Investments	4
	Financial Statements
	- Statement of Assets and Liabilities	13
	- Statement of Operations	15
	- Statements of Changes in Net Assets	16
	Financial Highlights	17
	Notes to Financial Statements	20
	Supplemental Information	28

MONEY MARKET PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”), serves as the investment advisor to the Fund. RBC GAM-US employs a team approach to the management of the RBC BlueBay U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

BlueBay Senior Portfolio Manager

Brian is a BlueBay senior portfolio manager on the BlueBay Fixed Income team at RBC Global Asset Management (U.S.) Inc. He has had a leadership role within the Minneapolis-based fixed income group since 2012 and has been the lead portfolio manager for the firm’s impact investing strategies since 2006. He also managed many government and mortgage strategies. Brian joined the organization in 2005, having held risk management, research, and trading positions with a large American multinational financial services company since 1992. Brian holds an MBA, a BBA in Finance and a Bachelor of Science in Economics from the University of Minnesota. He is also a CFA® charterholder and a Financial Risk Manager (FRM®).

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

The Fund is a money market fund that seeks to achieve as high a level of current income obtainable from investments in short-term securities as is consistent with prudent investment management, the preservation of capital and the maintenance of liquidity.

			7-Day Annualized Yield
		Total Return for the Six Months Ended March 31, 2024 (Unaudited)	March 31, 2024 (Unaudited)	September 30, 2023
	Class A	2.62%	5.14%	5.14%
	Institutional Class 1	2.68%	5.26%	5.27%
	Institutional Class 2	2.61%	5.13%	5.14%
	Investor Class	2.24%	4.40%	4.44%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

The yield quotations more closely reflect the current earnings of the Fund than the total return quotations.

2

PERFORMANCE SUMMARY (UNAUDITED)

Money Market Maturity Schedule		Asset Allocation
As a percentage of value of investments based on effective maturity as of March 31, 2024.

	RBC BlueBay U.S. Government Money Market Fund
Less than 8 days	52.5%
8 to 14 days	1.8%
15 to 30 days	16.5%
31 to 180 days	27.9%
Over 180 days	1.3%

3

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund

March 31, 2024 (Unaudited)

Principal Amount		Value

U.S. Treasury Obligations — 29.05%
U.S. Treasury Bills — 27.48%
$150,000,000	U.S. Treasury Bill- When Issued, 0.00%, 5/28/24(a)	$148,770,216
150,000,000	U.S. Treasury Bill- When Issued, 0.00%, 7/30/24(a)	147,420,427
150,000,000	0.00%, 7/16/24(a)	147,700,903
300,000,000	U.S. Treasury Bill- When Issued, 0.00%, 7/23/24(a)	295,099,095
17,150,000	4.92%, 11/29/24(a)	16,608,213
35,000,000	5.11%, 8/1/24(a)	34,408,605
25,000,000	U.S. Treasury Bill- When Issued, 5.17%, 7/11/24(a)	24,646,500
43,000,000	U.S. Treasury Bill- When Issued, 5.26%, 8/15/24(a)	42,168,203
155,000,000	U.S. Treasury Bill- When Issued, 5.30%, 6/6/24(a)	153,512,530
150,000,000	U.S. Treasury Bill- When Issued, 5.30%, 4/9/24(a)	149,824,083
160,000,000	5.31%, 6/13/24(a)	158,309,938
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 4/18/24(a)	149,625,074
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 4/25/24(a)	149,470,953
144,425,000	U.S. Treasury Bill- When Issued, 5.31%, 4/4/24(a)	144,361,447
125,000,000	5.31%, 4/11/24(a)	124,816,299
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 5/30/24(a)	148,712,940
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 4/16/24(a)	149,670,625
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 6/20/24(a)	148,252,833
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 4/30/24(a)	149,363,993
150,000,000	5.31%, 6/4/24(a)	148,602,800
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 5/23/24(a)	148,865,534
150,000,000	5.31%, 6/18/24(a)	148,304,800
150,000,000	U.S. Treasury Bill- When Issued, 5.31%, 6/25/24(a)	148,153,021
150,000,000	5.31%, 7/2/24(a)	147,999,192
150,000,000	U.S. Treasury Bill- When Issued, 5.32%, 5/2/24(a)	149,318,316
151,775,000	U.S. Treasury Bill- When Issued, 5.32%, 4/23/24(a)	151,285,965
150,000,000	5.32%, 5/7/24(a)	149,209,125
150,000,000	5.32%, 5/14/24(a)	149,055,255
152,000,000	U.S. Treasury Bill- When Issued, 5.40%, 5/9/24(a)	151,153,330
200,000,000	U.S. Treasury Bill- When Issued, 5.41%, 5/16/24(a)	198,684,375

		4,173,374,590

U.S. Treasury Floating Rate Notes — 1.35%
150,000,000	(3 mo. U.S. Treasury Money Market Yield - 0.075%), 5.23%, 4/30/24(b)	149,995,909
25,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.037%), 5.34%, 7/31/24(b)	25,002,255
30,000,000	(3 mo. U.S. Treasury Money Market Yield + 0.140%), 5.44%, 10/31/24(b)	29,984,203

		204,982,367

4

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

U.S. Treasury Notes — 0.22%
$ 17,100,000	1.00%, 12/15/24	$16,649,475
17,325,000	2.13%, 11/30/24	17,004,250

		33,653,725

Total U.S. Treasury Obligations		4,412,010,682

(Cost $4,412,010,682)

U.S. Government Agency Backed Mortgages — 17.24%
Federal Farm Credit — 7.76%
30,000,000	5.51%, 8/26/24(a),(c)	29,355,650
75,000,000	(SOFR RATE + 0.120%), 5.43%, 5/1/25(b)	75,000,000
50,000,000	(SOFR RATE + 0.130%), 5.44%, 4/10/25(b)	49,994,891
58,000,000	(SOFR RATE + 0.130%), 5.44%, 1/28/25(b)	58,000,000
50,000,000	(SOFR RATE + 0.140%), 5.45%, 4/25/25(b)	49,978,824
50,000,000	(SOFR RATE + 0.140%), 5.45%, 2/26/25(b)	49,995,567
35,000,000	(SOFR RATE + 0.150%), 5.47%, 3/17/25(b)	34,983,413
11,000,000	(SOFR RATE + 0.150%), 5.46%, 1/3/25(b)	11,000,000
32,000,000	(SOFR RATE + 0.150%), 5.46%, 5/27/25(b)	32,000,000
100,000,000	(SOFR RATE + 0.150%), 5.46%, 7/11/25(b)	100,000,000
70,000,000	(SOFR RATE + 0.155%), 5.47%, 5/2/25(b)	70,000,000
45,000,000	(SOFR RATE + 0.155%), 5.47%, 8/28/25(b)	45,000,000
100,000,000	(SOFR RATE + 0.155%), 5.47%, 9/5/25(b)	100,000,000
40,000,000	(SOFR RATE + 0.155%), 5.47%, 9/15/25(b)	39,997,192
90,000,000	(SOFR RATE + 0.155%), 5.48%, 9/25/25(b)	90,000,000
75,000,000	(SOFR RATE + 0.160%), 5.47%, 7/7/25(b)	75,000,000
25,000,000	(SOFR RATE + 0.160%), 5.47%, 11/3/25(b)	25,000,000
30,000,000	(SOFR RATE + 0.160%), 5.47%, 10/6/25(b)	30,000,000
25,000,000	(SOFR RATE + 0.160%), 5.47%, 10/17/25(b)	25,000,000
15,000,000	(SOFR RATE + 0.160%), 5.47%, 10/27/25(b)	15,000,000
40,000,000	(SOFR RATE + 0.180%), 5.49%, 4/28/25(b)	40,016,137
50,000,000	(SOFR RATE + 0.180%), 5.49%, 3/7/25(b)	50,000,000
53,000,000	Series 0001, (SOFR RATE + 0.120%), 5.43%, 1/21/25(b)	53,000,000
30,000,000	Series 0001, (SOFR RATE + 0.195%), 5.51%, 6/2/25(b)	30,000,000

		1,178,321,674

Federal Home Loan Banks — 9.48%
55,130,000	5.32%, 5/29/24(a),(c)	54,669,366
86,000,000	5.04%, 2/10/25(a),(c)	82,403,050
100,000,000	5.50%, 8/12/24	99,993,500
83,500,000	5.50%, 8/26/24	83,494,345
43,000,000	4.94%, 1/6/25	42,993,250
62,227,000	5.32%, 5/31/24(a),(c)	61,689,773
85,000,000	5.45%, 7/25/24(a),(c)	83,579,910
75,000,000	(SOFR RATE + 0.120%), 5.43%, 5/1/25(b)	75,000,000
75,000,000	(SOFR RATE + 0.120%), 5.43%, 11/25/24(b)	75,000,000
50,000,000	(SOFR RATE + 0.130%), 5.44%, 2/10/25(b)	50,000,000
50,000,000	(SOFR RATE + 0.130%), 5.44%, 2/13/26(b)	50,000,000

5

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 75,000,000	(SOFR RATE + 0.140%), 5.45%, 4/21/25(b)	$75,000,000
100,000,000	(SOFR RATE + 0.155%), 5.47%, 8/22/25(b)	100,000,000
100,000,000	(SOFR RATE + 0.155%), 5.47%, 8/22/25(b)	100,000,000
100,000,000	(SOFR RATE + 0.155%), 5.49%, 9/29/25(b)	100,000,000
75,000,000	(SOFR RATE + 0.160%), 5.47%, 7/10/25(b)	75,000,000
50,000,000	(SOFR RATE + 0.160%), 5.47%, 10/20/25(b)	50,000,000
55,000,000	(SOFR RATE + 0.170%), 5.50%, 4/1/25(b)	55,014,905
75,000,000	Series 0001, (SOFR RATE + 0.140%), 5.45%, 5/19/25(b)	75,000,000
50,000,000	Series 0001, (SOFR RATE + 0.160%), 5.47%, 10/20/25(b)	50,000,000

		1,438,838,099

Total U.S. Government Agency Backed Mortgages		2,617,159,773

(Cost $2,617,159,773)

U.S. Government Agency Obligations — 5.90%
U.S. International Development Finance Corp. — 5.90%
35,960,000	0.00%, 6/14/24(a)	36,574,560
2,830,000	0.00%, 6/14/24(a)	2,878,365
10,500,000	0.00%, 6/21/24(a)	10,966,643
10,775,000	0.00%, 7/23/24(a)	11,203,497
10,755,000	0.00%, 7/23/24(a)	11,182,701
26,750,000	0.00%, 7/24/24(a)	27,220,611
5,000,000	0.00%, 8/11/24(a)	5,187,967
15,000,000	0.00%, 8/16/24(a)	15,551,852
16,700,000	0.00%, 9/30/24(a)	17,196,825
7,300,000	0.00%, 9/30/24(a)	7,517,175
4,200,000	0.00%, 9/30/24(a)	4,324,950
14,182,080	(US Treasury Bill Yield 3-Month + 0.000%), 5.45%, 11/20/37(b)	14,182,080
17,499,999	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/27(b)	17,499,999
16,219,720	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/35(b)	16,219,720
15,795,120	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/35(b)	15,795,120
15,285,600	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/35(b)	15,285,600
11,888,800	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/35(b)	11,888,781
6,708,680	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/35(b)	6,708,680
4,246,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/35(b)	4,246,000
1,358,720	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 1/20/35(b)	1,358,720
17,873,440	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	17,873,440
17,701,580	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	17,701,580
13,319,150	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	13,319,150
13,061,360	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	13,061,360
7,475,910	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	7,475,910
7,046,260	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	7,046,260
6,272,890	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	6,272,890
4,296,500	(US Treasury Bill Yield 3-Month + 0.000%), 5.47%, 4/20/35(b)	4,296,500
20,380,800	(US Treasury Bill Yield 3-Month + 0.000%), 5.48%, 1/20/35(b)	20,380,800
7,133,280	(US Treasury Bill Yield 3-Month + 0.000%), 5.48%, 1/20/35(b)	7,133,280
21,482,500	(US Treasury Bill Yield 3-Month + 0.000%), 5.48%, 4/20/35(b)	21,482,500
8,077,420	(US Treasury Bill Yield 3-Month + 0.000%), 5.48%, 4/20/35(b)	8,077,420

6

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 9,486,439	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/20/27(b)	$9,486,439
5,633,335	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/20/27(b)	5,633,335
4,875,001	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/20/27(b)	4,875,001
3,510,002	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/20/27(b)	3,510,002
3,011,668	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/20/27(b)	3,011,668
2,860,001	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/20/27(b)	2,860,001
2,166,668	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/20/27(b)	2,166,668
9,874,999	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 9/20/27(b)	9,874,999
5,151,515	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/15/28(b)	5,151,515
3,436,061	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/15/28(b)	3,436,061
30,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 3/15/30(b)	30,000,000
17,777,778	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 3/15/30(b)	17,777,778
9,750,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 10/15/30(b)	9,750,000
30,157,291	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 9/20/32(b)	30,157,291
8,504,265	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/15/34(b)	8,504,265
5,815,708	(US Treasury Bill Yield 3-Month + 0.000%), 5.49%, 6/15/34(b)	5,815,708
250,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/24(b)	250,000
230,769	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/24(b)	230,769
227,273	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/24(b)	227,273
208,333	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/24(b)	208,333
2,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 6/15/25(b)	2,500,000
3,142,857	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 8/15/25(b)	3,142,857
3,000,001	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 8/15/25(b)	3,000,001
2,869,565	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 8/15/25(b)	2,869,565
2,500,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 8/15/25(b)	2,500,000
631,579	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 8/15/25(b)	631,579
4,509,474	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 9/15/25(b)	4,509,474
2,605,263	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/26(b)	2,605,263
2,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/26(b)	2,000,000
990,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/26(b)	990,000
6,600,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 9/15/26(b)	6,600,000
4,166,667	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 9/15/26(b)	4,166,667
3,342,308	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 12/15/26(b)	3,342,308
5,897,727	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 9/30/27(b)	5,897,727
53,467,999	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 2/15/28(b)	53,467,999
30,992,307	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 6/20/28(b)	30,992,307
7,125,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 11/15/28(b)	7,125,000
20,472,223	(US Treasury Bill Yield 3-Month + 0.070%), 5.50%, 8/15/29(b)	20,472,223
9,900,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 8/15/29(b)	9,900,000
5,000,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 8/15/29(b)	5,000,000
14,083,019	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 1/15/30(b)	14,083,019
37,800,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 3/15/30(b)	37,800,000
5,980,000	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 5/15/30(b)	5,980,000
6,602,564	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 10/15/32(b)	6,602,564
3,717,949	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 11/15/33(b)	3,717,949
2,916,903	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 12/15/33(b)	2,916,903
7,884,668	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 6/15/34(b)	7,884,668

7

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 5,180,160	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 3/30/37(b)	$5,180,160
23,742,768	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(b)	23,742,768
22,725,221	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(b)	22,725,221
12,719,340	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(b)	12,719,340
12,507,351	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(b)	12,507,351
8,899,298	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(b)	8,899,298
5,787,096	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(b)	5,787,096
3,815,802	(US Treasury Bill Yield 3-Month + 0.000%), 5.50%, 7/7/40(b)	3,815,802

		896,113,151

Total U.S. Government Agency Obligations		896,113,151

(Cost $896,113,151)

Repurchase Agreements — 50.37%
200,000,000	Bank of America, National Association, dated 3/31/24; due 4/1/24 at 5.30% with maturity value of $200,117,778 (fully collateralized by Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 12/31/25 to 4/1/54 at rates ranging from 0.38% to 7.50%, aggregate original par and fair value of $250,294,939 and $204,000,064, respectively)	200,000,000
200,000,000	Bank of America, National Association, dated 3/31/24; due 4/1/24 at 5.30% with maturity value of $200,117,778 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/25 to 2/15/46 at rates ranging from 0.00% to 1.38%, aggregate original par and fair value of $205,683,868 and $204,000,000, respectively)	200,000,000
100,000,000	Bank of America, National Association, dated 3/31/24; due 5/2/24 at 5.32% with maturity value of $100,871,888 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 9/30/27 to 8/15/40 at rates ranging from 3.88% to 4.13%, aggregate original par and fair value of $105,963,700 and $102,000,073, respectively)	100,000,000

	Total Value of Bank of America, National Association, (collateral value of $ 510,000,137)	500,000,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$400,000,000	Bank of Montreal, dated 3/31/24; due 4/1/24 at 5.31% with maturity value of $400,236,000 (fully collateralized by Freddie Mac securities with maturity dates ranging from 4/1/52 to 3/1/54 at rates ranging from 2.00% to 6.00%, aggregate original par and fair value of $450,292,174 and $408,000,000, respectively)	$400,000,000
200,000,000	Bank of Montreal, dated 3/31/24; due 4/3/24 at 5.31% with maturity value of $200,177,000 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 8/20/53 to 3/20/54 at rates ranging from 5.50% to 6.00%, aggregate original par and fair value of $201,357,305 and $204,000,001, respectively)	200,000,000

	Total Value of Bank of Montreal, (collateral value of $ 612,000,001)	600,000,000

500,000,000	Citigroup Global Markets, Inc., dated 3/31/24; due 4/1/24 at 5.30% with maturity value of $500,294,444 (fully collateralized by Fannie Mae, Federal Farm Credit Bank, Federal Home Loan Bank, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 8/13/26 to 8/15/51 at rates ranging from 0.00% to 6.25%, aggregate original par and fair value of $652,021,793 and $510,000,000, respectively)	500,000,000
350,000,000	Citigroup Global Markets, Inc., dated 3/31/24; due 4/1/24 at 5.30% with maturity value of $350,206,111 (fully collateralized by Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 8/15/28 to 5/15/52 at rates ranging from 0.00% to 7.00%, aggregate original par and fair value of $621,877,627 and $357,000,000, respectively)	350,000,000
200,000,000	Citigroup Global Markets, Inc., dated 3/31/24; due 4/2/24 at 5.31% with maturity value of $200,206,500 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 10/20/50 to 11/20/50 at rates ranging from 2.00% to 4.50%, aggregate original par and fair value of $356,639,880 and $204,000,332, respectively)	200,000,000

	Total Value of Citigroup Global Markets, Inc., (collateral value of $ 1,071,000,332)	1,050,000,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$ 200,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/24; due 4/1/24 at 5.27% with maturity value of $200,117,111 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 5/1/28 to 12/1/53 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $842,617,823 and $204,000,000, respectively)	$200,000,000
100,000,000	Credit Agricole Corporate and Investment Bank, dated 3/31/24; due 4/1/24 at 5.30% with maturity value of $100,058,889 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 1/31/28 to 10/31/28 at rates ranging from 0.75% to 4.88%, aggregate original par and fair value of $100,708,800 and $102,000,021, respectively)	100,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 306,000,021)	300,000,000

250,000,000	Deutsche Bank Securities, dated 3/31/24; due 4/1/24 at 5.32% with maturity value of $250,147,778 (fully collateralized by Freddie Mac securities with maturity dates ranging from 6/1/53 to 10/1/53 at rates ranging from 5.50% to 6.00%, aggregate original par and fair value of $266,977,953 and $255,000,000, respectively)	250,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 255,000,000)	250,000,000

2,950,000,000	Federal Reserve, dated 3/31/24; due 4/1/24 at 5.30% with maturity value of $2,951,737,222 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/15/24 to 5/15/41 at rates ranging from 0.38% to 4.38%, aggregate original par and fair value of $ 3,322,568,500 and $2,951,737,280, respectively)	2,950,000,000

	Total Value of Federal Reserve, (collateral value of $ 2,951,737,280)	2,950,000,000

500,000,000	Fixed Income Clearing Corporation, dated 3/31/24; due 4/1/24 at 5.32% with maturity value of $1,500,665,000 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/43 to 2/15/45 at rates ranging from 0.75% to 3.88%, aggregate original par and fair value of $547,508,300 and $510,000,011, respectively)	500,000,000

	Total Value of Fixed Income Clearing Corporation, (collateral value of $ 510,000,011)	500,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$200,000,000	Goldman Sachs & Co., dated 3/31/24; due 4/2/24 at 5.33% with maturity value of $200,207,278 (fully collateralized by Fannie Mae, Freddie Mac, Ginnie Mae and U.S. Treasury securities with maturity dates ranging from 4/1/25 to 10/15/60 at rates ranging from 0.75% to 6.50%, aggregate original par and fair value of $475,377,689 and $204,000,001, respectively)	$200,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $ 204,000,001)	200,000,000

100,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/24; due 5/6/24 at 5.34% with maturity value of $101,335,000 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 8/1/30 to 3/1/54 at rates ranging from 1.50% to 7.00%, aggregate original par and fair value of $130,576,149 and $102,000,000, respectively)	100,000,000
100,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/31/24; due 5/6/24 at 5.36% with maturity value of $101,354,889 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 12/1/25 to 3/1/54 at rates ranging from 1.50% to 7.50%, aggregate original par and fair value of $172,816,396 and $102,000,000, respectively)	100,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 204,000,000)	200,000,000

300,000,000	National Australia Bank, dated 3/31/24; due 4/1/24 at 5.30% with maturity value of $300,132,500 (fully collateralized by U.S. Treasury security with maturity date of 11/30/28 at a rate 4.38%, aggregate original par and fair value of $300,000,000 and $306,013,051, respectively)	300,000,000

	Total Value of National Australia Bank, (collateral value of $ 306,013,051)	300,000,000

200,000,000	TD Securities (USA), dated 3/31/24; due 4/2/24 at 5.32% with maturity value of $200,206,889 (fully collateralized by Freddie Mac securities with maturity dates ranging from 2/1/52 to 1/1/54 at rates ranging from 2.50% to 6.50%, aggregate original par and fair value of $222,496,268 and $204,000,001, respectively)	200,000,000
200,000,000	TD Securities (USA), dated 3/31/24; due 4/3/24 at 5.33% with maturity value of $200,177,667 (fully collateralized by Freddie Mac securities with maturity dates ranging from 10/1/53 to 2/1/54 at rates ranging from 6.00% to 6.50%, aggregate original par and fair value of $203,073,072 and $204,000,000, respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 408,000,001)	400,000,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay U.S. Government Money Market Fund (cont.)

March 31, 2024 (Unaudited)

Principal Amount		Value

$400,000,000	Wells Fargo Securities LLC, dated 3/31/24; due 5/2/24 at 5.34% with maturity value of $405,399,333 (fully collateralized by Fannie Mae securities with maturity dates ranging from 10/1/24 to 1/1/2057 at rates ranging from 2.00% to 7.00%, aggregate original par and fair value of $508,783,102 and $408,000,000, respectively)	$400,000,000

	Total Value of Wells Fargo Securities LLC, (collateral value of $ 408,000,000)	400,000,000

Total Repurchase Agreements		7,650,000,000

(Cost $7,650,000,000)

Total Investments		$15,575,283,606
(Cost $15,575,283,606)(d) — 102.56%

Liabilities in excess of other assets — (2.56)%		(388,252,582)

NET ASSETS — 100.00%		$15,187,031,024

(a)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(b)	Floating rate note. Rate shown is as of report date.
(c)	The rate represents effective yield at the time of purchase.
(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

12

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

March 31, 2024 (Unaudited)
RBC BlueBay U.S. Government Money Market Fund

Assets:
Investments, at value (cost $7,925,283,606)	$7,925,283,606
Repurchase agreements, at value (cost $7,650,000,000)	7,650,000,000
Cash	191,231,751
Interest and dividend receivable	36,418,646
Receivable for capital shares issued	82,000
Prepaid expenses and other assets	82,512

Total Assets	15,803,098,515

Liabilities:
Professional fees payable	5,857
Distributions payable	21,846,681
Payable for investments purchased	591,440,153
Accrued expenses and other payables:
Investment advisory fees	1,348,412
Accounting fees	127,629
Audit fees	40,846
Trustees’ fees	52,405
Distribution fees	748,601
Custodian fees	32,789
Transfer agent fees	4,552
Other	419,566

Total Liabilities	616,067,491

Net Assets	$15,187,031,024

Net Assets Consists of:
Capital	$15,187,522,385
Accumulated earnings	(491,361)

Net Assets	$15,187,031,024

13

FINANCIAL STATEMENTS

Statement of Assets and Liabilities (cont.)

March 31, 2024 (Unaudited)

RBC BlueBay U.S. Government Money Market Fund
Net Assets
Class A	$2,769,029
Institutional Class 1	11,178,258,929
Institutional Class 2	3,605,520,786
Investor Class	400,482,280

Total	$15,187,031,024

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,769,203
Institutional Class 1	11,178,678,867
Institutional Class 2	3,605,572,301
Investor Class	400,536,932

Total	15,187,557,303

Net Asset Values and Redemption Prices Per Share:
Class A	$1.00

Institutional Class 1	$1.00

Institutional Class 2	$1.00

Investor Class	$1.00

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statement of Operations

For the Six Months Ended

March 31, 2024 (Unaudited)

RBC BlueBay U.S. Government Money Market Fund
Investment Income:
Interest income	$397,036,626

Expenses:
Investment advisory fees	7,328,072
Distribution fees–Class A	1,184
Distribution fees–Institutional Class 2	2,629,238
Distribution fees–Investor Class	3,079,268
Accounting fees	435,589
Audit fees	28,087
Custodian fees	97,099
Insurance fees	17,908
Legal fees	313,217
Registrations and filing fees	76,192
Shareholder reports	273,045
Transfer agent fees–Class A	1,984
Transfer agent fees–Institutional Class 1	623,347
Transfer agent fees–Institutional Class 2	12,943
Transfer agent fees–Investor Class	3,030
Trustees’ fees and expenses	351,735
Tax expense	3,266
Other fees	164,109

Total expenses before fee waiver/reimbursement	15,439,313
Expenses waived/reimbursed by:
Distributor - Class Specific	(387,382)
Advisor	(471)

Net expenses	15,051,460

Net Investment Income	381,985,166

Change in net assets resulting from operations	$381,985,166

See Notes to the Financial Statements.

15

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay U.S. Government Money Market Fund

	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
From Investment Activities
Operations:
Net investment income	$381,985,166	$538,450,712
Net realized gains from investments	0	661,146

Change in net assets resulting from operations	381,985,166	539,111,858

Distributions to Shareholders:
Class A	(60,428)	(2,008)
Institutional Class 1	(278,789,046)	(331,811,480)
Institutional Class 2	(90,401,143)	(142,876,259)
Investor Class	(13,647,242)	(64,150,146)

Change in net assets resulting from shareholder distributions	(382,897,859)	(538,839,893)

Capital Transactions:
Proceeds from shares issued	70,162,321,761	93,936,872,717
Distributions reinvested	253,525,849	378,977,087
Cost of shares redeemed	(68,579,803,035)	(89,667,340,055)

Change in net assets resulting from capital transactions	1,836,044,575	4,648,509,749

Net increase in net assets	1,835,131,882	4,648,781,714
Net Assets:
Beginning of period	13,351,899,142	8,703,117,428

End of period	$15,187,031,024	$13,351,899,142

Share Transactions:
Issued	70,162,321,761	93,936,872,717
Reinvested	253,525,849	378,977,087
Redeemed	(68,579,803,035)	(89,667,340,055)

Change in shares resulting from capital transactions	1,836,044,575	4,648,509,749

See Notes to the Financial Statements.

16

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/24 (Unaudited)	$1.00	0.03	—	0.03	(0.03)	(0.03)	$1.00
Period Ended 9/30/23(b)	1.00	0.02	—(c)	0.02	(0.02)	(0.02)	1.00
Institutional Class 1
Six Months Ended 3/31/24 (Unaudited)	$1.00	0.03	—	0.03	(0.03)	(0.03)	$1.00
Year Ended 9/30/23	1.00	0.05	(0.01)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(c)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(c)	—(c)	—(c)	—(c)	—(c)	1.00
Year Ended 9/30/20	1.00	0.01	—(c)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(c)	0.02	(0.02)	(0.02)	1.00
Institutional Class 2
Six Months Ended 3/31/24 (Unaudited)	$1.00	0.03	—	0.03	(0.03)	(0.03)	$1.00
Year Ended 9/30/23	1.00	0.04	—(c)	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(c)	0.01	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/21	1.00	—(c)	—(c)	—(c)	—(c)	—(c)	1.00
Year Ended 9/30/20	1.00	0.01	—(c)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/19	1.00	0.02	—(c)	0.02	(0.02)	(0.02)	1.00
Investor Class
Six Months Ended 3/31/24 (Unaudited)	$1.00	0.02	—	0.02	(0.02)	(0.02)	$1.00
Year Ended 9/30/23	1.00	0.03	0.01	0.04	(0.04)	(0.04)	1.00
Year Ended 9/30/22	1.00	—(c)	—	—	—(c)	—(c)	1.00
Year Ended 9/30/21	1.00	—(c)	—(c)	—(c)	—(c)	—(c)	1.00
Year Ended 9/30/20	1.00	—(c)	—(c)	—(c)	—(c)	—(c)	1.00
Year Ended 9/30/19	1.00	0.01	—(c)	0.01	(0.01)	(0.01)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

(c)	Less than $0.01 or $(0.01) per share.

17

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return	Net Assets, End of Period (millions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
Class A
Six Months Ended 3/31/24 (Unaudited)	2.62%(a)	$ 3	0.25%(b)(c)	5.09%	0.39%
Period Ended 9/30/23(d)	1.58%(a)	—	0.25%(b)(c)	4.94%	5.53%
Institutional Class 1
Six Months Ended 3/31/24 (Unaudited)	2.68%(a)	$11,178	0.14%(b)	5.28%(b)	0.14%(b)
Year Ended 9/30/23	4.54%	8,244	0.13%(e)	4.74%	0.17%
Year Ended 9/30/22	0.60%	2,724	0.07%(e)	0.29%	0.17%
Year Ended 9/30/21	0.02%	11,201	0.09%(e)	0.02%	0.17%
Year Ended 9/30/20	0.83%	10,821	0.16%(e)	0.43%	0.17%
Year Ended 9/30/19	2.19%	1,916	0.19%	2.17%	0.19%
Institutional Class 2
Six Months Ended 3/31/24 (Unaudited)	2.61%(a)	$ 3,606	0.27%(b)	5.14%(b)	0.27%(b)
Year Ended 9/30/23	4.39%	3,705	0.28%	4.36%	0.28%
Year Ended 9/30/22	0.52%	2,967	0.15%(f)	0.43%	0.27%
Year Ended 9/30/21	0.02%	3,935	0.09%(f)	0.02%	0.27%
Year Ended 9/30/20	0.71%	3,358	0.26%(f)	0.62%	0.27%
Year Ended 9/30/19	2.09%	2,510	0.29%	2.08%	0.29%
Investor Class
Six Months Ended 3/31/24 (Unaudited)	2.24%(a)	$ 400	1.00%(b)	4.42%(b)	1.13%(b)
Year Ended 9/30/23	3.64%	1,403	1.00%	3.38%	1.13%
Year Ended 9/30/22	0.25%	3,012	0.36%(g)	0.18%	1.12%
Year Ended 9/30/21	0.02%	5,218	0.08%(g)	0.02%	1.12%
Year Ended 9/30/20	0.34%	2,394	0.54%(g)	0.25%	1.12%
Year Ended 9/30/19	1.37%	1,040	1.00%	1.36%	1.14%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)	Not annualized.

(b)	Annualized.

18

FINANCIAL HIGHLIGHTS

RBC BlueBay U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

(c)

During the six months ended March 31, 2024 and for the period ended September 30, 2023, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.04% and 5.19%, if such voluntary waivers were excluded for the six months ended March 31, 2024 and for the period ended September 30, 2023. See Note 3 – Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(d)	For the period from June 8, 2023, (commencement of operations) through September 30, 2023.

(e)

During the periods ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.03%, 0.09%, 0.08% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2023, September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 –  Agreements and Other Transactions with Affiliates and Note 4 – Fund Distribution for more information.

(f)

During the periods ended September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.11%, 0.18% and 0.01%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 – Agreements and Other Transactions with Affiliates and Note4 – Fund Distribution for more information.

(g)

During the periods ended September 30, 2022, September 30, 2021 and September 30, 2020, the Advisor and/or Distributor voluntarily waived a portion of its fees. The Fund’s net expense ratio would increase by an amount of 0.65%, 0.92% and 0.46%, respectively, if such voluntary waivers were excluded for the periods ended September 30, 2022, September 30, 2021 and September 30, 2020. See Note 3 –Agreements and Other Transactions with Affiliates and Note4 – Fund Distribution for more information.

See Notes to the Financial Statements.

19

NOTES TO FINANCIAL STATEMENTS

March 31, 2024 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 23 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the RBC BlueBay U.S. Government Money Market Fund (“Fund”).

The Fund offers four share classes: Class A, Institutional Class 1, Institutional Class 2 and Investor Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost, and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has designated the Advisor with the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities, and has established a Pricing Committee to assist in carrying out supervisory functions related to such responsibilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee provides periodic reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board regarding pricing and valuation matters. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

20

NOTES TO FINANCIAL STATEMENTS

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or the Advisor determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies approved by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

• Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

• Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 2 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2024 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
RBC BlueBay U.S. Government Money Market Fund	$—	15,575,283,606	$—	15,575,283,606

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s

21

NOTES TO FINANCIAL STATEMENTS

agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintains sufficient liquidity so that cash will be available to make payment for the

22

NOTES TO FINANCIAL STATEMENTS

securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2024, the Fund held when-issued securities and details are included in the Schedules of Portfolio Investments.

Indemnifications:

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund has not had prior claims or losses pursuant to these contracts.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
RBC BlueBay U.S. Government Money Market Fund	0.10%

Institutional Class 1 of the Fund pays an annual shareholder services administration fee of up to 0.05% of the average daily net assets attributable to Institutional Class 1 shares that is used to reimburse or compensate a servicing agent (or pay the Advisor, which the Advisor will use to reimburse or compensate a servicing agent) for its efforts and expenses incurred in connection with servicing shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for Institutional Class 1 until January 31, 2025. During the period ended March 31, 2024, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $92,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

The Advisor has invested in and, as of March 31, 2024, owns 14,600,222 shares of the Fund, representing 0.1% of total Fund net assets.

23

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to Class A, Institutional Class 2 and Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	Class A	Institutional Class 2	Investor Class
12b-1 Plan Fee	0.10%	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
Class A	0.25%
Institutional Class 2	0.30%
Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2025. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2024, the amount subject to possible recoupment under the expense limitation agreement is $1,492,890.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the period ended March 31, 2024, the following distribution fees were waived either contractually or voluntarily:

Share Class	Distribution Fees Waived
Class A	$ 1,184
Investor Class	386,198

During the six months ended March 31, 2024, the Advisor voluntarily waived fees or reimbursed expenses for Class A in the amount of $471.

24

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	RBC BlueBay U.S. Government Money Market Fund
	For the Six Months Ended March 31, 2024 (Unaudited)	For the Year Ended September 30, 2023
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$4,768,464	$406,000
Distributions reinvested	60,375	2,067
Cost of shares redeemed	(2,467,703)	—

Change in Class A	$2,361,136	$408,067

Institutional Class 1
Proceeds from shares issued	$65,310,674,211	$83,136,112,876
Distributions reinvested	150,601,511	172,202,136
Cost of shares redeemed	(62,525,886,425)	(77,789,184,784)

Change in Institutional Class 1	$2,935,389,297	$5,519,130,228

Institutional Class 2
Proceeds from shares issued	$4,221,433,725	$7,486,727,325
Distributions reinvested	89,378,753	142,748,302
Cost of shares redeemed	(4,410,451,605)	(6,890,856,888)

Change in Institutional Class 2	$(99,639,127)	$738,618,739

Investor Class
Proceeds from shares issued	$625,445,361	$3,313,626,516
Distributions reinvested	13,485,210	64,024,582
Cost of shares redeemed	(1,640,997,302)	(4,987,298,383)

Change in Investor Class	$(1,002,066,731)	$(1,609,647,285)

Change in net assets resulting from capital transactions	$1,836,044,575	$4,648,509,749

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last three tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

25

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the year ended September 30, 2023 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid

RBC BlueBay U.S. Government Money Market Fund	$537,614,906	$90,609	$537,705,515	$537,705,515

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2024.

As of September 30, 2023, the Fund does not have any capital loss carryforward.

Under current tax law, Post-October Capital Losses and Late-Year Ordinary Losses may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any Post-October Capital Losses or Late-Year Ordinary Losses for the year ending September 30, 2023.

7. Line of Credit

The Fund, along with other Funds within the Trust, participates in an uncommitted, secured $500,000,000 line of credit with U.S. Bank, N.A. (the “Bank”), the Funds’ custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of July 27, 2024. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. Since multiple funds within the Trust participate in this line of credit, there is no assurance that an individual fund will have access to all or any part of the $500,000,000 at any particular time. There were no loans outstanding pursuant to this line of credit at March 31, 2024 and there were no borrowings made by the Fund during the period.

8. Significant Risks

Shareholder concentration risk:

As of March 31, 2024, affiliated broker-dealer omnibus accounts owned 27% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

Market risk:

One or more markets in which a Fund invests may go down in value, sometimes sharply and unpredictably, and the value of a Fund’s portfolio securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, industry or the market as a whole. In addition, global economies and financial markets are becoming increasingly interconnected, and political, economic and other conditions and events (including, but not limited to, natural disasters, pandemics, epidemics, and social unrest) in one country, region, or financial market may adversely impact issuers in a different country, region or financial market. Furthermore, the occurrence of, among other events, natural or man-made disasters, severe weather or geological events, fires, floods, earthquakes, outbreaks of disease (such as COVID-19, avian influenza or H1N1/09), epidemics, pandemics, malicious acts, cyber-attacks, terrorist acts or the occurrence of climate change, may also adversely impact the performance of a Fund. Such events could adversely impact issuers, markets and economies over the short- and long-term, including in ways that cannot necessarily be foreseen. A Fund could be negatively impacted if the value of a portfolio holding were harmed by such political or economic conditions or events. Moreover, such negative political and economic conditions and events could disrupt the processes necessary for a Fund’s operations.

26

NOTES TO FINANCIAL STATEMENTS

9. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Fund and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2023 through March 31, 2024.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23–3/31/24	Annualized Expense Ratio During Period 10/1/23–3/31/24
RBC BlueBay U.S. Government Money Market Fund
Class A	$1,000.00	$1,026.20	$1.27	0.25%
Institutional Class 1	1,000.00	1,026.80	0.71	0.14%
Institutional Class 2	1,000.00	1,026.10	1.37	0.27%
Investor Class	1,000.00	1,022.40	5.06	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/23	Ending Account Value 3/31/24	Expenses Paid During Period* 10/1/23-3/31/24	Annualized Expense Ratio During Period 10/1/23-3/31/24
RBC BlueBay U.S. Government Money Market Fund
Class A	$1,000.00	$1,023.75	$1.26	0.25%
Institutional Class 1	1,000.00	1,024.30	0.71	0.14%
Institutional Class 2	1,000.00	1,023.65	1.37	0.27%
Investor Class	1,000.00	1,020.00	5.05	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 183/366 (to reflect one half year period).

29

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32

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.com

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2024.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds.

RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. This product is made of material from well-managed FSC®-certified forests, recycled materials, and other controlled sources. The Forest Stewardship Council® promotes environmentally appropriate, socially beneficial, and economically viable management of the world’s forests.

RBCF-MM SAR 03-24

 (b) Not applicable.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RBC Funds Trust

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date May 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David Eikenberg
David Eikenberg, President and Chief Executive Officer
(principal executive officer)

Date May 30, 2024

By (Signature and Title)* /s/ Kathleen A. Hegna
Kathleen A. Hegna, Treasurer and Chief Financial Officer
(principal financial officer)

Date May 30, 2024

* Print the name and title of each signing officer under his or her signature.